September 30, 2002

                           Equity
                           Portfolios

                           ANNUAL REPORT
                           TO SHAREHOLDERS

WORLD CLASS

INSTITUTIONAL

ASSET MANAGEMENT

AT A PERSONAL LEVEL


 Not FDIC Insured                                  (LOGO)
  May Lose Value                                   BLACKROCK
 No Bank Guarantee                                     FUNDS
                                                   [GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                                EQUITY PORTFOLIOS

* Large Cap Value Equity    * U.S. Opportunities           * Asia Pacific Equity
* Large Cap Growth Equity   * Global Science & Technology  * Select Equity
* Mid-Cap Value Equity        Opportunities                * Index Equity
* Mid-Cap Growth Equity     * European Equity              * Balanced
* Small Cap Value Equity    * International Equity
* Small Cap Growth Equity   * International Opportunities

                                                 TABLE OF CONTENTS

SHAREHOLDER LETTER...............................................................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity.....................................................................................2
      Large Cap Growth Equity....................................................................................3
      Mid-Cap Value Equity.......................................................................................4
      Mid-Cap Growth Equity......................................................................................5
      Small Cap Value Equity.....................................................................................6
      Small Cap Growth Equity....................................................................................7
      U.S. Opportunities (formerly Micro-Cap Equity).............................................................8
      Global Science & Technology Opportunities (formerly Global Science & Technology)...........................9
      European Equity...........................................................................................10
      International Equity......................................................................................11
      International Opportunities (formerly International Small Cap Equity).....................................12
      Asia Pacific Equity.......................................................................................13
      Select Equity.............................................................................................14
      Index Equity..............................................................................................15
      Balanced..................................................................................................16
      Note on Performance Information...........................................................................17
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS..............................................................18-59
      Large Cap Value Equity Statement of Assets & Liabilities..................................................20
      Large Cap Growth Equity Statement of Assets & Liabilities.................................................23
      Mid-Cap Value Equity Statement of Assets & Liabilities....................................................26
      Mid-Cap Growth Equity Statement of Assets & Liabilities...................................................29
      Small Cap Value Equity Statement of Assets & Liabilities..................................................32
      Small Cap Growth Equity Statement of Assets & Liabilities.................................................35
      Global Science & Technology Opportunities Statement of Assets & Liabilities...............................40
      International Equity Statement of Assets & Liabilities....................................................43
      Select Equity Statement of Assets & Liabilities...........................................................51
      Balanced Statement of Assets & Liabilities................................................................59
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations...............................................................................60-62
      Statements of Changes in Net Assets....................................................................64-69
      Financial Highlights...................................................................................70-85
NOTES TO FINANCIAL STATEMENTS...............................................................................86-104
REPORT OF INDEPENDENT ACCOUNTANTS..............................................................................105
FUND MANAGEMENT............................................................................................106-108
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT.................................................................109-126

------------------------------------------------------------------------------------------------------------------
                                       PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS  SHAREHOLDERS  AND TO SAFEGUARDING  THEIR NONPUBLIC
PERSONAL  INFORMATION.  THE FOLLOWING  INFORMATION  IS PROVIDED TO HELP YOU UNDERSTAND  WHAT PERSONAL  INFORMATION
BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION,  AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION
WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC  PERSONAL  INFORMATION  RELATING TO ITS  SHAREHOLDERS  WHO PURCHASE
SHARES  THROUGH  THEIR  BROKER-DEALERS.  IN THE CASE OF  SHAREHOLDERS  WHO ARE RECORD  OWNERS OF BLACKROCK  FUNDS,
BLACKROCK FUNDS RECEIVES  NONPUBLIC PERSONAL  INFORMATION ON ACCOUNT  APPLICATIONS OR OTHER FORMS. WITH RESPECT TO
THESE  SHAREHOLDERS,  BLACKROCK  FUNDS ALSO HAS ACCESS TO SPECIFIC  INFORMATION  REGARDING  THEIR  TRANSACTIONS IN
BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS
TO ANYONE,  EXCEPT AS  PERMITTED BY LAW OR AS IS NECESSARY  IN ORDER TO SERVICE OUR  SHAREHOLDERS'  ACCOUNTS  (FOR
EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL  INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK  EMPLOYEES
WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL
SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
------------------------------------------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

September 30, 2002

Dear Shareholder:

      We are pleased to present the Annual Report to Shareholders of the BlackRock Equity Portfolios for the year ending September 30, 2002. This report includes comments from portfolio managers, performance, and other relevant information regarding the BlackRock Funds. We encourage you to read the report, and we thank you for making BlackRock part of your investment program.

      The downturn of the equity markets is now into its third year, with few signs of a near-term recovery. Corporate governance issues, global political unrest, earnings disappointments and the prospect of a war in the Middle East continue to underscore a jittery equity market and a sense of investor uncertainty. In recent months, consumer confidence has steadily declined, and many investors are either sitting on the sidelines in cash or have moved into more conservative fixed income alternatives.

      For the past 12 months, the U.S. equity markets turned in sub-par performance with the S&P 500 INDEX -- a good measure of the U.S. large cap market -- posting a -20.49% return.1 Mid and small capitalization stocks followed suit with returns of -8.98% and -9.30%, as measured by the RUSSELL MIDCAP INDEX and the RUSSELL 2000 INDEX, respectively.2 International markets did not fare any better with the MSCI EAFE INDEX returning -15.53% for the same period.3 In this environment, mid and small cap stocks outperformed large caps, and investors favored value stocks over growth stocks.

      BlackRock's Equity Portfolios were not immune to weak market conditions. While the market environment has been quite challenging, we remain confident that our disciplined approach to equity investing is appropriate for the long-term investor. We continue to focus on companies that are fundamentally strong, undervalued and/or have above-average earnings growth potential. For the near-term, we believe that the equity market will not fully recover until earnings expectations become more reflective of the current business environment. However, we have also seen from experience that stock prices have gone up over longer periods of time, and have significantly outperformed other types of investments.

      Despite an immediate future that is not as clear as we might like, we continue to believe that the strategy for investors remains the same: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. We encourage investors to consult with their financial advisors for help in making decisions for their long-term financial plans.

      On behalf of BlackRock, we thank you for your continued confidence and appreciate the opportunity to help you achieve your financial goals.


Sincerely,

/s/  ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

1 The S&P 500 INDEX measures performance of large cap U.S. equities through changes in the aggregate market value of 500 stocks representing leading industries. The index is unmanaged and cannot be purchased directly.

2 The RUSSELL MIDCAP INDEX is designed to measure the performance of the 800 smallest companies in the RUSSELL 1000 INDEX. The RUSSELL 1000 INDEX is used to measure the performance of the 1,000 largest U.S. companies based on total market capitalization. The RUSSELL 2000 INDEX is designed to measure the performance of the smallest 2,000 companies in the RUSSELL 3000 INDEX, a measure of the 3,000 largest U.S. companies based on market capitalization. The indices are unmanaged and cannot be purchased directly.

3 The MSCI EAFE INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada. As of April 2002, the index consisted of 21 developed market country indices. The index is unmanaged and cannot be purchased directly.

                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $602.9 MILLION

PERFORMANCE BENCHMARK
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION WITH CURRENT INCOME AS A SECONDARY OBJECTIVE BY INVESTING PRIMARILY IN STOCKS BELIEVED BY THE MANAGER TO BE UNDERVALUED AND WITH MARKET CAPITALIZATION ABOVE $1 BILLION, EMPHASIZING THOSE COMPANIES WITH MARKET CAPITALIZATION OVER $10 BILLION. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS THAT ARE BELIEVED TO BE WORTH MORE THAN IS INDICATED BY CURRENT MARKET PRICE AND HAVE LOWER THAN AVERAGE PRICE-TO-EARNINGS, PRICE-TO-BOOK OR SIMILAR VALUATION RATIOS. IN ADDITION TO IDENTIFYING OTHER CATALYSTS FOR POTENTIAL OUTPERFORMANCE, A COMPANY'S EARNINGS TREND AND ITS STOCK DIVIDEND POTENTIAL WILL ALSO BE FACTORS CONSIDERED IN STOCK SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o IN RESPONSE TO THE MARKET DETERIORATION AND ECONOMIC WEAKNESS AT THE BEGINNING OF THE FISCAL YEAR, THE FEDERAL RESERVE CUT INTEREST RATES 1.25%, LEAVING THE FED FUNDS TARGET RATE AT 40 YEAR LOWS. THIS DIFFICULT FISCAL YEAR WAS CHARACTERIZED BY LOW INVESTOR CONFIDENCE AS CORPORATE MISMANAGEMENT AND MALFEASANCE CAUSED AN UNUSUALLY LARGE NUMBER OF NEGATIVE MARKETPLACE SURPRISES. COMPANIES WITH HIGH DEGREES OF LEVERAGE FOUND THEMSELVES UNABLE TO ACCESS THE CAPITAL OR LOAN MARKETS TO ROLL OVER THEIR MATURING DEBT, WHICH ONLY INCREASED MARKETPLACE CONCERNS. TECHNOLOGY DEMAND, AND THE BUBBLE IN TECH SPENDING AND MARKET PRICES, DEFLATED RAPIDLY. IN THIS ENVIRONMENT, THE STOCK MARKET LOST CONSIDERABLE GROUND. CONSUMER CONFIDENCE BEGAN TO WANE, ESPECIALLY IN THE FACE OF INCREASED VIOLENCE IN THE MIDDLE EAST AND UNCERTAINTY REGARDING FUTURE MILITARY ACTION IN IRAQ. THE ECONOMY MANAGED TO MOVE ALONG POSITIVELY, BUT SLUGGISHLY. HOUSING, AUTOS AND CONSUMER SPENDING WERE GENERALLY STRONG DURING THE FISCAL YEAR, BUT CORPORATE CAPITAL EXPENDITURES AND LABOR MARKETS WERE BOTH NEGATIVE.

     o WHAT HURT THE PORTFOLIO'S RELATIVE PERFORMANCE THE MOST WERE SUDDEN NEGATIVE CORPORATE EVENTS AND HEIGHTENED RISK AVERSION IN THE MARKET. VALUE INVESTORS TYPICALLY SEEK OPPORTUNITIES IN STOCKS THAT ARE BEATEN DOWN BY THE MARKET. WE CONTINUOUSLY MONITOR OUR UNIVERSE OF SECURITIES, ASSESS VALUE AND MAKE PURCHASES FOR THE PORTFOLIO BASED ON A COMBINATION OF VALUATION CRITERIA AND SUCH FUNDAMENTAL CHARACTERISTICS AS THE POTENTIAL FOR SALES GROWTH, PROFIT MARGINS AND CASH FLOWS. THIS FISCAL YEAR, AS INVESTORS BECAME MORE CAUTIOUS ON THE ECONOMY, OUR INVESTMENTS IN ELECTRIC UTILITIES, ENERGY, TECHNOLOGY AND INDUSTRIAL SERVICE SECTORS HURT RELATIVE PERFORMANCE, WITH SOME STOCKS SUCH AS TYCO EXPERIENCING SHARP DOWNDRAFTS IN PRICE. HELPING PERFORMANCE WERE OUR POSITIONS IN DEFENSE STOCKS AND OUR DELIBERATE LACK OF EXPOSURE TO THE AIRLINE INDUSTRY. OUR STOCK SELECTION INITIALLY HURT PORTFOLIO RETURNS, BUT HELPED THE PORTFOLIO TO OUTPERFORM IN THE FINAL MONTHS OF THE PERIOD. AS THE YEAR PROGRESSED, WE IDENTIFIED MANY STOCKS WITH GOOD CASH FLOWS AND SOLID DIVIDEND SUPPORT, SUCH AS THE REGIONAL BELL OPERATING COMPANIES.

     o WE CONTINUE TO LOOK FOR COMPANIES WITH LOW VALUATION METRICS THAT ARE WELL POSITIONED IN THEIR INDUSTRIES AND HAVE THE POTENTIAL TO DELIVER GOOD EARNINGS GROWTH, IMPROVING RETURNS AND STRONG AND GROWING CASH FLOWS. SOME RECENT EXAMPLES OF HIGH QUALITY COMPANIES FITTING THIS PROFILE ARE CITIGROUP, MONSANTO AND INGERSOLL RAND. THE MANAGEMENT TEAM'S PROCESS REMAINS ORIENTED TOWARD IDENTIFYING SUCH WELL POSITIONED COMPANIES AND DETERMINING WHEN THEIR SHARE PRICES MAKE THEM GOOD POTENTIAL INVESTMENTS.

                      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE EQUITY
                       PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                        [GRAPHIC OMITTED]

                                   EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS   SERVICE CLASS   INVESTOR A CLASS   INVESTOR B CLASS   INVESTOR C CLASS   RUSSELL 1000 VALUE INDEX
4/20/92        $10,000           $10,000              $9,550            $10,000         $10,000                 $10,000
Jun-92          $9,831            $9,831              $9,388             $9,831          $9,831                  $9,842
Sep-92          $9,882            $9,882              $9,437             $9,882          $9,882                  $9,899
Dec-92         $10,457           $10,457              $9,986            $10,457         $10,457                 $10,476
Mar-93         $11,342           $11,342             $10,832            $11,342         $11,342                 $11,333
Jun-93         $11,414           $11,414             $10,901            $11,414         $11,414                 $11,575
Sep-93         $12,048           $12,042             $11,508            $12,050         $12,050                 $12,044
Dec-93         $12,338           $12,327             $11,768            $12,322         $12,322                 $11,919
Mar-94         $11,871           $11,853             $11,313            $11,846         $11,846                 $11,410
Jun-94         $12,045           $12,021             $11,459            $11,999         $11,999                 $11,385
Sep-94         $12,501           $12,466             $11,891            $12,452         $12,452                 $11,568
Dec-94         $12,474           $12,432             $11,854            $12,413         $12,413                 $11,265
Mar-95         $13,546           $13,494             $12,862            $13,468         $13,468                 $12,224
Jun-95         $14,616           $14,549             $13,863            $14,516         $14,516                 $13,197
Sep-95         $15,716           $15,633             $14,890            $15,591         $15,591                 $14,232
Dec-95         $16,823           $16,722             $15,921            $16,672         $16,672                 $15,060
Mar-96         $17,778           $17,659             $16,807            $17,581         $17,581                 $15,794
Jun-96         $18,388           $18,253             $17,372            $18,132         $18,132                 $15,945
Sep-96         $19,018           $18,864             $17,947            $18,705         $18,705                 $16,285
Dec-96         $20,894           $20,698             $19,712            $20,485         $20,485                 $17,770
Mar-97         $21,243           $21,044             $20,007            $20,363         $20,363                 $18,119
Jun-97         $24,155           $23,900             $22,716            $23,671         $23,671                 $20,649
Sep-97         $26,177           $25,883             $24,592            $25,579         $25,579                 $22,561
Dec-97         $26,876           $26,554             $25,236            $26,195         $26,195                 $23,445
Mar-98         $30,252           $29,905             $28,361            $29,375         $29,375                 $26,068
Jun-98         $29,798           $29,417             $27,907            $28,852         $28,852                 $26,185
Sep-98         $25,581           $25,237             $23,947            $24,698         $24,698                 $23,153
Dec-98         $29,692           $29,273             $27,752            $28,560         $28,560                 $26,996
Mar-99         $30,031           $29,583             $28,041            $28,795         $28,795                 $27,385
Jun-99         $33,457           $32,917             $31,195            $31,982         $31,982                 $30,472
Sep-99         $29,516           $29,033             $27,502            $28,138         $28,138                 $27,488
Dec-99         $30,773           $30,266             $28,662            $29,258         $29,258                 $28,984
Mar-00         $30,321           $29,779             $28,189            $28,737         $28,737                 $29,123
Jun-00         $28,923           $28,386             $26,859            $27,337         $27,317                 $27,757
Sep-00         $31,359           $30,750             $29,072            $29,527         $29,527                 $29,941
Dec-00         $33,842           $33,164             $31,360            $31,759         $31,780                 $31,019
Mar-01         $31,856           $31,194             $29,456            $29,800         $29,819                 $29,201
Jun-01         $32,786           $32,080             $30,305            $30,575         $30,595                 $30,626
Se-01          $28,779           $28,157             $26,559            $26,765         $26,783                 $27,273
Dec-01         $30,535           $29,826             $28,145            $28,315         $28,309                 $29,284
Mar-02         $30,401           $29,698             $27,993            $28,117         $28,131                 $30,482
Jun-02         $25,461           $24,839             $23,410            $23,463         $23,478                 $27,885
Sep-02         $20,890           $20,368             $19,203            $19,188         $19,203                 $22,651

                                   FOR PERIOD ENDING SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN

                                          1 Year       3 Year       5 Year      10 Year     From Inception
                                          ------       ------       ------      -------     --------------
  Institutional Class                    (27.41)%     (10.88)%      (4.41)%      7.78%           7.31%
  Service Class                          (27.66)%     (11.15)%      (4.68)%      7.50%           7.04%
  Investor A Class (Load Adjusted)       (30.93)%     (12.63)%      (5.70)%      6.87%           6.44%
  Investor A Class (NAV)                 (27.70)%     (11.28)%      (4.83)%      7.36%           6.92%
  Investor B Class (Load Adjusted)       (31.54)%     (13.33)%      (6.46)%      6.80%           6.38%
  Investor B Class (NAV)                 (28.32)%     (11.99)%      (5.59)%      6.80%           6.38%
  Investor C Class (Load Adjusted)       (29.04)%     (11.96)%      (5.57)%      6.81%           6.39%
  Investor C Class (NAV)                 (28.29)%     (11.96)%      (5.57)%      6.81%           6.39%
----------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $282.7 MILLION

PERFORMANCE BENCHMARK
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATION ABOVE $1 BILLION, EMPHASIZING THOSE COMPANIES WITH MARKET CAPITALIZATION OVER $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o EARLY IN THE ANNUAL PERIOD, EQUITY MARKETS SAW MIXED RESULTS ACROSS BOTH GROWTH AND VALUE STYLES AS LEADERSHIP AMONG INDIVIDUAL STOCKS AND SECTORS WAS SHORT-LIVED IN THE MARKETPLACE. FOLLOWING EASING BY THE FEDERAL RESERVE IN RESPONSE TO DETERIORATING ECONOMIC CONDITIONS, INVESTORS SOUGHT EXPOSURE TO CYCLICAL SECTORS, NAMELY TECHNOLOGY, WHICH OUTPERFORMED IN ANTICIPATION OF A RAPID ECONOMIC RECOVERY. AT THE START OF THE PERIOD, LARGE CAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL 1000 GROWTH INDEX, SIGNIFICANTLY OUTPERFORMED THE RUSSELL 1000 VALUE INDEX. HOWEVER, AS THE PERIOD PROGRESSED, INCREASING CONCERNS OVER SUSTAINABLE ECONOMIC GROWTH, CORPORATE ACCOUNTING PRACTICES AND GEOPOLITICAL ISSUES LED INVESTORS AWAY FROM GROWTH STOCKS IN FAVOR OF COMPANIES TRADING AT MORE ATTRACTIVE VALUATIONS.

     o THE PORTFOLIO WAS INITIALLY POSTURED DEFENSIVELY AS WE BELIEVED THAT A NEAR-TERM ECONOMIC RECOVERY WOULD NOT TAKE PLACE. WITH A BELIEF THAT THE MARKET WAS NOT ACCURATELY REFLECTING ECONOMIC TRENDS OR INDIVIDUAL COMPANIES' EARNINGS VISIBILITY, THE FUND MAINTAINED AN OVERWEIGHT IN LARGER, MORE DIVERSIFIED INDUSTRY LEADERS. THIS HURT PORTFOLIO PERFORMANCE AS THESE HOLDINGS LAGGED THE PERFORMANCE OF SMALLER AND LOWER QUALITY COMPANIES EARLY IN THE PERIOD.

     o DURING THE PERIOD, THE PORTFOLIO BENEFITED FROM AN OVERWEIGHT IN SEMICONDUCTORS AND A LACK OF EXPOSURE TO COMPUTER HARDWARE NAMES. TOWARDS THE END OF THE PERIOD, STOCK SELECTION IN THE FINANCIAL SECTOR WAS A POSITIVE CONTRIBUTOR TO PERFORMANCE. ALSO BENEFITING THE PORTFOLIO WERE OVERWEIGHTS IN CAPITAL GOODS, HEALTHCARE PROVIDERS AND ENERGY. THE PORTFOLIO UNDERPERFORMED LATER IN THE PERIOD PRIMARILY AS A RESULT OF HOLDINGS IN BEST BUY, SEIBEL SYSTEMS AND SEALED AIR.

     o AS THE MARKETS WEAKENED IN THE PERIOD, WE TOOK STEPS TO FURTHER DIVERSIFY THE PORTFOLIO BY REDUCING SOME OF ITS LARGER POSITIONS. WE BELIEVE THAT THIS WILL FURTHER REDUCE THE VOLATILITY WE ARE SEEING IN THE PORTFOLIO. AT THE SAME TIME, WE BELIEVE THAT THIS WILL ALLOW US TO OUTPERFORM IN A MARKET THAT WE EXPECT WILL REMAIN HIGHLY ROTATIONAL, FOCUSED ON VALUATIONS AND SKEPTICAL OF CORPORATE OPTIMISM.

     o CURRENTLY, THE PORTFOLIO IS UNDERWEIGHTED IN RETAIL, CAPITAL GOODS AND COMMERCIAL SERVICES, WHILE ITS LARGEST OVERWEIGHTS ARE IN ENERGY, CONSUMER NON-CYCLICALS AND TECHNOLOGY, ELECTRONICS AND HARDWARE. WE REMAIN FOCUSED ON LOOKING FOR COMPANIES THAT ARE WELL POSITIONED FOR GROWTH BUT ARE ALSO TRADING AT REASONABLE VALUATIONS.

                            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH
                     EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.


                                                          [GRAPHIC OMITTED]

                                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS   SERVICE CLASS    INVESTOR A CLASS   INVESTOR B CLASS   INVESTOR C CLASS    RUSSELL 1000 GROWTH INDEX
11/1/89        $10,000            $10,000              $9,550            $10,000          $10,000                $10,000
Dec-89         $10,825            $10,825             $10,338            $10,825          $10,825                $10,396
Mar-90         $10,493            $10,493             $10,021            $10,493          $10,493                $10,053
Jun-90         $10,987            $10,987             $10,493            $10,987          $10,987                $10,651
Sep-90         $10,040            $10,040              $9,589            $10,040          $10,040                 $9,096
Dec-90         $10,603            $10,603             $10,126            $10,603          $10,603                 $9,963
Mar-91         $11,397            $11,397             $10,884            $11,397          $11,397                $11,510
Jun-91         $11,304            $11,304             $10,795            $11,304          $11,304                $11,459
Sep-91         $11,993            $11,993             $11,454            $11,993          $11,993                $12,167
Dec-91         $13,361            $13,361             $12,760            $13,361          $13,361                $13,254
Mar-92         $12,389            $12,389             $11,831            $12,389          $12,389                $12,967
Jun-92         $12,455            $12,455             $11,894            $12,455          $12,455                $13,148
Sep-92         $12,581            $12,581             $12,014            $12,581          $12,581                $13,579
Dec-92         $13,228            $13,228             $12,631            $13,228          $13,228                $14,451
Mar-93         $13,473            $13,473             $12,865            $13,473          $13,473                $15,053
Jun-93         $13,912            $13,912             $13,271            $13,912          $13,912                $15,157
Sep-93         $15,371            $15,371             $14,651            $15,371          $15,371                $15,646
Dec-93         $15,039            $15,039             $14,338            $15,039          $15,039                $15,919
Mar-94         $13,859            $13,859             $13,200            $13,859          $13,859                $15,290
Jun-94         $13,001            $13,001             $12,370            $13,001          $13,001                $15,260
Sep-94         $13,657            $13,657             $12,983            $13,657          $13,657                $16,041
Dec-94         $13,525            $13,525             $12,841            $13,525          $13,525                $15,979
Mar-95         $14,755            $14,755             $13,997            $14,755          $14,755                $17,499
Jun-95         $16,075            $16,075             $15,237            $16,075          $16,075                $19,147
Sep-95         $17,737            $17,737             $16,781            $17,737          $17,737                $20,853
Dec-95         $18,183            $18,183             $17,192            $18,183          $18,183                $22,012
Mar-96         $19,333            $19,333             $18,267            $19,333          $19,333                $23,226
Jun-96         $20,471            $20,471             $19,315            $20,447          $20,447                $24,171
Sep-96         $21,048            $21,048             $19,833            $20,954          $20,954                $24,958
Dec-96         $21,884            $21,884             $20,591            $21,727          $21,727                $26,948
Mar-97         $21,746            $21,746             $20,451            $21,521          $21,521                $27,365
Jun-97         $25,867            $25,858             $24,304            $25,534          $25,534                $32,540
Sep-97         $28,140            $28,115             $26,412            $27,697          $27,697                $34,987
Dec-97         $28,104            $28,051             $26,335            $27,567          $27,567                $36,040
Mar-98         $32,837            $32,752             $30,725            $32,162          $32,096                $40,859
Jun-98         $34,918            $34,793             $32,642            $34,169          $34,032                $42,710
Sep-98         $31,451            $31,303             $29,358            $30,732          $30,557                $38,827
Dec-98         $39,716            $39,523             $37,039            $38,771          $38,480                $49,210
Mar-99         $42,850            $42,590             $39,905            $41,774          $41,367                $52,339
Jun-99         $43,643            $43,361             $40,612            $42,442          $42,028                $54,354
Sep-99         $42,604            $42,290             $39,605            $41,301          $40,898                $52,360
Dec-99         $54,214            $53,789             $50,369            $52,394          $51,883                $65,528
Mar-00         $57,391            $56,871             $53,230            $55,286          $54,747                $70,200
Jun-00         $55,537            $55,022             $51,489            $53,379          $52,836                $68,305
Sep-00         $52,360            $51,831             $48,441            $50,128          $49,571                $64,630
Dec-00         $40,459            $40,024             $37,382            $38,629          $38,185                $50,838
Mar-01         $29,365            $29,017             $27,102            $27,948          $27,630                $40,213
Jun-01         $30,642            $30,245             $28,232            $29,077          $28,749                $43,599
Sep-01         $23,257            $22,965             $21,420            $22,017          $21,758                $35,136
Dec-01         $26,453            $26,106             $24,333            $24,956          $24,669                $40,456
Mar-02         $25,736            $25,365             $23,634            $24,195          $23,941                $39,410
Jun-02         $20,625            $20,307             $18,941            $19,339          $19,131                $32,051
Sep-02         $17,150            $16,859             $15,715            $16,032          $15,829                $27,229

                                      FOR PERIOD ENDING SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN

                                                1 Year       3 Year       5 Year      10 Year     From Inception
                                                ------       ------       ------      ------      --------------
  Institutional Class                          (26.26)%     (26.17)%       (9.43)%     3.15%           4.26%
  Service Class                                (26.59)%     (26.41)%       (9.73)%     2.87%           4.05%
  Investor A Class (Load Adjusted)             (29.94)%     (27.63)%      (10.68)%     2.25%           3.56%
  Investor A Class (NAV)                       (26.63)%     (26.51)%       (9.86)%     2.73%           3.93%
  Investor B Class (Load Adjusted)             (30.39)%     (28.14)%      (11.34)%     2.20%           3.52%
  Investor B Class (NAV)                       (27.18)%     (27.05)%      (10.53)%     2.20%           3.52%
  Investor C Class (Load Adjusted)             (27.96)%     (27.12)%      (10.59)%     2.17%           3.50%
  Investor C Class (NAV)                       (27.24)%     (27.12)%      (10.59)%     2.17%           3.50%
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND INVESTOR C SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                         MID-CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $86.4 MILLION

PERFORMANCE BENCHMARK
     RUSSELL MIDCAP VALUE INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION WITH CURRENT INCOME AS A SECONDARY OBJECTIVE BY INVESTING PRIMARILY IN STOCKS BELIEVED BY THE MANAGER TO BE UNDERVALUED AND WITH MARKET CAPITALIZATION BETWEEN $1.5 BILLION AND $15 BILLION. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS THAT ARE BELIEVED TO BE WORTH MORE THAN IS INDICATED BY CURRENT MARKET PRICE AND HAVE LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN STOCK SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o IN RESPONSE TO THE MARKET DETERIORATION AT THE BEGINNING OF THE ANNUAL PERIOD, THE FEDERAL RESERVE CUT INTEREST RATES 1.25%, LEAVING THE FED FUNDS TARGET RATE AT 40 YEAR LOWS. CONSEQUENTLY, THE MARKETS EXPERIENCED AN INITIAL TURNAROUND ON THE BELIEF THAT AN END TO THE RECESSION WAS NEARING. IN ANTICIPATION OF AN ECONOMIC RECOVERY, INVESTORS SOUGHT EXPOSURE TO CYCLICAL SECTORS, AS TECHNOLOGY SIGNIFICANTLY OUTPERFORMED. HOWEVER, HOPES OF A RECOVERING ECONOMY WERE SOON FOLLOWED BY WORRIES OVER CORPORATE ACCOUNTING PRACTICES AND INCREASED VIOLENCE IN THE MIDDLE EAST. THIS ULTIMATELY DROVE INVESTORS AWAY FROM GROWTH STOCKS IN FAVOR OF COMPANIES TRADING AT ATTRACTIVE VALUES RELATIVE TO THEIR EARNINGS. MIDCAP VALUE STOCKS, AS MEASURED BY THE RUSSELL MIDCAP VALUE INDEX, WERE ABLE TO POST SUBSTANTIAL GAINS THROUGH THE FIRST HALF OF THE FISCAL YEAR.

     o EARLY IN THE PERIOD, THE PORTFOLIO PERFORMED IN LINE WITH ITS BENCHMARK PRIMARILY DUE TO GAINS IN TECHNOLOGY AND ENERGY SECTORS. MIDWAY THROUGH THE PERIOD, THE PORTFOLIO HAD STRONG STOCK SELECTION WITHIN THE CONSUMER SERVICES AND RETAIL SECTORS. OUR ENTERTAINMENT AND APPAREL STORE HOLDINGS OUTPERFORMED AS THE CONSUMER CONTINUED TO DRIVE THE ECONOMIC RECOVERY THROUGH HOME REFINANCING AND ZERO-INTEREST LENDING. OVER THE FINAL MONTHS OF THE PERIOD, STOCK SELECTION WITHIN THE HEALTH CARE AND CONSUMER NON-CYCLICALS SECTORS, AS WELL AS THE PORTFOLIO'S UNDEREXPOSURE TO THE TECHNOLOGY HARDWARE SECTOR, ADDED TO PERFORMANCE. THE HEALTH CARE PRODUCTS AND DRUGS SECTOR WAS THE STRONGEST CONTRIBUTOR TO PERFORMANCE, WITH THE MOST VALUE ADDED BY THE MEDICAL SUPPLIES INDUSTRY.

     o THE EXPECTATIONS AT THE BEGINNING OF THE PERIOD FOR A NEAR-TERM ECONOMIC TURNAROUND AND RECOVERY HAVE NOT MATERIALIZED AND EARNINGS VISIBILITY IS LIMITED IN MANY AREAS OF THE MARKET. AS A RESULT, THE PORTFOLIO IS EVENLY EXPOSED TO COMPANIES WITH MORE EARNINGS VISIBILITY AND TO MORE SPECULATIVE AREAS OF THE MARKET, SUCH AS TECHNOLOGY, AS WE BELIEVE THAT EARNINGS ESTIMATES FOR THE REST OF THE YEAR REMAIN TOO OPTIMISTIC. DURING THE PERIOD, WE INCREASED POSITIONS IN HEALTHCARE AND CONSUMER NON-CYCLICALS. AT THE END OF THE PERIOD, THE PORTFOLIO'S BIGGEST OVERWEIGHTS WERE IN HEALTHCARE AND CONSUMER NON-CYCLICALS. THE LARGEST UNDERWEIGHTS WERE IN REITS, UTILITIES AND CONSUMER CYCLICALS.

                     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE EQUITY PORTFOLIO
                           AND THE RUSSELL MIDCAP VALUE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                          [GRAPHIC OMITTED]

                                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS    SERVICE CLASS    INVESTOR A CLASS   INVESTOR B CLASS   INVESTOR C CLASS   RUSSELL MIDCAP VALUE INDEX
12/27/96       $10,000             $10,000              $9,550          $10,000             $10,000               $10,000
Mar-97         $10,084             $10,071              $9,617          $10,065             $10,065               $10,170
Jun-97         $11,383             $11,363             $10,838          $11,328             $11,328               $11,450
Sep-97         $12,910             $12,881             $12,273          $12,823             $12,823               $12,910
Dec-97         $12,856             $12,819             $12,218          $12,741             $12,741               $13,436
Mar-98         $14,288             $14,240             $13,558          $14,126             $14,126               $14,778
Jun-98         $13,475             $13,418             $12,765          $13,269             $13,269               $14,398
Sep-98         $11,144             $11,086             $10,548          $10,944             $10,944               $12,433
Dec-98         $12,670             $12,588             $11,971          $12,401             $12,401               $14,119
Mar-99         $11,997             $11,908             $11,328          $11,709             $11,709               $13,680
Jun-99         $13,480             $13,372             $12,717          $13,114             $13,114               $15,209
Sep-99         $12,001             $11,893             $11,300          $11,636             $11,636               $13,591
Dec-99         $12,812             $12,688             $12,065          $12,387             $12,387               $14,104
Mar-00         $13,180             $13,029             $12,392          $12,704             $12,704               $14,246
Jun-00         $12,638             $12,492             $11,872          $12,143             $12,143               $14,007
Sep-00         $13,766             $13,600             $12,913          $13,189             $13,189               $15,359
Dec-00         $14,619             $14,422             $13,694          $13,954             $13,954               $16,810
Mar-01         $13,551             $13,364             $12,682          $12,910             $12,910               $16,217
Jun-01         $14,552             $14,341             $13,599          $13,814             $13,814               $17,360
Sep-01         $12,625             $12,431             $11,786          $11,942             $11,942               $15,355
Dec-01         $14,073             $13,858             $13,131          $13,287             $13,287               $17,202
Mar-02         $15,133             $14,880             $14,089          $14,234             $14,234               $18,560
Jun-02         $14,196             $13,947             $13,203          $13,309             $13,309               $17,693
Sep-02         $11,631             $11,421             $10,817          $10,769             $10,877               $14,516

                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN

                                              1 Year        3 Year        5 Year       From Inception
                                              ------        ------        ------       --------------
  Institutional Class                        (7.88)%        (1.04)%       (2.07)%          2.66%
  Service Class                              (8.13)%        (1.31)%       (2.36)%          2.35%
  Investor A Class (Load Adjusted)          (12.33)%        (2.97)%       (3.40)%          1.36%
  Investor A Class (NAV)                     (8.22)%        (1.47)%       (2.51)%          2.17%
  Investor B Class (Load Adjusted)          (12.97)%        (3.69)%       (4.12)%          1.31%
  Investor B Class (NAV)                     (8.92)%        (2.22)%       (3.24)%          1.47%
  Investor C Class (Load Adjusted)           (9.82)%        (2.22)%       (3.24)%          1.47%
  Investor C Class (NAV)                     (8.92)%        (2.22)%       (3.24)%          1.47%
-----------------------------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                         MID-CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $173.9 MILLION

PERFORMANCE BENCHMARK
     RUSSELL MIDCAP GROWTH INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATION ABOVE $1.5 BILLION, EMPHASIZING THOSE COMPANIES WITH MARKET CAPITALIZATION BETWEEN $1.5 BILLION AND $15 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o EARLY IN THE ANNUAL PERIOD, EQUITY MARKETS SAW MIXED RESULTS ACROSS GROWTH AND VALUE STOCKS AS LEADERSHIP AMONG INDIVIDUAL STOCKS AND SECTORS WAS SHORT-LIVED IN THE MARKETPLACE. FOLLOWING THE EASING BY THE FEDERAL RESERVE IN RESPONSE TO DETERIORATING ECONOMIC CONDITIONS, INVESTORS SOUGHT EXPOSURE TO CYCLICAL SECTORS, NAMELY TECHNOLOGY, WHICH OUTPERFORMED IN ANTICIPATION OF A RAPID ECONOMIC RECOVERY. AS THE PERIOD PROGRESSED INTO 2002, MIDCAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL MIDCAP GROWTH INDEX, SOLD OFF AS STOCKS BECAME RICHLY VALUED RELATIVE TO EARNINGS AND INVESTORS BECAME INCREASINGLY CONCERNED WITH ACCOUNTING PRACTICES AND THE ESCALATING VIOLENCE IN THE MIDDLE EAST. POOR PERFORMANCE CONTINUED THROUGH THE END OF THE PERIOD, AS VIRTUALLY EVERY MAJOR SECTOR OF THE INDEX DECLINED.

     o THE PORTFOLIO WAS INITIALLY POSITIONED FOR CONTINUED ECONOMIC WEAKNESS, AS WE THOUGHT A QUICK ECONOMIC RECOVERY DID NOT SEEM LIKELY. WE BELIEVED THAT THE MARKET WAS NOT ACCURATELY REFLECTING ECONOMIC TRENDS OR THE VISIBILITY OF INDIVIDUAL COMPANIES' EARNINGS. THIS CAUSED THE PORTFOLIO TO NOT FULLY PARTICIPATE IN THE INITIAL RALLY IN GROWTH STOCKS. LATER IN THE PERIOD, AS MARKET CONDITIONS CHANGED, THE PORTFOLIO BENEFITED FROM AN UNDERWEIGHT IN HEALTHCARE PRODUCTS AND DRUGS AND AN OVERWEIGHT IN HEALTHCARE SERVICES. STRONG STOCK SELECTION IN THE TECHNOLOGY AND HEALTHCARE SECTORS ALSO BENEFITED PERFORMANCE. STOCKS THAT ADDED TO PERFORMANCE INCLUDED BOSTON SCIENTIFIC, WILLIS GROUP, LIMITED BRANDS, HEWITT ASSOCIATES, ALCON, IDEC PHARMACEUTICALS AND GILEAD SCIENCES. STOCKS THAT NEGATIVELY IMPACTED PERFORMANCE WERE NATIONAL SEMICONDUCTOR, FAIRCHILD SEMICONDUCTOR AND BOWATER.

     o AT THESE LEVELS, WE BELIEVE THAT THE EQUITY MARKETS MAY BE OVERSOLD AND ARE DUE FOR A RALLY. WE DO NOT BELIEVE THAT THE CURRENT ACTIVITY IN THE EQUITY MARKET IS REPRESENTATIVE OF THE TRUE STATE OF THE ECONOMY, WHICH, BY MOST MEASURES, IS SHOWING SIGNS OF STABILITY AND IMPROVEMENT. CURRENTLY, THE PORTFOLIO IS UNDERWEIGHT COMMERCIAL SERVICES, BASIC MATERIALS, CAPITAL GOODS AND RETAIL IN FAVOR OF ENERGY AND CONSUMER SERVICES. WITHIN THESE SECTORS, WE ARE WORKING TO IDENTIFY OUTSTANDING GROWTH COMPANIES THAT WE BELIEVE HAVE ABOVE-AVERAGE LONG-TERM GROWTH POTENTIAL.

                    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH EQUITY PORTFOLIO
                          AND THE RUSSELL MIDCAP GROWTH INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                          [GRAPHIC OMITTED]

                                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS    SERVICE CLASS   INVESTOR A CLASS   INVESTOR B CLASS   INVESTOR C CLASS   RUSSELL MIDCAP GROWTH INDEX
12/27/96       $10,000             $10,000            $9,550            $10,000           $10,000                 $10,000
3/31/97         $8,894              $8,930            $8,519             $8,920            $8,920                  $9,635
6/30/97        $10,528             $10,550           $10,066            $10,530           $10,530                 $11,053
9/30/97        $12,151             $12,170           $11,594            $12,110           $12,110                 $12,600
12/31/97       $11,474             $11,480           $10,944            $11,400           $11,400                 $12,253
3/31/98        $12,911             $12,913           $12,293            $12,782           $12,782                 $13,741
6/30/98        $13,081             $13,074           $12,446            $12,913           $12,913                 $13,732
9/30/98        $11,173             $11,158           $10,615            $10,997           $10,997                 $11,439
12/31/98       $14,036             $14,003           $13,313            $13,771           $13,771                 $14,468
3/31/99        $15,986             $15,940           $15,153            $15,649           $15,649                 $14,963
6/30/99        $17,986             $17,927           $17,021            $17,556           $17,556                 $16,522
9/30/99        $19,213             $19,128           $18,158            $18,687           $18,687                 $15,694
12/31/99       $31,028             $30,867           $29,298            $30,091           $30,091                 $21,891
3/31/00        $37,718             $37,495           $35,574            $36,474           $36,477                 $26,514
6/30/00        $34,188             $33,963           $32,183            $32,950           $32,960                 $24,549
9/30/00        $36,820             $36,557           $34,613            $35,388           $35,475                 $25,168
12/31/00       $27,560             $27,352           $25,880            $26,421           $26,482                 $19,268
3/31/01        $20,281             $20,115           $19,035            $19,380           $19,419                 $14,434
6/30/01        $20,770             $20,569           $19,452            $19,783           $19,823                 $16,769
9/30/01        $15,939             $15,773           $14,916            $15,134           $15,181                 $12,108
12/31/02       $18,790             $18,604           $17,557            $17,794           $17,827                 $15,384
3/31/02        $18,599             $18,388           $17,369            $17,549           $17,602                 $15,112
6/30/02        $15,599             $15,428           $14,540            $14,687           $14,710                 $12,353
9/30/02        $12,896             $12,726           $12,003            $11,972           $12,131                 $10,231

                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN

                                              1 Year        3 Year        5 Year       From Inception
                                              ------        ------        ------       --------------
  Institutional Class                        (19.09)%      (12.44)%        1.20%           4.59%
  Service Class                              (19.32)%      (12.70)%        0.90%           4.27%
  Investor A Class (Load Adjusted)           (23.17)%      (14.21)%       (0.22)%          3.23%
  Investor A Class (NAV)                     (19.53)%      (12.89)%        0.70%           4.05%
  Investor B Class (Load Adjusted)           (23.63)%      (14.80)%       (0.93)%          3.20%
  Investor B Class (NAV)                     (20.09)%      (13.50)%       (0.03)%          3.35%
  Investor C Class (Load Adjusted)           (20.83)%      (13.49)%       (0.02)%          3.36%
  Investor C Class (NAV)                     (20.09)%      (13.49)%       (0.02)%          3.36%
-----------------------------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $194.4 MILLION

PERFORMANCE BENCHMARK
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED AND WITH MARKET CAPITALIZATION UNDER $2.5 BILLION. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS THAT ARE BELIEVED TO BE WORTH MORE THAN IS INDICATED BY CURRENT MARKET PRICE AND HAVE LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN STOCK SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o IN RESPONSE TO THE MARKET DETERIORATION AT THE BEGINNING OF THE ANNUAL PERIOD, THE FEDERAL RESERVE CUT INTEREST RATES 1.25%, LEAVING THE FED FUNDS TARGET RATE AT 40 YEAR LOWS. CONSEQUENTLY, THE MARKETS INITIALLY EXPERIENCED A TURNAROUND ON THE BELIEF THAT AN END TO THE RECESSION WAS NEAR. IN ANTICIPATION OF AN ECONOMIC RECOVERY, INVESTORS SOUGHT EXPOSURE TO CYCLICAL SECTORS AS TECHNOLOGY SIGNIFICANTLY OUTPERFORMED. HOWEVER, HOPES FOR A RECOVERING ECONOMY WERE SOON FOLLOWED BY WORRIES OVER CORPORATE ACCOUNTING PRACTICES AND INCREASED VIOLENCE IN THE MIDDLE EAST. THIS ULTIMATELY DROVE INVESTORS AWAY FROM GROWTH STOCKS IN FAVOR OF COMPANIES TRADING AT ATTRACTIVE VALUES RELATIVE TO THEIR EARNINGS. SMALL CAP VALUE STOCKS, AS MEASURED BY THE RUSSELL 2000 VALUE INDEX, WERE ABLE TO POST STRONG GAINS DURING THE ANNUAL PERIOD.

     o EARLY IN THE PERIOD, THE INITIAL DEMAND FOR GROWTH STOCKS CAUSED THE PORTFOLIO TO UNDERPERFORM RELATIVE TO ITS BENCHMARK AS WE WERE POSITIONED MORE DEFENSIVELY WITH THE BELIEF THAT A SUSTAINABLE RECOVERY WAS NOT IN SIGHT. MIDWAY THROUGH THE PERIOD, THE PORTFOLIO HAD POSITIVE STOCK SELECTION WITHIN THE CONSUMER NON-CYCLICAL, HEALTH CARE PRODUCTS AND DRUGS AND RETAIL SECTORS. THESE AREAS SHOWED SIGNS OF PRICING LEVERAGE AND MORE EARNINGS VISIBILITY, WHICH HAVE PROVEN TO BE CATALYSTS IN UNLOCKING THE VALUE IN MANY OF OUR HOLDINGS IN THESE SECTORS. OUR LACK OF EXPOSURE TO THE BIOTECHNOLOGY INDUSTRY ALSO BENEFITED PERFORMANCE, AS THIS AREA UNDERPERFORMED IN THE FINAL MONTHS OF THE PERIOD. THESE GAINS WERE OFFSET BY THE UNDERPERFORMANCE WITHIN THE TECHNOLOGY, CONSUMER CYCLICALS AND SERVICES SECTORS. ALSO, THE LACK OF EXPOSURE TO THE REIT SECTOR CAUSED THE PORTFOLIO TO UNDERPERFORM ITS BENCHMARK AS THIS AREA BENEFITED FROM THE DECLINES IN THE MARKETS AND INCREASED MARKET VOLATILITY.

     o THE EXPECTATIONS AT THE BEGINNING OF THE PERIOD FOR A NEAR-TERM ECONOMIC TURNAROUND AND RECOVERY HAVE NOT MATERIALIZED AND EARNINGS VISIBILITY IS LIMITED IN MANY AREAS OF THE MARKET. AS A RESULT, THE PORTFOLIO IS EVENLY EXPOSED TO COMPANIES WITH MORE EARNINGS VISIBILITY AND TO MORE SPECULATIVE AREAS OF THE MARKET, SUCH AS TECHNOLOGY, AS WE BELIEVE THAT EARNINGS ESTIMATES FOR THE REST OF THE YEAR REMAIN TOO OPTIMISTIC. DURING THE PERIOD, WE INCREASED POSITIONS IN HEALTHCARE, CONSUMER NON-CYCLICALS AND RETAIL, AND REDUCED OUR ALLOCATION TO TECHNOLOGY. AT THE END OF THE PERIOD, THE PORTFOLIO'S BIGGEST OVERWEIGHTS WERE IN HEALTHCARE AND CONSUMER NON-CYCLICALS. THE LARGEST UNDERWEIGHTS REMAIN IN REITS, UTILITIES AND CONSUMER CYCLICALS.

                    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE EQUITY PORTFOLIO
                            AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                          [GRAPHIC OMITTED]

                                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS    SERVICE CLASS    INVESTOR A CLASS   INVESTOR B CLASS   INVESTOR C CLASS   RUSSELL 2000 VALUE INDEX
4/13/92        $10,000             $10,000              $9,550            $10,000         $10,000                   $10,000
Jun-92          $9,680              $9,680              $9,244             $9,680          $9,680                    $9,657
Sep-92         $10,151             $10,151              $9,694            $10,151         $10,151                    $9,933
Dec-92         $11,686             $11,686             $11,160            $11,686         $11,686                   $11,416
Mar-93         $12,412             $12,412             $11,854            $12,412         $12,412                   $11,903
Jun-93         $12,251             $12,251             $11,699            $12,251         $12,251                   $12,162
Sep-93         $13,233             $13,232             $12,637            $13,232         $13,232                   $13,225
Dec-93         $13,866             $13,856             $13,228            $13,851         $13,851                   $13,596
Mar-94         $13,608             $13,599             $12,973            $13,584         $13,584                   $13,236
Jun-94         $13,349             $13,322             $12,707            $13,306         $13,306                   $12,720
Sep-94         $14,061             $14,022             $13,378            $14,009         $14,009                   $13,603
Dec-94         $13,800             $13,768             $13,125            $13,733         $13,733                   $13,350
Mar-95         $14,256             $14,212             $13,548            $14,154         $14,154                   $13,965
Jun-95         $15,085             $15,028             $14,311            $14,933         $14,933                   $15,274
Sep-95         $16,513             $16,428             $15,644            $16,297         $16,297                   $16,783
Dec-95         $16,994             $16,898             $16,091            $16,732         $16,732                   $17,147
Mar-96         $17,903             $17,797             $16,923            $17,583         $17,583                   $18,023
Jun-96         $18,519             $18,383             $17,474            $18,123         $18,123                   $18,925
Sep-96         $18,599             $18,449             $17,530            $18,146         $18,146                   $18,991
Dec-96         $20,369             $20,203             $19,203            $19,829         $19,829                   $19,979
Mar-97         $20,206             $20,015             $19,016            $19,210         $19,210                   $18,946
Jun-97         $24,603             $24,362             $23,139            $23,325         $23,325                   $21,805
Sep-97         $30,016             $29,686             $28,184            $28,370         $28,370                   $24,616
Dec-97         $30,280             $29,911             $28,392            $28,534         $28,534                   $25,030
Mar-98         $32,657             $32,241             $30,578            $30,677         $30,677                   $27,120
Jun-98         $30,942             $30,507             $28,939            $28,966         $28,966                   $26,141
Sep-98         $24,902             $24,540             $23,270            $23,239         $23,239                   $21,467
Dec-98         $28,396             $27,965             $26,512            $26,425         $26,425                   $23,414
Mar-99         $24,225             $23,835             $22,572            $22,483         $22,483                   $21,145
Jun-99         $28,416             $27,939             $26,445            $26,280         $26,280                   $24,644
Sep-99         $26,202             $25,738             $24,369            $24,154         $24,154                   $22,715
Dec-99         $27,020             $26,525             $25,098            $24,830         $24,830                   $23,062
Mar-00         $27,700             $27,167             $25,695            $25,386         $25,404                   $23,941
Jun-00         $28,146             $27,588             $26,094            $25,724         $25,724                   $24,405
Sep-00         $30,696             $30,060             $28,413            $27,952         $27,969                   $26,197
Dec-00         $32,520             $31,831             $30,104            $29,531         $29,550                   $28,321
Mar-01         $31,495             $30,818             $29,123            $28,533         $28,554                   $28,596
Jun-01         $35,171             $34,390             $32,478            $31,760         $31,781                   $31,924
Sep-01         $30,841             $30,146             $28,437            $27,768         $27,789                   $27,666
Dec-01         $34,416             $33,601             $31,696            $30,872         $30,873                   $32,291
Mar-02         $37,352             $36,447             $34,362            $33,425         $33,427                   $35,387
Jun-02         $35,167             $34,290             $32,328            $31,370         $31,371                   $34,636
Sep-02         $28,295             $27,538             $25,959            $25,143         $25,163                   $27,262

                                      FOR PERIOD ENDING SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN

                                                1 Year       3 Year       5 Year      10 Year     From Inception
                                                ------       ------       ------      -------     --------------
  Institutional Class                           (8.25)%       2.60%       (1.17)%      9.79%           9.49%
  Service Class                                 (8.64)%       2.28%       (1.49)%      9.50%           9.21%
  Investor A Class (Load Adjusted)             (12.81)%       0.58%       (2.53)%      8.85%           8.59%
  Investor A Class (NAV)                        (8.71)%       2.13%       (1.63)%      9.36%           9.07%
  Investor B Class (Load Adjusted)             (13.49)%       0.20%       (3.27)%      8.72%           8.47%
  Investor B Class (NAV)                        (9.46)%       1.35%       (2.39)%      8.72%           8.47%
  Investor C Class (Load Adjusted)             (10.35)%       1.37%       (2.37)%      8.73%           8.48%
  Investor C Class (NAV)                        (9.45)%       1.37%       (2.37)%      8.73%           8.48%
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 10/1/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $333.1 MILLION

PERFORMANCE BENCHMARK
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATION UNDER $2.5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o EARLY IN THE ANNUAL PERIOD, EQUITY MARKETS SAW MIXED RESULTS ACROSS GROWTH AND VALUE STOCKS AS LEADERSHIP AMONG INDIVIDUAL STOCKS AND SECTORS WAS SHORT-LIVED IN THE MARKETPLACE. FOLLOWING THE EASING BY THE FEDERAL RESERVE IN RESPONSE TO DETERIORATING ECONOMIC CONDITIONS, INVESTORS SOUGHT EXPOSURE TO CYCLICAL SECTORS, NAMELY TECHNOLOGY, WHICH OUTPERFORMED IN ANTICIPATION OF A QUICK ECONOMIC RECOVERY. AS THE PERIOD CONTINUED, INVESTORS BECAME INCREASINGLY CAUTIOUS OF STOCKS THAT WERE TRADING AT HIGH VALUATIONS RELATIVE TO THEIR EARNINGS PROSPECTS AS CONCERNS AROSE OVER CORPORATE ACCOUNTING PRACTICES AND THE ESCALATING VIOLENCE IN THE MIDDLE EAST. THIS LED TO PROFIT TAKING IN THE GROWTH SECTORS, ALLOWING TRADITIONAL VALUE STOCKS TO AGAIN COME INTO FAVOR. AFTER POSTING SIGNIFICANT RETURNS EARLY IN THE PERIOD, SMALL CAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL 2000 GROWTH INDEX, SIGNIFICANTLY UNDERPERFORMED THE RUSSELL 2000 VALUE INDEX FOR THE PERIOD AS INVESTORS CONTINUED TO FAVOR LESS VOLATILE VALUE STOCKS.

     o THE PORTFOLIO WAS INITIALLY POSITIONED FOR CONTINUED ECONOMIC WEAKNESS AS WE THOUGHT A RAPID ECONOMIC RECOVERY DID NOT SEEM LIKELY. WE BELIEVED THAT THE MARKET WAS NOT ACCURATELY REFLECTING ECONOMIC TRENDS OR THE VISIBILITY OF INDIVIDUAL COMPANIES' EARNINGS. THIS KEPT THE PORTFOLIO FROM FULLY PARTICIPATING IN THE INITIAL RALLY OF GROWTH STOCKS. LATER IN THE PERIOD, THE PORTFOLIO OUTPERFORMED VERSUS ITS BENCHMARK AS A RESULT OF STRONG STOCK SELECTION IN COMMERCIAL SERVICES, HEALTHCARE AND RETAIL. STOCKS THAT CONTRIBUTED TO PERFORMANCE INCLUDED CURATIVE HEALTH SERVICES, SILGAN HOLDINGS, CAREER EDUCATION, CYTEC, DIANON SYSTEMS AND UNITED NATURAL FOODS.

     o CURRENTLY, THE PORTFOLIO IS OVERWEIGHT CONSUMER-ORIENTED SECTORS SUCH AS CONSUMER SERVICES, CONSUMER CYCLICALS AND RETAIL, WHICH IS CONSISTENT WITH OUR BELIEF THAT THE U.S. ECONOMY IS IN THE EARLY STAGES OF RECOVERY. ENERGY AND HEALTHCARE ARE ALSO OVERWEIGHTED. UNDERWEIGHTS INCLUDE TECHNOLOGY AND FINANCIALS.

     o IN THIS CHALLENGING ENVIRONMENT, WE CONTINUE TO FOCUS ON FINDING THE MOST PROMISING SMALL CAP GROWTH COMPANIES. GIVEN THE MARKET'S DECLINES, WE BELIEVE THAT THE STOCKS IN THE PORTFOLIO ARE SIGNIFICANTLY UNDERVALUED AT PRESENT LEVELS RELATIVE TO THEIR FUTURE GROWTH PROSPECTS.


                   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH EQUITY PORTFOLIO
                           AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                          [GRAPHIC OMITTED]

                                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS    SERVICE CLASS     INVESTOR A CLASS   INVESTOR B CLASS   INVESTOR C CLASS   RUSSELL 2000 GROWTH INDEX
9/14/93        $10,000             $10,000              $9,550            $10,000           $10,000                $10,000
Sep-93         $10,470             $10,470              $9,956            $10,470           $10,470                $10,141
Dec-93         $10,379             $10,374              $9,904            $10,371           $10,371                $10,407
Mar-94          $9,858              $9,854              $9,398             $9,841            $9,841                 $9,984
Jun-94          $9,169              $9,143              $8,729             $9,141            $9,141                 $9,357
Sep-94         $10,170             $10,144              $9,666            $10,121           $10,121                $10,231
Dec-94         $10,990             $10,955             $10,439            $10,931           $10,931                $10,155
Mar-95         $11,672             $11,635             $11,079            $11,601           $11,601                $10,711
Jun-95         $13,195             $13,146             $12,512            $13,101           $13,101                $11,773
Sep-95         $15,100             $15,026             $14,307            $14,981           $14,981                $13,111
Dec-95         $16,213             $16,066             $15,282            $16,002           $16,002                $13,304
Mar-96         $18,291             $18,107             $17,221            $17,993           $17,993                $14,069
Jun-96         $20,941             $20,719             $19,695            $20,534           $20,534                $14,891
Sep-96         $22,025             $21,809             $20,717            $21,535           $21,535                $14,763
Dec-96         $21,332             $21,110             $20,040            $20,784           $20,784                $14,803
Mar-97         $17,182             $16,989             $16,114            $16,190           $16,190                $13,240
Jun-97         $20,921             $20,678             $19,608            $20,267           $20,267                $15,564
Sep-97         $25,524             $25,197             $23,883            $24,650           $24,650                $18,197
Dec-97         $23,293             $22,964             $21,772            $22,449           $22,449                $16,705
Mar-98         $25,534             $25,153             $23,829            $24,528           $24,528                $18,689
Jun-98         $24,566             $24,177             $22,909            $23,517           $23,517                $17,615
Sep-98         $19,923             $19,552             $18,554            $19,006           $19,006                $13,676
Dec-98         $25,009             $24,516             $23,256            $23,788           $23,788                $16,909
Mar-99         $25,692             $25,173             $23,884            $24,369           $24,369                $16,625
Jun-99         $26,841             $26,273             $24,923            $25,380           $25,380                $19,077
Sep-99         $28,878             $28,257             $26,787            $27,233           $27,233                $18,139
Dec-99         $43,132             $42,170             $39,974            $40,558           $40,558                $24,195
Mar-00         $51,901             $50,693             $48,041            $48,653           $48,670                $26,443
Jun-00         $56,785             $55,493             $52,672            $53,363           $53,396                $28,394
Sep-00         $56,864             $55,527             $52,640            $53,283           $53,315                $27,267
Dec-00         $45,161             $44,144             $41,791            $42,222           $42,242                $21,759
Mar-01         $34,043             $33,249             $31,490            $31,729           $31,762                $18,450
Jun-01         $36,620             $35,759             $33,826            $34,030           $34,087                $21,767
Sep-01         $26,311             $25,679             $24,267            $24,386           $24,409                $15,655
Dec-01         $29,650             $28,889             $27,300            $27,390           $27,417                $19,751
Mar-02         $27,901             $27,170             $25,662            $25,676           $25,725                $19,363
Jun-02         $24,023             $23,371             $22,062            $22,060           $22,082                $16,325
Sep-02         $20,169             $19,597             $18,505            $18,447           $18,465                $12,812

                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN

                                              1 Year        3 Year        5 Year       From Inception
                                             -------        ------        ------       --------------
  Institutional Class                        (23.34)%      (16.69)%       (8.13)%          5.84%
  Service Class                              (23.68)%      (16.92)%       (8.45)%          5.48%
  Investor A Class (Load Adjusted)           (27.15)%      (18.39)%       (9.42)%          4.77%
  Investor A Class (NAV)                     (23.74)%      (17.12)%       (8.58)%          5.31%
  Investor B Class (Load Adjusted)           (27.72)%      (18.92)%      (10.05)%          4.73%
  Investor B Class (NAV)                     (24.35)%      (17.68)%       (9.23)%          4.73%
  Investor C Class (Load Adjusted)           (25.12)%      (17.68)%       (9.23)%          4.73%
  Investor C Class (NAV)                     (24.35)%      (17.68)%       (9.23)%          4.73%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/14/93; SERVICE AND INVESTOR A SHARES, 9/15/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 9/6/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                          U.S. OPPORTUNITIES PORTFOLIO*

TOTAL NET ASSETS (9/30/02): $106.0 MILLION

PERFORMANCE BENCHMARK
     WILSHIRE MICRO CAP INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATION BETWEEN $25 MILLION AND $500 MILLION. THE MANAGER INITIALLY SCREENS FOR COMPANIES IN THE TOP 40% OF THE MICRO-CAP SECTOR WITH EARNINGS GROWTH POTENTIAL OF 20% OR HIGHER.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o IN THE BEGINNING OF THE PERIOD, A WIDESPREAD BELIEF THAT THE ECONOMY HAD STABILIZED RENEWED INVESTOR INTEREST IN MICRO-CAP STOCKS. IN SUCH AN ENVIRONMENT, SMALLER CAPITALIZATION COMPANIES TEND TO OUTPERFORM THE REST OF THE MARKET. INVESTORS LOOK TO MEDIUM AND SMALLER SIZE COMPANIES TRADING AT ATTRACTIVE VALUES AS THE BEST WAY TO POSITION THEMSELVES IN AN ECONOMIC RECOVERY. LATER IN THE PERIOD, THE MICRO-CAP SECTOR SUFFERED AS CONSUMER CONFIDENCE WANED AND PESSIMISM OVER THE LIKELIHOOD OF AN ECONOMIC RECOVERY BECAME MORE PREVALENT. DURING THE THIRD QUARTER OF 2002, EVERY SECTOR OF THE WILSHIRE MICRO CAP INDEX DECLINED. THE BEST PERFORMING SECTORS WERE FINANCIALS AND UTILITIES, WHICH FELL 5% AND 8%, RESPECTIVELY. THE WEAKEST AREAS WERE COMMUNICATIONS AND ELECTRONIC TECHNOLOGY, WHICH FELL 32% AND 29%, RESPECTIVELY.

     o AS THE PERIOD BEGAN, THE PORTFOLIO WAS POSITIONED FOR CONTINUED ECONOMIC WEAKNESS, AS WE BELIEVED A NEAR-TERM RECOVERY DID NOT SEEM LIKELY AMIDST CONCERNS ABOUT COLLAPSING PROFITS AND CORPORATE MALFEASANCE. WHEN GROWTH STOCKS RALLIED IN THE FINAL QUARTER OF 2001, THE PORTFOLIO DID NOT FULLY PARTICIPATE. AS ECONOMIC INDICATORS GRADUALLY IMPROVED, WE BECAME MORE OPTIMISTIC OF AN ECONOMIC REBOUND AND INCREASED POSITIONS IN SECTORS WE FELT REPRESENTED AN EARLY-RECOVERY THEME. AMONG THESE SECTORS WERE CONSUMER SERVICES, ENERGY, RETAIL AND TRANSPORTATION. THE PORTFOLIO'S EMPHASIS ON DYNAMIC GROWTH COMPANIES ULTIMATELY HURT PERFORMANCE, AS VALUE STOCKS SIGNIFICANTLY OUTPERFORMED GROWTH STOCKS DURING THE PERIOD.

     o DURING THE LATTER PART OF THE PERIOD THE PORTFOLIO BEGAN REPOSITIONING FROM A MOMENTUM MANAGEMENT STYLE TO A MULTI-FACTOR STYLE. THIS TRANSITION BROUGHT WITH IT SIGNIFICANT CHANGES TO THE PORTFOLIO. THE LARGEST CHANGE TOOK PLACE IN THE TECHNOLOGY SOFTWARE AND SERVICES SECTOR, WHICH WAS PARED BACK TO 8% OF THE PORTFOLIO ON SEPTEMBER 30, 2002, FROM NEARLY 17% AT JUNE 30, 2002. THE BIGGEST INCREASE TOOK PLACE IN THE HEALTH PRODUCTS SECTOR, WHICH INCREASED FROM 12% TO ALMOST 18%. CASH CONTINUED TO INCREASE OVER THE SECOND HALF OF THE PERIOD AS A RESULT OF THE PORTFOLIO'S REPOSITIONING AND THE LACK OF INVESTMENT OPPORTUNITIES WITHIN THE PORTFOLIO'S CURRENT MARKET CAP LIMITATIONS. BEGINNING IN THE SECOND QUARTER OF 2002, THE MICRO-CAP SECTOR EXPERIENCED A LIQUIDITY CRISIS WITH LESS THAN 70 NAMES TRADING MORE THAN ONE MILLION SHARES A DAY.

     o OVERALL, WITH PERFORMANCE VARYING GREATLY WITHIN EACH SECTOR, SECURITY SELECTION ON AN ISSUE-BY-ISSUE BASIS REMAINS THE KEY TO NAVIGATING THE MARKETS IN THE NEAR FUTURE. AT THE END OF THE PERIOD, THE PORTFOLIO OUTPERFORMED ITS BENCHMARK LARGELY DUE TO STRONG STOCK SELECTION IN THE HEALTHCARE SECTOR. WE CONTINUE TO FOCUS ON HEALTHCARE AS AN AREA THAT OFFERS ATTRACTIVE GROWTH OPPORTUNITIES AND THE ABILITY TO COMMAND PREMIUM PRICING. WE ALSO BELIEVE THAT BUSINESS SERVICES STOCKS ARE AN ATTRACTIVE AREA FOR INVESTMENT BECAUSE THESE COMPANIES ARE POSITIONING THEMSELVES TO BE MORE PROFITABLE BY CONTINUING TO LOOK FOR WAYS TO REDUCE THEIR OPERATING COSTS. THEY ARE ALSO REASONABLY PRICED.

     o EFFECTIVE DECEMBER 2, 2002, THE PORTFOLIO WILL CHANGE ITS MANAGEMENT STYLE TO A MULTI-FACTOR APPROACH THAT EVALUATES REVENUE AND EARNINGS GROWTH, ESTIMATE REVISIONS, PROFITABILITY AND RELATIVE VALUE IN ORDER TO DETERMINE THE BEST OPPORTUNITIES AVAILABLE FOR GROWTH AND HIGH INVESTMENT RETURNS. IN ADDITION, THE PORTFOLIO'S NAME WILL CHANGE TO THE BLACKROCK U.S. OPPORTUNITIES PORTFOLIO.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE U.S. OPPORTUNITIES PORTFOLIO AND
                          THE WILSHIRE MICRO CAP INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                                          [GRAPHIC OMITTED]

                                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS     SERVICE CLASS    INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS   WILSHIRE MICRO CAP INDEX
5/1/98         $10,000              $10,000              $9,550            $10,000           $10,000                $10,000
5/31/98        $10,570              $10,570             $10,042            $10,570           $10,570                 $9,506
6/30/98        $10,951              $10,951             $10,403            $10,951           $10,951                 $9,461
7/31/98        $10,861              $10,861             $10,318            $10,861           $10,861                 $8,860
8/31/98         $8,710               $8,710              $8,275             $8,701            $8,701                 $6,995
9/30/98         $9,391               $9,391              $8,911             $9,370            $9,370                 $7,251
10/31/98        $9,051               $9,051              $8,589             $9,020            $9,020                 $7,404
11/30/98       $10,960              $10,950             $10,394            $10,910           $10,910                 $7,974
12/31/98       $13,031              $13,010             $12,351            $12,960           $12,960                 $9,017
1/31/99        $13,880              $13,860             $13,159            $13,789           $13,789                 $9,431
2/28/99        $13,131              $13,110             $12,446            $13,039           $13,039                 $8,785
3/31/99        $15,880              $15,850             $15,039            $15,739           $15,739                 $8,308
4/30/99        $16,700              $16,660             $15,809            $16,539           $16,539                 $8,573
5/31/99        $17,061              $17,020             $16,151            $16,889           $16,889                 $8,783
6/30/99        $20,950              $20,811             $19,819            $20,710           $20,710                 $9,495
7/31/99        $21,520              $21,379             $20,350            $21,261           $21,261                 $9,588
8/31/99        $23,799              $23,630             $22,497            $23,480           $23,480                 $9,298
9/30/99        $24,730              $24,547             $23,372            $24,380           $24,380                 $9,178
12/31/00       $41,897              $41,558             $39,536            $41,180           $41,180                $11,695
3/31/00        $55,262              $54,777             $52,092            $54,143           $54,147                $14,118
6/30/00        $53,201              $52,679             $50,097            $51,977           $51,970                $12,759
9/30/00        $50,360              $49,829             $47,367            $49,046           $49,050                $12,735
12/31/00       $38,651              $38,209             $36,302            $37,520           $37,523                $10,761
3/31/01        $30,129              $29,769             $28,266            $29,149           $29,163                $11,209
6/30/01        $36,308              $35,838             $34,019            $35,038           $35,039                $13,383
9/30/01        $27,057              $26,667             $25,317            $26,036           $26,017                $10,855
12/31/01       $33,258              $32,772             $31,091            $31,900           $31,896                $13,364
3/31/02        $30,465              $29,989             $28,439            $29,137           $29,134                $14,053
6/30/02        $25,578              $25,152             $23,843            $24,373           $24,368                $13,748
9/30/02        $20,258              $19,910             $18,865            $18,867           $19,246                $10,834

                              FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN

                                                 1 Year          3 Year          From Inception
                                                 ------          ------          --------------
  Institutional Class                           (25.12)%         (6.44)%            17.32%
  Service Class                                 (25.34)%         (6.75)%            16.96%
  Investor A Class (Load Adjusted)              (29.21)%         (8.45)%            15.44%
  Investor A Class (NAV)                        (25.47)%         (6.88)%            16.80%
  Investor B Class (Load Adjusted)              (29.39)%         (8.98)%            15.71%
  Investor B Class (NAV)                        (26.05)%         (7.56)%            15.98%
  Investor C Class (Load Adjusted)              (26.74)%         (7.59)%            15.96%
  Investor C Class (NAV)                        (26.02)%         (7.59)%            15.96%
-----------------------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 5/1/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

* FORMERLY MICRO-CAP EQUITY PORTFOLIO.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO*

TOTAL NET ASSETS (9/30/02): $27.5 MILLION

PERFORMANCE BENCHMARK
     S&P 500 INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF U.S. AND FOREIGN COMPANIES (INCLUDING COMPANIES LOCATED IN EMERGING MARKET COUNTRIES) BELIEVED BY THE MANAGER TO HAVE RAPID AND SUSTAINABLE GROWTH POTENTIAL FROM THE DEVELOPMENT, ADVANCEMENT AND USE OF SCIENCE AND/OR TECHNOLOGY. THE PORTFOLIO INVESTS PRIMARILY IN COMPANIES WITH MARKET CAPITALIZATION GREATER THAN $25 MILLION THAT ARE EXPECTED TO OFFER THE BEST OPPORTUNITIES FOR GROWTH AND HIGH INVESTMENT RETURNS. THE MANAGER INITIALLY SCREENS FOR COMPANIES IN THE SCIENCE AND TECHNOLOGY SECTORS WITH EARNINGS GROWTH POTENTIAL OF 20% OR HIGHER.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o EARLY IN THE ANNUAL PERIOD, EQUITY MARKETS SAW MIXED RESULTS ACROSS GROWTH AND VALUE STOCKS AS LEADERSHIP AMONG INDIVIDUAL STOCKS AND SECTORS WAS SHORT-LIVED IN THE MARKETPLACE. INITIALLY, A WIDELY HELD BELIEF THAT THE ECONOMY WAS POISED FOR A QUICK RECOVERY BENEFITED CYCLICAL SECTORS, INCLUDING TECHNOLOGY. HOWEVER, AS THE PERIOD PROGRESSED, THE MARKETS STALLED AS INVESTORS BECAME INCREASINGLY CAUTIOUS OF STOCKS TRADING AT HIGH VALUATIONS, AND THEY BEGAN TO FOCUS ON VALUE ISSUES. THIS TREND HAS PERSISTED THROUGHOUT THE PERIOD AMID CORPORATE MALFEASANCE AND GEOPOLITICAL CONCERNS AND HAS HAD A PRONOUNCED EFFECT ON PORTFOLIO PERFORMANCE.

     o ALTHOUGH THE PORTFOLIO BENEFITED FROM ITS EXPOSURE TO THE TECHNOLOGY INDUSTRY EARLY IN THE PERIOD, DEMAND IN THIS SECTOR CONTINUES TO REMAIN UNCERTAIN. A LOW GROWTH ECONOMIC ENVIRONMENT IS CONSTRAINING CORPORATE INFORMATION TECHNOLOGY SPENDING. CORPORATIONS ARE ELECTING TO DEFER DISCRETIONARY SPENDING AS A WAY TO MANAGE THEIR COST STRUCTURE DURING THE ECONOMIC DOWNTURN. THE TELECOM INDUSTRY HAS EXPERIENCED SUBSTANTIAL CONTRACTION AS OVERCAPACITY AND UNMANAGEABLE DEBT LEVELS HAVE CHALLENGED THE VIABILITY OF SEVERAL COMPANIES. IN THE TECHNOLOGY HARDWARE SECTOR, THERE IS CONSIDERABLE WEAKNESS IN THE SEMICONDUCTOR SUBGROUP WITH THE PHILADELPHIA SEMICONDUCTOR INDEX
(SOX) DOWN 38.5% IN THE THIRD QUARTER OF 2002, FOLLOWING A 35% DECLINE IN THE SECOND QUARTER. THE OVERALL ENVIRONMENT WITHIN THE HEALTHCARE SECTOR HAS REMAINED CHALLENGING WITH SEVERAL HIGH PROFILE CLINICAL TRIAL DISAPPOINTMENTS AND A DECREASE IN RESEARCH AND DEVELOPMENT SPENDING. THE PORTFOLIO'S OVERWEIGHT IN THE TECHNOLOGY AND HEALTHCARE SECTORS, RELATIVE TO THE BENCHMARK, LED TO UNDERPERFORMANCE OVER THE FINAL HALF OF THE PERIOD. CURRENT POSITIONS ARE EVENLY DISTRIBUTED AMONG PHARMACEUTICALS, BIOTECHNOLOGY AND MEDICAL TECHNOLOGY.

     o THE PORTFOLIO HAS BENEFITED FROM INCREASED EXPOSURE TO VARIOUS ASIAN TECHNOLOGY COMPANIES WHICH ARE EXPERIENCING IMPROVED GROWTH TRENDS AS THEIR CUSTOMERS ARE OUTSOURCING MORE TO THE REGION IN AN EFFORT TO REDUCE COSTS. WE HAVE RECENTLY INCREASED OUR HEALTHCARE ALLOCATION AS PHARMACEUTICAL AND BIOTECHNOLOGY STOCKS TYPICALLY PERFORM BETTER IN THE SECOND HALF OF THE CALENDAR YEAR. A DISPROPORTIONATE NUMBER OF PRODUCTS TEND TO RECEIVE FDA APPROVAL DURING THIS TIME AND NUMEROUS MEDICAL MEETINGS DRIVE NEWS FLOW. AREAS OF CONCENTRATION WITHIN HEALTHCARE INCLUDE COMPANIES ABOUT TO COMMERCIALIZE PRODUCTS AND COMPANIES WITH LATE STAGE PRODUCT CANDIDATES WITH STRONG CLINICAL DATA.

     o EFFECTIVE DECEMBER 2, 2002, THE PORTFOLIO WILL CHANGE ITS MANAGEMENT STYLE TO A MULTI-FACTOR APPROACH THAT EVALUATES REVENUE AND EARNINGS GROWTH, ESTIMATE REVISIONS, PROFITABILITY AND RELATIVE VALUE IN ORDER TO DETERMINE THE BEST OPPORTUNITIES AVAILABLE FOR GROWTH AND HIGH INVESTMENT RETURNS. IN ADDITION, THE PORTFOLIO'S NAME WILL CHANGE TO THE BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO.

                COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL SCIENCE & TECHNOLOGY
                  OPPORTUNITIES PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH QUARTER-END.

                                                    [GRAPHIC OMITTED]

                               EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS   SERVICE CLASS   INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS      S&P 500 Index
5/15/00        $10,000            $10,000           $9,500               $10,000          $10,000              $10,000
5/31/00         $9,600             $9,600           $9,120                $9,600           $9,600               $9,781
6/30/00        $11,400            $11,400          $10,830               $11,390          $11,390              $10,023
7/31/00        $10,840            $10,840          $10,298               $10,821          $10,821               $9,866
8/31/00        $12,530            $12,521          $11,894               $12,491          $12,491              $10,479
9/30/00        $12,490            $12,480          $11,847               $12,441          $12,441               $9,925
10/31/00       $11,010            $11,000          $10,441               $10,960          $10,960               $9,884
11/30/00        $9,730             $9,730           $9,224                $9,670           $9,680               $9,105
12/31/00        $9,489             $9,489           $8,996                $9,430           $9,430               $9,150
1/31/01         $8,630             $8,630           $8,180                $8,560           $8,560               $9,474
2/28/01         $6,969             $6,960           $6,603                $6,910           $6,910               $8,610
3/31/01         $6,189             $6,180           $5,862                $6,129           $6,129               $8,064
4/30/01         $7,299             $7,289           $6,907                $7,219           $7,219               $8,691
5/31/01         $6,809             $6,800           $6,441                $6,729           $6,729               $8,109
6/30/01         $6,829             $6,810           $6,451                $6,729           $6,739               $7,911
7/31/01         $6,259             $6,240           $5,910                $6,169           $6,169               $7,833
8/31/01         $5,649             $5,640           $5,340                $5,570           $5,569               $7,343
9/30/01         $4,409             $4,399           $4,162                $4,166           $4,340               $6,750
10/31/01        $5,019             $5,009           $4,741                $4,742           $4,939               $6,879
11/30/01        $5,659             $5,639           $5,340                $5,341           $5,559               $7,407
12/31/01        $4,557             $4,548           $4,302                $4,301           $4,480               $6,809
1/31/02         $4,882             $4,872           $4,611                $4,602           $4,802               $6,779
2/28/02         $5,022             $5,002           $4,735                $4,746           $4,932               $7,264
3/31/02         $5,126             $5,108           $4,835                $4,823           $5,023               $7,065
6/30/02         $4,079             $4,069           $3,839                $3,832           $3,991               $6,119
9/30/02         $3,249             $3,228           $3,057                $2,926           $3,159               $5,062

                      FOR PERIOD ENDING SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                                   1 Year        From Inception
                                                   ------        --------------
  Institutional Class                             (18.37)%          (34.91)%
  Service Class                                   (18.86)%          (35.14)%
  Investor A Class (Load Adjusted)                (22.78)%          (36.61)%
  Investor A Class (NAV)                          (18.72)%          (35.22)%
  Investor B Class (Load Adjusted)                (23.27)%          (37.01)%
  Investor B Class (NAV)                          (19.59)%          (35.75)%
  Investor C Class (Load Adjusted)                (20.28)%          (35.75)%
  Investor C Class (NAV)                          (19.59)%          (35.75)%
--------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 5/15/00. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

* FORMERLY GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                            EUROPEAN EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $7.7 MILLION

PERFORMANCE BENCHMARK
     MSCI EUROPE INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN STOCKS OF EUROPEAN COMPANIES WITH A MARKET CAPITALIZATION OF AT LEAST $1 BILLION. THE PORTFOLIO WILL INVEST PRIMARILY IN "GROWTH" STOCKS; HOWEVER, IT MAY ALSO TAKE ADVANTAGE OF OPPORTUNITIES IN "VALUE" STOCKS AT APPROPRIATE POINTS IN THE MARKET OR ECONOMIC CYCLE. THE MANAGER SEEKS TO ACHIEVE CONSISTENT AND SUSTAINABLE PERFORMANCE THROUGH VARIOUS MARKET CYCLES BY EMPHASIZING STOCK SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o IN RESPONSE TO THE MARKET DETERIORATION AT THE BEGINNING OF THE ANNUAL PERIOD, THE EUROPEAN CENTRAL BANK (ECB) AND THE BANK OF ENGLAND BOTH CUT INTEREST RATES. SIMILAR TO THE U.S., THE INTERNATIONAL MARKETS EXPERIENCED AN INITIAL TURNAROUND. INVESTORS INCREASED THEIR RISK APPETITE TO REFLECT HOPES THAT LOWER INTEREST RATES IN THE WAKE OF TERRORIST ATTACKS WOULD PAVE THE WAY FOR A PERIOD OF RENEWED ECONOMIC GROWTH. THOUGH THE EARLY SIGNS WERE INDEED SUGGESTIVE OF SOME SUCCESS FOR THIS POLICY, SUBSEQUENT DATA FROM BOTH THE INDUSTRIAL AND CONSUMPTION SIDE OF THE ECONOMY HAS EMERGED PROGRESSIVELY WEAKER.
     o EUROPEAN EQUITIES ARE NOW MORE THAN 50% BELOW THEIR HIGHS OF 2000, AND HAVE JUST SUFFERED THEIR WORST INDIVIDUAL QUARTER SINCE THE FINAL THREE MONTHS OF 1987. THE WEAKNESS IN EUROPEAN EQUITY MARKETS REFLECTS, TO A LARGE EXTENT, A GROWING LACK OF CONVICTION IN THE SUSTAINABILITY OF ECONOMIC GROWTH. MARKET VOLATILITY HAS REMAINED HIGH AS EVIDENCE OF MODEST ECONOMIC RECOVERY CONTRASTED WITH SOME DISMAL CORPORATE NEWS. THE ALREADY FRAGILE CONFIDENCE IN FINANCIAL MARKETS HAS ALSO BEEN NEGATIVELY AFFECTED BY A SERIES OF FINANCIAL SCANDALS AND ACCOUNTING ISSUES THAT HAVE RESULTED IN A NUMBER OF HIGH PROFILE BANKRUPTCIES. INDEED, THERE HAS BEEN LITTLE REPRIEVE FROM THE DOWNWARD MOMENTUM TO EUROPEAN EQUITIES AS ALL SECTORS IN EUROPE DECLINED OVER THE FINAL QUARTER.
     o PRINCIPAL AMONGST THE VICTIMS OF THE COLLAPSE IN MARKETS HAVE BEEN THOSE MOST CLOSELY RELATED TO THE BOOM THAT PRECEDED IT. INFORMATION TECHNOLOGY, TELECOMMUNICATIONS SERVICES AND FINANCIALS, DESPITE THEIR SHARP RALLY IN THE FINAL QUARTER OF LAST YEAR, WERE LARGELY THE WORST PERFORMERS FOR THE PERIOD. THE PORTFOLIO BENEFITED AS IT MAINTAINED A SUBSTANTIALLY UNDERWEIGHT EXPOSURE TO THESE SECTORS, WITH INDIVIDUAL STOCK SELECTION OFTEN PROVIDING SUPERIOR RETURNS RELATIVE TO ITS PEERS.
     o NOT SURPRISINGLY, GIVEN THE WEAKER MARKETS, NOMINALLY DEFENSIVE SECTORS INCLUDING UTILITIES, ENERGY AND STAPLES, WERE AMONG THE LEADING SECTORS FOR THE PERIOD, ALTHOUGH HEALTHCARE AGAIN SLIPPED INTO THE NEGATIVE CATEGORY ON CUTS TO EARNINGS FORECASTS AND SOME BROADER INDUSTRY PRICING ISSUES. IN THIS CONTEXT, THE PORTFOLIO ONCE AGAIN BENEFITED FROM INDIVIDUAL SECURITY SELECTION AS SEVERAL HOLDINGS, INCLUDING ESSILOR AND CARLSBERG, MANAGED TO RECORD POSITIVE ABSOLUTE RETURNS, AND WERE EXEMPLARY CONTRIBUTORS.
     o ECONOMIES AND COMPANIES ARE STILL IN THE PROCESS OF CORRECTING THE EXCESSES OF THE LATE 1990S. WE ANTICIPATE THIS PROCESS TO CONTINUE INTO NEXT YEAR AND REMAIN A DRAG ON ECONOMIC RECOVERY DESPITE MONETARY EASING. EARNINGS EXPECTATIONS ARE LIKELY TO FALL FURTHER, AND OUR OUTLOOK IS FOR RELATIVELY MUTED ECONOMIC AND EARNINGS GROWTH AS A RESULT OF LIMITED PRICING POWER. WE SEE FEW OBVIOUS DRIVERS FOR RAPID RECOVERY, NOTING A RISE IN HOUSEHOLD DEBT ACCUMULATION AT A TIME OF RISING UNEMPLOYMENT. ALSO, JAPAN CONTINUES TO WEIGH ON GLOBAL GROWTH AS DEBT DEFLATION ACCELERATES. HOWEVER, AS VALUATIONS NOW APPEAR TO BE MORE ATTRACTIVE ON A TECHNICAL BASIS WITH MARKETS SEEMINGLY OVERSOLD, WE MAINTAIN A MORE POSITIVE OUTLOOK TOWARDS EUROPEAN MARKETS THAN WE HAVE FOR SOME TIME.

                  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EUROPEAN EQUITY PORTFOLIO
                             AND THE MSCI EUROPE INDEX FROM INCEPTION AND AT EACH QUARTER-END.

                                                     [GRAPHIC OMITTED]

                                EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS   SERVICE CLASS   INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS    MSCI EUROPE INDEX
6/23/00        $10,000             $10,000          $9,500              $10,000           $10,000             $10,000
6/30/00        $10,340             $10,340          $9,823              $10,340           $10,340             $10,060
7/31/00        $10,050             $10,050          $9,548              $10,040           $10,040              $9,900
8/31/00         $9,921              $9,921          $9,425               $9,901            $9,911              $9,783
9/30/00         $9,511              $9,491          $9,026               $9,481            $9,481              $9,325
10/31/00        $9,192              $9,191          $8,722               $9,151            $9,160              $9,254
11/30/00        $9,081              $9,081          $8,608               $9,031            $9,030              $8,896
12/31/00        $9,718              $9,681          $9,215               $9,661            $9,660              $9,509
1/31/01         $9,978              $9,951          $9,462               $9,912            $9,910              $9,514
2/28/01         $9,287              $9,262          $8,797               $9,212            $9,221              $9,505
3/31/01         $8,384              $8,351          $7,942               $8,312            $8,311              $8,796
4/30/01         $9,016              $8,991          $8,541               $8,932            $8,931              $9,421
5/31/01         $8,525              $8,491          $8,066               $8,432            $8,430              $8,962
6/30/01         $8,244              $8,191          $7,800               $8,142            $8,151              $8,623
7/31/01         $8,375              $8,351          $7,923               $8,261            $8,270              $8,645
8/31/01         $8,114              $8,091          $7,666               $8,001            $8,001              $8,419
9/30/01         $7,231              $7,222          $6,840               $7,121            $7,130              $7,579
10/31/01        $7,372              $7,352          $6,954               $7,241            $7,250              $7,820
11/30/01        $7,613              $7,592          $7,192               $7,481            $7,490              $8,134
12/31/01        $7,330              $7,301          $6,928               $7,216            $7,215              $7,773
1/31/02         $6,989              $6,970          $6,595               $6,855            $6,874              $7,412
2/28/02         $7,655              $7,624          $7,222               $7,512            $7,522              $8,133
3/31/02         $7,597              $7,566          $7,179               $7,468            $7,468              $8,195
6/30/02         $6,886              $6,857          $6,488               $6,735            $6,753              $7,078
9/30/02         $5,752              $5,744          $5,427               $5,432            $5,639              $6,276

                      FOR PERIOD ENDING SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                                   1 Year         From Inception
                                                   ------         --------------
  Institutional Class                             (21.95)%           (22.26)%
  Service Class                                   (22.27)%           (22.45)%
  Investor A Class (Load Adjusted)                (26.21)%           (24.30)%
  Investor A Class (NAV)                          (22.32)%           (22.56)%
  Investor B Class (Load Adjusted)                (26.29)%           (24.70)%
  Investor B Class (NAV)                          (22.89)%           (23.19)%
  Investor C Class (Load Adjusted)                (23.57)%           (23.13)%
  Investor C Class (NAV)                          (22.86)%           (23.13)%
--------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 6/23/00. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                         INTERNATIONAL EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $310.4 MILLION

PERFORMANCE BENCHMARK
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN INTERNATIONAL COMPANIES, PRIMARILY BASED IN COUNTRIES INCLUDED IN THE MSCI EAFE INDEX. SELECTED INVESTMENTS MAY BE MADE IN EMERGING MARKETS. THE PORTFOLIO CONSISTS OF COMPANIES WHICH THE MANAGER BELIEVES ARE UNDERVALUED, HAVING UNDERGONE SIGNIFICANT FUNDAMENTAL RESEARCH AND VALUATION ANALYSIS. THE PORTFOLIO MAY INVEST MORE THAN 25% OF ITS ASSETS IN JAPANESE STOCKS OR IN UNITED KINGDOM STOCKS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o IN RESPONSE TO MARKET DETERIORATION AT THE BEGINNING OF THE ANNUAL PERIOD, THE EUROPEAN CENTRAL BANK (ECB) AND THE BANK OF ENGLAND BOTH CUT INTEREST RATES. SIMILAR TO THE U.S., THE INTERNATIONAL MARKETS EXPERIENCED AN INITIAL TURNAROUND ON THE BELIEF THAT AN END TO THE RECESSION WAS NEARING. INVESTORS SOUGHT EXPOSURE TO CYCLICAL SECTORS, AS TECHNOLOGY SIGNIFICANTLY OUTPERFORMED EARLY IN THE PERIOD. FOLLOWING THE INITIAL REBOUND, VALUATIONS STOOD AT HIGH LEVELS AND CYCLICAL SECTORS LED A RETREAT AS THE PERIOD PROGRESSED.

     o MARKET PERFORMANCE PICKED UP EARLY IN THE SECOND HALF OF THE PERIOD, BUT STUMBLED IN JUNE WITH THE MSCI EAFE FALLING ALMOST 4%. THE PORTFOLIO'S PERFORMANCE WAS HELPED IN THE SECOND QUARTER OF 2002 BY OUR EARLY DECISION TO ROTATE FROM INTERNATIONAL CYCLICAL STOCKS INTO MORE DEFENSIVE NAMES. OVER THIS TIME, TECHNOLOGY, MEDIA AND TELECOM SECTORS WEIGHED HEAVIEST ON THE INDEX, FALLING FURTHER DUE TO ANEMIC CORPORATE BUDGET PROJECTIONS AND OVER-EXTENDED VALUATIONS.

     o TOWARD THE END OF THE ANNUAL PERIOD, INTERNATIONAL EQUITY MARKETS DECLINED SHARPLY, AS MANUFACTURING ACTIVITY IN THE GLOBAL ECONOMY STALLED. INVESTORS RE-ADJUSTED THEIR EXPECTATIONS AND THEIR PORTFOLIO ALLOCATIONS FOR A MORE PROLONGED ECONOMIC DOWNTURN. GLOBAL MARKETS WERE DOWN ACROSS THE BOARD WITH THE LARGEST DECLINES FOR SEPTEMBER IN EUROPE (EX-U.K.) AND THE UNITED KINGDOM, FOLLOWED BY THE PACIFIC REGION (EX-JAPAN) AND JAPAN. PERFORMANCE IN MAJOR SECTORS INDICATES THE INCREASINGLY DEFENSIVE POSITION BEING TAKEN BY INVESTORS EVIDENCED BY SMALLER DECLINES BEING SEEN IN HEALTHCARE, CONSUMER STAPLES AND UTILITIES THAN IN TELECOM AND IT.

     o OVER THE PERIOD, WE HAVE MADE ONLY MODEST CHANGES IN THE PORTFOLIO, EMPHASIZING COMPANIES WITH STRONG CASH FLOWS, PRICING POWER AND TRUSTWORTHY MANAGEMENT. AS MARKETS IN EUROPE HAVE DECLINED SHARPLY RELATIVE TO OTHER COUNTRIES, WE HAVE TAKEN THE OPPORTUNITY TO REDUCE SOME EMERGING MARKET EXPOSURE AND ADD TO OUR EUROPEAN HOLDINGS. AS WE BELIEVE THAT THE MARKETS ARE NOW OVERSOLD, CASH IS BEING RETAINED AT LOW LEVELS. THE NEXT MOVE WILL LIKELY BE A SWITCH FROM SOME OF OUR MORE DEFENSIVE HOLDINGS INTO MORE MARKET SENSITIVE STOCKS. FURTHER MARKET WEAKNESS IS NOW VIEWED AS AN OPPORTUNITY TO ROTATE THE PORTFOLIO TO A MORE AGGRESSIVE STANCE.

                    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY
                        PORTFOLIO AND THE EAFE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                    [GRAPHIC OMITTED]

                               EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS   SERVICE CLASS   INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS    MSCI EAFE INDEX
4/27/92        $10,000             $10,000            $9,500            $10,000           $10,000             $10,000
6/30/92        $10,429             $10,429            $9,908            $10,430           $10,430              $9,529
9/30/92         $9,938              $9,938            $9,442             $9,939            $9,939              $9,682
12/31/92        $9,816              $9,816            $9,327             $9,817            $9,817              $9,317
3/31/93        $10,962             $10,962           $10,415            $10,963           $10,963             $10,443
6/30/93        $11,602             $11,602           $11,024            $11,604           $11,604             $11,502
9/30/93        $12,692             $12,692           $12,058            $12,693           $12,693             $12,273
12/31/93       $13,435             $13,423           $12,747            $13,418           $13,418             $12,386
3/31/94        $13,591             $13,569           $12,886            $13,564           $13,564             $12,827
6/30/94        $13,643             $13,621           $12,916            $13,596           $13,596             $13,492
9/30/94        $14,050             $14,007           $13,293            $13,992           $13,992             $13,513
12/31/94       $13,468             $13,428           $12,732            $13,392           $13,392             $13,385
3/31/95        $13,371             $13,332           $12,630            $13,263           $13,263             $13,644
6/30/95        $13,854             $13,796           $13,069            $13,692           $13,692             $13,753
9/30/95        $14,394             $14,318           $13,560            $14,185           $14,185             $14,337
12/31/95       $14,807             $14,730           $13,954            $14,580           $14,580             $14,929
3/31/96        $15,165             $15,076           $14,271            $14,877           $14,877             $15,371
6/30/96        $15,849             $15,733           $14,893            $15,496           $15,496             $15,625
9/30/96        $15,548             $15,422           $14,587            $15,152           $15,152             $15,616
12/31/96       $16,070             $15,929           $15,068            $15,626           $15,626             $15,876
3/31/97        $15,960             $15,795           $14,942            $15,470           $15,470             $15,638
6/30/97        $17,699             $17,501           $16,530            $17,095           $17,095             $17,679
9/30/97        $17,869             $17,658           $16,679            $17,215           $17,215             $17,566
12/31/97       $16,914             $16,698           $15,758            $16,245           $16,245             $16,201
3/31/98        $19,350             $19,085           $18,010            $18,530           $18,530             $18,596
6/30/98        $19,487             $19,198           $18,093            $18,591           $18,591             $18,806
9/30/98        $16,611             $16,363           $15,419            $15,806           $15,806             $16,145
12/31/98       $19,525             $19,219           $18,124            $18,521           $18,521             $19,495
3/31/99        $19,819             $19,498           $18,361            $18,740           $18,740             $19,779
6/30/99        $20,668             $20,333           $19,110            $18,816           $19,501             $20,296
9/30/99        $21,337             $20,969           $19,710            $19,363           $20,068             $21,201
12/31/99       $25,569             $25,102           $23,585            $23,137           $23,979             $24,816
3/31/00        $24,479             $24,010           $22,557            $22,085           $22,872             $24,793
6/30/00        $23,437             $22,980           $21,573            $21,073           $21,838             $23,826
9/30/00        $21,365             $20,935           $19,647            $19,166           $19,861             $21,904
12/31/00       $20,604             $20,167           $18,910            $18,428           $19,097             $21,317
3/31/01        $18,045             $17,654           $16,543            $16,088           $16,654             $18,394
6/30/01        $17,571             $17,167           $16,048            $15,610           $16,176             $18,201
9/30/01        $15,010             $14,672           $13,697            $13,304           $13,805             $15,653
12/31/01       $15,955             $15,569           $14,542            $14,101           $14,648             $16,744
3/31/02        $16,065             $15,659           $14,628            $14,153           $14,720             $16,829
6/30/02        $16,010             $15,604           $14,559            $14,050           $14,632             $16,473
9/30/02        $12,885             $12,535           $11,682            $11,268           $11,748             $13,222

                                      FOR PERIOD ENDING SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN

                                                1 Year       3 Year       5 Year      10 Year     From Inception
                                                ------       ------       ------      -------     --------------
  Institutional Class                          (14.16)%     (15.48)%      (6.31)%      2.64%           2.47%
  Service Class                                (14.57)%     (15.76)%      (6.62)%      2.35%           2.19%
  Investor A Class (Load Adjusted)             (18.95)%     (17.42)%      (7.83)%      1.63%           1.51%
  Investor A Class (NAV)                       (14.71)%     (16.00)%      (6.87)%      2.15%           2.01%
  Investor B Class (Load Adjusted)             (19.19)%     (17.81)%      (8.33)%      1.63%           1.50%
  Investor B Class (NAV)                       (15.31)%     (16.52)%      (7.47)%      1.63%           1.50%
  Investor C Class (Load Adjusted)             (15.81)%     (16.35)%      (7.36)%      1.69%           1.56%
  Investor C Class (NAV)                       (14.91)%     (16.35)%      (7.36)%      1.69%           1.56%
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/27/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/5/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                     INTERNATIONAL OPPORTUNITIES PORTFOLIO*

TOTAL NET ASSETS (9/30/02): $125.3 MILLION

PERFORMANCE BENCHMARK
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX (EMW EX-U.S. INDEX)

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF FOREIGN SMALL CAPITALIZATION COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATION EQUAL TO THOSE WITHIN THE UNIVERSE OF SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX STOCKS. THE PORTFOLIO MAY INVEST UP TO 25% OF ITS NET ASSETS IN STOCKS OF ISSUERS IN EMERGING MARKET COUNTRIES. THE PORTFOLIO MAY ALSO INVEST MORE THAN 25% OF ITS ASSETS IN SECURITIES WHOSE ISSUERS ARE LOCATED IN JAPAN, THE UNITED KINGDOM, FRANCE OR GERMANY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o EARLY IN THE PERIOD, EQUITY MARKETS SAW MIXED RESULTS AS THEY GENERALLY REBOUNDED FROM THE LOWS SEEN POST SEPTEMBER 11, 2001. THE INITIAL EXPECTATION OF A NEAR-TERM ECONOMIC RECOVERY FUELED INVESTOR DEMAND IN CYCLICAL SECTORS, MOST NOTABLY IN TECHNOLOGY. HOWEVER, AS THE PERIOD PROGRESSED, MARKETS WEAKENED AMID CONCERNS WITH THE ECONOMY, CORPORATE GOVERNANCE AND GEOPOLITICAL ISSUES. MANUFACTURING IN THE GLOBAL ECONOMY STALLED AND INVESTORS READJUSTED THEIR EXPECTATIONS AND THEIR PORTFOLIOS FOR A MORE PROLONGED ECONOMIC DOWNTURN. THE PORTFOLIO MANAGEMENT TEAM LOOKED TO PRESERVE CAPITAL WHILE POSITIONING THE PORTFOLIO FOR AN EVENTUAL MARKET UPTURN. WE MOVED THE COMPOSITION OF OUR COMMERCIAL SERVICES HOLDINGS TO FAVOR MORE DEFENSIVE RECURRING BUSINESS MODELS AND REDUCED OUR HOLDINGS IN ASIA/PACIFIC FINANCIALS, AS WE BELIEVE LENDING DIFFICULTIES ARE LIKELY TO PERSIST. CURRENTLY, THE PORTFOLIO IS OVERWEIGHT INDUSTRIAL SERVICE BUSINESSES, COMMERCIAL SERVICE BUSINESSES AND TRANSPORTATION COMPANIES.

     o THE PORTFOLIO'S COUNTRY POSITIONING, WHICH WAS OVERWEIGHT ASIA EX-JAPAN, BENEFITED PERFORMANCE IN THE FIRST HALF OF THE PERIOD, BUT DETRACTED FROM PERFORMANCE LATER IN THE PERIOD AS THE MARKETS WEAKENED. DURING THE PERIOD, THE PORTFOLIO HAD AN AGGRESSIVE OVERWEIGHT IN TAIWANESE TECHNOLOGY COMPANIES ON THE BELIEF THAT THEY WERE WELL POSITIONED TO BENEFIT FROM AN INCREASE IN OUTSOURCING FROM INTERNATIONAL MANUFACTURERS. AT THE CLOSE OF THE PERIOD, THE PORTFOLIO WAS OVERWEIGHT CHINESE BUSINESSES ON STRONG DOMESTIC CONSUMPTION, GLOBAL INTEGRATION AND ECONOMIC EXPANSION. WE WERE ALSO OVERWEIGHT SOUTHERN EUROPEAN COUNTRIES. THE LARGEST UNDERWEIGHTS AT THE CLOSE OF THE PERIOD WERE THE UNITED KINGDOM AND JAPAN.

     o ALTHOUGH WE REMAIN CONCERNED THAT THE UNINSPIRING NEWS FROM THE U.S. AND EUROPEAN CORPORATE SECTORS COULD CONTINUE TO DRAG ON THE MARKETS, THE PORTFOLIO MANAGEMENT TEAM IS OPTIMISTIC THAT EQUITY MARKETS WILL STABILIZE AND INVESTORS WILL BEGIN TO DIFFERENTIATE BETWEEN INVESTMENT ALTERNATIVES. THE TEAM IS ENCOURAGED ABOUT THE EVOLUTION OF CONSUMER-DRIVEN ECONOMIES IN ASIA EX-JAPAN AND THE INCREASING TRADE ACTIVITY AMONG THE COUNTRIES IN THAT REGION. WE REMAIN HOPEFUL THAT THESE MARKETS WILL EFFECTIVELY "DECOUPLE" FROM STOCK MARKET TRADING PATTERNS IN THE U.S. TODAY, GLOBAL INVESTORS ARE CONFRONTED WITH MATURING MARKETS AND LOW NOMINAL GROWTH RATES IN MOST OF THE DEVELOPED WORLD. IT IS OUR OPINION THAT THE BEST INVESTMENT OPPORTUNITIES WILL BE FOUND IN SMALLER COMPANIES AND IN DEVELOPING REGIONS THAT ARE EXPOSED TO STRONG, SECULAR THEMES.

     o EFFECTIVE DECEMBER 2, 2002, THE PORTFOLIO WILL CHANGE ITS MANAGEMENT STYLE TO A MULTI-FACTOR APPROACH THAT EVALUATES REVENUE AND EARNINGS GROWTH, ESTIMATE REVISIONS, PROFITABILITY AND RELATIVE VALUE IN ORDER TO DETERMINE THE BEST OPPORTUNITIES AVAILABLE FOR GROWTH AND HIGH INVESTMENT RETURNS. IN ADDITION, THE PORTFOLIO'S NAME WILL CHANGE TO THE BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL OPPORTUNITIES
                    PORTFOLIO AND THE SALOMON EMW EX-US FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                                       [GRAPHIC OMITTED]

                                  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS   SERVICE CLASS    INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS   SALOMON EMW EX-US INDEX
9/26/97        $10,000             $10,000             $9,500            $10,000           $10,000               $10,000
12/31/97        $9,458              $9,447             $8,996             $9,458            $9,458                $8,943
3/31/98        $11,354             $11,343            $10,786            $11,324           $11,324               $10,431
6/30/98        $11,966             $11,954            $11,348            $11,896           $11,896               $10,393
9/30/98         $9,588              $9,587             $9,090             $9,508            $9,508                $8,821
12/31/98       $10,510             $10,506             $9,934            $10,367           $10,367                $9,982
3/31/99        $10,736             $10,709            $10,125            $10,568           $10,568               $10,123
6/30/99        $12,689             $12,649            $11,960            $12,452           $12,452               $10,746
9/30/99        $14,563             $14,488            $13,699            $14,247           $14,247               $11,292
12/31/99       $26,452             $26,316            $24,883            $25,829           $25,829               $12,329
3/31/00        $32,969             $32,748            $30,952            $32,088           $32,088               $12,579
6/30/00        $28,436             $28,239            $26,686            $27,605           $27,605               $12,359
9/30/00        $27,964             $27,756            $26,206            $27,067           $27,067               $11,856
12/31/00       $24,301             $24,081            $22,742            $23,445           $23,434               $11,197
3/31/01        $20,986             $20,777            $19,619            $20,179           $20,182               $10,003
6/30/01        $21,544             $21,249            $20,112            $20,658           $20,648               $10,308
9/30/01        $18,453             $18,206            $17,199            $17,637           $17,640                $8,721
12/31/01       $20,128             $19,857            $18,737            $19,184           $19,187                $9,441
3/31/02        $22,624             $22,304            $21,038            $21,492           $21,495               $10,008
6/30/02        $22,760             $22,415            $21,133            $21,555           $21,557               $10,209
9/30/02        $18,911             $18,616            $17,540            $17,681           $17,862                $8,410

                                 FOR PERIOD ENDING SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN

                                              1 Year        3 Year        5 Year       From Inception
                                              ------        ------        ------       --------------
  Institutional Class                          2.49%         9.10%        13.72%          13.61%
  Service Class                                2.25%         8.71%        13.35%          13.25%
  Investor A Class (Load Adjusted)            (3.11)%        6.74%        11.99%          11.87%
  Investor A Class (NAV)                       1.98%         8.59%        13.13%          13.03%
  Investor B Class (Load Adjusted)            (3.25)%        6.82%        12.09%          12.12%
  Investor B Class (NAV)                       1.25%         7.83%        12.34%          12.24%
  Investor C Class (Load Adjusted)             0.25%         7.83%        12.34%          12.24%
  Investor C Class (NAV)                       1.25%         7.83%        12.34%          12.24%
-----------------------------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 9/26/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

* FORMERLY INTERNATIONAL SMALL CAP EQUITY PORTFOLIO.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                          ASIA PACIFIC EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02): $1.8 MILLION

PERFORMANCE BENCHMARK
     MSCI ALL COUNTRY ASIA PACIFIC INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN STOCKS OF COMPANIES LOCATED IN THE ASIA PACIFIC REGION (INCLUDING COMPANIES LOCATED IN EMERGING MARKET COUNTRIES) WITH MARKET CAPITALIZATION OF AT LEAST $500 MILLION, WHOSE EARNINGS, THE MANAGER BELIEVES, ARE IN A STRONG GROWTH TREND OR WHOSE STOCK THE MANAGER BELIEVES IS UNDERVALUED. THE MANAGER ALSO SEEKS TO ACHIEVE CONSISTENT AND SUSTAINABLE PERFORMANCE BY TAKING ADVANTAGE OF MARKET INEFFICIENCIES THROUGH A LONG TERM, DISCIPLINED AND OBJECTIVE INVESTMENT PROCESS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE PACIFIC REGION (EX-JAPAN) SAW INCREASING SIGNS OF RECOVERY DURING THE FIRST SIX MONTHS OF THE ANNUAL PERIOD, AS ECONOMIC INDICATORS SHOWED SIGNS OF PROGRESSION. DURING THIS TIME, REGIONAL MARKETS WERE MIXED. OUTPERFORMANCE WAS SEEN FROM CYCLICAL SECTORS SUCH AS TECHNOLOGY ON THE GROWING PERCEPTION OF AN ECONOMIC TURNAROUND. EXPORTING IN THESE REGIONS ACCELERATED AS DEMAND IN THE U.S. INITIALLY ROSE MORE THAN ANTICIPATED.

     o THE PORTFOLIO PERFORMED WELL AT THE ONSET OF THE YEAR, BENEFITING FROM STRONG PERFORMANCE IN THE ASIAN MARKETS, MOST NOTABLY AN OVERWEIGHT POSITION IN THAILAND, WHICH RETURNED OVER 29% DURING THE FIRST QUARTER OF 2002. HOWEVER, THE PORTFOLIO GAVE BACK MUCH OF ITS GAINS IN JUNE, WHEN NEARLY ALL DEVELOPED ASIAN MARKETS EXPERIENCED WEAKNESS (WITH THE EXCEPTION OF NEW ZEALAND). THIS TREND CONTINUED OVER THE FINAL MONTHS OF THE PERIOD WITH ALL MARKETS IN ASIA POSTING NEGATIVE RETURNS. THE MOST NOTABLE UNDERPERFORMERS WERE TAIWAN, KOREA AND HONG KONG. TAIWAN WAS DRIVEN DOWN BY FEARS OF CONTINUED SLOW GROWTH IN THE TECHNOLOGY SECTOR, WHILE HONG KONG SUFFERED FROM A WEAK PROPERTY SECTOR. THE PORTFOLIO BENEFITED AS IT REDUCED POSITIONS IN KOREA AND HONG KONG OVER THE FINAL QUARTER, FINISHING THE PERIOD UNDERWEIGHT RELATIVE TO THE BENCHMARK. THE PORTFOLIO ALSO ENDED THE PERIOD UNDERWEIGHT TAIWAN, ANOTHER UNDERPERFORMER OF NOTE, OVER THE FINAL QUARTER. DEFENSIVE ISSUES AND UTILITIES PROVIDED THE ONLY GLIMMER OF LIGHT AT THE CLOSE OF THE PERIOD AND WERE THE ONLY SECTORS TO SHOW RESILIENCE TO THE SELL-OFF.

     o GROWTH PROSPECTS IN JAPAN ARE EXTREMELY MUTED. WITH THE OUTLOOK FOR GLOBAL GROWTH WANING, DEEPER CYCLICAL SECTORS WERE SOME OF THE WORST PERFORMERS. MORE UPBEAT NEWS HAS ARISEN FROM THOSE SECTORS WITH MORE RESILIENT EARNINGS, SUCH AS UTILITIES AND PHARMACEUTICALS. MORE THAN ANY OTHER DEVELOPED MARKET, JAPAN HAS THE POTENTIAL TO BE SURPRISED BY POLICY ACTION. IF THE CURRENT ADMINISTRATION HAS THE FORTITUDE TO IMPLEMENT NEEDED CHANGES, JAPANESE EQUITIES HAVE THE POTENTIAL TO SURPRISE ON THE UPSIDE. ON THIS BASIS, THE MANAGEMENT TEAM HAS POSITIONED THE PORTFOLIO WITH NEUTRAL EXPOSURE TO JAPAN RELATIVE TO THE BENCHMARK.

     o CURRENTLY, WE FAVOR COMPANIES THAT HAVE STRONG FRANCHISES, POSITIVE CASH FLOW AND LOW DEBT OR CASH ON THEIR BALANCE SHEETS. IN ASIA EX-JAPAN, WE HAVE MOVED TO A MORE DEFENSIVE POSTURE ON OUR STOCK SELECTION. WE ALSO PREFER AUSTRALIAN STOCKS WHERE THE EARNINGS OUTLOOK IS MORE SECURE.

               COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASIA PACIFIC EQUITY PORTFOLIO AND
                      THE MSCI ALL COUNTRY ASIA PACIFIC INDEX FROM INCEPTION AND AT EACH QUARTER-END.

                                                      [GRAPHIC OMITTED]

                                 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                           MSCI ALL COUNTRY
         INSTITUTIONAL CLASS   SERVICE CLASS   INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS    ASIA PACIFIC INDEX
6/23/00        $10,000            $10,000           $9,500              $10,000           $10,000               $10,000
6/30/00        $10,190            $10,190           $9,690              $10,190           $10,190               $10,100
7/31/00         $9,390             $9,390           $8,892               $9,390            $9,390                $9,175
8/31/00         $9,870             $9,861           $9,338               $9,861            $9,861                $9,537
9/30/00         $9,250             $9,211           $8,749               $9,221            $9,230                $8,899
10/31/00        $8,600             $8,560           $8,131               $8,571            $8,581                $8,325
11/30/00        $8,566             $8,517           $8,099               $8,527            $8,537                $8,019
12/31/00        $8,238             $8,199           $7,778               $8,188            $8,199                $7,701
1/31/01         $8,289             $8,302           $7,827               $8,229            $8,240                $7,927
2/28/01         $7,920             $7,922           $7,476               $7,861            $7,861                $7,923
3/31/01         $7,531             $7,532           $7,106               $7,471            $7,482                $7,473
4/30/01         $8,043             $8,045           $7,564               $7,974            $7,974                $7,871
5/31/01         $8,053             $8,055           $7,574               $7,974            $7,985                $7,852
6/30/01         $7,592             $7,594           $7,106               $7,502            $7,513                $7,512
7/31/01         $7,028             $7,030           $6,561               $6,949            $6,949                $7,033
8/31/01         $6,844             $6,846           $6,386               $6,765            $6,755                $6,896
9/30/01         $6,312             $6,313           $5,899               $6,201            $6,201                $6,113
10/31/01        $6,353             $6,354           $5,909               $6,221            $6,181                $6,232
11/30/01        $6,568             $6,570           $6,104               $6,457            $6,458                $6,529
12/31/01        $6,205             $6,195           $5,796               $6,132            $6,133                $5,975
1/31/02         $6,241             $6,243           $5,804               $6,101            $6,062                $6,000
2/28/02         $6,772             $6,761           $6,296               $6,658            $6,659                $6,706
3/31/02         $6,401             $6,371           $5,972               $6,317            $6,318                $6,317
6/30/02         $6,375             $6,357           $5,921               $6,214            $6,174                $6,131
9/30/02         $5,959             $5,949           $5,518               $5,608            $5,812                $5,852

                      FOR PERIOD ENDING SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                                    1 Year        From Inception
                                                    ------        --------------
  Institutional Class                              (3.94)%          (19.76)%
  Service Class                                    (4.87)%          (20.10)%
  Investor A Class (Load Adjusted)                 (9.87)%          (22.54)%
  Investor A Class (NAV)                           (5.12)%          (20.76)%
  Investor B Class (Load Adjusted)                 (8.93)%          (22.23)%
  Investor B Class (NAV)                           (4.63)%          (20.64)%
  Investor C Class (Load Adjusted)                 (5.62)%          (20.64)%
  Investor C Class (NAV)                           (4.63)%          (20.64)%
--------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 6/23/00. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                             SELECT EQUITY PORTFOLIO

TOTAL ASSETS (9/30/02): $187.5 MILLION

PERFORMANCE BENCHMARK
     S&P 500 INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION WITH CURRENT INCOME AS A SECONDARY OBJECTIVE BY INVESTING PRIMARILY IN STOCKS OF COMPANIES WITH MARKET CAPITALIZATION ABOVE $1 BILLION. THE MANAGER INITIALLY SCREENS FOR "VALUE" AND "GROWTH" STOCKS THAT ARE BELIEVED TO OFFER ATTRACTIVE RETURNS THROUGH CAPITAL APPRECIATION. THE PORTFOLIO TYPICALLY WILL MAINTAIN COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK, THE S&P 500 INDEX, WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC STOCKS WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o IN RESPONSE TO THE MARKET DETERIORATION AND ECONOMIC WEAKNESS AT THE BEGINNING OF THE FISCAL YEAR, THE FEDERAL RESERVE CUT INTEREST RATES 1.25%, LEAVING THE FED FUNDS TARGET RATE AT 40 YEAR LOWS. CONSEQUENTLY, THE MARKETS INITIALLY EXPERIENCED A TURNAROUND ON THE BELIEF THAT AN END TO THE RECESSION WAS NEAR. IN ANTICIPATION OF A RAPID ECONOMIC RECOVERY, INVESTORS ROTATED INTO CYCLICAL INDUSTRIES. HOWEVER, HOPES FOR A RECOVERING ECONOMY WERE SOON FOLLOWED BY WORRIES OVER CORPORATE ACCOUNTING SCANDALS AND INCREASED VIOLENCE IN THE MIDDLE EAST. THIS ULTIMATELY DROVE INVESTORS TOWARD THE STOCKS OF COMPANIES TRADING AT ATTRACTIVE VALUES RELATIVE TO THEIR EARNINGS AND TO THOSE PERCEIVED AS DEFENSIVE.

     o IN THE BEGINNING OF THE PERIOD, WE WERE POSITIONED IN SECTORS AND COMPANIES THAT WE BELIEVED WOULD BENEFIT FROM ECONOMIC RECOVERY. FOR EXAMPLE, THE PORTFOLIO WAS OVERWEIGHT COMPUTER HARDWARE AND SEMICONDUCTORS. IN ADDITION, THE PORTFOLIO BENEFITED FROM STRONG STOCK SELECTION WITHIN TECHNOLOGY, WITH HOLDINGS IN SUCH NAMES AS TEXAS INSTRUMENTS AND APPLIED MATERIALS. LATER IN THE PERIOD, OUR EXPOSURE WITHIN THE ENERGY SECTOR CAME UNDER PRESSURE AMIDST CONCERNS OVER CORPORATE MALFEASANCE. INVESTORS RETREATED FROM ENERGY MERCHANTS HOPING TO AVOID ANOTHER ENRON SCENARIO. OUR DECISION TO UNDERWEIGHT THE AEROSPACE AND DEFENSE AND UTILITY INDUSTRIES OVER THE FINAL MONTHS OF THE PERIOD BENEFITED PERFORMANCE AS THESE INDUSTRIES UNDERPERFORMED THE MARKET AS A WHOLE.

     o AT THE END OF THE FISCAL YEAR, WE BECAME CONCERNED THAT THE ECONOMIC RECOVERY WE WERE POSITIONED FOR WOULD NOT MATERIALIZE AS STRONGLY AS WE HAD HOPED. AS A RESULT, WE MOVED INTO MORE DEFENSIVE SECTORS. IN THE HEALTHCARE SECTOR, WE TOOK PROFITS IN HMOS AND HOSPITALS AND INCREASED OUR POSITION IN MAJOR PHARMACEUTICALS, WHICH HAS LAGGED CONSIDERABLY AND OFFERED ATTRACTIVE VALUATIONS. AT THE END OF THE PERIOD, THE PORTFOLIO WAS UNDERWEIGHT INSURANCE AND COMMERCIAL SERVICES, THE LATTER BECAUSE THE INFORMATION TECHNOLOGY CONSULTING BUSINESSES EXHIBITED WEAKNESS. IN THE CURRENT ENVIRONMENT, OUR STRATEGY IS TO STAY DIVERSIFIED. WE CONTINUE TO FOCUS ON COMPANIES WITH POSITIVE GROWTH PROSPECTS SELLING AT ATTRACTIVE VALUATIONS.

                  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SELECT EQUITY PORTFOLIO
                           AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                    [GRAPHIC OMITTED]

                               EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS   SERVICE CLASS   INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS     S&P 500 Index
9/13/93        $10,000             $10,000          $9,550              $10,000           $10,000             $10,000
9/30/93         $9,970              $9,970          $9,521               $9,970            $9,970             $10,058
12/31/93       $10,114             $10,108          $9,653              $10,108           $10,108             $10,232
3/31/94         $9,730              $9,718          $9,278               $9,715            $9,715              $9,844
6/30/94         $9,784              $9,766          $9,331               $9,770            $9,770              $9,886
9/30/94        $10,148             $10,124          $9,659              $10,114           $10,114             $10,369
12/31/94        $9,987              $9,958          $9,498               $9,945            $9,945             $10,367
3/31/95        $10,911             $10,872         $10,366              $10,855           $10,855             $11,377
6/30/95        $11,704             $11,643         $11,098              $11,621           $11,621             $12,463
9/30/95        $12,561             $12,497         $11,908              $12,470           $12,470             $13,454
12/31/95       $13,312             $13,223         $12,595              $13,189           $13,189             $14,264
3/31/96        $13,989             $13,898         $13,221              $13,844           $13,844             $15,030
6/30/96        $14,630             $14,513         $13,812              $14,443           $14,443             $15,705
9/30/96        $15,054             $14,924         $14,197              $14,821           $14,821             $16,190
12/31/96       $16,469             $16,316         $15,528              $16,160           $16,160             $17,539
3/31/97        $16,904             $16,735         $15,922              $16,084           $16,084             $18,009
6/30/97        $19,856             $19,649         $18,674              $19,367           $19,367             $21,152
9/30/97        $21,448             $21,210         $20,152              $20,852           $20,852             $22,761
12/31/97       $21,648             $21,392         $20,317              $20,986           $20,986             $23,407
3/31/98        $24,633             $24,329         $23,098              $23,812           $23,812             $26,675
6/30/98        $25,175             $24,847         $23,583              $24,272           $24,272             $27,561
9/30/98        $22,320             $22,010         $20,883              $21,456           $21,456             $24,843
12/31/98       $26,974             $26,583         $25,204              $25,849           $25,849             $30,137
3/31/99        $28,177             $27,748         $26,315              $26,913           $26,913             $31,632
6/30/99        $30,341             $29,859         $28,299              $27,936           $28,900             $33,821
9/30/99        $28,339             $27,865         $26,403              $26,003           $26,900             $31,734
12/31/99       $32,578             $32,000         $30,316              $29,893           $30,825             $36,456
3/31/00        $33,109             $32,509         $30,798              $30,294           $31,238             $37,293
6/30/00        $31,695             $31,088         $29,437              $28,915           $29,816             $36,222
9/30/00        $30,649             $30,043         $28,421              $27,869           $28,734             $35,871
12/31/00       $33,549             $32,910         $31,155              $25,132           $25,929             $33,062
3/31/01        $28,114             $27,552         $26,074              $21,008           $21,674             $29,141
6/30/01        $29,286             $28,682         $27,127              $21,816           $22,509             $30,846
9/30/01        $23,980             $23,467         $22,201              $17,807           $18,372             $26,318
12/31/01       $26,387             $25,812         $24,386              $19,539           $20,159             $29,130
3/31/02        $25,363             $24,787         $23,432              $18,730           $19,325             $29,210
6/30/02        $21,549             $21,039         $19,878              $15,859           $16,362             $25,297
9/30/02        $18,118             $17,669         $16,701              $13,301           $13,723             $20,926

                                FOR PERIOD ENDING SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN

                                             1 Year        3 Year        5 Year       From Inception
                                             ------        ------        ------       --------------
  Institutional Class                       (24.44)%       (19.14)%       (6.92)%          4.57%
  Service Class                             (24.71)%       (19.40)%       (7.21)%          4.27%
  Investor A Class (Load Adjusted)          (28.18)%       (20.74)%       (8.18)%          3.60%
  Investor A Class (NAV)                    (24.78)%       (19.51)%       (7.33)%          4.13%
  Investor B Class (Load Adjusted)          (28.64)%       (21.32)%       (8.88)%          3.55%
  Investor B Class (NAV)                    (25.30)%       (20.11)%       (8.04)%          3.55%
  Investor C Class (Load Adjusted)          (26.04)%       (20.11)%       (8.04)%          3.55%
  Investor C Class (NAV)                    (25.30)%       (20.11)%       (8.04)%          3.55%
----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13/93; SERVICE SHARES, 9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR C SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (9/30/02): $1.5 BILLION

PERFORMANCE BENCHMARK
     S&P 500 INDEX

INVESTMENT APPROACH
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE RETURNS OF THE S&P 500 INDEX.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.

     o ACCORDINGLY, THE PORTFOLIO POSTED A TOTAL RETURN SUBSTANTIALLY SIMILAR TO THAT OF THE S&P 500 INDEX.

                  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY PORTFOLIO
                           AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                    [GRAPHIC OMITTED]

                               EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INSTITUTIONAL CLASS    SERVICE CLASS   INVESTOR A CLASS    INVESTOR B CLASS   INVESTOR C CLASS    S&P 500 Index
4/20/92        $10,000             $10,000            $9,700            $10,000             $10,000           $10,000
6/30/92         $9,870              $9,870            $9,574             $9,870              $9,870            $9,899
9/30/92        $10,161             $10,161            $9,857            $10,161             $10,161           $10,212
12/31/92       $10,659             $10,659           $10,339            $10,659             $10,659           $10,726
3/31/93        $11,118             $11,118           $10,784            $11,118             $11,118           $11,194
6/30/93        $11,139             $11,139           $10,805            $11,139             $11,139           $11,249
9/30/93        $11,423             $11,417           $11,073            $11,415             $11,415           $11,539
12/31/93       $11,676             $11,664           $11,308            $11,657             $11,657           $11,806
3/31/94        $11,197             $11,181           $10,824            $11,159             $11,159           $11,359
6/30/94        $11,254             $11,231           $10,878            $11,214             $11,214           $11,406
9/30/94        $11,771             $11,739           $11,366            $11,718             $11,718           $11,964
12/31/94       $11,770             $11,731           $11,357            $11,708             $11,708           $11,962
3/31/95        $12,900             $12,850           $12,415            $12,799             $12,799           $13,127
6/30/95        $14,134             $14,070           $13,613            $14,034             $14,034           $14,379
9/30/95        $15,221             $15,143           $14,636            $15,088             $15,088           $15,522
12/31/95       $16,130             $16,036           $15,505            $15,985             $15,985           $16,457
3/31/96        $16,959             $16,836           $16,276            $16,763             $16,763           $17,339
6/30/96        $17,702             $17,562           $16,974            $17,466             $17,466           $18,117
9/30/96        $18,237             $18,089           $17,462            $17,946             $17,946           $18,677
12/31/96       $19,737             $19,563           $18,891            $19,371             $19,371           $20,235
3/31/97        $20,250             $20,055           $19,359            $19,422             $19,422           $20,776
6/30/97        $23,757             $23,512           $22,689            $22,722             $22,722           $24,401
9/30/97        $25,529             $25,248           $24,359            $24,324             $24,324           $26,258
12/31/97       $26,234             $25,924           $24,987            $24,927             $24,927           $27,004
3/31/98        $29,880             $29,497           $28,421            $28,305             $28,305           $30,773
6/30/98        $30,848             $30,429           $29,336            $29,137             $29,137           $31,795
9/30/98        $27,804             $27,404           $26,396            $26,182             $26,182           $28,660
12/31/98       $33,723             $33,219           $31,987            $31,657             $31,657           $34,768
3/31/99        $35,342             $34,791           $33,490            $33,078             $33,078           $36,492
6/30/99        $37,766             $37,153           $35,734            $35,248             $35,248           $39,017
9/30/99        $35,409             $34,790           $33,454            $32,932             $32,932           $36,610
12/31/99       $40,675             $39,925           $38,386            $37,704             $37,704           $42,120
3/31/00        $41,598             $40,751           $39,192            $38,436             $38,436           $43,084
6/30/00        $40,392             $39,525           $37,996            $37,202             $37,190           $41,848
9/30/00        $40,049             $39,157           $37,613            $36,756             $36,755           $41,442
12/31/00       $36,917             $36,060           $34,630            $33,778             $33,763           $38,197
3/31/01        $32,531             $31,729           $30,453            $29,651             $29,648           $33,667
6/30/01        $34,398             $33,515           $32,156            $31,249             $31,246           $35,636
9/30/01        $29,325             $28,545           $27,384            $26,565             $26,549           $30,405
12/31/01       $32,439             $31,545           $30,237            $29,272             $29,271           $33,654
3/31/02        $32,507             $31,574           $30,252            $29,245             $29,244           $33,747
6/30/02        $28,144             $27,299           $26,153            $25,224             $25,223           $29,225
9/30/02        $23,270             $22,546           $21,600            $20,782             $20,782           $24,176

                                      FOR PERIOD ENDING SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN

                                                1 Year       3 Year       5 Year      10 Year     From Inception
                                                ------       ------       ------      -------     --------------
  Institutional Class                          (20.65)%     (13.06)%      (1.84)%      8.64%           8.42%
  Service Class                                (21.02)%     (13.43)%      (2.22)%      8.31%           8.10%
  Investor A Class (Load Adjusted)             (23.50)%     (14.44)%      (2.97)%      7.83%           7.65%
  Investor A Class (NAV)                       (21.12)%     (13.57)%      (2.37)%      8.16%           7.96%
  Investor B Class (Load Adjusted)             (25.28)%     (15.53)%      (3.99)%      7.64%           7.46%
  Investor B Class (NAV)                       (21.76)%     (14.23)%      (3.10)%      7.64%           7.46%
  Investor C Class (Load Adjusted)             (22.49)%     (14.23)%      (3.10)%      7.64%           7.46%
  Investor C Class (NAV)                       (21.72)%     (14.23)%      (3.10)%      7.64%           7.46%
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND INVESTOR C SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (9/30/02): $188.7 MILLION

PERFORMANCE BENCHMARK
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN A BLEND OF EQUITY AND FIXED INCOME SECURITIES SELECTED TO DELIVER RETURNS THROUGH THE COMBINATION OF CAPITAL APPRECIATION AND CURRENT INCOME. THE MANAGER INITIALLY SCREENS FOR "VALUE" AND "GROWTH" STOCKS FROM THE UNIVERSE OF COMPANIES WITH MARKET CAPITALIZATION ABOVE $1 BILLION AND WILL ADJUST THE BLEND OF VALUE/GROWTH STOCKS BASED ON PERFORMANCE EXPECTATIONS. THE PORTFOLIO NORMALLY WILL MAINTAIN AT MINIMUM A 25% ALLOCATION TO FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     Equity
     o IN RESPONSE TO THE MARKET DETERIORATION AND ECONOMIC WEAKNESS AT THE BEGINNING OF THE FISCAL YEAR, THE FEDERAL RESERVE CUT INTEREST RATES 1.25%, LEAVING THE FED FUNDS TARGET RATE AT 40 YEAR LOWS. CONSEQUENTLY, THE MARKETS INITIALLY EXPERIENCED A TURNAROUND ON THE BELIEF THAT AN END TO THE RECESSION WAS NEAR. HOWEVER, HOPES OF A RECOVERING ECONOMY WERE SOON FOLLOWED BY WORRIES OVER CORPORATE ACCOUNTING SCANDALS AND INCREASED VIOLENCE IN THE MIDDLE EAST. THIS ULTIMATELY DROVE INVESTORS TOWARD THE STOCKS OF COMPANIES TRADING AT ATTRACTIVE VALUES RELATIVE TO THEIR EARNINGS AND TO THOSE PERCEIVED AS DEFENSIVE.

     o IN THE BEGINNING OF THE YEAR, WE WERE POSITIONED IN SECTORS AND COMPANIES THAT WE BELIEVED WOULD BENEFIT FROM ECONOMIC RECOVERY. LATER, WE BECAME CONCERNED THAT THE ANTICIPATED ECONOMIC RECOVERY WOULD NOT MATERIALIZE AS STRONGLY AS WE HAD HOPED. AS A RESULT, WE MOVED INTO MORE DEFENSIVE SECTORS. IN THE HEALTHCARE SECTOR, WE TOOK PROFITS IN HMOS AND HOSPITALS AND INCREASED OUR POSITION IN MAJOR PHARMACEUTICALS, WHICH HAD LAGGED CONSIDERABLY AND OFFERED ATTRACTIVE VALUATIONS. AT THE END OF THE PERIOD, THE PORTFOLIO WAS UNDERWEIGHT INSURANCE AND COMMERCIAL SERVICES, THE LATTER BECAUSE THE INFORMATION TECHNOLOGY CONSULTING BUSINESSES EXHIBITED WEAKNESS. IN THE CURRENT ENVIRONMENT, OUR STRATEGY IS TO STAY DIVERSIFIED. WE CONTINUE TO FOCUS ON COMPANIES WITH POSITIVE GROWTH PROSPECTS SELLING AT ATTRACTIVE VALUATIONS.

     o AFTER REDUCING EQUITY EXPOSURE IN FEBRUARY OF 2002 TO 55%, BLACKROCK'S ASSET ALLOCATION COMMITTEE RAISED THE PORTFOLIO'S EQUITY ALLOCATION TO 60% IN MAY AND THEN TO 70% IN JULY. THIS CHANGE REFLECTS OUR BELIEF THAT THE SIGNIFICANT UNDERPERFORMANCE OF EQUITY PRICES, COMBINED WITH THE INCREASING LIKELIHOOD THAT WE ARE AT THE LOW FOR INTERMEDIATE TERM INTEREST RATES, SUPPORTS AN OVERWEIGHT TO EQUITIES.

     Fixed Income
     o THE YIELD ON THE 10-YEAR TREASURY FELL TO 3.59% ON SEPTEMBER 30, 2002, DOWN FROM 4.59% ON SEPTEMBER 30, 2001. THE BROADER MARKET, AS MEASURED BY THE LEHMAN AGGREGATE INDEX, RETURNED 8.60% FOR THE ANNUAL PERIOD.

     o THE PERIOD BEGAN WITH RISING TREASURY YIELDS FOLLOWING THE RELEASE OF STRONGER THAN EXPECTED ECONOMIC DATA AND THE EXPECTATION THAT THE MARKET WOULD UNDERGO A NEAR-TERM RECOVERY. HOWEVER, AS PESSIMISM OVER THE LIKELIHOOD OF AN ECONOMIC RECOVERY BECAME MORE WIDESPREAD, TREASURIES OUTPERFORMED.

     o THROUGHOUT THE ANNUAL PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. AS MORTGAGE REFINANCING SPIKED AT THE BEGINNING OF THE PERIOD, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND SEASONED 15-YEAR PASS-THROUGHS. ALTHOUGH THIS STRATEGY HELPED PERFORMANCE INITIALLY, HIGHER COUPON MORTGAGES OUTPERFORMED LOWER COUPONS FOR THE PERIOD, AND 30-YEAR MORTGAGES OUTPERFORMED 15-YEARS AS CONTINUED LOW INTEREST RATES, THREATS OF SUPPLY AND PREPAYMENTS, AND RISING VOLATILITY HURT LOWER COUPON MORTGAGES.

     o THE CORPORATE SECTOR UNDERPERFORMED THE BROAD MARKET DURING THE PERIOD IN RESPONSE TO SEVERAL CORPORATE BLOWUPS, VOLATILE EQUITY AND TREASURY MARKETS, AND ANEMIC ECONOMIC INDICATORS. LATER IN THE PERIOD, OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS. GOING FORWARD, AS VALUATIONS OF COMPANIES WITH STRONG FUNDAMENTALS ARE BECOMING INCREASINGLY IMPACTED BY CONCENTRATED MARKET EVENTS, WE PLAN TO GRADUALLY INCREASE OUR CORPORATE EXPOSURE WHILE MAINTAINING OUR HIGH QUALITY BIAS.

                        COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND
                     65% S&P 500 INDEX /35% LEHMAN AGGREGATE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                                          [GRAPHIC OMITTED]

                                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                             65% S&P 500 INDEX,
         INSTITUTIONAL CLASS   SERVICE CLASS   INVESTOR A CLASS   INVESTOR B CLASS   INVESTOR C CLASS    35% LEHMAN AGGREGATE INDEX
5/14/90        $10,000            $10,000             $9,550           $10,000           $10,000                    $10,000
6/30/90        $10,240            $10,240             $9,779           $10,240           $10,240                     $9,726
9/30/90         $9,236             $9,236             $8,821            $9,236            $9,236                    $10,185
12/31/90        $9,998             $9,998             $9,548            $9,998            $9,998                     $9,258
3/31/91        $10,827            $10,827            $10,340           $10,827           $10,827                     $9,898
6/30/91        $10,796            $10,796            $10,310           $10,796           $10,796                    $10,866
9/30/91        $11,459            $11,459            $10,943           $11,459           $11,459                    $10,858
12/31/91       $12,243            $12,243            $11,692           $12,243           $12,243                    $11,392
3/31/92        $12,165            $12,165            $11,618           $12,165           $12,165                    $12,151
6/30/92        $12,469            $12,469            $11,908           $12,469           $12,469                    $11,848
9/30/92        $13,197            $13,197            $12,603           $13,197           $13,197                    $12,102
12/31/92       $13,690            $13,690            $13,074           $13,690           $13,690                    $12,471
3/31/93        $14,160            $14,160            $13,523           $14,160           $14,160                    $12,830
6/30/93        $14,481            $14,481            $13,829           $14,481           $14,481                    $13,322
9/30/93        $14,894            $14,888            $14,215           $14,885           $14,885                    $13,430
12/31/93       $15,309            $15,294            $14,600           $15,288           $15,288                    $13,716
3/31/94        $14,821            $14,797            $14,109           $14,774           $14,774                    $13,864
6/30/94        $14,647            $14,615            $13,941           $14,598           $14,598                    $13,328
9/30/94        $14,876            $14,833            $14,144           $14,810           $14,810                    $13,254
12/31/94       $14,827            $14,776            $14,082           $14,725           $14,725                    $13,636
3/31/95        $15,802            $15,741            $14,996           $15,666           $15,666                    $13,590
6/30/95        $16,989            $16,910            $16,105           $16,788           $16,788                    $14,627
9/30/95        $17,900            $17,789            $16,950           $17,640           $17,640                    $15,778
12/31/95       $18,937            $18,805            $17,914           $18,613           $18,613                    $16,629
3/31/96        $19,418            $19,285            $18,351           $19,033           $19,033                    $17,464
6/30/96        $20,002            $19,837            $18,884           $19,547           $19,547                    $17,902
9/30/96        $20,484            $20,301            $19,320           $19,956           $19,956                    $18,385
12/31/96       $21,872            $21,661            $20,609           $21,245           $21,245                    $18,803
3/31/97        $22,143            $21,913            $20,844           $21,452           $21,452                    $19,951
6/30/97        $25,000            $24,728            $23,517           $24,272           $24,272                    $20,202
9/30/97        $26,306            $25,999            $24,721           $25,462           $25,462                    $22,677
12/31/97       $27,079            $26,743            $25,423           $26,126           $26,126                    $23,976
3/31/98        $29,565            $29,163            $27,717           $28,433           $28,433                    $26,287
6/30/98        $30,591            $30,169            $28,645           $29,326           $29,326                    $27,076
9/30/98        $29,153            $28,712            $27,242           $27,889           $27,854                    $25,771
12/31/98       $33,033            $32,517            $30,862           $31,597           $31,475                    $29,293
3/31/99        $33,968            $33,414            $31,692           $32,449           $32,271                    $30,184
6/30/99        $35,014            $34,420            $32,621           $33,345           $33,162                    $31,325
9/30/99        $33,467            $32,874            $31,163           $31,781           $31,607                    $30,241
12/31/99       $36,673            $35,997            $34,120           $34,714           $34,524                    $33,141
3/31/00        $37,505            $36,789            $34,847           $35,391           $35,197                    $33,585
6/30/00        $28,804            $27,997            $26,344           $26,083           $25,940                    $29,353
9/30/00        $28,444            $27,624            $25,996           $25,687           $25,546                    $29,230
12/31/00       $27,070            $26,268            $24,694           $24,374           $24,241                    $28,157
3/31/01        $24,398            $23,654            $22,239           $21,886           $21,766                    $26,262
6/30/01        $25,120            $24,336            $22,871           $22,470           $22,347                    $27,326
9/30/01        $22,490            $21,783            $20,460           $20,068           $19,958                    $25,085
12/31/01       $23,966            $23,194            $21,778           $21,316           $21,199                    $26,825
3/31/02        $23,213            $22,434            $21,068           $20,591           $20,464                    $26,895
6/30/02        $21,479            $20,756            $19,467           $18,987           $18,884                    $24,846
9/30/02        $19,443            $18,771            $17,594           $17,125           $17,031                    $22,378

                                      FOR PERIOD ENDING SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN

                                                1 Year       3 Year       5 Year      10 Year     From Inception
                                                ------       ------       ------      -------     --------------
  Institutional Class                          (13.56)%      (9.59)%     (1.23)%      6.48%            7.58%
  Service Class                                (13.83)%      (9.86)%     (1.53)%      6.20%            7.35%
  Investor A Class (Load Adjusted)             (17.86)%     (11.40)%     (2.60)%      5.58%            6.84%
  Investor A Class (NAV)                       (14.01)%     (10.02)%     (1.69)%      6.06%            7.24%
  Investor B Class (Load Adjusted)             (18.54)%     (12.08)%     (3.35)%      5.43%            6.72%
  Investor B Class (NAV)                       (14.67)%     (10.71)%     (2.44)%      5.43%            6.72%
  Investor C Class (Load Adjusted)             (15.52)%     (10.71)%     (2.44)%      5.43%            6.72%
  Investor C Class (NAV)                       (14.67)%     (10.71)%     (2.44)%      5.43%            6.72%
----------------------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 5/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/20/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios -- 4.50%; U.S. Opportunities, Global Science & Technology Opportunities, European Equity, International Equity, International Opportunities and Asia Pacific Equity Portfolios -- 5.00%; Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK EQUITY PORTFOLIOS (UNAUDITED)

      During the fiscal year ended September 30, 2002, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:

                                                     SHORT-TERM       LONG-TERM
                                                    CAPITAL GAIN    CAPITAL GAIN
                                                      PER SHARE       PER SHARE
                                                    ------------    ------------
      Large Cap Value Equity Portfolio .............   $    --         $0.3667
      Small Cap Value Equity Portfolio .............    0.5006          1.8341
      International Equity Portfolio ...............        --          0.0454

      Because each Portfolio's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2002. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2003.

FOR CORPORATE SHAREHOLDERS ONLY:
      The percentage of dividends from net investment income declared in the fiscal year ended September 30, 2002 which qualify for the corporate dividends received deduction is as follows:

      Large Cap Value Equity Portfolio .............    100.0%
      Mid-Cap Value Equity Portfolio ...............     100.0
      Small Cap Value Equity Portfolio .............     100.0
      U.S. Opportunities Portfolio .................       4.0
      Balanced Portfolio ...........................      35.3

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE EUROPEAN EQUITY PORTFOLIO.
      During the fiscal year ended September 30, 2002, the European Equity Portfolio distributed $205,388 of foreign source income on which the Portfolio paid foreign taxes of $20,391. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS -- 95.8%
AEROSPACE -- 7.6%
  General Dynamics Corp.                               252,866     $ 20,565,591
  Honeywell International, Inc.                        230,510        4,992,847
  Northrop Grumman Corp.(c)                             71,130        8,822,965
  Raytheon Co.                                         364,540       10,681,022
                                                                   ------------
                                                                     45,062,425
                                                                   ------------
BANKS -- 8.2%
  Bank of America Corp.(d)                             303,540       19,365,852
  Comerica, Inc.                                        76,830        3,704,743
  FleetBoston Financial Corp.                          246,900        5,019,477
  Mellon Financial Corp.                                90,010        2,333,959
  U.S. Bancorp                                         374,000        6,948,920
  Wells Fargo & Co.                                    244,290       11,765,006
                                                                   ------------
                                                                     49,137,957
                                                                   ------------
BEVERAGES & BOTTLING -- 1.0%
  Coca-Cola Enterprises, Inc.(c)                       283,265        6,016,549
                                                                   ------------
BROADCASTING-- 3.2%
  Charter Communications, Inc. -
    Class A(b)(c)                                    1,188,346        2,210,323
  Clear Channel Communications, Inc.(b)                335,115       11,645,246
  Comcast Corp. - Special Class A(b)(c)                241,360        5,034,770
                                                                   ------------
                                                                     18,890,339
                                                                   ------------
BUSINESS SERVICES -- 1.5%
  Cendant Corp.(b)(c)                                  818,235        8,804,209
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 2.0%
  Hewlett-Packard Co.                                  293,432        3,424,352
  International Business Machines
    Corp.(c)                                            57,090        3,333,485
  Lexmark International Group, Inc.(b)(c)              108,740        5,110,780
                                                                   ------------
                                                                     11,868,617
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 0.9%
  Affiliated Computer Services, Inc.(b)                 56,750        2,414,713
  EMC Corp.(b)                                         246,490        1,126,459
  Siebel Systems, Inc.(b)                              280,400        1,612,300
                                                                   ------------
                                                                      5,153,472
                                                                   ------------
CONTAINERS -- 0.2%
  Smurfit-Stone Container Corp.(b)(c)                   82,664        1,038,265
                                                                   ------------
ELECTRONICS -- 2.3%
  Celestica, Inc.(b)(c)                                310,120        4,062,572
  Flextronics International Ltd.(b)                  1,101,540        7,679,937
  Vishay Intertechnology, Inc.(b)                      248,040        2,182,752
                                                                   ------------
                                                                     13,925,261
                                                                   ------------
ENERGY & UTILITIES -- 4.4%
  Calpine Corp.(b)(c)                                  787,820        1,945,915
  ConocoPhillips                                        52,984        2,449,980
  Dominion Resources, Inc.(c)                           81,650        4,142,105
  Entergy Corp.                                         45,070        1,874,912
  Exelon Corp.                                         206,700        9,818,250
  FPL Group, Inc.(c)                                   111,650        6,006,770
                                                                   ------------
                                                                     26,237,932
                                                                   ------------
ENTERTAINMENT & LEISURE -- 2.0%
  AOL Time Warner, Inc.(b)                             231,550        2,709,135
  Viacom, Inc. - Class B(b)                            230,180        9,333,799
                                                                   ------------
                                                                     12,042,934
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ------------
FINANCE -- 11.2%
  CIT Group, Inc.(b)                                   129,060     $  2,320,499
  Citigroup, Inc.                                      887,041       26,300,766
  Fannie Mae                                            86,870        5,172,240
  Freddie Mac                                          168,815        9,436,758
  Household International, Inc.(c)                     135,810        3,844,781
  Lehman Brothers Holdings, Inc.(c)                     57,780        2,834,109
  MBNA Corp.                                           459,080        8,437,890
  Morgan Stanley                                        66,820        2,263,862
  The Goldman Sachs Group, Inc.(c)                      88,080        5,815,922
                                                                   ------------
                                                                     66,426,827
                                                                   ------------
FOOD & AGRICULTURE -- 0.2%
  Monsanto Co.                                          67,070        1,025,500
                                                                   ------------
INSURANCE -- 6.9%
  American International Group, Inc.                   312,954       17,118,584
  Hartford Financial Services Group, Inc.              175,230        7,184,430
  Prudential Financial, Inc.(b)                         30,035          857,799
  Travelers Property Casualty Corp. -
    Class A(b)                                         404,588        5,340,566
  Travelers Property Casualty Corp. -
    Class B(b)                                               1                9
  XL Capital Ltd. - Class A(c)                         146,910       10,797,885
                                                                   ------------
                                                                     41,299,273
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 1.9%
  Deere & Co.                                          148,670        6,757,051
  Ingersoll-Rand Co. - Class A                         139,890        4,817,812
                                                                   ------------
                                                                     11,574,863
                                                                   ------------
MANUFACTURING -- 3.1%
  American Standard Cos., Inc.(b)                       77,397        4,923,997
  Mattel, Inc.                                         263,560        4,746,715
  Tyco International Ltd. - ADR                        632,297        8,915,388
                                                                   ------------
                                                                     18,586,100
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 2.1%
  HCA, Inc.                                            168,710        8,032,283
  Tenet Healthcare Corp.(b)                             90,840        4,496,580
                                                                   ------------
                                                                     12,528,863
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
  Baxter International, Inc.                            29,940          914,667
                                                                   ------------
METALS & MINING -- 1.1%
  Alcan, Inc.                                          275,200        6,791,936
                                                                   ------------
OIL & GAS -- 8.9%
  Apache Corp.(c)                                       79,441        4,722,767
  Baker Hughes, Inc.                                   125,420        3,640,943
  BP Amoco PLC - ADR                                   234,920        9,373,308
  El Paso Corp.(c)                                     308,415        2,550,592
  ENSCO International, Inc.                             94,430        2,364,527
  EOG Resources, Inc.(c)                               361,350       12,994,146
  Exxon Mobil Corp.                                    242,796        7,745,192
  Noble Corp.(b)                                       176,030        5,456,930
  Valero Energy Corp.(c)                               166,750        4,413,873
                                                                   ------------
                                                                     53,262,278
                                                                   ------------
PAPER & FOREST PRODUCTS -- 2.1%
  Bowater, Inc.(c)                                     186,310        6,576,743
  International Paper Co.(c)                           180,920        6,040,919
                                                                   ------------
                                                                     12,617,662
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 6.7%
  Abbott Laboratories                                  172,970     $  6,987,988
  Amerisource Bergen Corp. - Class A                    78,130        5,580,045
  Barr Laboratories, Inc.(b)(c)                        101,050        6,294,404
  Pfizer, Inc.(c)                                      199,510        5,789,780
  Schering-Plough Corp.                                 82,200        1,752,504
  Teva Pharmaceutical Industries Ltd. -
    ADR(c)                                             116,610        7,812,870
  Wyeth                                                177,530        5,645,454
                                                                   ------------
                                                                     39,863,045
                                                                   ------------
RAILROAD & SHIPPING -- 1.1%
  FedEx Corp.(c)                                        61,610        3,084,813
  United Parcel Service, Inc.(c)                        58,870        3,681,141
                                                                   ------------
                                                                      6,765,954
                                                                   ------------
RETAIL MERCHANDISING -- 2.9%
  Office Depot, Inc.(b)                                773,390        9,543,633
  Sears, Roebuck & Co.                                 203,617        7,941,063
                                                                   ------------
                                                                     17,484,696
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 0.6%
  Micron Technology, Inc.(b)                            88,390        1,093,384
  STMicroelectronics NV - ADR(c)                       186,070        2,517,527
                                                                   ------------
                                                                      3,610,911
                                                                   ------------
TELECOMMUNICATIONS -- 10.6%
  AT&T Corp.                                         1,188,080       14,268,841
  AT&T Wireless Services, Inc.(b)(c)                   245,370        1,010,924
  BellSouth Corp.                                       60,920        1,118,491
  Motorola, Inc.(c)                                    121,910        1,241,044
  Nextel Communications, Inc.(b)(c)                  1,564,409       11,811,288
  Nokia Corp. - ADR(c)                                 511,350        6,775,388
  Qwest Communications International,
    Inc.(b)                                          1,633,600        3,724,608
  SBC Communications, Inc.                             279,160        5,611,116
  Verizon Communications, Inc.                         631,495       17,328,223
                                                                   ------------
                                                                     62,889,923
                                                                   ------------
TOBACCO -- 2.9%
  Philip Morris Cos., Inc.                             437,575       16,977,910
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $645,206,855)                                               570,798,368
                                                                   ------------

                                                    PAR/SHARES
                                        MATURITY       (000)          VALUE
                                        --------    ----------     ------------
SHORT TERM INVESTMENTS -- 4.2%
  Federal Home Loan Bank
    Discount Notes
    1.45%                               10/01/02       $18,500     $ 18,500,000
  Galileo Money Market Fund                              6,326        6,326,445
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,826,445)                                                 24,826,445
                                                                   ------------

                                                     CONTRACTS
                                                     ---------
CALL OPTION -- 0.0%
  Comcast Corp. Oct. $22.50
  (Cost $29,179)                        10/19/02           100            7,500
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $670,062,479(a))                                           $595,632,313
                                                                   ============
------------
(a) Cost for Federal income tax purposes is $718,091,053. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                               $  40,622,159
      Gross unrealized depreciation                                (163,080,899)
                                                                  -------------
                                                                  $(122,458,740)
                                                                  =============
(b) Non-income producing security.
(c) Total or partial securities on loan.
(d) Securities, or a portion thereof, pledged as collateral with a value of $2,819,960 on 146 long S&P 500 futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $29,747,500, with an unrealized loss of $613,324.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                       LARGE CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30,2002

ASSETS
   Investments at value (Cost $670,033,300) ............................................          $595,624,813
   Option purchased at value (Premium paid on options purchased $29,179) ...............                 7,500
   Collateral received for securities loaned ...........................................           117,723,174
   Dividends receivable ................................................................               934,877
   Interest receivable .................................................................                13,628
   Investments sold receivable .........................................................            17,603,246
   Capital shares sold receivable ......................................................               656,777
   Prepaid expenses ....................................................................                47,357
                                                                                                  ------------
          TOTAL ASSETS .................................................................           732,611,372
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ............................................           117,723,174
   Investments purchased payable .......................................................             6,977,113
   Capital shares redeemed payable .....................................................             3,918,404
   Advisory fees payable ...............................................................               229,522
   Administrative fees payable .........................................................               122,706
   Transfer agent fees payable .........................................................                57,241
   Other accrued expenses payable ......................................................               332,668
   Futures margin payable ..............................................................               331,119
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................           129,691,947
                                                                                                  ------------

NET ASSETS (Applicable to 41,910,855 Institutional shares, 15,162,185
   Service shares, 8,616,268 Investor A shares, 1,998,161 Investor B shares and
   676,808 Investor C shares outstanding) ..............................................          $602,919,425
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($369,792,302 / 41,910,855) .................................                 $8.82
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($133,902,845 / 15,162,185) .......................................                 $8.83
                                                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($76,043,968 / 8,616,268) ......................................                 $8.83
                                                                                                         =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.83 / 0.955) .....................................................................                 $9.25
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($17,311,724 / 1,998,161) ......................................                 $8.66
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,868,586 / 676,808) .........................................                 $8.67
                                                                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS -- 96.2%
AEROSPACE -- 0.5%
  The Boeing Co.                                        38,000     $  1,296,940
                                                                   ------------
BANKS -- 2.2%
  Commerce Bancorp, Inc.(c)                             55,100        2,287,201
  Fifth Third Bancorp                                   38,000        2,326,740
  Westamerica Bancorp                                   40,800        1,643,424
                                                                   ------------
                                                                      6,257,365
                                                                   ------------
BEVERAGES & BOTTLING -- 5.6%
  Brown-Forman Corp.                                    38,900        2,604,355
  Constellation Brands, Inc. - Class A(b)               57,300        1,323,630
  PepsiCo, Inc.                                        108,900        4,023,855
  The Coca-Cola Co.                                    166,200        7,970,952
                                                                   ------------
                                                                     15,922,792
                                                                   ------------
BROADCASTING -- 1.8%
  Clear Channel Communications, Inc.(b)                 77,700        2,700,075
  Univision Communications, Inc.(b)(c)                 107,200        2,444,160
                                                                   ------------
                                                                      5,144,235
                                                                   ------------
BUSINESS SERVICES -- 1.7%
  Aramark Corp. - Class B(b)                            50,400        1,058,400
  Cendant Corp.(b)(c)                                  125,100        1,346,076
  Concord EFS, Inc.(b)(c)                               37,500          595,500
  Paychex, Inc.(c)                                      73,500        1,787,520
                                                                   ------------
                                                                      4,787,496
                                                                   ------------
CHEMICALS -- 1.2%
  Church & Dwight Co., Inc.(c)                          61,300        2,032,095
  Ecolab, Inc.(c)                                       33,500        1,397,955
                                                                   ------------
                                                                      3,430,050
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 4.9%
  Cisco Systems, Inc.(b)(d)                            538,300        5,641,384
  Dell Computer Corp.(b)                               200,700        4,720,464
  International Business Machines
    Corp.(c)                                            57,000        3,328,230
                                                                   ------------
                                                                     13,690,078
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 11.6%
  Adobe Systems, Inc.(c)                                55,600        1,061,960
  Automatic Data Processing, Inc.(c)                    75,600        2,628,612
  EMC Corp.(b)                                         299,700        1,369,629
  First Data Corp.                                      98,600        2,755,870
  Microsoft Corp.(b)                                   408,400       17,842,996
  Oracle Corp.(b)                                      315,200        2,477,472
  Siebel Systems, Inc.(b)(c)                           380,600        2,188,450
  Sun Microsystems, Inc.(b)                            513,900        1,331,001
  Systeme, Anwendugen, Produkte in
    der Datenverarbeitung - ADR(c)                      85,000          956,250
                                                                   ------------
                                                                     32,612,240
                                                                   ------------
ELECTRONICS -- 10.1%
  General Electric Co.                                 715,400       17,634,610
  Intel Corp.                                          471,900        6,554,691
  Maxim Integrated Products, Inc.(b)(c)                105,600        2,614,656
  Xilinx, Inc.(b)(c)                                   113,100        1,791,278
                                                                   ------------
                                                                     28,595,235
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ------------
ENTERTAINMENT & LEISURE -- 2.7%
  AOL Time Warner, Inc.(b)                             186,300     $  2,179,710
  Mandalay Resort Group(b)                              52,000        1,744,600
  Viacom, Inc. - Class B(b)                             91,800        3,722,490
                                                                   ------------
                                                                      7,646,800
                                                                   ------------
FINANCE -- 4.7%
  Charles Schwab Corp.                                 213,300        1,855,710
  Citigroup, Inc.                                       77,000        2,283,050
  Doral Financial Corp.                                 31,950          771,273
  Freddie Mac                                           49,600        2,772,640
  MBNA Corp.                                            80,050        1,471,319
  SLM Corp.(c)                                          14,400        1,341,216
  The Goldman Sachs Group, Inc.                         21,300        1,406,439
  The John Nuveen Co.                                   62,900        1,430,975
                                                                   ------------
                                                                     13,332,622
                                                                   ------------
FOOD & AGRICULTURE -- 1.6%
  McCormick & Co., Inc.                                 58,600        1,336,080
  Performance Food Group Co.(b)                         45,900        1,558,764
  Tootsie Roll Industries, Inc.                         58,100        1,726,732
                                                                   ------------
                                                                      4,621,576
                                                                   ------------
INSURANCE -- 1.9%
  American International Group, Inc.                    70,000        3,829,000
  Arthur J. Gallagher & Co.                             61,000        1,503,650
  Travelers Property Casualty Corp. -
    Class A(b)                                           3,326           43,903
  Travelers Property Casualty Corp. -
    Class B(b)                                           6,834           92,464
                                                                   ------------
                                                                      5,469,017
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 0.5%
  Cooper Cameron Corp.(b)                               33,200        1,386,432
                                                                   ------------
MANUFACTURING -- 0.8%
  3M Co.                                                20,500        2,254,385
                                                                   ------------
MEASURING & CONTROLLING DEVICES -- 0.3%
  KLA-Tencor Corp.(b)(c)                                32,900          919,226
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 6.4%
  Amgen, Inc.(b)                                       126,036        5,255,701
  Anthem, Inc.(b)(c)                                    17,841        1,159,665
  Cardinal Health, Inc.(c)                              33,200        2,065,040
  LifePoint Hospitals, Inc.(b)                          41,900        1,306,777
  Lincare Holdings, Inc.(b)(c)                          43,200        1,340,928
  Mid Atlantic Medical Services, Inc.(b)                42,800        1,549,360
  Per-Se Technologies, Inc. - Warrants(b)
    (expiring 07/08/03)                                  7,119              143
  Renal Care Group, Inc.(b)                             37,800        1,243,242
  Tenet Healthcare Corp.(b)                             35,700        1,767,150
  UnitedHealth Group, Inc.                              27,000        2,354,940
                                                                   ------------
                                                                     18,042,946
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 7.6%
  Baxter International, Inc.(c)                         28,900          882,895
  Beckman Coulter, Inc.                                 36,100        1,397,070
  Johnson & Johnson(c)                                 244,100       13,200,928
  Medtronic, Inc.                                      105,600        4,447,872
  St. Jude Medical, Inc.(b)                             43,600        1,556,520
                                                                   ------------
                                                                     21,485,285
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 0.5%
  Harley-Davidson, Inc.(c)                              27,000     $  1,254,150
                                                                   ------------
OIL & GAS -- 1.7%
  Anadarko Petroleum Corp.(c)                           54,200        2,414,068
  Baker Hughes, Inc.(c)                                 84,200        2,444,326
                                                                   ------------
                                                                      4,858,394
                                                                   ------------
PHARMACEUTICALS -- 13.2%
  Abbott Laboratories(d)                               148,000        5,979,200
  Biogen, Inc.(b)(c)                                    32,100          939,567
  Bristol-Myers Squibb Co.                              54,300        1,292,340
  Eli Lilly & Co.                                       68,500        3,790,790
  MedImmune, Inc.(b)                                    66,600        1,389,942
  Merck & Co., Inc.                                    117,300        5,361,783
  Pfizer, Inc.                                         495,100       14,367,802
  Schering-Plough Corp.                                 41,300          880,516
  Wyeth                                                 99,600        3,167,280
                                                                   ------------
                                                                     37,169,220
                                                                   ------------
RETAIL MERCHANDISING -- 8.9%
  AutoZone, Inc.(b)                                     24,600        1,939,956
  Bed Bath & Beyond, Inc.(b)                            50,200        1,635,014
  Kohl's Corp.(b)(c)                                    23,300        1,416,873
  Kroger Co.(b)(c)                                      72,900        1,027,890
  Lowe's Cos., Inc.(c)                                  55,400        2,293,560
  Safeway, Inc.(b)                                      77,200        1,721,560
  The Home Depot, Inc.                                  67,600        1,764,360
  The TJX Cos., Inc.(c)                                 72,300        1,229,100
  Wal-Mart Stores, Inc.                                181,800        8,951,832
  Walgreen Co.                                         105,600        3,248,256
                                                                   ------------
                                                                     25,228,401
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 1 7%
  Analog Devices, Inc.(b)(c)                            55,400        1,091,380
  Applied Materials, Inc.(b)(c)                        120,900        1,396,395
  Texas Instruments, Inc.                              148,500        2,193,345
                                                                   ------------
                                                                      4,681,120
                                                                   ------------
SOAPS & COSMETICS -- 2.7%
  Colgate-Palmolive Co.(c)                              66,000        3,560,700
  International Flavors & Fragrances,
    Inc.                                                51,400        1,637,090
  Procter & Gamble Co.                                  27,100        2,422,198
                                                                   ------------
                                                                      7,619,988
                                                                   ------------
TELECOMMUNICATIONS -- 0.7%
  QUALCOMM, Inc.(b)(c)                                  66,100        1,825,682
                                                                   ------------
TRANSPORTATION-- 0.7%
  Expeditors International of Washington,
    Inc.(c)                                             70,400        1,966,976
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $276,373,633)                                               271,498,651
                                                                   ------------

                                                    PAR/SHARES
                                        MATURITY       (000)          VALUE
                                        --------    ----------     ------------
SHORT TERM INVESTMENTS -- 3.8%
  Federal Home Loan Bank
    Discount Notes
    1.45%                               10/01/02        $4,000     $  4,000,000
  Galileo Money Market Fund                              6,605        6,605,494
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,605,494)                                                 10,605,494
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $286,979,127(a))                                           $282,104,145
                                                                   ============

-----------
(a) Cost for Federal income tax purposes is $292,556,814. The gross unrealized appreciation (depreciation) on a tax basis is as follows

      Gross unrealized appreciation                                $ 48,556,907
      Gross unrealized depreciation                                 (59,009,576)
                                                                   ------------
                                                                   $(10,452,669)
                                                                   ============
(b) Non-income producing security.
(c) Total or partial securities on loan.
(d) Securities, or a portion thereof, pledged as collateral with a value of $5,579,360 on 54 long S&P 500 futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $11,002,500, with an unrealized loss of $396,449.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                       LARGE CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $286,979,127) ............................................          $282,104,145
   Collateral received for securities loaned ...........................................            48,406,686
   Dividends receivable ................................................................               297,207
   Interest receivable .................................................................                 8,738
   Investments sold receivable .........................................................             6,217,018
   Capital shares sold receivable ......................................................               106,590
   Prepaid expenses ....................................................................                34,716
                                                                                                  ------------
          TOTAL ASSETS .................................................................           337,175,100
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ............................................            48,406,686
   Investments purchased payable .......................................................             4,634,964
   Capital shares redeemed payable .....................................................               936,592
   Advisory fees payable ...............................................................               111,519
   Administrative fees payable .........................................................                58,721
   Transfer agent fees payable .........................................................                28,448
   Other accrued expenses payable ......................................................               137,192
   Futures margin payable ..............................................................               138,645
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................            54,452,767
                                                                                                  ------------

NET ASSETS (Applicable to 14,980,717 Institutional shares, 19,827,158
   Service shares, 5,285,836 Investor A shares, 2,347,177 Investor B shares and
   397,668 Investor C shares outstanding) ..............................................          $282,722,333
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($100,520,853 / 14,980,717) .................................                 $6.71
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($130,931,884 / 19,827,158) .......................................                 $6.60
                                                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($34,513,698 / 5,285,836) ......................................                 $6.53
                                                                                                         =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($6.53 / 0.955) .....................................................................                 $6.84
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($14,331,779 / 2,347,177) ......................................                 $6.11
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,424,119 / 397,668) .........................................                 $6.10
                                                                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     -----------
COMMON STOCKS -- 94.8%
AEROSPACE -- 5.9%
  GenCorp, Inc.                                        277,700     $ 2,790,885
  United Defense Industries, Inc.(b)                   101,800       2,402,480
                                                                   -----------
                                                                     5,193,365
                                                                   -----------
BANKS -- 13.4%
  Banknorth Group, Inc.                                 60,400       1,434,500
  Comerica, Inc.                                        27,400       1,321,228
  Greenpoint Financial Corp.                            71,600       2,988,584
  Sovereign Bancorp, Inc.(c)                           345,100       4,451,790
  Union Planters Corp.                                  60,400       1,658,584
                                                                   -----------
                                                                    11,854,686
                                                                   -----------
BEVERAGES & BOTTLING -- 1.6%
  Pepsi Bottling Group, Inc.                            60,200       1,408,680
                                                                   -----------
BUSINESS SERVICES -- 1.9%
  Fluor Corp.(c)                                        31,800         777,192
  Manpower, Inc.                                        31,200         915,408
                                                                   -----------
                                                                     1,692,600
                                                                   -----------
CHEMICALS -- 1.3%
  Church & Dwight Co., Inc.                             35,200       1,166,880
                                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 1.0%
  Diebold, Inc.                                         27,900         918,468
                                                                   -----------
CONSTRUCTION -- 1.4%
  Lafarge North America, Inc.                           42,100       1,219,637
                                                                   -----------
ENERGY & UTILITIES -- 1.8%
  Constellation Energy Group, Inc.(c)                   19,800         490,842
  NiSource, Inc.                                        61,200       1,054,476
                                                                   -----------
                                                                     1,545,318
                                                                   -----------
ENTERTAINMENT & LEISURE -- 4.5%
  Blockbuster, Inc. - Class A                           30,000         744,000
  Metro-Goldwyn-Mayer, Inc.(b)                          72,100         861,595
  Park Place Entertainment Corp.(b)                    218,000       1,733,100
  Royal Caribbean Cruises Ltd.                          38,700         616,104
                                                                   -----------
                                                                     3,954,799
                                                                   -----------
FOOD & AGRICULTURE -- 5.8%
  Bunge Ltd.                                            71,200       1,723,040
  Chiquita Brands International, Inc.(b)                84,000       1,297,800
  J. M. Smucker Co.                                     30,800       1,130,360
  McCormick & Co., Inc.                                 41,700         950,760
                                                                   -----------
                                                                     5,101,960
                                                                   -----------
INSURANCE -- 11.5%
  Radian Group, Inc.(c)                                 87,300       2,851,218
  RenaissanceRe Holdings Ltd.(c)                       126,800       4,791,772
  W.R. Berkley Corp.                                    72,200       2,454,800
                                                                   -----------
                                                                    10,097,790
                                                                   -----------
MANUFACTURING -- 3.7%
  American Standard Cos., Inc.(b)(c)                     8,300         528,046
  Black & Decker Corp.                                  22,500         943,425
  The Clorox Co.                                        43,400       1,743,812
                                                                   -----------
                                                                     3,215,283
                                                                   -----------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     -----------
MEDICAL & MEDICAL SERVICES -- 8.7%
  Anthem, Inc.(b)                                       17,500     $ 1,137,500
  Manor Care, Inc.(b)                                   79,400       1,784,912
  Province Healthcare Co.(b)                            60,300       1,034,145
  Renal Care Group, Inc.(b)                             56,900       1,871,441
  Universal Health Services, Inc. -
    Class B(b)(c)                                       35,500       1,815,825
                                                                   -----------
                                                                     7,643,823
                                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 7.5%
  Bausch & Lomb, Inc.(c)                                32,600       1,081,342
  Beckman Coulter, Inc.(c)                              12,000         464,400
  DENTSPLY International, Inc.                          39,700       1,594,749
  INAMED Corp.(b)                                      103,300       2,375,900
  The Cooper Cos., Inc.                                 21,600       1,134,000
                                                                   -----------
                                                                     6,650,391
                                                                   -----------
METALS & MINING -- 1.9%
  Potash Corp. of Saskatchewan, Inc.(c)                 26,800       1,666,960
                                                                   -----------
MOTOR VEHICLES -- 1.3%
  Visteon Corp.                                        123,700       1,171,439
                                                                   -----------
OIL & GAS -- 6.8%
  Murphy Oil Corp.                                      19,300       1,583,951
  Pride International, Inc.(b)                         112,600       1,463,800
  Talisman Energy, Inc.                                 74,300       2,979,430
                                                                   -----------
                                                                     6,027,181
                                                                   -----------
PHARMACEUTICALS -- 1.0%
  Barr Laboratories, Inc.(b)(c)                         14,700         915,663
                                                                   -----------
PUBLISHING & PRINTING -- 3.3%
  Valassis Communication, Inc.(b)(c)                    83,000       2,910,810
                                                                   -----------
RETAIL MERCHANDISING -- 5.1%
  Charming Shoppes, Inc.(b)                            234,200       1,580,850
  Nordstrom, Inc.(c)                                    44,800         803,712
  Reebok International Ltd.(b)                          26,400         661,320
  Regis Corp.                                           52,200       1,476,738
                                                                   -----------
                                                                     4,522,620
                                                                   -----------
SECURITY BROKERS & DEALERS -- 2.0%
  A.G. Edwards, Inc.                                    56,200       1,797,276
                                                                   -----------
SEMICONDUCTORS & RELATED DEVICES -- 1 0%
  National Semiconductor Corp.(b)                       73,200         874,008
                                                                   -----------
TELECOMMUNICATIONS -- 2.4%
  Comverse Technology, Inc.(b)                          73,600         514,464
  Harris Corp.                                          46,600       1,560,634
                                                                   -----------
                                                                     2,075,098
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $88,224,357)                                                83,624,735
                                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     -----------
SHORT TERM INVESTMENTS -- 5.2%
  Galileo Money Market Fund
  (Cost $4,580,174)                                  4,580,174     $ 4,580,174
                                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $92,804,531(a))                                            $88,204,909
                                                                   ===========

-------------
(a) Cost for Federal income tax purposes is $94,428,252. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                 $ 2,679,848
      Gross unrealized depreciation                                  (8,903,191)
                                                                    -----------
                                                                    $(6,223,343)
                                                                    ===========
(b) Non-income producing security.
(c) Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                        MID-CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $92,804,531) .............................................          $ 88,204,909
   Collateral received for securities loaned ...........................................            17,466,308
   Dividends receivable ................................................................               113,056
   Interest receivable .................................................................                 7,348
   Investments sold receivable .........................................................            24,147,864
   Capital shares sold receivable ......................................................                 2,548
   Prepaid expenses ....................................................................                21,174
                                                                                                  ------------
          TOTAL ASSETS .................................................................           129,963,207
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ............................................            17,466,308
   Capital shares redeemed payable .....................................................            25,892,259
   Advisory fees payable ...............................................................                84,068
   Administrative fees payable .........................................................                22,505
   Transfer agent fees payable .........................................................                10,936
   Other accrued expenses payable ......................................................                37,955
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................            43,514,031
                                                                                                  ------------

NET ASSETS (Applicable to 5,545,151 Institutional shares,
   1,323,385 Service shares, 495,277 Investor A shares, 732,858 Investor B shares and
   223,707 Investor C shares outstanding) ..............................................          $ 86,449,176
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($57,867,959 / 5,545,151) ...................................                $10.44
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($13,767,199 / 1,323,385) .........................................                $10.40
                                                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($5,140,723 / 495,277) .........................................                $10.38
                                                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.38 / 0.955) ....................................................................                $10.87
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($7,410,984 / 732,858) .........................................                $10.11
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,262,311 / 223,707) .........................................                $10.11
                                                                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS -- 91.0%
ADVERTISING -- 1.0%
  Lamar Advertising Co.(b)                              25,500     $    773,925
  Omnicom Group, Inc.(c)                                18,400        1,024,512
                                                                   ------------
                                                                      1,798,437
                                                                   ------------
AEROSPACE -- 0.9%
  Alliant Techsystems, Inc.(b)                          21,800        1,509,650
                                                                   ------------
BANKS -- 3.1%
  Associated Banc-Corp                                  23,500          745,655
  City National Corp.                                   19,200          897,984
  Commerce Bancorp, Inc.                                25,000        1,037,750
  Dime Bancorp, Inc. - Warrants(b)                      60,000            5,400
  KeyCorp                                               36,600          913,902
  New York Community Bancorp, Inc.                      34,100          960,597
  UnionBanCal Corp.                                     21,300          894,813
                                                                   ------------
                                                                      5,456,101
                                                                   ------------
BEVERAGES & BOTTLING -- 1.2%
  Coca-Cola Enterprises, Inc.(c)                        98,800        2,098,512
                                                                   ------------
BROADCASTING -- 3.8%
  Entercom Communications Corp.(b)(c)                   52,300        2,477,451
  Hearst-Argyle Television, Inc.(b)                     84,100        2,089,044
  Westwood One, Inc.(b)(c)                              57,800        2,066,350
                                                                   ------------
                                                                      6,632,845
                                                                   ------------
BUSINESS SERVICES -- 6.1%
  Apollo Group, Inc.(b)(c)                              31,200        1,358,074
  Certegy, Inc.(b)                                      38,000          763,800
  ChoicePoint, Inc.(b)                                  20,600          734,184
  Concord EFS, Inc.(b)                                  60,900          967,092
  Expedia, Inc. - Class A(b)(c)                         11,700          592,605
  Expedia, Inc. - Warrants(b)
    (expiring 02/04/09)                                  8,928          181,238
  Franklin Resources, Inc.                              30,600          951,660
  Hewitt Associates, Inc. - Class A(b)                  68,000        2,008,720
  Manpower, Inc.(c)                                     60,000        1,760,400
  The ServiceMaster Co.                                122,000        1,323,700
                                                                   ------------
                                                                     10,641,473
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 1.4%
  Lexmark International Group, Inc.(b)(c)               50,800        2,387,600
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 7.7%
  Adobe Systems, Inc.                                   65,400        1,249,140
  BEA Systems, Inc.(b)(c)                              187,200          969,696
  Check Point Software Technologies
    Ltd.(b)                                             68,300          938,442
  Infosys Technologies Ltd. - ADR(c)                    28,200        1,528,440
  Intuit, Inc.(b)(c)                                    53,500        2,435,855
  Mercury Interactive Corp.(b)(c)                       82,900        1,422,564
  MicroStrategy, Inc. - Class A(b)                           8               65
  MicroStrategy, Inc. - Warrants(b)
    (expiring 06/24/07)                                     13                2
  Network Associates, Inc.(b)(c)                        71,900          764,297
  Pixar, Inc.(b)                                        20,400          981,240
  Rational Software Corp.(b)                            79,300          342,576
  Siebel Systems, Inc.(b)                              200,300        1,151,725
  Symantec Corp.(b)                                     50,500        1,700,335
                                                                   ------------
                                                                     13,484,377
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ------------
CONSTRUCTION -- 1.2%
  Centex Corp.                                          25,100     $  1,113,185
  D.R. Horton, Inc.(c)                                  55,800        1,038,996
                                                                   ------------
                                                                      2,152,181
                                                                   ------------
CONTAINERS -- 0.8%
  Smurfit-Stone Container Corp.(b)(c)                  110,600        1,389,136
                                                                   ------------
ELECTRONICS -- 2.0%
  AVX Corp.                                            100,600          871,196
  Jabil Circuit, Inc.(b)(c)                            104,100        1,538,598
  Maxim Integrated Products, Inc.(b)                    40,200          995,352
                                                                   ------------
                                                                      3,405,146
                                                                   ------------
ENTERTAINMENT & LEISURE -- 1.5%
  MGM Mirage(b)(c)                                      37,800        1,409,940
  Park Place Entertainment Corp.(b)                    152,600        1,213,170
                                                                   ------------
                                                                      2,623,110
                                                                   ------------
FINANCE -- 1.1%
  Moody's Corp.                                         39,500        1,915,750
                                                                   ------------
FOOD & AGRICULTURE -- 1.6%
  Dean Foods Co.(b)(c)                                  71,600        2,848,248
                                                                   ------------
INSURANCE -- 2.1%
  Brown & Brown, Inc.                                   53,800        1,614,000
  Willis Group Holdings Ltd.(b)                         59,800        2,002,702
                                                                   ------------
                                                                      3,616,702
                                                                   ------------
JEWELRY -- 0.4%
  Tiffany & Co.(c)                                      30,200          647,186
                                                                   ------------
MANUFACTURING -- 3.6%
  Energizer Holdings, Inc.(b)                           38,000        1,155,200
  ITT Industries, Inc.                                  33,300        2,075,589
  Mattel, Inc.                                         125,800        2,265,658
  SPX Corp.(b)(c)                                        7,400          746,660
                                                                   ------------
                                                                      6,243,107
                                                                   ------------
MEASURING & CONTROLLING DEVICES -- 0.7%
  KLA-Tencor Corp.(b)(c)                                44,500        1,243,330
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 11.1%
  Aetna, Inc.(c)                                        23,400          837,954
  Anthem, Inc.(b)(c)                                    25,800        1,677,000
  Genzyme Corp.(b)(c)                                   31,200          643,032
  Gilead Sciences, Inc.(b)(c)                           56,400        1,891,092
  Laboratory Corp. of America
    Holdings(b)                                         41,000        1,384,980
  Lincare Holdings, Inc.(b)(c)                          44,800        1,390,592
  McKesson Corp.                                        60,700        1,719,631
  Omnicare, Inc.(c)                                     69,800        1,474,176
  Oxford Health Plans, Inc.(b)                          29,400        1,144,836
  Quest Diagnostics, Inc.(b)(c)                         27,900        1,716,687
  Triad Hospitals, Inc.(b)                              42,300        1,605,285
  Universal Health Services, Inc. -
    Class B(b)                                          29,900        1,529,385
  WellPoint Health Networks, Inc.(b)                    31,100        2,279,630
                                                                   ------------
                                                                     19,294,280
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 6.3%
  Alcon, Inc.(b)                                        26,500     $  1,026,875
  Boston Scientific Corp.(b)                            50,200        1,584,312
  C.R. Bard, Inc.                                       19,400        1,059,822
  Guidant Corp.(b)                                      42,100        1,360,251
  St. Jude Medical, Inc.(b)                             35,100        1,253,070
  Varian Medical Systems, Inc.(b)                       59,000        2,536,410
  Zimmer Holdings, Inc.(b)                              57,100        2,189,214
                                                                   ------------
                                                                     11,009,954
                                                                   ------------
OIL & GAS -- 5.2%
  BJ Services Co.(b)(c)                                 61,600        1,601,600
  ENSCO International, Inc.                             41,900        1,049,176
  GlobalSantaFe Corp.                                   68,000        1,519,800
  Nabors Industries Ltd.(b)(c)                          42,900        1,404,975
  Noble Corp.(b)                                        40,200        1,246,200
  Pride International, Inc.(b)                          99,400        1,292,200
  Weatherford International Ltd.(b)(c)                  27,300        1,013,922
                                                                   ------------
                                                                      9,127,873
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.0%
  Bowater, Inc.(c)                                      17,500          617,750
  Pactiv Corp.(b)                                       64,900        1,067,605
                                                                   ------------
                                                                      1,685,355
                                                                   ------------
PERSONAL SERVICES-- 0.8%
  Weight Watchers International,
    Inc.(b)(c)                                          30,600        1,326,816
                                                                   ------------
PHARMACEUTICALS -- 7.8%
  Allergan, Inc.                                        26,400        1,436,160
  Barr Laboratories, Inc.(b)(c)                         15,500          965,495
  Biogen, Inc.(b)                                       36,300        1,062,501
  Celgene Corp.(b)                                      43,700          735,908
  Cephalon, Inc.(b)(c)                                  35,600        1,453,192
  Chiron Corp.(b)(c)                                    17,700          618,438
  Forest Laboratories, Inc.(b)(c)                       14,400        1,180,944
  IDEC Pharmaceuticals Corp.(b)(c)                      34,600        1,436,592
  King Pharmaceuticals, Inc.(b)(c)                      68,600        1,246,462
  MedImmune, Inc.(b)                                    60,500        1,262,635
  Shire Pharmaceuticals Group PLC -
    ADR(b)                                              32,100          795,117
  Vertex Pharmaceuticals, Inc.(b)                       73,400        1,357,166
                                                                   ------------
                                                                     13,550,610
                                                                   ------------
PUBLISHING & PRINTING -- 0.5%
  A.H. Belo Corp.                                       42,500          929,900
                                                                   ------------
REAL ESTATE -- 0.8%
  Lennar Corp.(c)                                       25,800        1,439,124
                                                                   ------------
RESTAURANTS -- 3.0%
  Starbucks Corp.(b)                                   100,600        2,075,378
  Wendy's International, Inc.(c)                        37,500        1,241,625
  Yum! Brands, Inc.(b)(c)                               70,800        1,961,868
                                                                   ------------
                                                                      5,278,871
                                                                   ------------
RETAIL MERCHANDISING-- 6.4%
  Abercrombie & Fitch Co. -
    Class A(b)(c)                                       85,100        1,673,917
  Advance Auto Parts, Inc.(b)(c)                        24,900        1,313,226
  AutoNation, Inc.(b)                                   51,500          593,280
  Coach, Inc.(b)(c)                                     52,800        1,351,680

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ------------
RETAIL MERCHANDISING (CONTINUED)
  Dollar General Corp.                                  83,400     $  1,119,228
  Limited Brands, Inc.(c)                              119,240        1,709,902
  Nordstrom, Inc.(c)                                    82,300        1,476,462
  The TJX Cos., Inc.(c)                                 28,900          491,300
  Whole Foods Market, Inc.(b)(c)                        33,000        1,413,720
                                                                   ------------
                                                                     11,142,715
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES-- 4.3%
  Fairchild Semiconductor Corp. -
    Class A(b)                                          71,700          678,999
  Lam Research Corp.(b)                                 70,100          623,890
  Marvell Technology Group Ltd.(b)(c)                   33,000          523,050
  Microchip Technology, Inc.(b)(c)                      68,850        1,407,982
  National Semiconductor Corp.(b)                      139,200        1,662,048
  Novellus Systems, Inc.(b)(c)                          52,500        1,092,525
  Semtech Corp.(b)                                      45,100          437,470
  Silicon Laboratories, Inc.(b)(c)                      37,100          680,043
  Teradyne, Inc.(b)(c)                                  35,500          340,800
                                                                   ------------
                                                                      7,446,807
                                                                   ------------
TELECOMMUNICATIONS -- 3.0%
  IDT Corp. - Class B(b)                               123,300        1,890,189
  L-3 Communications Holdings,
    Inc.(b)(c)                                          62,200        3,277,940
                                                                   ------------
                                                                      5,168,129
                                                                   ------------
TRANSPORTATION -- 0.6%
  Swift Transport, Inc.(b)                              62,600          976,560
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $177,514,408)                                               158,469,885
                                                                   ------------

                                                    PAR/SHARES
                                        MATURITY       (000)
                                        --------    ----------
CORPORATE BONDS -- 0.0%
COMPUTER SOFTWARE & SERVICES-- 0.0%
  MicroStrategy, Inc.
    7.50%
  (Cost $72)                            06/24/07     $       1               72
                                                                   ------------
SHORT TERM INVESTMENTS -- 9.0%
  Federal Home Loan Bank
    Discount Notes
    1.50%                               10/01/02         9,000        9,000,000
  Galileo Money Market Fund                              6,624        6,624,109
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $15,624,109)                                                 15,624,109
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $193,138,589(a))                                           $174,094,066
                                                                   ============
----------------
(a) Cost for Federal income tax purposes is $196,145,795. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $  9,055,610
      Gross unrealized depreciation                                 (31,107,339)
                                                                   ------------
                                                                   $(22,051,729)
                                                                   ============
(b) Non-income producing security.
(c) Total or partial securities on loan.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                        MID-CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $193,138,589) .................................................     $174,094,066
   Collateral received for securities loaned ................................................       60,321,501
   Dividends receivable .....................................................................           38,329
   Interest receivable ......................................................................           14,157
   Investments sold receivable ..............................................................        1,403,605
   Capital shares sold receivable ...........................................................           70,735
   Prepaid expenses .........................................................................           26,671
                                                                                                  ------------
          TOTAL ASSETS ......................................................................      235,969,064
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned .................................................       60,321,501
   Capital shares redeemed payable ..........................................................        1,413,443
   Advisory fees payable ....................................................................          146,003
   Administrative fees payable ..............................................................           35,616
   Transfer agent fees payable ..............................................................           25,273
   Other accrued expenses payable ...........................................................           95,765
                                                                                                  ------------
          TOTAL LIABILITIES .................................................................       62,037,601
                                                                                                  ------------

NET ASSETS (Applicable to 12,819,016 Institutional shares,
   4,087,259 Service shares, 4,547,509 Investor A shares, 6,252,218 Investor B shares and
   2,235,873 Investor C shares outstanding) .................................................     $173,931,463
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($77,693,096 / 12,819,016) .......................................            $6.06
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($24,082,046 / 4,087,259) ..............................................            $5.89
                                                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($26,242,036 / 4,547,509) ...........................................            $5.77
                                                                                                         =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($5.77 / 0.955) ..........................................................................            $6.04
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($33,821,774 / 6,252,218) ...........................................            $5.41
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($12,092,511 / 2,235,873) ...........................................            $5.41
                                                                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS -- 99.5%
AEROSPACE -- 6.9%
  DRS Technologies, Inc.(b)                             69,400     $  2,583,068
  GenCorp, Inc.                                        491,000        4,934,550
  Teledyne Technologies, Inc.(b)                        46,100          837,176
  United Defense Industries, Inc.(b)                   218,800        5,163,680
                                                                   ------------
                                                                     13,518,474
                                                                   ------------
AIR TRANSPORTATION -- 0.8%
  AMR Corp.(b)                                         375,900        1,571,262
                                                                   ------------
BANKS -- 12.7%
  Bay View Capital Corp.(b)                            314,300        1,782,081
  Colonial BancGroup, Inc.                             172,500        2,139,000
  Flagstar Bancorp, Inc.                               301,050        6,231,735
  Fulton Financial Corp.                               188,906        3,551,433
  Hudson United Bancorp                                113,200        3,011,120
  Sky Financial Group, Inc.                            116,100        2,311,551
  W Holding Co., Inc.                                  121,000        1,972,300
  Webster Financial Corp.                              116,900        3,925,502
                                                                   ------------
                                                                     24,924,722
                                                                   ------------
BUSINESS SERVICES -- 2.0%
  Aviall, Inc.(b)                                      100,850        1,027,661
  Global Payments, Inc.                                 77,100        1,973,760
  Tetra Tech, Inc.(b)                                  112,200          896,478
                                                                   ------------
                                                                      3,897,899
                                                                   ------------
CHEMICALS -- 4.5%
  Cambrex Corp.                                        103,600        3,812,480
  Church & Dwight Co., Inc.(c)                          85,400        2,831,010
  Minerals Technologies, Inc.                           39,300        1,456,851
  Olin Corp.                                            45,000          737,100
                                                                   ------------
                                                                      8,837,441
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 0.9%
  Ikon Office Solutions, Inc.(c)                       226,400        1,784,032
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 1.1%
  Ascential Software Corp.(b)                          724,800        1,346,678
  Hyperion Solutions Corp.(b)                           46,000          844,100
                                                                   ------------
                                                                      2,190,778
                                                                   ------------
CONSTRUCTION -- 1.0%
  Beazer Homes USA, Inc.(b)(c)                          32,600        1,990,230
                                                                   ------------
ELECTRONICS-- 1.4%
  Integrated Defense Technologies,
    Inc.(b)                                            143,000        2,817,100
                                                                   ------------
ENERGY & UTILITIES -- 1.0%
  DQE, Inc.                                            134,200        2,013,000
                                                                   ------------
ENTERTAINMENT & LEISURE -- 3.4%
  GTECH Holdings Corp.(b)                              107,300        2,663,186
  Station Casinos, Inc.(b)(c)                          104,600        1,779,246
  WMS Industries, Inc.(b)                              153,900        2,169,990
                                                                   ------------
                                                                      6,612,422
                                                                   ------------
FINANCE-- 1.6%
  American Home Mortgage Holdings,
    Inc.                                               160,500        1,770,315
  Raymond James Financial, Inc.                         46,800        1,266,876
                                                                   ------------
                                                                      3,037,191
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ------------
FOOD & AGRICULTURE -- 7.6%
  Bunge Ltd.                                           122,200     $  2,957,240
  Chiquita Brands International, Inc.(b)               232,900        3,598,305
  Delta & Pine Land Co.(c)                             150,600        2,822,244
  Dole Food Co., Inc.                                   67,000        1,945,010
  Hain Celestial Group, Inc.(b)                         80,200        1,174,930
  The Scotts Co. - Class A(b)                           55,800        2,326,302
                                                                   ------------
                                                                     14,824,031
                                                                   ------------
INSURANCE -- 8.8%
  IPC Holdings Ltd.(b)                                 247,900        7,280,823
  Scottish Annuity & Life Holdings Ltd.                267,200        4,555,760
  W.R. Berkley Corp.(c)                                156,700        5,327,800
                                                                   ------------
                                                                     17,164,383
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 1.7%
  Cummins, Inc.                                         77,800        1,837,636
  York International Corp.                              49,700        1,401,540
                                                                   ------------
                                                                      3,239,176
                                                                   ------------
MANUFACTURING -- 3.4%
  Pittston Brink's Group                               115,200        2,580,480
  Quicksilver, Inc.(b)                                  41,200          930,708
  The Dial Corp.                                       145,900        3,131,014
                                                                   ------------
                                                                      6,642,202
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 9.0%
  Alliance Imaging, Inc.(b)                            111,200        1,329,952
  Beverly Enterprises, Inc.(b)                         591,500        1,431,430
  Genesis Health Ventures, Inc.(b)                     228,300        3,753,252
  LifePoint Hospitals, Inc.(b)                         113,500        3,539,838
  Province Healthcare Co.(b)                           101,300        1,737,295
  Renal Care Group, Inc.(b)(c)                         121,000        3,979,690
  VCA Antech, Inc.(b)                                  145,500        1,795,470
                                                                   ------------
                                                                     17,566,927
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 7.0%
  Edwards Lifesciences Corp.(b)                        134,000        3,429,060
  INAMED Corp.(b)                                      181,300        4,169,900
  Ocular Sciences, Inc.(b)                             102,200        2,387,392
  The Cooper Cos., Inc.(c)                              69,500        3,648,750
                                                                   ------------
                                                                     13,635,102
                                                                   ------------
MOTOR VEHICLES -- 1.3%
  Visteon Corp.                                        277,000        2,623,190
                                                                   ------------
OIL & GAS -- 5.1%
  Energen Corp.                                         83,100        2,103,261
  Magnum Hunter Resources, Inc.(b)                     218,800        1,148,700
  Patina Oil & Gas Corp.                                69,125        1,970,063
  Pride International, Inc.(b)(c)                      236,200        3,070,600
  Vintage Petroleum, Inc.                              160,500        1,733,400
                                                                   ------------
                                                                     10,026,024
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.7%
  Louisiana-Pacific Corp.(b)                           207,800        1,344,466
                                                                   ------------
PERSONAL CREDIT INSTITUTIONS -- 0.7%
  Providian Financial Corp.(b)                         300,000        1,470,000
                                                                   ------------
PHARMACEUTICALS -- 3.3%
  Eon Labs, Inc.(b)                                     79,100        1,706,978
  Pharmaceutical Resources, Inc.(b)                    167,600        4,689,448
                                                                   ------------
                                                                      6,396,426
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
RAILROAD & SHIPPING -- 0.5%
  RailAmerica, Inc.(b)                                 145,000     $  1,051,250
                                                                   ------------
RESTAURANTS -- 2.1%
  Jack in the Box, Inc.(b)                             182,900        4,170,120
                                                                   ------------
RETAIL MERCHANDISING -- 9.0%
  Action Performance Cos., Inc.                         37,300          958,610
  Big 5 Sporting Goods Corp.(b)                         92,700          950,175
  Charming Shoppes, Inc.(b)(c)                         572,800        3,866,400
  Reebok International Ltd.(b)(c)                      113,500        2,843,175
  Regis Corp.                                          224,300        6,345,447
  Saks, Inc.(b)                                        245,700        2,587,221
                                                                   ------------
                                                                     17,551,028
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 0 5%
  Asyst Technologies, Inc.(b)                          157,200          949,488
                                                                   ------------
WASTE MANAGEMENT -- 1.5%
  Allied Waste Industries, Inc.(b)                     168,400        1,237,740
  Waste Connections, Inc.(b)(c)                         47,100        1,638,609
                                                                   ------------
                                                                      2,876,349
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $198,053,935)                                               194,724,713
                                                                   ------------
SHORT TERM INVESTMENTS -- 0.5%
  Galileo Money Market Fund
  (Cost $1,056,396)                                  1,056,396        1,056,396
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $199,110,331(a))                                           $195,781,109
                                                                   ============

---------------
(a) Cost for Federal income tax purposes is $200,547,134. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $ 13,321,775
      Gross unrealized depreciation                                 (18,087,800)
                                                                   ------------
                                                                   $ (4,766,025)
                                                                   ============
(b) Non-income producing security.
(c) Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                       SMALL CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $199,110,331) ............................................          $195,781,109
   Collateral received for securities loaned ...........................................            19,690,761
   Dividends receivable ................................................................                94,072
   Interest receivable .................................................................                 8,113
   Investments sold receivable .........................................................            18,755,191
   Capital shares sold receivable ......................................................               266,236
   Prepaid expenses ....................................................................                29,325
                                                                                                  ------------
          TOTAL ASSETS .................................................................           234,624,807
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ............................................            19,690,761
   Investments purchased payable .......................................................             2,541,658
   Capital shares redeemed payable .....................................................            17,800,294
   Advisory fees payable ...............................................................                72,903
   Administrative fees payable .........................................................                41,372
   Transfer agent fees payable .........................................................                24,206
   Other accrued expenses payable ......................................................                81,037
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................            40,252,231
                                                                                                  ------------

NET ASSETS (Applicable to 9,583,259 Institutional shares, 566,881 Service shares, 3,349,467 Investor A shares, 1,188,779 Investor B shares and
   504,540 Investor C shares outstanding) ..............................................          $194,372,576
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($122,731,923 / 9,583,259) ..................................                $12.81
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($7,241,255 / 566,881) ............................................                $12.77
                                                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($43,883,966 / 3,439,467) ......................................                $12.76
                                                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($12.76 / 0.955) ....................................................................                $13.36
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($14,401,973 / 1,188,779) ......................................                $12.11
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($6,113,459 / 504,540) .........................................                $12.12
                                                                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS -- 93.3%
AEROSPACE -- 2.0%
  Alliant Techsystems, Inc.(b)(c)                       65,400     $  4,528,950
  Veridian Corp.(b)                                     85,181        2,127,821
                                                                   ------------
                                                                      6,656,771
                                                                   ------------
AIR TRANSPORTATION -- 2.0%
  ExpressJet Holdings, Inc.                            295,700        2,720,440
  SkyWest, Inc.                                        307,700        4,030,870
                                                                   ------------
                                                                      6,751,310
                                                                   ------------
BANKS -- 0.5%
  Silicon Valley Bancshares(b)                         101,600        1,720,088
                                                                   ------------
BROADCASTING -- 5.0%
  Cumulus Media, Inc. - Class A(b)                     325,800        5,750,370
  Emmis Communications Corp. -
    Class A(b)(c)                                      270,411        5,137,809
  Entravision Communications Corp.(b)                  103,000        1,364,750
  Sinclair Broadcast Group, Inc. -
    Class A(b)                                         207,800        2,846,860
  World Wrestling Entertainment, Inc.(b)               189,075        1,582,558
                                                                   ------------
                                                                     16,682,347
                                                                   ------------
BUSINESS SERVICES -- 10.3%
  Alliance Data Systems Corp.(b)                       195,900        2,967,885
  ArvinMeritor, Inc.                                    98,779        1,847,167
  Certegy, Inc.(b)                                     137,700        2,767,770
  Forrester Research, Inc.(b)                          255,000        3,817,350
  FTI Consulting, Inc.(b)                               51,600        2,051,616
  Global Payments, Inc.                                188,257        4,819,379
  Heidrick & Struggles International,
    Inc.(b)                                            120,200        1,825,838
  Jacobs Engineering Group, Inc.(b)(c)                 109,200        3,372,096
  Key Energy Services, Inc.(b)                         512,400        4,037,712
  Resources Connection, Inc.(b)                        139,300        2,007,313
  Tetra Tech, Inc.(b)                                  376,700        3,009,833
  Watson Wyatt & Co. Holdings(b)                       106,000        2,120,000
                                                                   ------------
                                                                     34,643,959
                                                                   ------------
CHEMICALS -- 3.4%
  Airgas, Inc.(b)                                      394,600        5,181,098
  IMC Global, Inc.(c)                                  258,100        3,110,105
  OM Group, Inc.(c)                                     72,300        3,094,440
                                                                   ------------
                                                                     11,385,643
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 4.0%
  Anteon International Corp.(b)                         86,000        2,337,480
  Computer Network Technology Corp.(b)                 395,000        1,982,900
  InterCept, Inc.(b)                                   229,600        2,270,744
  J.D. Edwards & Co.(b)                                105,000          971,250
  McDATA Corp. - Class A(b)                            130,000          705,900
  MicroStrategy, Inc. - Warrants(b)
    (expiring 06/24/07)                                    638               96
  Storage Technology Corp.(b)                          242,500        2,548,675
  Verity, Inc.(b)                                      275,000        2,736,250
                                                                   ------------
                                                                     13,553,295
                                                                   ------------
CONSTRUCTION -- 1.1%
  Insituform Technologies, Inc.(b)                     268,539        3,853,266
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ------------
ELECTRONICS-- 2.7%
  Harman International Industries,
    Inc.(c)                                            123,100     $  6,370,425
  Integrated Defense Technologies,
    Inc.(b)                                            143,100        2,819,070
                                                                   ------------
                                                                      9,189,495
                                                                   ------------
ENTERTAINMENT & LEISURE -- 2.0%
  Station Casinos, Inc.(b)(c)                          390,800        6,647,508
                                                                   ------------
FOOD & AGRICULTURE-- 3.5%
  American Italian Pasta Co. -
    Class A(b)(c)                                       18,900          674,541
  Fresh Del Monte Produce, Inc.                         80,500        2,059,995
  The Scotts Co. - Class A(b)                          109,100        4,548,379
  United Natural Foods, Inc.(b)                        200,500        4,617,515
                                                                   ------------
                                                                     11,900,430
                                                                   ------------
FURNITURE -- 2.2%
  Cost Plus, Inc.(b)                                   210,300        5,646,555
  La-Z-Boy, Inc.                                        82,900        1,923,280
                                                                   ------------
                                                                      7,569,835
                                                                   ------------
INSURANCE -- 0.2%
  Arthur J. Gallagher & Co.                             31,900          786,335
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 1.0%
  Kennametal, Inc.                                      99,700        3,202,364
                                                                   ------------
MANUFACTURING -- 1.1%
  Navistar International Corp.(b)                      165,200        3,581,536
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 13.3%
  Accredo Health, Inc.(b)                              124,656        5,943,598
  AMN Healthcare Services, Inc.(b)(c)                  152,533        2,821,861
  Beverly Enterprises, Inc.(b)                         223,100          539,902
  Cross Country, Inc.(b)                               222,633        3,116,862
  DIANON Systems, Inc.(b)                              142,500        6,741,675
  Henry Schein, Inc.(b)(c)                              95,400        5,032,350
  Inveresk Research Group, Inc.(b)                      92,000        1,738,800
  LifePoint Hospitals, Inc.(b)                         168,842        5,265,844
  Martek Biosciences Corp.(b)                          100,300        1,642,914
  Medical Resources, Inc.(b)                             4,159               25
  Odyssey Healthcare, Inc.(b)                          104,633        3,133,758
  Pediatrix Medical Group, Inc.(b)(c)                  134,453        4,166,699
  Renal Care Group, Inc.(b)                            144,205        4,742,902
                                                                   ------------
                                                                     44,887,190
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 6.7%
  CONMED Corp.(b)                                      214,270        4,317,541
  CTI Molecular Imaging, Inc.(b)(c)                    118,458        2,996,987
  Cytyc Corp.(b)                                       625,171        6,701,833
  Edwards Lifesciences Corp.(b)                        250,000        6,397,500
  Osteotech, Inc.(b)                                   150,000          774,000
  Therasense, Inc.(b)                                   98,900        1,380,644
                                                                   ------------
                                                                     22,568,505
                                                                   ------------
OIL & GAS -- 5.6%
  Evergreen Resources, Inc.(b)(c)                       67,100        2,749,758
  Grant Prideco, Inc.(b)(c)                            284,900        2,433,046
  Helmerich & Payne, Inc.                               62,900        2,153,067
  National-Oilwell, Inc.(b)                            145,000        2,810,100
  Patterson-UTI Energy, Inc.(b)(c)                     164,400        4,193,844
  Pride International, Inc.(b)(c)                      335,700        4,364,100
                                                                   ------------
                                                                     18,703,915
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
PERSONAL SERVICES -- 2.4%
  Bright Horizons Family Solutions,
    Inc.(b)                                             25,000     $    695,750
  Career Education Corp.(b)(c)                         101,100        4,853,609
  Sylvan Learning Systems, Inc.(b)                     186,600        2,552,688
                                                                   ------------
                                                                      8,102,047
                                                                   ------------
PHARMACEUTICALS -- 5.8%
  First Horizon Pharmaceutical Corp.(b)                338,000        1,825,200
  Medicis Pharmaceutical Corp. -
    Class A(b)(c)                                       97,500        3,984,825
  Pharmaceutical Product Development,
    Inc.(b)                                            229,600        4,440,464
  Pharmaceutical Resources, Inc.(b)                    155,601        4,353,716
  Taro Pharmaceutical Industries Ltd.(b)               149,700        5,052,375
                                                                   ------------
                                                                     19,656,580
                                                                   ------------
PUBLISHING & PRINTING -- 0.9%
  Playboy Enterprises, Inc. - Class B(b)               330,000        3,154,800
                                                                   ------------
RESTAURANTS -- 4.1%
  Applebee's International, Inc.                       139,000        3,046,880
  CEC Entertainment, Inc.(b)                           110,000        3,752,100
  CKE Restaurants, Inc.(b)                             390,000        1,560,000
  Outback Steakhouse, Inc.(b)                           70,700        1,942,836
  RARE Hospitality International, Inc.(b)              154,700        3,623,074
                                                                   ------------
                                                                     13,924,890
                                                                   ------------
RETAIL MERCHANDISING -- 8.8%
  Charlotte Russe Holding, Inc.(b)                      85,000          807,500
  CSK Auto Corp.(b)                                    304,800        3,803,904
  Guitar Center, Inc.(b)                               332,400        6,242,472
  Pacific Sunwear of California,
    Inc.(b)(c)                                          81,000        1,649,160
  Reebok International Ltd.(b)                         135,200        3,386,760
  The Nautilus Group, Inc.(b)(c)                        63,000        1,228,500
  Tuesday Morning Corp.(b)                             336,000        6,118,560
  Tweeter Home Entertainment Group,
    Inc.(b)                                            309,100        2,132,790
  West Marine, Inc.(b)                                 331,300        4,210,823
                                                                   ------------
                                                                     29,580,469
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 1.7%
  Cirrus Logic, Inc.(b)                                922,303        2,351,873
  Oak Technology, Inc.(b)                            1,035,000        3,291,300
                                                                   ------------
                                                                      5,643,173
                                                                   ------------
TELECOMMUNICATIONS -- 0.9%
  Radio One, Inc.(b)                                   183,500        3,057,110
                                                                   ------------
TRANSPORTATION -- 0.5%
  Heartland Express, Inc.(b)                            94,909        1,778,595
                                                                   ------------
WASTE MANAGEMENT -- 1.6%
  Waste Connections, Inc.(b)(c)                        150,212        5,225,875
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $345,121,154)                                               314,407,331
                                                                   ------------

                                                    PAR/SHARES
                                        MATURITY       (000)          VALUE
                                        --------    ----------     ------------
CORPORATE BONDS -- 0.0%
COMPUTER SOFTWARE & SERVICES-- 0.0%
  MicroStrategy, Inc.
    7.50%
  (Cost $3,915)                         06/24/07       $    27     $      3,915
                                                                   ------------
SHORT TERM INVESTMENTS -- 6.7%
  Federal Home Loan Bank
    Discount Notes
    1.85%                               10/01/02        16,000       16,000,000
  Galileo Money Market Fund                              6,691        6,690,504
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,690,504)                                                 22,690,504
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $367,815,573(a))                                           $337,101,750
                                                                   ============

---------------
(a) Cost for Federal income tax purposes is $369,766,219. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $ 18,305,946
      Gross unrealized depreciation                                 (50,970,415)
                                                                   ------------
                                                                   $(32,664,469)
                                                                   ============
(b) Non-income producing security.
(c) Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                       SMALL CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $367,815,573) ............................................          $337,101,750
   Collateral received for securities loaned ...........................................            45,269,002
   Dividends receivable ................................................................                10,939
   Interest receivable .................................................................                15,672
   Investments sold receivable .........................................................             3,363,052
   Capital shares sold receivable ......................................................               585,263
   Prepaid expenses ....................................................................                40,999
                                                                                                  ------------
          TOTAL ASSETS .................................................................           386,386,677
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ............................................            45,269,002
   Investments purchased payable .......................................................             2,635,938
   Capital shares redeemed payable .....................................................             4,990,430
   Advisory fees payable ...............................................................                88,953
   Administrative fees payable .........................................................                66,179
   Transfer agent fees payable .........................................................                54,209
   Other accrued expenses payable ......................................................               158,178
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................            53,262,889
                                                                                                  ------------

NET ASSETS (Applicable to 19,661,729 Institutional shares, 3,345,664
   Service shares, 11,277,958 Investor A shares, 2,793,529 Investor B shares and
   1,228,948 Investor C shares outstanding) ............................................          $333,123,788
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($176,858,386 / 19,661,729) .................................                 $9.00
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($29,022,647 / 3,345,664) .........................................                 $8.67
                                                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($95,620,101 / 11,277,958) .....................................                 $8.48
                                                                                                         =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.48 / 0.955) .....................................................................                 $8.88
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($21,957,517 / 2,793,529) ......................................                 $7.86
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($9,665,137 / 1,228,948) .......................................                 $7.86
                                                                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                          U.S. OPPORTUNITIES PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS -- 72.0%
AEROSPACE -- 0.2%
  MTC Technologies, Inc.(b)                             12,000     $    259,800
                                                                   ------------
AIR TRANSPORTATION -- 0.2%
  Mesa Air Group, Inc.(b)                               57,800          210,970
                                                                   ------------
BANKS -- 3.1%
  BankUnited Financial Corp.(b)                         72,644        1,158,672
  First Republic Bank(b)                                35,000          761,250
  Prosperity Bancshares, Inc.                           25,000          425,750
  Sterling Bancshares, Inc.                             75,000          980,250
                                                                   ------------
                                                                      3,325,922
                                                                   ------------
BROADCASTING-- 1.0%
  Saga Communications, Inc. -
    Class A(b)                                          56,250        1,040,625
                                                                   ------------
BUSINESS SERVICES -- 4.4%
  APAC Customer Services, Inc.(b)                      225,000          654,750
  CDI Corp.(b)                                          40,000        1,046,000
  FTI Consulting, Inc.(b)                               22,200          882,672
  G & K Services, Inc.                                   8,000          270,800
  Heidrick & Struggles International,
    Inc.(b)                                             30,300          460,257
  Labor Ready, Inc.(b)                                 134,600          850,672
  StarTek, Inc.(b)                                      22,000          484,220
                                                                   ------------
                                                                      4,649,371
                                                                   ------------
CHEMICALS -- 0.9%
  Georgia Gulf Corp.                                    40,300          921,661
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 1.7%
  Dynamics Research Corp.(b)                            25,000          364,500
  SanDisk Corp.(b)                                     106,700        1,398,837
                                                                   ------------
                                                                      1,763,337
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 7.1%
  Borland Software Corp.(b)                            112,400          875,596
  Computer Programs and Systems,
    Inc.(b)                                             18,600          397,668
  PEC Solutions, Inc.(b)                                61,800        1,375,668
  Pinnacle Systems, Inc.(b)                             66,800          721,440
  ScanSoft, Inc.(b)                                    237,300          783,090
  Verint Systems, Inc.(b)                               32,600          281,305
  Verity, Inc.(b)                                       75,000          746,250
  Virage Logic Corp.(b)                                 80,700          761,001
  VitalWorks, Inc.(b)                                  220,300        1,601,581
                                                                   ------------
                                                                      7,543,599
                                                                   ------------
CONSTRUCTION -- 1.4%
  Genlyte Group, Inc.(b)                                15,200          538,840
  M/I Schottenstein Homes, Inc.                         30,000          945,000
                                                                   ------------
                                                                      1,483,840
                                                                   ------------
ELECTRONICS -- 0.6%
  American Science and Engineering,
    Inc.(b)                                             65,700          628,092
                                                                   ------------
ENERGY & UTILITIES -- 1.4%
  Headwaters, Inc.(b)                                  104,900        1,449,718
                                                                   ------------
FINANCE -- 2.0%
  American Home Mortgage Holdings, Inc.                 75,000          827,250
  Federal Agricultural Mortgage Corp.(b)                45,000        1,327,950
                                                                   ------------
                                                                      2,155,200
                                                                   ------------
FOOD & AGRICULTURE -- 0.6%
  J & J Snack Foods Corp.(b)                            16,000          589,600
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ------------
FURNITURE -- 0.3%
  Interface, Inc. - Class A                             93,000     $    368,280
                                                                   ------------
INSURANCE -- 3.2%
  Hub International Ltd.                               125,000        1,975,000
  Scottish Annuity & Life Holdings Ltd.                 80,900        1,379,345
                                                                   ------------
                                                                      3,354,345
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 1.0%
  Regal-Beloit Corp.                                    13,100          224,141
  Tecumseh Products Co. - Class A                       19,000          797,240
                                                                   ------------
                                                                      1,021,381
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 7.4%
  Cross Country, Inc.(b)                                34,800          487,200
  DIANON Systems, Inc.(b)                               15,100          714,381
  Exact Sciences Corp.(b)                               88,500        1,183,245
  Immucor, Inc.(b)                                      23,700          385,125
  Inveresk Research Group, Inc.(b)                      62,400        1,179,360
  Inverness Medical Innovations, Inc.(b)                48,300          458,367
  LabOne, Inc.(b)                                       31,200          504,192
  Martek Biosciences Corp.(b)                           39,700          650,286
  Myriad Genetics, Inc.(b)                              50,500          799,920
  Serologicals Corp.(b)                                 30,000          401,700
  United Surgical Partners International,
    Inc.(b)                                             20,400          449,412
  VIVUS, Inc.(b)                                       144,900          625,968
                                                                   ------------
                                                                      7,839,156
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES-- 2.1%
  Advanced Neuromodulation Systems,
    Inc.(b)                                             20,000          665,600
  Bioject Medical Technologies, Inc. -
    Warrants(b)(c)
    (expiring 05/22/06)                                 15,000              150
  Biosite, Inc.(b)                                       7,900          229,021
  Conceptus, Inc.(b)                                    45,000          688,500
  D & K Healthcare Resources, Inc.                      26,500          237,175
  Thoratec Corp.(b)                                     55,000          431,200
                                                                   ------------
                                                                      2,251,646
                                                                   ------------
METALS & MINING -- 0.6%
  Commonwealth Industries, Inc.                        130,400          684,600
                                                                   ------------
OIL & GAS-- 3.6%
  Remington Oil & Gas Corp. -
    Class B(b)                                          50,000          705,000
  TETRA Technologies, Inc.(b)                           50,000        1,007,500
  Unit Corp.(b)                                         79,600        1,524,340
  Willbros Group, Inc.(b)                               54,300          563,634
                                                                   ------------
                                                                      3,800,474
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.0%
  Pope & Talbot, Inc.                                   34,900          448,465
  Rock-Tenn Co. - Class A                               42,900          661,518
                                                                   ------------
                                                                      1,109,983
                                                                   ------------
PHARMACEUTICALS -- 8.4%
  aaiPharma, Inc.(b)                                    35,900          430,477
  Alexion Pharmaceuticals, Inc.(b)                      75,000          869,250
  Cell Genesys, Inc.(b)                                 57,000          686,850
  CuraGen Corp.(b)                                     111,100          468,842
  CV Therapeutics, Inc.(b)                              24,100          503,931
  Hollis-Eden Pharmaceuticals, Inc. -
    Warrants(b)(c)
    (expiring 12/11/03)                                 36,667              367

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
  Isis Pharmaceuticals, Inc.(b)                        112,200     $  1,106,292
  Medicines Co.(b)                                      84,000          922,152
  Pain Therapeutics, Inc.(b)                           121,900          483,943
  Penwest Pharmaceuticals Co.(b)                        52,800          439,824
  Telik, Inc.(b)                                       137,000        1,696,060
  Tularik, Inc.(b)                                      48,000          328,800
  Versicor, Inc.(b)                                    110,300          939,756
                                                                   ------------
                                                                      8,876,544
                                                                   ------------
PHOTOGRAPHIC EQUIPMENT -- 0.2%
  Concord Camera Corp.(b)                               35,300          164,498
                                                                   ------------
PLASTICS -- 0.5%
  Spartech Corp.                                        22,800          482,448
                                                                   ------------
REAL ESTATE -- 1.7%
  Meritage Corp.(b)                                     50,000        1,772,500
                                                                   ------------
RESTAURANTS -- 0.5%
  O'Charley's, Inc.(b)                                  30,000          562,230
                                                                   ------------
RETAIL MERCHANDISING -- 9.7%
  Brown Shoe Co., Inc.                                  40,000          716,000
  Central Garden & Pet Co.(b)                           40,000          684,400
  Chattem, Inc.(b)                                      21,000          857,430
  CSK Auto Corp.(b)                                     58,100          725,088
  J. Jill Group, Inc.(b)                                13,000          226,460
  Jo-Ann Stores, Inc. - Class A(b)                      13,000          364,520
  Jo-Ann Stores, Inc. - Class B(b)                      30,000          696,000
  Mothers Work, Inc.(b)                                 33,000        1,254,990
  Movie Gallery, Inc.(b)                                75,000        1,125,750
  Nautica Enterprises, Inc.(b)                          60,000          624,000
  Nu Skin Enterprises, Inc.                             63,700          777,140
  ShopKo Stores, Inc.(b)                                38,000          496,280
  Stephen Madden Ltd.(b)                                27,900          401,760
  Urban Outfitters, Inc.(b)                             55,000        1,335,950
                                                                   ------------
                                                                     10,285,768
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 3.7%
  August Technology Corp.(b)                           150,000          675,000
  Brooks-PRI Automation, Inc.(b)                        32,000          366,400
  Cohu, Inc.                                            39,000          440,700
  Genus, Inc.(b)                                        96,800          117,128
  Monolithic System Technology, Inc.(b)                 70,000          700,000
  Mykrolis Corp.(b)                                     32,500          199,875
  Skyworks Solutions, Inc.(b)                          158,000          715,740
  Standard Microsystems Corp.(b)                        47,100          719,735
                                                                   ------------
                                                                      3,934,578
                                                                   ------------
TELECOMMUNICATIONS -- 1.0%
  EMS Technologies, Inc.(b)                             76,400          783,864
  Finisar Corp.(b)                                     431,800          297,942
                                                                   ------------
                                                                      1,081,806
                                                                   ------------
TRANSPORTATION -- 2.5%
  Covenant Transport, Inc. - Class A(b)                 15,000          262,500
  Grupo TMM SA de CV - ADR(b)                          100,000          611,000
  Offshore Logistics, Inc.(b)                           46,800          840,528
  Pacer International, Inc.(b)                          10,000          113,500
  Trinity Industries, Inc.                              38,500          633,710
  U.S. Xpress Enterprises, Inc.(b)                      20,000          195,600
                                                                   ------------
                                                                      2,656,838
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $89,371,883)                                                 76,268,810
                                                                   ------------

                                                    PAR/SHARES
                                        MATURITY       (000)          VALUE
                                        --------    ----------     ------------
SHORT TERM INVESTMENTS -- 27.9%
  Federal Home Loan Bank
    Discount Notes
    1.85%                               10/01/02       $24,500     $ 24,500,000
  Galileo Money Market Fund                              5,092        5,092,428
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $29,592,428)                                                 29,592,428
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $118,964,311(a))                                 99.9%      105,861,238

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                          0.1%          124,421
                                                        ------     ------------
NET ASSETS (Applicable to 832,146
  Institutional shares, 37,467 Service
  shares, 2,243,609 Investor A shares,
  3,536,887 Investor B shares and
  1,776,217 Investor C shares
  outstanding)                                          100.0%     $105,985,659
                                                        ======     ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($10,867,038 / 832,146)                                                $13.06
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($482,509 / 37,467)                                                    $12.88
                                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($28,733,085 / 2,243,609)                                              $12.81
                                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($12.81 / 0.950)                                                       $13.48
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($43,883,295 / 3,536,887)                                              $12.41
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($22,019,732 / 1,776,217)                                              $12.40
                                                                         ======

-----------------
(a) Cost for Federal income tax purposes is $119,485,353. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $  3,319,311
      Gross unrealized depreciation                                 (16,943,426)
                                                                   ------------
                                                                   $(13,624,115)
                                                                   ============
(b) Non-income producing security.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
               GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     -----------
COMMON STOCKS -- 96.7%
CANADA -- 0.9%
  Biovail Corp.(b)                                       9,200     $   227,148
                                                                   -----------
FINLAND -- 3.0%
  Nokia Corp. - ADR                                     60,200         797,650
                                                                   -----------
FRANCE -- 1.6%
  Wavecom SA - ADR(b)                                   13,600         433,568
                                                                   -----------
INDIA -- 1.5%
  Infosys Technologies Ltd. - ADR                        7,600         411,920
                                                                   -----------
ISRAEL -- 1.4%
  Taro Pharmaceutical Industries Ltd.(b)                11,300         381,375
                                                                   -----------
JAPAN -- 4.5%
  Brother Industries Ltd.                               60,000         424,840
  Citizen Electronics Co. Ltd.                           6,000         428,783
  SEGA Corp.(b)                                         18,000         336,372
                                                                   -----------
                                                                     1,189,995
                                                                   -----------
SOUTH KOREA -- 12.7%
  Samsung Electronics Co.                                6,300       1,531,704
  Seoul Semiconductor Co. Ltd.                          56,100         630,568
  SK Telecom Co. Ltd.                                   33,400         709,082
  Testech, Inc.                                        107,000         188,247
  You Eal Electronics Co. Ltd.                          21,000         346,365
                                                                   -----------
                                                                     3,405,966
                                                                   -----------
TAIWAN -- 8.8%
  Asustek Computer, Inc.                               120,000         282,191
  Benq Corp.                                           311,808         393,449
  Lite-On Technology Corp.                             278,220         338,300
  Phoenix Precision Technology Corp.(b)                600,000         209,062
  Siliconware Precision Industries Co. -
    ADR(b)                                             118,900         297,250
  United Microelectronics Corp. - ADR(b)               233,105         822,861
                                                                   -----------
                                                                     2,343,113
                                                                   -----------
UNITED KINGDOM-- 1.0%
  Shire Pharmaceuticals Group PLC -
    ADR(b)                                              11,300         279,901
                                                                   -----------
UNITED STATES -- 61.3%
BUSINESS SERVICES -- 0.2%
  Expedia, Inc. - Warrants(b)
    (expiring 02/04/09)                                  2,035          41,310
                                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 1.0%
  Apple Computer, Inc.(b)                               18,100         262,450
                                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 11.9%
  BEA Systems, Inc.(b)                                  72,500         375,550
  Borland Software Corp.(b)                             32,300         251,617
  Intuit, Inc.(b)                                       10,700         487,171
  JDA Software Group, Inc.(b)                           15,700         109,743
  Oracle Corp.(b)                                       54,100         425,226
  Pinnacle Systems, Inc.(b)                             18,600         200,880
  ScanSoft, Inc.(b)                                     90,700         299,310
  Siebel Systems, Inc.(b)                               54,100         311,075
  Symantec Corp.(b)                                     12,600         424,242
  THQ, Inc.(b)                                          14,700         305,760
                                                                   -----------
                                                                     3,190,574
                                                                   -----------
ELECTRONICS -- 0.8%
  Intel Corp.                                           16,300         226,407
                                                                   -----------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     -----------
MEDICAL & MEDICAL SERVICES -- 7.9%
  ALARIS Medical, Inc.(b)                               23,300     $   111,141
  Genzyme Corp.(b)                                       6,600         136,026
  Gilead Sciences, Inc.(b)                               7,200         241,416
  Inveresk Research Group, Inc.(b)                      16,300         308,070
  Kyphon, Inc.(b)                                       10,500         138,600
  Laboratory Corp. of America Holdings(b)                7,700         260,106
  Myriad Genetics, Inc.(b)                              12,500         198,000
  Protein Design Labs, Inc.(b)                          24,800         205,840
  SangStat Medical Corp.(b)                              8,800         183,568
  Scios, Inc.(b)                                        13,300         338,485
                                                                   -----------
                                                                     2,121,252
                                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 4.7%
  Alcon, Inc.(b)                                         4,200         162,750
  Bio-Rad Laboratories, Inc.(b)                          4,800         180,768
  Biosite, Inc.(b)                                       2,000          57,980
  Boston Scientific Corp.(b)                             7,100         224,076
  Fisher Scientific International, Inc.(b)              10,100         306,535
  Varian Medical Systems, Inc.(b)                        4,100         176,259
  Wright Medical Group, Inc.(b)                          8,500         161,755
                                                                   -----------
                                                                     1,270,123
                                                                   -----------
PHARMACEUTICALS -- 21.4%
  aaiPharma, Inc.(b)                                    15,700         188,259
  Abgenix, Inc.(b)                                      37,000         240,130
  Amylin Pharmaceuticals, Inc.(b)                       20,800         345,696
  Andrx Group(b)                                         6,700         148,405
  Celgene Corp.(b)                                      18,200         306,488
  Cephalon, Inc.(b)                                      7,200         293,904
  CuraGen Corp.(b)                                      17,500          73,850
  CV Therapeutics, Inc.(b)                              16,400         342,924
  Enzon, Inc.(b)                                        10,700         205,868
  Hollis-Eden Pharmaceuticals, Inc. -
    Warrants(b)(c)
    (expiring 12/11/03)                                 10,000             100
  IDEC Pharmaceuticals Corp.(b)                          7,900         328,008
  InterMune, Inc.(b)                                     5,000         164,100
  King Pharmaceuticals, Inc.(b)                          8,300         150,811
  Medicis Pharmaceutical Corp. -
    Class A(b)                                           5,600         228,872
  MedImmune, Inc.(b)                                    19,800         413,226
  Neurocrine Biosciences, Inc.(b)                        5,900         241,900
  Pharmaceutical Resources, Inc.(b)                      7,600         212,648
  Regeneron Pharmaceuticals, Inc.(b)                    10,800         145,800
  Telik, Inc.(b)                                        36,500         451,870
  Transkaryotic Therapies, Inc.(b)                      14,400         469,699
  Trimeris, Inc.(b)                                      6,600         293,172
  Versicor, Inc.(b)                                     37,100         316,092
  Vertex Pharmaceuticals, Inc.(b)                        8,400         155,316
                                                                   -----------
                                                                     5,717,138
                                                                   -----------
SEMICONDUCTORS & RELATED DEVICES -- 10.7%
  ATMI, Inc.(b)                                          9,100         128,310
  Cymer, Inc.(b)                                        14,900         277,736
  Entegris, Inc.(b)                                     28,100         218,337
  LTX Corp.(b)                                          13,200          60,192
  Marvell Technology Group Ltd.(b)                      16,900         267,865
  Microchip Technology, Inc.(b)                         20,300         415,135
  Micron Technology, Inc.(b)                            19,200         237,504
  MKS Instruments, Inc.(b)                              15,000         163,800
  National Semiconductor Corp.(b)                       21,100         251,934
  Novellus Systems, Inc.(b)                             16,400         341,284
  Skyworks Solutions, Inc.(b)                           59,000         267,270
  Texas Instruments, Inc.                               16,100         237,797
                                                                   -----------
                                                                     2,867,164
                                                                   -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
         GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     -----------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 2.7%
  Finisar Corp.(b)                                     107,500     $    74,175
  Motorola, Inc.                                        29,000         295,220
  QUALCOMM, Inc.(b)                                     12,300         339,726
                                                                   -----------
                                                                       709,121
                                                                   -----------
                                                                    16,405,539
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $32,064,708)                                                25,876,175
                                                                   -----------
SHORT TERM INVESTMENTS -- 3.3%
  Galileo Money Market Fund
  (Cost $880,887)                                      880,887         880,887
                                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $32,945,595(a))                                            $26,757,062
                                                                   ===========
------------
(a) Cost for Federal income tax purposes is $33,427,284. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $   964,880
      Gross unrealized depreciation                                 (7,635,102)
                                                                   -----------
                                                                   $(6,670,222)
                                                                   ===========
(b) Non-income producing security.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $32,945,595) .............................................          $26,757,062
   Cash denominated in foreign currencies (Cost $984,501) ..............................              981,856
   Dividends receivable ................................................................                3,043
   Interest receivable .................................................................                  722
   Investments sold receivable .........................................................              396,321
   Capital shares sold receivable ......................................................                8,174
   Prepaid expenses ....................................................................               27,590
                                                                                                  -----------
          TOTAL ASSETS .................................................................           28,174,768
                                                                                                  -----------

LIABILITIES
   Investments purchased payable .......................................................              419,750
   Capital shares redeemed payable .....................................................              187,989
   Advisory fees payable ...............................................................               16,389
   Administrative fees payable .........................................................                5,622
   Transfer agent fees payable .........................................................                6,465
   Other accrued expenses payable ......................................................               65,250
                                                                                                  -----------
          TOTAL LIABILITIES ............................................................              701,465
                                                                                                  -----------

NET ASSETS (Applicable to 663,372 Institutional shares, 8,497
   Service shares, 2,561,014 Investor A shares, 3,706,254 Investor B shares and
   861,623 Investor C shares outstanding) ..............................................          $27,473,303
                                                                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($2,384,712 / 663,372) ......................................                $3.59
                                                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($30,356 / 8,497) .................................................                $3.57
                                                                                                        =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($9,103,990 / 2,561,014) .......................................                $3.55
                                                                                                        =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($3.55 / 0.950) .....................................................................                $3.74
                                                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($12,943,868 / 3,706,254) ......................................                $3.49
                                                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,010,377 / 861,623) .........................................                $3.49
                                                                                                        =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            EUROPEAN EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     ----------
COMMON STOCKS -- 99.3%
DENMARK -- 4.3%
  Carlsberg A/S - Class B                                4,035     $  209,385
  ISS A/S(b)                                             4,130        124,468
                                                                   ----------
                                                                      333,853
                                                                   ----------
FRANCE -- 13.1%
  Carrefour SA                                           6,597        264,691
  Compagnie de Saint-Gobain                              5,116        112,949
  Credit Agricole SA                                     7,485        115,098
  Essilor International SA                               6,694        271,494
  LVMH Moet Hennessy Louis Vuitton SA                    3,206        116,911
  Valeo SA                                               4,602        132,026
                                                                   ----------
                                                                    1,013,169
                                                                   ----------
GERMANY -- 9.6%
  Bayer AG                                               6,254        107,850
  Deutsche Bank AG                                       4,883        222,220
  E.On AG                                                5,010        236,664
  Infineon Technologies AG(b)                            7,620         42,246
  Muenchener Rueckversicherungs AG                       1,235        130,214
                                                                   ----------
                                                                      739,194
                                                                   ----------
IRELAND -- 2.3%
  Bank of Ireland                                       18,460        179,694
                                                                   ----------
NETHERLANDS -- 18.1%
  Akzo Nobel NV                                          4,677        150,679
  ING Groep NV                                           6,853         94,882
  Koninklijke KPN NV(b)                                 49,204        255,286
  Koninklijke Philips Electronics NV                     7,558        109,797
  Reed Elsevier NV                                      22,965        274,384
  Royal Dutch Petroleum NV                               8,634        348,554
  TNT Post Group NV                                     10,018        167,909
                                                                   ----------
                                                                    1,401,491
                                                                   ----------
SPAIN -- 6.2%
  Banco Bilbao Vizcaya Argentaria SA                    21,529        160,847
  Iberdrola SA                                          11,375        147,262
  Telefonica SA(b)                                      22,453        167,306
                                                                   ----------
                                                                      475,415
                                                                   ----------
SWEDEN -- 6.3%
  Assa Abloy AB - Class B                               15,848        153,823
  Atlas Copco AB                                         8,645        144,045
  Securitas AB - Class B                                15,428        191,343
                                                                   ----------
                                                                      489,211
                                                                   ----------
SWITZERLAND -- 12.1%
  Adecco SA                                              3,652        123,574
  Novartis AG                                            5,052        199,752
  Roche Holding AG                                       3,198        216,316
  Syngenta AG                                            3,659        199,688
  UBS AG(b)                                              4,612        191,903
                                                                   ----------
                                                                      931,233
                                                                   ----------
UNITED KINGDOM -- 27.3%
  BAE Systems PLC                                       42,838        129,346
  BP PLC                                                73,219        489,370
  British Sky Broadcasting Group PLC(b)                 16,467        132,719
  BT Group PLC                                          60,685        156,990


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     ----------
UNITED KINGDOM (CONTINUED)
  GlaxoSmithKline PLC                                   17,380     $  336,186
  Legal & General Group PLC                             77,225        105,051
  Legal & General Group PLC - Rights(b)                 20,079          8,683
  Lloyds TSB Group PLC                                  21,842        161,270
  Standard Chartered PLC                                 2,814         28,986
  Unilever PLC                                          28,617        259,672
  Vodafone Group PLC                                   238,557        305,755
                                                                   ----------
                                                                    2,114,028
                                                                   ----------
TOTAL COMMON STOCKS
  (Cost $9,982,653)                                                 7,677,288
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $9,982,653(a))                                   99.3%      7,677,288

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                             0.7%         53,516
                                                        ------     ----------
NET ASSETS (Applicable to 945,477
  Institutional shares, 10 Service shares,
  99,351 Investor A shares, 259,813
  Investor B shares and 101,888
  Investor C shares outstanding)                        100.0%     $7,730,804
                                                        ======     ==========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL AND
  SERVICE SHARE
  ($5,211,647 / 945,487)                                                $5.51
                                                                        =====
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($546,875 / 99,351)                                                   $5.50
                                                                        =====
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($5.50 / 0.950)                                                       $5.79
                                                                        =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,416,467 / 259,813)                                                $5.45
                                                                        =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($555,815 / 101,888)                                                  $5.46
                                                                        =====

------------------
(a) Cost for Federal income tax purposes is $10,175,943. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                               $   266,159
      Gross unrealized depreciation                                (2,764,814)
                                                                  -----------
                                                                  $(2,498,655)
                                                                  ===========
(b) Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         INTERNATIONAL EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES        VALUE
                                                     ---------     -----------
COMMON STOCKS -- 97.3%
DENMARK -- 2.8%
  Carlsberg A/S - Class B                              110,930     $  5,756,410
  ISS A/S(b)                                            91,243        2,749,830
                                                                   ------------
                                                                      8,506,240
                                                                   ------------
FRANCE -- 15.2%
  Aventis SA                                           126,731        6,637,819
  Carrefour SA(c)                                      225,100        9,031,673
  Compagnie de Saint-Gobain                            178,274        3,935,844
  Credit Agricole SA(c)                                366,802        5,640,375
  Essilor International SA                             203,176        8,240,365
  Total Fina SA                                         71,387        9,397,018
  Valeo SA                                             141,282        4,053,224
                                                                   ------------
                                                                     46,936,318
                                                                   ------------
GERMANY -- 5.3%
  Deutsche Bank AG                                     122,762        5,586,764
  E.On AG                                               84,302        3,982,286
  Infineon Technologies AG(b)                          441,600        2,448,266
  Muenchener Rueckversicherungs AG                      40,880        4,310,238
                                                                   ------------
                                                                     16,327,554
                                                                   ------------
GREECE -- 0.1%
  Greek Organization of Football
    Prognostics                                         21,597          206,602
                                                                   ------------
JAPAN -- 20.7%
  Amada Co. Ltd.                                       916,000        3,461,146
  Autobacs Seven Co. Ltd.                              141,000        3,764,168
  Ito-Yokado Co. Ltd.                                  166,000        6,517,823
  Kyocera Corp.                                         92,500        6,192,498
  Mitsubishi Corp.(c)                                1,157,000        7,774,155
  Mitsubishi Estate Co. Ltd.(c)                        557,000        4,451,789
  Nippon Telegraph and Telephone Corp.                   1,751        5,825,158
  Nomura Holdings, Inc.                                474,000        6,229,668
  Sekisui House Ltd.(c)                                782,000        5,838,983
  Takeda Chemical Industries Ltd.                      204,000        8,227,696
  Tokyo Gas Co. Ltd.                                 1,857,000        5,430,358
                                                                   ------------
                                                                     63,713,442
                                                                   ------------
NETHERLANDS -- 10.0%
  ING Groep NV                                         404,071        5,594,516
  Koninklijke KPN NV(b)                              1,759,321        9,127,905
  Reed Elsevier NV                                     865,851       10,345,134
  TNT Post Group NV                                    347,877        5,830,667
                                                                   ------------
                                                                     30,898,222
                                                                   ------------
SINGAPORE -- 2.5%
  DBS Group Holdings Ltd.                            1,211,842        7,636,915
                                                                   ------------
SOUTH AFRICA -- 1.6%
  Gold Fields Ltd.                                     379,136        4,891,750
                                                                   ------------
SOUTH KOREA -- 1.8%
  Shinsegae Co. Ltd.                                    36,037        5,430,132
                                                                   ------------
SPAIN -- 3.3%
  Iberdrola SA                                         319,616        4,137,771
  Telefonica SA(b)                                     798,121        5,947,122
                                                                   ------------
                                                                     10,084,893
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------     -----------
SWEDEN -- 4.4%
  Assa Abloy AB - Class B                              675,435     $  6,555,874
  Securitas AB - Class B                               570,815        7,079,422
                                                                   ------------
                                                                     13,635,296
                                                                   ------------
SWITZERLAND -- 9.1%
  Adecco SA                                            105,210        3,560,038
  Roche Holding AG                                     156,466       10,583,509
  Syngenta AG                                          119,418        6,517,158
  UBS AG(b)                                            173,236        7,208,269
                                                                   ------------
                                                                     27,868,974
                                                                   ------------
THAILAND-- 1.3%
  Bangkok Bank Public Co. Ltd.
    (Foreign Shares)(b)                              3,328,650        4,078,095
                                                                   ------------
UNITED KINGDOM -- 19.2%
  BAE Systems PLC                                    1,271,538        3,839,328
  BP PLC                                             1,960,038       13,100,204
  British Sky Broadcasting Group
    PLC(b)                                             775,659        6,251,573
  GlaxoSmithKline PLC                                  487,808        9,435,798
  Legal & General Group PLC                          2,216,571        3,015,244
  Legal & General Group PLC -
    Rights(b)                                          576,308          249,237
  Lloyds TSB Group PLC                                 729,095        5,383,247
  MMO2 PLC(b)                                        6,493,093        4,084,475
  Scottish Power PLC                                   937,926        5,085,076
  Unilever PLC                                         949,443        8,615,279
                                                                   ------------
                                                                     59,059,461
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $338,767,426)                                               299,273,894
                                                                   ------------

                                                        PAR
                                        MATURITY       (000)
                                        --------     ---------
SHORT TERM INVESTMENTS -- 2.7%
  Student Loan Marketing Association
    Discount Notes
    1.85%
  (Cost $8,300,000)                     10/01/02        $8,300        8,300,000
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $347,067,426(a))                                           $307,573,894
                                                                   ============

------------------
(a) Cost for Federal income tax purposes is $358,836,736. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $ 16,229,818
      Gross unrealized depreciation                                 (67,492,660)
                                                                   ------------
                                                                   $(51,262,842)
                                                                   ============
(b) Non-income producing security.
(c) Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                        INTERNATIONAL EQUITY PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $347,067,426) ............................................          $307,573,894
   Cash denominated in foreign currencies (Cost $1,101,632) ............................             1,121,984
   Cash ................................................................................                77,114
   Collateral received for securities loaned ...........................................            13,319,200
   Dividends receivable ................................................................             2,013,863
   Interest receivable .................................................................                 4,423
   Investments sold receivable .........................................................             1,266,081
   Capital shares sold receivable ......................................................               577,149
   Prepaid expenses ....................................................................                39,707
                                                                                                  ------------
          TOTAL ASSETS .................................................................           325,993,415
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ............................................            13,319,200
   Investments purchased payable .......................................................             1,584,153
   Capital shares redeemed payable .....................................................               304,614
   Advisory fees payable ...............................................................               143,375
   Administrative fees payable .........................................................                62,042
   Transfer agent fees payable .........................................................                22,972
   Other accrued expenses payable ......................................................               146,670
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................            15,583,026
                                                                                                  ------------

NET ASSETS (Applicable to 32,557,016 Institutional shares,
   9,004,485 Service shares, 2,357,060 Investor A shares, 418,106 Investor B shares and
   205,515 Investor C shares outstanding) ..............................................          $310,410,389
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($228,086,693 / 32,557,016) .................................                 $7.01
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($62,148,753 / 9,004,485) .........................................                 $6.90
                                                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($16,087,772 / 2,357,060) ......................................                 $6.83
                                                                                                         =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($6.83 / 0.950) .....................................................................                 $7.19
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($2,742,727 / 418,106) .........................................                 $6.56
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,344,444 / 205,515) .........................................                 $6.54
                                                                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES         VALUE
                                                     ---------     ------------
COMMON STOCKS -- 91.1%
AUSTRALIA -- 1.1%
  Wesfarmers Ltd.                                       90,000     $  1,322,773
                                                                   ------------
BELGIUM -- 2.0%
  Omega Pharma SA                                       63,000        2,552,026
                                                                   ------------
BRAZIL -- 1.1%
  Gerdau SA                                          85,000,000         585,075
  Votorantim Celulose e Papel SA                     29,600,000         843,350
                                                                   ------------
                                                                      1,428,425
                                                                   ------------
CANADA -- 2.7%
  Magna International, Inc.                             26,000        1,465,880
  Molson, Inc. - Class A                                74,900        1,463,795
  Tembec, Inc.(b)                                       80,000          491,735
                                                                   ------------
                                                                      3,421,410
                                                                   ------------
DENMARK -- 1.3%
  Group 4 Falck A/S                                     68,000        1,646,715
                                                                   ------------
FRANCE -- 2.3%
  Air France                                            73,000          526,638
  Publicis Groupe SA                                    55,000        1,038,157
  Societe Television Francaise 1 SA                     21,000          445,987
  Technip - Coflexip SA                                  6,346          417,050
  Wavecom SA(b)                                         15,000          485,478
                                                                   ------------
                                                                      2,913,310
                                                                   ------------
GERMANY -- 2.4%
  AMB Aachener & Muenchener
    Beteiligungs AG                                     15,200          748,065
  Business Objects SA - ADR(b)                          40,000          424,800
  Gehe AG                                               17,500          719,446
  MAN AG                                                20,000          263,665
  Salzgitter AG                                        111,000          817,233
                                                                   ------------
                                                                      2,973,209
                                                                   ------------
HONG KONG -- 5.7%
  Aluminum Corp. of China Ltd.                       3,600,000          355,405
  Beijing Datang Power Generation Co.
    Ltd. - Class H                                   1,452,000          544,531
  China Merchants Holdings International
    Co. Ltd.                                           520,000          366,687
  China Southern Airlines Co. Ltd. -
    Class H                                          5,960,000        1,482,443
  Clear Media Ltd.(b)                                  390,000          237,513
  Esprit Holdings Ltd.                                 349,200          537,261
  Hong Kong Exchanges & Clearing Ltd.                  690,000          831,585
  Li & Fung Ltd.                                     1,025,000          972,491
  Shangri-La Asia Ltd.                                 552,000          318,480
  Television Broadcasts Ltd.                           150,000          461,564
  Texwinca Holdings Ltd.                               904,900          609,102
  Yue Yuen Industrial Holdings Ltd.                    166,700          484,098
                                                                   ------------
                                                                      7,201,160
                                                                   ------------
INDIA -- 1.4%
  Bharat Heavy Electricals Ltd.                        125,000          412,745
  ICICI Bank Ltd.                                      200,000          579,731
  Ranbaxy Laboratories Ltd.                             43,000          814,909
                                                                   ------------
                                                                      1,807,385
                                                                   ------------


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------     ------------
IRELAND -- 0.7%
  Anglo Irish Bank Corp. PLC                           150,000     $    896,837
                                                                   ------------
ISRAEL -- 1.0%
  Taro Pharmaceutical Industries
    Ltd.(b)(c)                                          35,600        1,201,500
                                                                   ------------
ITALY -- 5.0%
  Autostrade - Concessioni e Costruzioni
    Autostrade SpA                                     625,000        4,836,247
  Merloni Elettrodomestici SpA                          41,500          416,275
  Saipem SpA                                           195,000        1,054,117
                                                                   ------------
                                                                      6,306,639
                                                                   ------------
JAPAN -- 16.2%
  Bandai Co. Ltd.                                       22,500          879,743
  Banyu Pharmaceutical Co. Ltd.                         50,000          527,764
  Credit Saison Co. Ltd.                                40,000          878,922
  Dainippon Pharmaceutical Co. Ltd.                     70,000          657,220
  Don Quijote Co. Ltd.                                   6,000          606,210
  Hisamitsu Pharmaceutical Co., Inc.                   200,000        2,465,910
  Hoya Corp.                                            10,000          620,174
  Ibiden Co. Ltd.                                       80,000          993,593
  Isetan Co. Ltd.                                      140,000        1,336,290
  JGC Corp.                                            150,000          862,493
  Nidec Corp.                                            8,000          410,711
  Nippon Unipac Holding                                    160          805,651
  Nitto Denko Corp.                                     45,000        1,142,188
  NSK Ltd.                                             210,000          683,095
  Obic Co. Ltd.                                          4,500          783,637
  Oji Paper Co. Ltd.                                   130,000          614,013
  Promise Co. Ltd.                                      18,000          693,445
  Shinko Electric Industries Co. Ltd.                   50,000          817,315
  The Bank of Yokohama Ltd.                            200,000          867,422
  The Daimaru, Inc.                                    150,000          706,013
  Trans Cosmos, Inc.                                    35,000          592,246
  Trend Micro, Inc. - ADR(b)                            40,000        1,051,421
  Yamada Denki Co. Ltd.                                 51,000        1,272,137
                                                                   ------------
                                                                     20,267,613
                                                                   ------------
MALAYSIA -- 0.3%
  Resorts World Berhad                                 150,000          355,262
                                                                   ------------
NETHERLANDS -- 3.6%
  ASM International NV(b)                               50,000          434,830
  DSM NV                                                36,200        1,481,070
  IHC Caland NV                                          5,500          250,027
  Koninklijke KPN NV(b)                                140,000          726,364
  Koninklijke Luchvaart Maatschappij NV                 70,200          565,407
  Libertel NV(b)                                        75,000          600,362
  Quanta Computer, Inc.                                219,938          419,439
                                                                   ------------
                                                                      4,477,499
                                                                   ------------
NORWAY -- 0.5%
  Tandberg ASA(b)                                       65,000          635,893
                                                                   ------------
PORTUGAL -- 1.8%
  Brisa Auto Estradas de Portugal SA                   450,000        2,223,562
                                                                   ------------
SINGAPORE -- 0.7%
  DBS Group Holdings Ltd.                              130,000          819,248
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES         VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
SOUTH KOREA -- 6.9%
  Cheil Communications, Inc.                             6,000     $    503,360
  Chohung Bank(b)                                      150,000          591,936
  CJ39 Shopping Corp.                                    9,479          433,899
  Daelim Industrial Co. Ltd.                            40,000          465,893
  Hana Bank                                            112,800        1,552,694
  Hyundai Department Store Co. Ltd.                     25,000          498,880
  Hyundai Motor Co. Ltd.                                45,000        1,022,602
  KT Freetel(b)                                         27,000          666,341
  LG Chemical Ltd.                                      30,000          794,136
  Lotte Chilsung Beverage Co. Ltd.                         600          351,863
  Samsung Fine Chemicals Co. Ltd.                       35,000          399,104
  Shinhan Financial Group Co. Ltd.                      45,000          507,636
  Shinsegae Co. Ltd.                                     6,000          904,093
                                                                   ------------
                                                                      8,692,437
                                                                   ------------
SPAIN -- 6.4%
  Amadeus Global Travel Distribution SA                250,000        1,047,545
  Grupo Ferrovial SA                                   247,000        6,102,442
  Indra Sistemas SA                                     75,000          413,582
  NH Hoteles SA(b)                                      50,000          439,771
                                                                   ------------
                                                                      8,003,340
                                                                   ------------
SWEDEN -- 6.2%
  Autoliv, Inc.                                         40,000          843,200
  Eniro AB                                             135,000          626,047
  Getinge Industrier AB - Class B                      120,000        1,967,113
  Swedish Match AB                                     570,000        4,303,061
                                                                   ------------
                                                                      7,739,421
                                                                   ------------
SWITZERLAND -- 4.1%
  Actelion Ltd.(b)                                      18,000          627,401
  Givaudan AG - Registered Shares                        2,000          895,997
  Logitech International SA(b)                          57,000        1,605,666
  Lonza Group AG                                        28,000        1,588,901
  Unilabs AG                                            24,453          448,155
                                                                   ------------
                                                                      5,166,120
                                                                   ------------
TAIWAN -- 6.4%
  Accton Technology Corp.(b)                           275,625          418,931
  Benq Corp.                                           375,200          473,438
  China Steel Corp.                                  1,530,000          658,159
  Chinatrust Financial Holding Co.
    Ltd.(b)                                            925,000          649,914
  Compal Electronics, Inc.                             990,000          854,574
  D-Link Corp.                                         632,500          634,858
  Formosa Plastics Co.                                 749,000          715,277
  Giant Manufacturing Co. Ltd.                         749,000          844,155
  Nan Ya Plastic Corp.                                 976,750          756,302
  National Petroleum Co. Ltd.                          214,750          157,044
  Phoenix Precision Technology Corp.(b)                550,000          191,640
  Realtek Semiconductor Corp.                          195,000          522,871
  Siliconware Precision Industries Co.(b)            1,374,000          713,203
  SmartASIC Technology, Inc.(b)                        290,000          145,541
  Winbond Electronics Corp.(b)                         500,000          225,122
                                                                   ------------
                                                                      7,961,029
                                                                   ------------
THAILAND-- 1.1%
  Bangkok Bank Public Co. Ltd.
    (Foreign Shares)(b)                                650,000          796,347
  Siam Commercial Bank Public Co. Ltd.
    (Foreign Shares)(b)                              1,050,000          563,107
                                                                   ------------
                                                                      1,359,454
                                                                   ------------


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------     ------------
UNITED KINGDOM -- 9.6%
  Aegis Group PLC                                      725,000     $    778,154
  Alliance Unichem PLC                                 207,928        1,657,851
  AMEC PLC                                             210,000          719,121
  ASE Test Ltd. - ADR(b)                                55,000          194,150
  Autonomy Corp. PLC(b)                                153,800          239,451
  Cairn Energy PLC(b)                                   75,000          349,712
  Capita Group PLC                                     357,600        1,113,493
  Exel PLC                                              95,000          939,721
  GKN PLC                                              150,000          574,990
  GWR Group PLC                                        125,000          312,559
  Incepta Group PLC                                    461,600           99,814
  Inchcape PLC                                          42,000          488,771
  Johnson Matthey PLC                                  180,000        2,363,652
  Rexam PLC                                             88,600          561,169
  Rolls-Royce PLC                                           40               63
  Selfridges PLC                                       280,000        1,147,071
  Taylor Nelson Sofres PLC                             225,000          498,915
                                                                   ------------
                                                                     12,038,657
                                                                   ------------
UNITED STATES -- 0.6%
TELECOMMUNICATIONS -- 0.6%
  UTStarcom, Inc.(b)                                    45,000          687,150
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $125,332,093)                                               114,098,074
                                                                   ------------

                                                    PAR/SHARES
                                        MATURITY       (000)
                                        --------    ----------
SHORT TERM INVESTMENTS -- 9.9%
  Federal Home Loan Bank
    Discount Notes
    1.40%                               10/01/02        $6,000        6,000,000
  Galileo Money Market Fund                              6,448        6,447,712
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,447,712)                                                 12,447,712
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $137,779,805(a))                                101.0%      126,545,786

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                           (1.0%)      (1,226,375)
                                                        ------     ------------

NET ASSETS (Applicable to 3,558,932
  Institutional shares, 44,695 Service
  shares, 1,738,697 Investor A shares,
  1,782,296 Investor B shares and
  1,279,273 Investor C shares
  outstanding)                                          100.0%     $125,319,411
                                                        ======     ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($54,164,336 / 3,558,932)                                              $15.22
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($669,635 / 44,695)                                                    $14.98
                                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($25,968,817 / 1,738,697)                                              $14.94
                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 2002                                               VALUE
                                                                   ------------
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.94 / 0.950)                                                       $15.73
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($25,917,035 / 1,782,296)                                              $14.54
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($18,599,588 / 1,279,273)                                              $14.54
                                                                         ======

-------------------
(a) Cost for Federal income tax purposes is $137,779,900. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $ 10,815,027
      Gross unrealized depreciation                                 (22,049,141)
                                                                   ------------
                                                                   $(11,234,114)
                                                                   ============
(b) Non-income producing security.
(c) Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                          ASIA PACIFIC EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES       VALUE
                                                     ---------     ----------
COMMON STOCKS -- 95.9%
AUSTRALIA -- 10.6%
  Broken Hill Proprietary Co. Ltd.                       7,850     $   38,601
  Foster's Brewing Group Ltd.                           14,400         36,069
  Goodman Fielder Ltd.                                  25,000         22,141
  Lihir Gold Ltd.(b)                                    42,000         29,210
  Rio Tinto Ltd.                                           912         15,015
  Telstra Corp. Ltd.                                    11,000         28,330
  Westpac Banking Corp. Ltd.                             3,200         24,081
                                                                   ----------
                                                                      193,447
                                                                   ----------
HONG KONG -- 2.5%
  Henderson Land Development Co. Ltd.                    6,000         17,693
  Swire Pacific Ltd. - Class A                           7,000         27,643
                                                                   ----------
                                                                       45,336
                                                                   ----------
INDONESIA -- 1.0%
  PT Astra International TBK(b)                         60,000         17,845
                                                                   ----------
JAPAN -- 64.6%
  Amada Co. Ltd.                                         5,000         18,893
  Asahi Chemical Industry Co. Ltd.                       7,000         18,975
  Autobacs Seven Co. Ltd.                                1,600         42,714
  Canon, Inc.                                            1,000         32,693
  Denso Corp.                                            2,900         47,190
  Fuji Heavy Industries Ltd.                             7,000         24,552
  Hitachi Ltd.                                           7,000         35,075
  Ito-Yokado Co. Ltd.                                    1,000         39,264
  Komatsu Ltd.                                           8,000         26,877
  Konica Corp.                                           6,000         39,083
  Kyocera Corp.                                            700         46,862
  Matsushita Electric Industrial Co. Ltd.                3,000         31,124
  Millea Holdings, Inc.(b)                                   6         48,103
  Mitsubishi Chemical Corp.(b)                          16,000         29,308
  Mitsubishi Corp.                                       8,000         53,754
  Mitsubishi Estate Co. Ltd.                             5,000         39,962
  Mitsubishi Heavy Industries Ltd.                      14,000         38,180
  Mitsubishi Tokyo Financial Group, Inc.                     6         44,308
  Nippon Telegraph and Telephone Corp.                      11         36,594
  Nissan Motor Co. Ltd.                                  5,300         39,356
  Nomura Holdings, Inc.                                  3,000         39,428
  Sekisui House Ltd.                                     6,000         44,800
  Shiseido Co. Ltd.                                      2,000         23,871
  Sumitomo Electric Industries Ltd.                      4,000         22,934
  Takeda Chemical Industries Ltd.                        2,000         80,664
  Teijin Ltd.                                           10,000         26,614
  Tokyo Gas Co. Ltd.                                    17,000         49,712
  Toppan Printing Co. Ltd.                               3,000         26,491
  Toyota Motor Corp.                                     1,400         35,995
  Uny Co. Ltd.                                           4,000         39,428
  Yamanouchi Pharmaceuticals Co. Ltd.                    1,700         37,284
  Yamatake Corp.                                         3,500         19,377
                                                                   ----------
                                                                    1,179,465
                                                                   ----------
MALAYSIA -- 3.2%
  Malayan Banking Berhad                                13,600         28,632
  Perusahaan Otomobl Nasional Berhad                     5,000         10,197
  Resorts World Berhad                                   8,000         18,947
                                                                   ----------
                                                                       57,776
                                                                   ----------


                                                      NUMBER
                                                     OF SHARES       VALUE
                                                     ---------     ----------
SINGAPORE -- 5.7%
  City Developments Ltd.                                 7,000     $   18,512
  DBS Group Holdings Ltd.                                5,500         34,660
  Singapore Exchange Ltd.                               26,000         16,824
  United Overseas Bank Ltd.                              5,000         33,479
                                                                   ----------
                                                                      103,475
                                                                   ----------
SOUTH KOREA -- 3.4%
  Samsung Securities Co. Ltd.(b)                           790         19,175
  Shinsegae Co. Ltd.                                       290         43,698
                                                                   ----------
                                                                       62,873
                                                                   ----------
TAIWAN -- 2.1%
  Compal Electronics, Inc.                              21,600         18,645
  United Microelectronics Corp.(b)                      29,900         20,322
                                                                   ----------
                                                                       38,967
                                                                   ----------
THAILAND-- 2.8%
  Bangkok Bank Public Co. Ltd.
    (Foreign Shares)(b)                                 28,900         35,407
  Siam Cement Co. Ltd. (Foreign Shares)                    817         16,015
                                                                   ----------
                                                                       51,422
                                                                   ----------
TOTAL COMMON STOCKS
  (Cost $1,963,079)                                                 1,750,606
                                                                   ----------
SHORT TERM INVESTMENTS -- 4.7%
  Galileo Money Market Fund
  (Cost $85,178)                                        85,178         85,178
                                                                   ----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,048,257(a))                                  100.6%      1,835,784

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                           (0.6%)       (11,292)
                                                        ------     ----------
NET ASSETS (Applicable to 300,010
  Institutional shares, 10 Service
  shares, 9,011 Investor A shares,
  2,550 Investor B shares and 217
  Investor C shares outstanding)                        100.0%     $1,824,492
                                                        ======     ==========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE
  SHARE
  ($1,756,694 / 300,020)                                                $5.86
                                                                        =====
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($51,829 / 9,011)                                                     $5.75
                                                                        =====
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($5.75 / 0.950)                                                       $6.05
                                                                        =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($14,714 / 2,550)                                                     $5.77
                                                                        =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    ASIA PACIFIC EQUITY PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 2002                                             VALUE
                                                                   ----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,255 / 217)                                                        $5.77
                                                                        =====

-------------------
(a) Cost for Federal income tax purposes is $2,059,913. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                  $ 46,376
      Gross unrealized depreciation                                  (270,505)
                                                                    ---------
                                                                    $(224,129)
                                                                    =========
(b) Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES         VALUE
                                                     ---------     ------------
COMMON STOCKS -- 98.9%
AEROSPACE -- 1.6%
  Northrop Grumman Corp.(c)                             11,900     $  1,476,076
  The Boeing Co.                                        43,200        1,474,416
                                                                   ------------
                                                                      2,950,492
                                                                   ------------
AIR TRANSPORTATION -- 0.3%
  Delta Air Lines, Inc.(c)                              56,600          525,814
                                                                   ------------
BANKS -- 8.0%
  Bank of America Corp.                                 77,000        4,912,600
  Charter One Financial, Inc.                           54,355        1,615,431
  First Tennessee National Corp.                        44,100        1,528,947
  FleetBoston Financial Corp.                           26,600          540,778
  Huntington Bancshares, Inc.                           59,400        1,080,486
  SouthTrust Corp.                                      68,500        1,661,125
  Synovus Financial Corp.                               70,100        1,445,462
  Wells Fargo & Co.                                     47,700        2,297,232
                                                                   ------------
                                                                     15,082,061
                                                                   ------------
BEVERAGES & BOTTLING -- 3.9%
  Anheuser-Busch Cos., Inc.                             31,400        1,588,840
  PepsiCo, Inc.                                         60,000        2,217,000
  The Coca-Cola Co.                                     75,800        3,635,368
                                                                   ------------
                                                                      7,441,208
                                                                   ------------
BROADCASTING-- 1.1%
  Clear Channel Communications,
    Inc.(b)                                             28,800        1,000,800
  Comcast Corp. - Special Class A(b)(c)                 53,600        1,118,096
                                                                   ------------
                                                                      2,118,896
                                                                   ------------
CHEMICALS -- 0.5%
  E.I. du Pont de Nemours and Co.                       25,800          930,606
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 4.4%
  Cisco Systems, Inc.(b)                               205,200        2,150,496
  Dell Computer Corp.(b)                                81,000        1,905,120
  Hewlett-Packard Co.                                  118,700        1,385,229
  International Business Machines
    Corp.(c)                                            48,900        2,855,271
                                                                   ------------
                                                                      8,296,116
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 5.3%
  Automatic Data Processing, Inc.(c)                    28,300          983,991
  eBay, Inc.(b)(c)                                      14,700          776,307
  Microsoft Corp.(b)                                   143,000        6,247,670
  Oracle Corp.(b)                                      176,300        1,385,718
  Sun Microsystems, Inc.(b)                            209,800          543,382
                                                                   ------------
                                                                      9,937,068
                                                                   ------------
ELECTRONICS -- 4.6%
  General Electric Co.(d)                              243,300        5,997,345
  Intel Corp.                                          191,990        2,666,741
                                                                   ------------
                                                                      8,664,086
                                                                   ------------
ENERGY & UTILITIES -- 2.7%
  Dominion Resources, Inc.(c)                           30,800        1,562,484
  FPL Group, Inc.(c)                                    33,200        1,786,160
  PPL Corp.                                             51,300        1,669,302
                                                                   ------------
                                                                      5,017,946
                                                                   ------------

                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------     ------------
ENTERTAINMENT & LEISURE -- 3.4%
  AOL Time Warner, Inc.(b)                              92,300     $  1,079,910
  Carnival Corp.                                        35,700          896,070
  Marriott International, Inc. - Class A(c)             41,500        1,203,085
  The Walt Disney Co.                                   95,900        1,451,926
  Viacom, Inc. - Class B(b)                             44,300        1,796,365
                                                                   ------------
                                                                      6,427,356
                                                                   ------------
FINANCE -- 7.8%
  American Express Co.                                  44,900        1,399,982
  Citigroup, Inc.                                      137,533        4,077,853
  Freddie Mac                                           44,500        2,487,550
  Household International, Inc.                         18,600          526,566
  MBNA Corp.                                            84,700        1,556,786
  Merrill Lynch & Co., Inc.                             45,800        1,509,110
  Morgan Stanley                                        47,700        1,616,076
  The Goldman Sachs Group, Inc.(c)                      23,800        1,571,514
                                                                   ------------
                                                                     14,745,437
                                                                   ------------
FOOD & AGRICULTURE -- 1.7%
  Kellogg Co.                                           80,400        2,673,300
  Monsanto Co.                                          33,527          512,628
                                                                   ------------
                                                                      3,185,928
                                                                   ------------
INSURANCE -- 3.2%
  American International Group, Inc.                    56,381        3,084,041
  The Allstate Corp.(c)                                 76,100        2,705,355
  Travelers Property Casualty Corp. -
    Class B(b)                                          18,118          245,136
                                                                   ------------
                                                                      6,034,532
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 2.1%
  Deere & Co.(c)                                        35,800        1,627,110
  Illinois Tool Works, Inc.(c)                          38,800        2,263,204
                                                                   ------------
                                                                      3,890,314
                                                                   ------------
MANUFACTURING -- 2.8%
  3M Co.                                                18,000        1,979,460
  Avery Dennison Corp.                                  19,100        1,088,318
  NIKE, Inc. - Class B                                  33,700        1,455,166
  Tyco International Ltd. - ADR(c)                      56,100          791,010
                                                                   ------------
                                                                      5,313,954
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 2.4%
  Amgen, Inc.(b)                                        32,700        1,363,590
  Tenet Healthcare Corp.(b)                             21,050        1,041,975
  UnitedHealth Group, Inc.                              13,400        1,168,748
  WellPoint Health Networks, Inc.(b)                    13,500          989,550
                                                                   ------------
                                                                      4,563,863
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 4.0%
  Baxter International, Inc.                            39,100        1,194,505
  Johnson & Johnson                                     80,500        4,353,440
  Medtronic, Inc.                                       49,000        2,063,880
                                                                   ------------
                                                                      7,611,825
                                                                   ------------
MOTOR VEHICLES -- 0.9%
  General Motors Corp.(c)                               41,700        1,622,130
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES         VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
OIL & GAS -- 6.2%
  Anadarko Petroleum Corp.(c)                           30,700     $  1,367,378
  Baker Hughes, Inc.                                    38,300        1,111,849
  ChevronTexaco Corp.                                   10,100          699,425
  Exxon Mobil Corp.                                    107,800        3,438,820
  Kerr-McGee Corp.                                      31,100        1,350,984
  Marathon Oil Corp.                                    50,100        1,136,268
  Pioneer Natural Resources Co.(b)                      43,300        1,050,025
  Schlumberger Ltd.(c)                                  15,300          588,438
  Transocean, Inc.                                      41,200          856,960
                                                                   ------------
                                                                     11,600,147
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.1%
  International Paper Co.(c)                            26,500          884,835
  Rayonier, Inc.                                        26,300        1,102,233
                                                                   ------------
                                                                      1,987,068
                                                                   ------------
PHARMACEUTICALS -- 8.4%
  Abbott Laboratories                                   41,200        1,664,480
  Bristol-Myers Squibb Co.                              75,300        1,792,140
  Eli Lilly & Co.                                       40,100        2,219,134
  Forest Laboratories, Inc.(b)(c)                       11,100          910,311
  Merck & Co., Inc.                                     60,600        2,770,026
  Pfizer, Inc.(c)                                      137,700        3,996,054
  Pharmacia Corp.                                       31,600        1,228,608
  Schering-Plough Corp.                                 61,700        1,315,444
                                                                   ------------
                                                                     15,896,197
                                                                   ------------
PUBLISHING & PRINTING -- 0.9%
  Gannett Co., Inc.                                     13,500          974,430
  Tribune Co.(c)                                        19,500          815,295
                                                                   ------------
                                                                      1,789,725
                                                                   ------------
RAILROAD & SHIPPING -- 1.5%
  Union Pacific Corp.                                   17,000          983,790
  United Parcel Service, Inc.(c)                        28,800        1,800,864
                                                                   ------------
                                                                      2,784,654
                                                                   ------------
REAL ESTATE -- 0.9%
  Simon Property Group, Inc.(c)                         49,300        1,761,489
                                                                   ------------
RESTAURANTS -- 0.7%
  Yum! Brands, Inc.(b)                                  47,200        1,307,912
                                                                   ------------
RETAIL MERCHANDISING -- 6.9%
  Best Buy Co., Inc.(b)(c)                              24,300          542,133
  Lowe's Cos., Inc.(c)                                  23,800          985,320
  Sears, Roebuck & Co.                                  20,200          787,800
  Target Corp.(c)                                       49,400        1,458,288
  The Home Depot, Inc.                                  70,300        1,834,830
  Wal-Mart Stores, Inc.                                115,600        5,692,144
  Walgreen Co.                                          55,500        1,707,180
                                                                   ------------
                                                                     13,007,695
                                                                   ------------


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------     ------------
SEMICONDUCTORS & RELATED DEVICES -- 1 5%
  Applied Materials, Inc.(b)(c)                         84,500     $    975,975
  Linear Technology Corp.(c)                            34,300          710,696
  Texas Instruments, Inc.                               81,044        1,197,020
                                                                   ------------
                                                                      2,883,691
                                                                   ------------
SOAPS & COSMETICS -- 3.2%
  Colgate-Palmolive Co.                                 35,400        1,909,830
  Procter & Gamble Co.                                  35,200        3,146,176
  The Gillette Co.                                      32,000          947,200
                                                                   ------------
                                                                      6,003,206
                                                                   ------------
TELECOMMUNICATIONS -- 4.8%
  AT&T Corp.                                            97,600        1,172,176
  BellSouth Corp.                                       76,500        1,404,540
  Motorola, Inc.(c)                                    105,700        1,076,026
  QUALCOMM, Inc.(b)(c)                                  40,500        1,118,610
  SBC Communications, Inc.                              99,200        1,993,920
  Verizon Communications, Inc.                          85,200        2,337,888
                                                                   ------------
                                                                      9,103,160
                                                                   ------------
TOBACCO -- 1.5%
  Philip Morris Cos., Inc.                              52,500        2,037,000
  UST, Inc.                                             25,200          710,892
                                                                   ------------
                                                                      2,747,892
                                                                   ------------
WASTE MANAGEMENT -- 0.6%
  Waste Management, Inc.                                50,500        1,177,660
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $179,746,434)                                               186,410,128
                                                                   ------------
SHORT TERM INVESTMENTS -- 1.1%
  Galileo Money Market Fund
  (Cost $2,104,055)                                  2,104,055        2,104,055
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $181,850,489(a))                                           $188,514,183
                                                                   ============
-----------------
(a) Cost for Federal income tax purposes is $186,326,920. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $ 28,176,674
      Gross unrealized depreciation                                 (25,989,411)
                                                                   ------------
                                                                   $  2,187,263
                                                                   ============
(b) Non-income producing security.
(c) Total or partial securities on loan.
(d) Securities, or a portion thereof, pledged as collateral with a value of $3,500,300 on 10 long S&P 500 futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $2,037,500, with an unrealized loss of $34,500.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                            SELECT EQUITY PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $181,850,489) ............................................          $188,514,183
   Collateral received for securities loaned ...........................................            33,797,842
   Dividends receivable ................................................................               303,729
   Interest receivable .................................................................                 5,690
   Investments sold receivable .........................................................               606,539
   Capital shares sold receivable ......................................................                20,766
   Prepaid expenses ....................................................................                36,244
                                                                                                  ------------
          TOTAL ASSETS .................................................................           223,284,993
                                                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ............................................            33,797,842
   Investments purchased payable .......................................................               687,871
   Capital shares redeemed payable .....................................................             1,050,655
   Advisory fees payable ...............................................................                31,010
   Administrative fees payable .........................................................                38,665
   Transfer agent fees payable .........................................................                21,866
   Other accrued expenses payable ......................................................               117,608
   Futures margin payable ..............................................................                25,674
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................            35,771,191
                                                                                                  ------------

NET ASSETS (Applicable to 15,863,144 Institutional shares,
   449,985 Service shares, 2,951,793 Investor A shares, 2,744,957 Investor B shares and
   238,673 Investor C shares outstanding) ..............................................          $187,513,802
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($134,858,642 / 15,863,144) .................................                 $8.50
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($3,796,939 / 449,985) ............................................                 $8.44
                                                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($24,816,365 / 2,951,793) ......................................                 $8.41
                                                                                                         =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.41 / 0.955) .....................................................................                 $8.81
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($22,119,181 / 2,744,957) ......................................                 $8.06
                                                                                                         =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,922,675 / 238,673) .........................................                 $8.06
                                                                                                         =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO


AS OF SEPTEMBER 30, 2002                                              VALUE
                                                                 --------------
Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company
  (Cost $1,764,657,802)                                 100.4%   $1,479,614,742

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                           (0.4%)      (6,191,954)
                                                        ------   --------------
NET ASSETS (Applicable to 47,229,520
  Institutional shares, 4,062,529 Service
  shares, 14,263,843 Investor A shares,
  11,403,900 Investor B shares and
  17,650,941 Investor C shares
  outstanding)                                          100.0%   $1,473,422,788
                                                        ======   ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($741,160,406 / 47,229,520)                                            $15.69
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($63,468,400 / 4,062,529)                                              $15.62
                                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($222,735,764 / 14,263,843)                                            $15.62
                                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($15.62 / 0.970)                                                       $16.10
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($175,100,383 / 11,403,900)                                            $15.35
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($270,957,835 / 17,650,941)                                            $15.35
                                                                         ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
       STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES         VALUE
                                                     ---------     ------------
COMMON STOCKS -- 68.0%
AEROSPACE -- 1.1%
  Northrop Grumman Corp.(e)                              8,200     $  1,017,128
  The Boeing Co.                                        29,800        1,017,074
                                                                   ------------
                                                                      2,034,202
                                                                   ------------
AIR TRANSPORTATION -- 0.2%
  Delta Air Lines, Inc.(e)                              39,000          362,310
                                                                   ------------
BANKS -- 5.5%
  Bank of America Corp.                                 53,000        3,381,400
  Charter One Financial, Inc.                           37,485        1,114,054
  First Tennessee National Corp.                        30,400        1,053,968
  FleetBoston Financial Corp.                           18,400          374,072
  Huntington Bancshares, Inc.                           41,000          745,790
  SouthTrust Corp.                                      47,300        1,147,025
  Synovus Financial Corp.                               48,400          998,008
  Wells Fargo & Co.                                     32,900        1,584,464
                                                                   ------------
                                                                     10,398,781
                                                                   ------------
BEVERAGES & BOTTLING -- 2.7%
  Anheuser-Busch Cos., Inc.(e)                          21,700        1,098,020
  PepsiCo, Inc.                                         41,300        1,526,035
  The Coca-Cola Co.                                     52,300        2,508,308
                                                                   ------------
                                                                      5,132,363
                                                                   ------------
BROADCASTING -- 0.8%
  Clear Channel Communications, Inc.(b)                 19,900          691,525
  Comcast Corp. - Special Class A(b)(e)                 36,500          761,390
                                                                   ------------
                                                                      1,452,915
                                                                   ------------
CHEMICALS -- 0.3%
  E.I. du Pont de Nemours and Co.                       17,800          642,046
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 3.0%
  Cisco Systems, Inc.(b)                               141,748        1,485,519
  Dell Computer Corp.(b)(e)                             55,900        1,314,768
  Hewlett-Packard Co.                                   81,900          955,773
  International Business Machines Corp.                 33,800        1,973,582
                                                                   ------------
                                                                      5,729,642
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 3.6%
  Automatic Data Processing, Inc.(e)                    19,500          678,015
  eBay, Inc.(b)                                         10,200          538,662
  Microsoft Corp.(b)                                    98,500        4,303,465
  Oracle Corp.(b)                                      121,400          954,204
  Sun Microsystems, Inc.(b)                            144,900          375,291
                                                                   ------------
                                                                      6,849,637
                                                                   ------------
ELECTRONICS -- 3.2%
  General Electric Co.                                 167,700        4,133,805
  Intel Corp.                                          131,975        1,833,133
                                                                   ------------
                                                                      5,966,938
                                                                   ------------
ENERGY & UTILITIES -- 1.8%
  Dominion Resources, Inc.(e)                           21,400        1,085,622
  FPL Group, Inc.(e)                                    23,000        1,237,400
  PPL Corp.                                             35,600        1,158,424
                                                                   ------------
                                                                      3,481,446
                                                                   ------------
ENTERTAINMENT & LEISURE -- 2.4%
  AOL Time Warner, Inc.(b)                              74,400          870,480
  Carnival Corp.(e)                                     24,700          619,970
  Marriott International, Inc. - Class A(e)             28,900          837,811


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------     ------------
ENTERTAINMENT & LEISURE (CONTINUED)
  The Walt Disney Co.                                   66,200     $  1,002,268
  Viacom, Inc. - Class B(b)                             30,100        1,220,555
                                                                   ------------
                                                                      4,551,084
                                                                   ------------
FINANCE -- 5.4%
  American Express Co.                                  31,000          966,580
  Citigroup, Inc.                                       94,933        2,814,764
  Freddie Mac                                           29,900        1,671,410
  Household International, Inc.(e)                      12,800          362,368
  MBNA Corp.                                            58,500        1,075,230
  Merrill Lynch & Co., Inc.                             31,600        1,041,220
  Morgan Stanley                                        32,900        1,114,652
  The Goldman Sachs Group, Inc.(e)                      16,500        1,089,495
                                                                   ------------
                                                                     10,135,719
                                                                   ------------
FOOD & AGRICULTURE -- 1.2%
  Kellogg Co.                                           55,500        1,845,375
  Monsanto Co.                                          22,618          345,829
                                                                   ------------
                                                                      2,191,204
                                                                   ------------
INSURANCE -- 2.2%
  American International Group, Inc.                    38,945        2,130,292
  The Allstate Corp.(e)                                 52,500        1,866,375
  Travelers Property Casualty Corp. -
    Class A(b)                                               1               13
  Travelers Property Casualty Corp. -
    Class B(b)                                          12,525          169,463
                                                                   ------------
                                                                      4,166,143
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 1.4%
  Deere & Co.(e)                                        24,200        1,099,890
  Illinois Tool Works, Inc.                             26,800        1,563,244
                                                                   ------------
                                                                      2,663,134
                                                                   ------------
MANUFACTURING -- 2.0%
  3M Co.                                                12,500        1,374,625
  Avery Dennison Corp.                                  13,200          752,136
  NIKE, Inc. - Class B                                  23,300        1,006,094
  Tyco International Ltd. - ADR(e)                      38,700          545,670
                                                                   ------------
                                                                      3,678,525
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 1.7%
  Amgen, Inc.(b)                                        22,600          942,420
  Tenet Healthcare Corp.(b)                             14,500          717,750
  UnitedHealth Group, Inc.                               9,300          811,146
  WellPoint Health Networks, Inc.(b)                     9,300          681,690
                                                                   ------------
                                                                      3,153,006
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.8%
  Baxter International, Inc.(e)                         26,500          809,575
  Johnson & Johnson(e)                                  55,600        3,006,848
  Medtronic, Inc.                                       33,900        1,427,868
                                                                   ------------
                                                                      5,244,291
                                                                   ------------
MOTOR VEHICLES -- 0.6%
  General Motors Corp.(e)                               28,800        1,120,320
                                                                   ------------
OIL & GAS -- 4.2%
  Anadarko Petroleum Corp.(e)                           20,800          926,432
  Baker Hughes, Inc.(e)                                 26,500          769,295
  ChevronTexaco Corp.(e)                                 7,000          484,750
  Exxon Mobil Corp.                                     74,500        2,376,550
  Kerr-McGee Corp.                                      21,100          916,584
  Marathon Oil Corp.                                    35,000          793,800
  Pioneer Natural Resources Co.(b)                      29,500          715,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                      NUMBER
AS OF SEPTEMBER 30, 2002                             OF SHARES         VALUE
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
  Schlumberger Ltd.(e)                                  10,600     $    407,676
  Transocean, Inc.                                      28,500          592,800
                                                                   ------------
                                                                      7,983,262
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.7%
  International Paper Co.(e)                            18,400          614,376
  Rayonier, Inc.                                        18,200          762,762
                                                                   ------------
                                                                      1,377,138
                                                                   ------------
PHARMACEUTICALS -- 5.8%
  Abbott Laboratories                                   27,900        1,127,160
  Bristol-Myers Squibb Co.                              52,200        1,242,360
  Eli Lilly & Co.                                       27,800        1,538,452
  Forest Laboratories, Inc.(b)(e)                        7,400          606,874
  Merck & Co., Inc.                                     42,100        1,924,391
  Pfizer, Inc.(e)                                       95,100        2,759,802
  Pharmacia Corp.                                       21,800          847,584
  Schering-Plough Corp.                                 42,800          912,496
                                                                   ------------
                                                                     10,959,119
                                                                   ------------
PUBLISHING & PRINTING -- 0.6%
  Gannett Co., Inc.                                      9,100          656,838
  Tribune Co.(e)                                        13,300          556,073
                                                                   ------------
                                                                      1,212,911
                                                                   ------------
RAILROAD & SHIPPING -- 1.0%
  Union Pacific Corp.                                   11,700          677,079
  United Parcel Service, Inc.(e)                        19,900        1,244,347
                                                                   ------------
                                                                      1,921,426
                                                                   ------------
REAL ESTATE -- 0.6%
  Simon Property Group, Inc.(e)                         34,100        1,218,393
                                                                   ------------
RESTAURANTS -- 0.5%
  Yum! Brands, Inc.(b)(e)                               33,000          914,430
                                                                   ------------
RETAIL MERCHANDISING -- 4.7%
  Best Buy Co., Inc.(b)(e)                              16,800          374,808
  Lowe's Cos., Inc.(e)                                  16,400          678,960
  Sears, Roebuck & Co.(e)                               13,900          542,100
  Target Corp.(e)                                       33,400          985,968
  The Home Depot, Inc.                                  48,400        1,263,240
  Wal-Mart Stores, Inc.                                 79,700        3,924,428
  Walgreen Co.                                          38,300        1,178,108
                                                                   ------------
                                                                      8,947,612
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 1 1%
  Applied Materials, Inc.(b)(e)                         58,200          672,210
  Linear Technology Corp.(e)                            23,700          491,064
  Texas Instruments, Inc.                               55,817          824,417
                                                                   ------------
                                                                      1,987,691
                                                                   ------------
SOAPS & COSMETICS -- 2.2%
  Colgate-Palmolive Co.(e)                              24,400        1,316,380
  Procter & Gamble Co.                                  24,300        2,171,934
  The Gillette Co.                                      22,100          654,160
                                                                   ------------
                                                                      4,142,474
                                                                   ------------
TELECOMMUNICATIONS -- 3.3%
  AT&T Corp.                                            67,200          807,072
  BellSouth Corp.                                       52,800          969,408
  Motorola, Inc.(e)                                     73,000          743,140
  QUALCOMM, Inc.(b)(e)                                  27,900          770,598


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------     ------------
TELECOMMUNICATIONS (CONTINUED)
  SBC Communications, Inc.                              68,500     $  1,376,850
  Verizon Communications, Inc.                          58,900        1,616,216
                                                                   ------------
                                                                      6,283,284
                                                                   ------------
TOBACCO -- 1.0%
  Philip Morris Cos., Inc.                              36,200        1,404,560
  UST, Inc.                                             17,400          490,854
                                                                   ------------
                                                                      1,895,414
                                                                   ------------
WASTE MANAGEMENT -- 0.4%
  Waste Management, Inc.                                35,200          820,864
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $128,292,801)                                               128,617,724
                                                                   ------------

                                                         PAR
                                           MATURITY     (000)
                                           --------   --------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS-- 7.0%
  Federal Home Loan Mortgage Corp.,
    Reference Notes
    5.13%                                  07/15/12    $   550          584,653
  Federal Home Loan Mortgage Corp.,
    Subordinated Notes
    5.88%                                  03/21/11         60           65,341
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    4.88%                                  03/15/07      1,325        1,427,536
    7.00%                                  03/15/10      1,330        1,594,082
    5.63%                                  03/15/11        140          154,793
  Federal National Mortgage Association,
    Unsecured Notes
    5.50%                                  02/15/06        545          594,422
    4.38%                               10/06-09/12        800          828,102
    5.25%                                  04/15/07        200          218,292
    6.00%                                  05/15/11        230          259,065
  Resolution Funding Corp. Strip Bonds
    6.29%(d)                               07/15/18        150           65,306
    6.30%(d)                               10/15/18        150           64,349
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                                 06/01/17       1,679        1,900,687
  Small Business Investment Cos.
    Pass-Through, Series 97-P10C,
    Class 1
    6.85%                                  08/01/07        709          762,124
  U.S. Treasury Bonds
    10.38%(h)                              11/15/12        590          799,105
    8.50%(h)                               02/15/20        400          585,032
    8.00%(h)                               11/15/21        865        1,223,367
    6.00%(h)                               02/15/26        600          699,586
    6.75%                                  08/15/26         70           89,198
    5.38%                                  02/15/31        240          266,775
  U.S. Treasury Notes
    6.50%                                  08/15/05         80           90,047
  U.S. Treasury Strip Notes
    6.09%(d)(h)                            11/15/21      2,350          882,171
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $12,231,437)                                                 13,154,033
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)


                                                         PAR
AS OF SEPTEMBER 30, 2002                   MATURITY     (000)          VALUE
                                           --------    -------     ------------
MORTGAGE PASS-THROUGHS-- 8.9%
  Federal Home Loan Mortgage Corp.
    6.00%(g)                            04/13-12/13    $   692     $    723,213
    7.50%                                  09/01/27          3            3,221
  Federal Home Loan Mortgage Corp.
    Gold
    8.00%                               08/08-08/27        193          207,766
    6.00%(g)                            12/13-08/29      3,179        3,302,244
    5.50%(g)                               10/21/17        100          103,000
    6.50%                                  10/15/31      1,000        1,037,188
  Federal National Mortgage Association
    7.00%                               08/08-10/32        191          200,908
    4.79%                                  05/01/09        225          226,336
    5.99%                                  05/01/09        453          507,794
    6.50%                               11/10-10/32      5,372        5,583,826
    6.00%(g)                            09/11-11/31      2,237        2,340,557
    5.50%                               01/17-05/17      2,038        2,101,912
    7.50%                                  02/01/30         50           52,606
  Government National Mortgage
    Association
    6.00%(g)                            10/23-02/24         99          103,676
    6.50%(g)                               04/15/24         23           23,757
    7.00%                                  04/15/29         22           23,405
    7.50%                               11/29-12/29         60           63,465
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    7.32%(d)                               06/15/21      6,810          157,491
                                                                   ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $16,228,090)                                                 16,762,365
                                                                   ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.5%
  Federal National Mortgage Association,
    Series 96-54, Class A (PO)
    6.50%(d)                               04/25/21          9            8,884
  Federal National Mortgage Association,
    Series 99-17, Class HJ (PO)
    5.00%(d)                               12/25/23        250          190,938
  Federal National Mortgage Association,
    Series 99-17, Class JH (PO)
    5.00%(d)                               04/25/24        315          246,192
  Federal National Mortgage Association,
    Series 99-51, Class L (PO)
    5.00%(d)                               10/25/29         12           12,147
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (IO)
    7.00%(d)                               02/17/17        171           33,822
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (PO)
    7.00%(d)                               02/17/17        191          166,877
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (IO)
    6.00%(d)                               03/06/17        135           26,724
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (PO)
    6.00%(d)                               03/06/17        135          116,920
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    5.05%(d)                               02/25/28      2,005          125,320
                                                                   ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $886,202)                                                       927,824
                                                                   ------------


                                                         PAR
                                           MATURITY     (000)          VALUE
                                           --------    -------     ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.7%
  Banc of America Commercial
    Mortgage, Inc., Series 02-2,
    Class A2
    4.77%                                  07/11/11    $   225     $    233,055
  Citicorp Mortgage Securities, Inc.,
    Series 01-11, Class 2A
    6.25%                                  07/30/31        629          649,393
  First Union-Lehman Brothers
    Commercial Mortgage Securities,
    Series 97-C1, Class D
    7.50%                                  04/18/29        390          440,748
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C2, Class A3
    6.57%                                  11/15/07        275          302,393
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                                  06/18/30        295          330,639
  Prudential Securities Secured
    Financing Corp., Series 98-C1,
    Class A1B
    6.51%                                  07/15/08        170          191,313
  Residential Asset Securitization Trust,
    Series 98-A3, Class A
    6.50%                                  04/25/13        529          542,190
  Residential Funding Mortgage
    Securities I, Series 98-S7, Class A1
    6.50%                                  03/25/13        718          748,618
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.12%(c)                               12/28/12      1,353        1,383,183
  Washington Mutual Mortgage
    Securities Corp., Series 00-1,
    Class A1
    2.10%(c)                               06/25/24        283          282,856
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $4,698,376)                                                   5,104,388
                                                                   ------------
ASSET BACKED SECURITIES-- 1.8%
  Bank One Issuance Trust,
    Series 02-A2, Class A2
    4.16%                                  05/15/05        825          860,836
  First Security Auto Owner Trust,
    Series 00-1, Class A3
    7.30%                                  07/15/04        301          302,583
  FMAC Loan Receivables Trust,
    Series 97-B, Class A
    6.85%                                  09/15/19        767          628,720
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                                  09/15/27        815          840,352
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%                                  10/15/27        802          854,339
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $3,568,561)                                                   3,486,830
                                                                   ------------
CORPORATE BONDS -- 7.9%
AEROSPACE -- 0.4%
  Lockheed Martin Corp., Debentures
    7.75%                                  05/01/26        150          181,260
    7.20%                                  05/01/36         60           68,798
  Northrop Grumman Corp., Debentures
    7.88%                                  03/01/26         75           87,673


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)


                                                         PAR
AS OF SEPTEMBER 30, 2002                   MATURITY     (000)          VALUE
                                           --------    -------     ------------
CORPORATE BONDS (CONTINUED)
AEROSPACE (CONTINUED)
  Raytheon Co., Senior Notes
    6.30%                                  03/15/05    $   100     $    105,839
  Raytheon Co., Senior Unsecured Notes
    8.20%                                  03/01/06         75           84,106
  United Technologies Corp., Senior
    Unsecured Notes
    4.88%                                  11/01/06        175          186,084
                                                                   ------------
                                                                        713,760
                                                                   ------------
AIR TRANSPORTATION -- 0.0%
  Continental Airlines, Inc., Pass
    Through Certificates
    6.55%                                  02/02/19         90           82,798
                                                                   ------------
BANKS -- 0.8%
  Bank of America Corp., Senior
    Unsecured Notes
    4.88%                                  09/15/12         75           75,476
  Barclays Bank PLC, Senior
    Unsecured Notes
    6.86%(c)(i)                            06/15/32        125          121,171
  Barclays Bank PLC, Unsecured
    Notes
    8.55%(c)(i)                            09/29/49        125          151,793
  FleetBoston Financial Corp., Senior
    Unsecured Notes
    4.88%                                  12/01/06         50           52,154
  International Finance Corp., Senior
    Unsecured Notes
    5.25%                                  05/02/06        570          616,906
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                                  05/30/07        205          214,900
  KFW International Finance, Inc.,
    Unsecured Notes
    5.25%                                  06/28/06         55           59,539
  U.S. Bancorp, Senior Unsecured Notes
    3.95%                                  08/23/07        210          214,295
                                                                   ------------
                                                                      1,506,234
                                                                   ------------
CHEMICALS -- 0.1%
  Dow Chemical Co., Senior Unsecured
    Notes
    5.75%                                  12/15/08         95          100,238
    6.00%                                  10/01/12         25           26,036
                                                                   ------------
                                                                        126,274
                                                                   ------------
ENERGY & UTILITIES -- 0.9%
  Consumers Energy Co., Secured Notes
    6.00%                                  03/15/05        120          114,000
  Dominion Resources, Inc., Senior
    Unsecured Notes
    7.63%                                  07/15/05        250          274,705
  DTE Energy Co., Senior Unsecured
    Notes
    6.45%                                  06/01/06        200          215,950
  FirstEnergy Corp., Senior Unsecured
    Notes
    7.38%                                  11/15/31        225          195,383
  Florida Power Corp., First Mortgage
    Bonds
    6.65%(f)                               07/15/11        300          339,283
  Oncor Electric Delivery Co., Senior
    Debentures
    7.00%(i)                               09/01/22         10           10,031


                                                         PAR
                                           MATURITY     (000)          VALUE
                                           --------    -------     ------------
ENERGY & UTILITIES (CONTINUED)
  Pinnacle One Partners, Unsecured
    Notes
    8.83%(i)                               08/15/04    $   500     $    482,500
                                                                   ------------
                                                                      1,631,852
                                                                   ------------
ENTERTAINMENT & LEISURE -- 0.2%
  AOL Time Warner, Inc., Debentures
    6.95%                                  01/15/28         45           34,982
  AOL Time Warner, Inc., Senior
    Debentures
    7.25%                                  10/15/17        200          168,000
    7.63%                                  04/15/31         60           50,179
  AOL Time Warner, Inc., Senior
    Unsecured Notes
    5.63%                                  05/01/05        175          163,625
                                                                   ------------
                                                                        416,786
                                                                   ------------
FINANCE -- 2.5%
  Ameritech Capital Funding, Unsecured
    Notes
    6.25%                                  05/18/09         70           73,844
  Auburn Hills Trust, Certificates
    12.00%                                 05/01/20        325          470,489
  BellSouth Capital Funding Corp.,
    Debentures
    6.04%                                  11/15/26        275          298,290
  Citigroup, Inc., Senior Unsecured Notes
    6.75%                                  12/01/05        405          449,276
  Citigroup, Inc., Subordinated Notes
    7.25%                                  10/01/10        235          269,742
  Credit Suisse First Boston USA, Inc.,
    Senior Unsecured Notes
    6.13%                                  11/15/11         25           25,966
    7.13%                                  07/15/32         90           93,880
  Ford Motor Credit Co., Unsecured Notes
    6.88%(f)                               02/01/06        515          507,243
    7.38%                                  02/01/11        220          207,826
  General Electric Capital Corp., Senior
    Unsecured Notes
    5.35%                                  03/30/06        225          240,856
    6.13%                                  02/22/11         90           97,884
    6.75%                                  03/15/32        275          295,185
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    6.75%                                  01/15/06        275          285,206
    7.75%                                  01/19/10        350          362,892
    8.00%                                  11/01/31         40           39,054
  The Goldman Sachs Group, Inc.,
    Senior Unsecured Notes
    5.70%                                  09/01/12         45           46,350
  Household Finance Corp., Senior
    Unsecured Notes
    7.00%                                  05/15/12        105          101,333
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    6.25%                                  05/15/06        200          216,820
  Morgan Stanley Dean Witter & Co.,
    Senior Unsecured Notes
    5.80%                                  04/01/07        270          289,572
    7.25%                                  04/01/32         10           10,752
  Qwest Capital Funding, Inc., Senior
    Unsecured Notes
    7.90%                                  08/15/10         50           24,500
  Sun Life of Canada Capital Trust,
    Capital Securities
    8.53%(i)                               05/29/49        250          267,105
  Zurich Capital Trust I, Capital Securities
    8.38%(i)                               06/01/37        170          141,016
                                                                   ------------
                                                                      4,815,081
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)


                                                         PAR
AS OF SEPTEMBER 30, 2002                   MATURITY     (000)          VALUE
                                           --------    -------     ------------
CORPORATE BONDS (CONTINUED)
FOOD & AGRICULTURE -- 0.6%
  General Mills, Inc., Senior Unsecured
    Notes
    5.13%                                  02/15/07    $   200     $    210,720
    6.00%                                  02/15/12         75           80,930
  Kellogg Co., Senior Unsecured Notes
    6.00%                                  04/01/06        200          218,957
  Kraft Foods, Inc., Senior Unsecured
    Notes
    5.63%                                  11/01/11        155          167,812
  Pharmacia Corp., Senior Unsecured
    Notes
    5.75%                                  12/01/05        220          240,343
  Safeway, Inc., Senior Unsecured Notes
    5.80%                                  08/15/12         75           78,701
  Unilever Capital Corp., Senior
    Unsecured Notes
    6.88%                                  11/01/05         50           56,220
                                                                   ------------
                                                                      1,053,683
                                                                   ------------
INSURANCE -- 0.1%
  The Allstate Corp., Senior Unsecured
    Notes
    5.38%                                  12/01/06        190          201,626
                                                                   ------------
MANUFACTURING -- 0.1%
  Honeywell International, Inc., Senior
    Unsecured Notes
    6.88%                                  10/03/05        100          109,981
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 0.1%
  WellPoint Health Networks, Inc.,
    Senior Unsecured Notes
    6.38%(e)                               01/15/12        125          138,069
                                                                   ------------
OIL & GAS -- 0.5%
  Amerada Hess Corp., Senior
    Unsecured Notes
    5.90%                                  08/15/06        100          108,493
  Anadarko Petroleum Corp., Senior
    Unsecured Notes
    5.38%                                  03/01/07        100          106,837
  Conoco, Inc., Senior Unsecured Notes
    6.95%                                  04/15/29        150          169,994
  Devon Energy Corp., Senior
    Debentures
    7.95%                                  04/15/32        130          156,679
  El Paso Corp., Senior Unsecured Notes
    7.75%(e)                               06/15/10        290          182,700
  Kinder Morgan Energy Partners LP,
    Senior Unsecured Notes
    7.75%(i)                               03/15/32        110          121,632
  Texas Eastern Transmission LP,
    Senior Unsecured Notes
    7.00%                                  07/15/32        125          138,225
  Valero Energy Corp., Senior
    Unsecured Notes
    7.50%                                  04/15/32         40           36,757
                                                                   ------------
                                                                      1,021,317
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
  Weyerhaeuser Co., Senior Debentures
    7.38%(i)                               03/15/32        235          250,085
  Weyerhaeuser Co., Senior Unsecured
    Notes
    6.75%(i)                               03/15/12         25           26,982
                                                                   ------------
                                                                        277,067
                                                                   ------------

                                                         PAR
                                           MATURITY     (000)          VALUE
                                           --------    -------     ------------
REAL ESTATE -- 0.1%
  EOP Operating LP, Senior Unsecured
    Notes
    7.00%                                  07/15/11    $   170     $    189,618
                                                                   ------------
RETAIL MERCHANDISING-- 0.0%
  Sears Roebuck Acceptance Corp.,
    Senior Unsecured Notes
    6.70%                                  04/15/12         40           42,450
    7.00%                                  06/01/32         65           63,688
                                                                   ------------
                                                                        106,138
                                                                   ------------
TELECOMMUNICATIONS -- 0.7%
  AT&T Corp., Senior Unsecured Notes
    6.00%                                  03/15/09        150          135,210
  Citizens Communications Co., Senior
    Unsecured Notes
    7.63%                                  08/15/08        130          122,369
    9.00%                                  08/15/31         50           46,000
  Comcast Cable Communications Corp.,
    Senior Notes
    8.88%                                  05/01/17        150          147,750
  Comcast Cable Communications Corp.,
    Senior Unsecured Notes
    6.88%                                  06/15/09        180          169,200
  SBC Communications, Inc., Senior
    Unsecured Notes
    5.88%                               02/12-08/12        155          164,049
  Verizon New Jersey, Inc., Senior
    Debentures
    5.88%                                  01/17/12        380          356,983
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.88%                                  02/15/30        150          171,248
  WorldCom, Inc., Senior Notes
    6.95%(j)                               08/15/28        175           23,625
  WorldCom, Inc., Senior Unsecured
    Notes
    7.38%(i)(j)                            01/15/06        335           40,200
                                                                   ------------
                                                                      1,376,634
                                                                   ------------
TRANSPORTATION-- 0.2%
  Burlington Northern Santa Fe Corp.,
    Senior Unsecured Notes
    5.90%                                  07/01/12         80           86,486
  Norfolk Southern Corp., Senior Notes
    7.05%                                  05/01/37        200          213,444
                                                                   ------------
                                                                        299,930
                                                                   ------------
YANKEE -- 0.5%
  Canadian National Railway Co., Senior
    Notes
    6.90%                                  07/15/28         95          107,714
  Tyco International Group S.A., Senior
    Notes
    6.38%                                  06/15/05         30           25,969
  Tyco International Group S.A., Senior
    Unsecured Notes
    5.80%                                  08/01/06        285          243,675
    6.75%                                  02/15/11         90           75,600
  United Mexican States
    8.13%                                  12/30/19        435          424,125
                                                                   ------------
                                                                        877,083
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $15,030,264)                                                 14,943,931
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)


                                                     PAR/SHARES
AS OF SEPTEMBER 30, 2002                   MATURITY     (000)          VALUE
                                           --------  -----------   ------------
TAXABLE MUNICIPAL BONDS -- 1.0%
  New Jersey Economic Development
    Authority State Pension Funding
    Zero Coupon Revenue Bond,
    Series 97, Class B
    7.57%(d)                               02/15/16    $ 2,425     $  1,159,029
    7.59%(d)                               02/15/17        850          381,752
    7.62%(d)                               02/15/21        630          214,616
    7.63%(d)                               02/15/23        340          100,990
                                                                   ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $1,423,406)                                                   1,856,387
                                                                   ------------
SHORT TERM INVESTMENTS -- 2.2%
  Federal Home Loan Bank
    Discount Notes
    1.40%                                  10/01/02      1,500        1,500,000
  Galileo Money Market Fund                              2,736        2,735,812
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,235,812)                                                   4,235,812
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $186,594,949(a))                                           $189,089,294
                                                                   ============


                                                     NUMBER OF
                                                     CONTRACTS
                                                     ---------
OPTIONS -- (0.3%)
PUT OPTIONS WRITTEN -- (0.0%)
  December 10 year U.S. Treasury Notes
    futures, Strike Price 110,
    Expires 11/23/02                                        (5)          (1,172)
                                                                   ------------
CALL OPTIONS WRITTEN -- (0.0%)
  December 10 year U.S. Treasury Notes
    futures, Strike Price 110,
    Expires 11/23/02                                        (6)         (36,750)
                                                                   ------------
PUT SWAPTIONS WRITTEN -- (0.0%)
  Goldman Sachs Put, Strike Price
    6.50, Expires 05/06/03                                (300)(k)       (7,320)
                                                                   ------------
CALL SWAPTIONS WRITTEN -- (0.3%)
  Goldman Sachs Call, Strike Price
    5.50, Expires 05/06/03                                (300)(k)     (291,939)
  Lehman Brothers, Inc. Call, Strike Price
    5.46, Expires 10/15/02                                (300)(k)     (272,979)
                                                                   ------------
TOTAL OPTIONS
  (Premiums received $165,681)                                     $   (610,160)
                                                                   ============
REVERSE REPURCHASE AGREEMENTS -- (10.1%)
  Lehman Brothers, Inc.
    (Agreement dated 09/20/02 to be
    repurchased at $3,473,489.
    Collateralized by $3,451,691 Federal
    National Mortgage Association
    6.00% due 05/01/13. The value of
    the collateral is $3,643,690.)
    1.81%                                  10/10/02      3,470       (3,471,919)
  Salomon Smith Barney, Inc.
    (Agreement dated 09/12/02 to be
    repurchased at $10,210,829.
    Collateralized by $3,991,612 Federal
    National Mortgage Association
    6.00% due 11/01/28 to 07/01/29,
    $3,374,752 Government National
    Mortgage Association 6.00-6.50%
    due 01/15/24 to 04/15/26 and
    $2,892,291 Federal Home Loan
    Mortgage Corp. Gold 5.50% due
    07/01/15. The value of the collateral
    is $10,554,128.)
    1.82%                                  10/03/02     10,200      (10,209,798)


                                                         PAR
                                           MATURITY     (000)          VALUE
                                           --------    -------     ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
  Salomon Smith Barney, Inc.
    (Agreement dated 09/25/02 to be
    repurchased at $1,709,910.
    Collateralized by $851,655 Federal
    Home Loan Mortgage Corp. Gold
    6.00% due 04/01/17 and $836,895
    Federal National Mortgage
    Association 6.00% due 12/01/11.
    The value of the collateral
    is $1,772,894.)
    1.83%                                  10/17/02    $ 1,708     $ (1,708,521)
  Salomon Smith Barney, Inc.
    (Agreement dated 09/26/02 to be
    repurchased at $3,735,119.
    Collateralized by $3,722,206 Federal
    National Mortgage Association
    6.00% due 12/01/11 to 11/01/28.
    The value of the collateral
    is $3,846,377.)
    1.83%                                  10/23/02      3,730       (3,730,948)
                                                                   ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $19,108,000)                                               $(19,121,186)
                                                                   ============

----------------
(a) Cost for Federal income tax purposes is $190,170,249. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                $ 17,887,436
      Gross unrealized depreciation                                 (18,968,391)
                                                                   ------------
                                                                   $ (1,080,955)
                                                                   ============
(b) Non-income producing security.
(c) Rates shown are the rates as of September 30, 2002.
(d) Rates shown are the effective yields as of September 30, 2002.
(e) Total or partial securities on loan.
(f) Securities, or a portion thereof, pledged as collateral with a value of $846,526 on 153 short U.S. Treasury Notes futures contracts and 52 long U.S. Treasury Notes futures contracts expiring December 2002. The value of such contracts on September 30, 2002 was $23,486,156, with an unrealized loss of $173,799.
(g) Securities, or a portion thereof, with a market value of $19,817,089 have been pledged as collateral for reverse repurchase agreements. (h)Securities, or a portion thereof, subject to financing transaction.
(i) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 0.9% of its net assets in securities restricted as to resale.
(j) Security in default.
(k) Each swaption contract is equivalent to $10,000 notional amount.

                      -------------------------------------
                            INVESTMENT ABBREVIATIONS

                      ADR      American Depository Receipt
                      IO       Interest Only
                      PLC      Public Limited Company
                      PO       Principal Only
                      -------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                BLACKROCK FUNDS

                                      STATEMENT OF ASSETS AND LIABILITIES
                                              BALANCED PORTFOLIO

SEPTEMBER 30, 2002

ASSETS
   Investments at value (Cost $186,594,949) ............................................          $189,089,294
   Collateral received for securities loaned ...........................................            29,993,565
   Collateral received for swap contracts ..............................................               222,467
   Dividends receivable ................................................................               205,533
   Interest receivable .................................................................               596,475
   Interest receivable on interest rate swaps ..........................................               240,693
   Investments sold receivable .........................................................            30,749,040
   Capital shares sold receivable ......................................................               315,034
   Prepaid expenses ....................................................................                29,662
   Unrealized appreciation on interest rate swaps ......................................             1,312,807
                                                                                                  ------------
          TOTAL ASSETS .................................................................           252,754,570
                                                                                                  ------------

LIABILITIES
   Reverse repurchase agreements payable ...............................................            19,121,186
   Payable upon return of securities loaned ............................................            29,993,565
   Payable upon termination of swap contracts ..........................................               222,467
   Investments purchased payable .......................................................             7,461,050
   Capital shares redeemed payable .....................................................             1,389,320
   Advisory fees payable ...............................................................                72,574
   Administrative fees payable .........................................................                37,795
   Transfer agent fees payable .........................................................                35,366
   Other accrued expenses payable ......................................................               168,316
   Interest payable on interest rate swaps .............................................                44,983
   Payable for financing transactions ..................................................             4,527,156
   Options written, at fair value (premiums received $16,021) ..........................                37,922
   Swaptions written, at fair value (premiums received $149,660) .......................               572,238
   Futures margin payable ..............................................................                68,571
   Unrealized depreciation on interest rate swaps ......................................               272,843
                                                                                                  ------------
          TOTAL LIABILITIES ............................................................            64,025,352
                                                                                                  ------------

NET ASSETS (Applicable to 2,163,540 Institutional shares,
   304,220 Service shares, 10,420,199 Investor A shares, 3,697,219 Investor B shares and
   445,963 Investor C shares outstanding) ..............................................          $188,729,218
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($24,054,754 / 2,163,540) ...................................                $11.12
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($3,379,296 / 304,220) ............................................                $11.11
                                                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($115,667,448 / 10,420,199) ....................................                $11.10
                                                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.10 / 0.955) ....................................................................                $11.62
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($40,716,745 / 3,697,219) ......................................                $11.01
                                                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($4,910,975 / 445,963) .........................................                $11.01
                                                                                                        ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                       LARGE CAP       LARGE CAP      MID-CAP         MID-CAP
                                                         VALUE          GROWTH         VALUE           GROWTH       SMALL CAP
                                                        EQUITY          EQUITY         EQUITY          EQUITY      VALUE EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2002                  PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                    -------------    ------------    ------------  ------------    ------------
Investment income:
   Interest ..................................      $     332,556    $    226,885    $    54,202   $    302,777    $     96,879
   Securities lending income .................            488,565         177,748         72,835        221,492          70,983
   Dividends .................................         18,111,747       4,242,602      2,222,419        855,154       2,809,681
   Net investment income from master .........                 --              --             --             --              --
   Foreign taxes withheld ....................                 --              --             --             --              --
                                                    -------------    ------------    -----------   ------------    ------------
        Total investment income ..............         18,932,868       4,647,235      2,349,456      1,379,423       2,977,543
                                                    -------------    ------------    -----------   ------------    ------------
Expenses:
   Investment advisory fee ...................          6,705,299       3,214,282      1,550,453      2,907,698       1,922,593
   Administration fee ........................          2,657,222       1,317,009        445,755        835,963         803,994
   Custodian fee .............................            210,577         105,723         46,949         93,661          93,543
   Transfer agent fee ........................            532,526         263,304         84,452        222,790         189,806
   Shareholder servicing fees ................            590,328         444,395         86,701        338,658         231,040
   Shareholder processing fees ...............            446,734         359,379         67,666        228,566         150,610
   Distribution fees .........................            276,049         210,798         88,948        533,272         192,623
   Legal and audit ...........................             50,658          23,857          9,493         16,322          15,805
   Printing ..................................            331,454         155,395         44,702         95,137          87,651
   Registration fees and expenses ............             54,404          23,369         44,345         37,799          46,116
   Trustees' fees ............................             26,476          12,711          4,138          8,786           8,433
   Other .....................................             20,455           9,886          4,064         10,707           5,447
                                                    -------------    ------------    -----------   ------------    ------------
                                                       11,902,182       6,140,108      2,477,666      5,329,359       3,747,661
   Less fees waived ..........................           (575,502)       (262,175)            --             --         (43,425)
   Expenses reimbursed by advisor ............                 --              --             --             --              --
                                                    -------------    ------------    -----------   ------------    ------------
        Total operating expenses .............         11,326,680       5,877,933      2,477,666      5,329,359       3,704,236
                                                    -------------    ------------    -----------   ------------    ------------
   Interest expense ..........................                 --              --             --             --              --
                                                    -------------    ------------    -----------   ------------    ------------
        Total expenses .......................         11,326,680       5,877,933      2,477,666      5,329,359       3,704,236
                                                    -------------    ------------    -----------   ------------    ------------
   Net investment income (loss) ..............          7,606,188      (1,230,698)      (128,210)    (3,949,936)       (726,693)
                                                    -------------    ------------    -----------   ------------    ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ...............        (61,892,940)      9,821,399      7,110,713    (37,223,388)     38,255,268
     Futures and options .....................           (620,428)     (4,639,653)            --      1,513,654              --
     Swap and swaption contracts .............                 --              --             --             --              --
     Foreign currency related transactions ...             22,054              --             --             --              --
                                                    -------------    ------------    -----------   ------------    ------------
                                                      (62,491,314)      5,181,746      7,110,713    (35,709,734)     38,255,268
                                                    -------------    ------------    -----------   ------------    ------------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes) ......       (189,619,218)    (87,157,308)    (4,104,011)    10,234,919     (34,697,660)
     Futures and options .....................           (634,453)       (396,246)            --             --              --
     Swap and swaption contracts .............                 --              --             --             --              --
     Foreign currency related transactions ...                 --              --             --             --              --
                                                    -------------    ------------    -----------   ------------    ------------
                                                     (190,253,671)    (87,553,554)    (4,104,011)    10,234,919     (34,697,660)
                                                    -------------    ------------    -----------   ------------    ------------
Net gain (loss) on investments and foreign
   currency transactions .....................       (252,744,985)    (82,371,808)     3,006,702    (25,474,815)      3,557,608
                                                    -------------    ------------    -----------   ------------    ------------
Net increase (decrease) in net assets
   resulting from operations .................      $(245,138,797)   $(83,602,506)   $ 2,878,492   $(29,424,751)   $  2,830,915
                                                    =============    ============    ===========   ============    ============


                                                                                         GLOBAL SCIENCE
                                                      SMALL CAP                           & TECHNOLOGY     EUROPEAN
                                                    GROWTH EQUITY    U.S. OPPORTUNITIES   OPPORTUNITIES     EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2002                 PORTFOLIO           PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                    -------------    ------------------  --------------   -----------
Investment income:
   Interest ..................................      $     628,579       $    303,651       $    65,342    $     7,703
   Securities lending income .................            290,600                 --                --             --
   Dividends .................................            493,230            146,723            57,501        411,771
   Net investment income from master .........                 --                 --                --             --
   Foreign taxes withheld ....................                 --                 --           (21,968)       (20,391)
                                                    -------------       ------------       -----------    -----------
        Total investment income ..............          1,412,409            450,374           100,875        399,083
                                                    -------------       ------------       -----------    -----------
Expenses:
   Investment advisory fee ...................          4,122,885          2,044,534           440,533         93,153
   Administration fee ........................          1,668,197            427,493           112,581         23,806
   Custodian fee .............................            200,408             85,037            38,005         28,202
   Transfer agent fee ........................            430,644            217,934            54,800          6,079
   Shareholder servicing fees ................            553,791            395,770           109,011          9,478
   Shareholder processing fees ...............            370,650            237,995            65,426          6,029
   Distribution fees .........................            371,506            835,166           213,935         20,076
   Legal and audit ...........................             29,769              3,538               480             86
   Printing ..................................            211,820             57,955            12,201            459
   Registration fees and expenses ............             19,478             40,673            14,162         28,950
   Trustees' fees ............................             15,805              4,896             1,141            227
   Other .....................................             17,666              8,859               621         10,429
                                                    -------------       ------------       -----------    -----------
                                                        8,012,619          4,359,850         1,062,896        226,974
   Less fees waived ..........................           (148,693)           (87,139)          (56,646)       (39,202)
   Expenses reimbursed by advisor ............                 --                 --                --             --
                                                    -------------       ------------       -----------    -----------
        Total operating expenses .............          7,863,926          4,272,711         1,006,250        187,772
                                                    -------------       ------------       -----------    -----------
   Interest expense ..........................                 --                 --                --             --
                                                    -------------       ------------       -----------    -----------
        Total expenses .......................          7,863,926          4,272,711         1,006,250        187,772
                                                    -------------       ------------       -----------    -----------
   Net investment income (loss) ..............         (6,451,517)        (3,822,337)         (905,375)       211,311
                                                    -------------       ------------       -----------    -----------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ...............       (137,788,824)       (27,244,399)       (2,838,823)    (1,653,236)
     Futures and options .....................          1,611,008           (163,280)          807,556         42,255
     Swap and swaption contracts .............                 --                 --                --             --
     Foreign currency related transactions ...                 --                 --             4,304          6,301
                                                    -------------       ------------       -----------    -----------
                                                     (136,177,816)       (27,407,679)       (2,026,963)    (1,604,680)
                                                    -------------       ------------       -----------    -----------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes) ......         43,449,233         (5,429,548)       (1,762,203)      (903,009)
     Futures and options .....................                 --                 --                --             --
     Swap and swaption contracts .............                 --                 --                --             --
     Foreign currency related transactions ...                 --                 --            (5,456)         3,364
                                                    -------------       ------------       -----------    -----------
                                                       43,449,233         (5,429,548)       (1,767,659)      (899,645)
                                                    -------------       ------------       -----------    -----------
Net gain (loss) on investments and foreign
   currency transactions .....................        (92,728,583)       (32,837,227)       (3,794,622)    (2,504,325)
                                                    -------------       ------------       -----------    -----------
Net increase (decrease) in net assets
   resulting from operations .................      $ (99,180,100)      $(36,659,564)      $(4,699,997)   $(2,293,014)
                                                    =============       ============       ===========    ===========



                                                    INTERNATIONAL   INTERNATIONAL    ASIA PACIFIC
                                                       EQUITY        OPPORTUNITIES      EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2002                 PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                    -------------   -------------    ------------
Investment income:
   Interest ..................................      $    166,469      $   238,703      $   1,005
   Securities lending income .................            23,259            5,720             --
   Dividends .................................        18,496,626        2,269,937         26,021
   Net investment income from master .........                --               --             --
   Foreign taxes withheld ....................          (695,868)        (277,848)        (2,458)
                                                    ------------      -----------      ---------
        Total investment income ..............        17,990,486        2,236,512         24,568
                                                    ------------      -----------      ---------
Expenses:
   Investment advisory fee ...................         3,265,433        1,390,446         18,549
   Administration fee ........................         1,000,144          319,803          4,740
   Custodian fee .............................           239,622           97,280         38,722
   Transfer agent fee ........................           170,604          123,501            788
   Shareholder servicing fees ................           174,899          197,127            195
   Shareholder processing fees ...............           144,680          118,511            119
   Distribution fees .........................            47,578          381,511            140
   Legal and audit ...........................             7,806            2,137             18
   Printing ..................................           123,719           39,186          1,026
   Registration fees and expenses ............            67,826           36,273         32,349
   Trustees' fees ............................             8,600            3,105             46
   Other .....................................            22,147           25,472         16,087
                                                    ------------      -----------      ---------
                                                       5,273,058        2,734,352        112,779
   Less fees waived ..........................          (252,743)        (133,079)       (23,289)
   Expenses reimbursed by advisor ............                --               --        (59,100)
                                                    ------------      -----------      ---------
        Total operating expenses .............         5,020,315        2,601,273         30,390
                                                    ------------      -----------      ---------
   Interest expense ..........................                --               --             --
                                                    ------------      -----------      ---------
        Total expenses .......................         5,020,315        2,601,273         30,390
                                                    ------------      -----------      ---------
   Net investment income (loss) ..............        12,970,171         (364,761)        (5,822)
                                                    ------------      -----------      ---------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ...............       (71,292,252)       3,908,941       (319,493)
     Futures and options .....................            35,333               --          7,076
     Swap and swaption contracts .............                --               --             --
     Foreign currency related transactions ...          (242,584)        (320,780)           704
                                                    ------------      -----------      ---------
                                                     (71,499,503)       3,588,161       (311,713)
                                                    ------------      -----------      ---------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes) ......        19,668,335       (1,450,192)       261,729
     Futures and options .....................                --               --             --
     Swap and swaption contracts .............                --               --             --
     Foreign currency related transactions ...           174,317          (48,049)        (2,071)
                                                    ------------      -----------      ---------
                                                      19,842,652       (1,498,241)       259,658
                                                    ------------      -----------      ---------
Net gain (loss) on investments and foreign
   currency transactions .....................       (51,656,851)       2,089,920        (52,055)
                                                    ------------      -----------      ---------
Net increase (decrease) in net assets
   resulting from operations .................      $(38,686,680)     $ 1,725,159      $ (57,877)
                                                    ============      ===========      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


60 & 61

                                 BLACKROCK FUNDS

                                                             SELECT                    INDEX
                                                             EQUITY                    EQUITY                   BALANCED
FOR THE YEAR ENDED SEPTEMBER 30, 2002                       PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                           ------------             -------------              ------------
Investment income:
   Interest ...........................................    $    132,821             $          --              $  9,628,509
   Securities lending income ..........................         205,695                        --                    86,990
   Dividends ..........................................       7,406,562                        --                 2,716,134
   Net investment income from master ..................              --                25,695,385                        --
   Foreign taxes withheld .............................              --                        --                        --
                                                           ------------             -------------              ------------
        Total investment income .......................       7,745,078                25,695,385                12,431,633
                                                           ------------             -------------              ------------
Expenses:
   Investment advisory fee ............................       3,607,315                        --                 1,941,401
   Administration fee .................................       1,462,630                 3,655,489                   810,286
   Custodian fee ......................................         112,596                        --                   132,414
   Transfer agent fee .................................         280,926                 1,158,897                   293,587
   Shareholder servicing fees .........................         345,448                 2,400,553                   623,378
   Shareholder processing fees ........................         266,091                 1,501,760                   393,290
   Distribution fees ..................................         295,512                 4,761,110                   507,698
   Legal and audit ....................................          25,969                    82,508                     7,952
   Printing ...........................................         184,834                   414,705                    44,058
   Registration fees and expenses .....................          46,094                    41,782                    48,773
   Trustees' fees .....................................          15,096                    33,160                     7,297
   Other ..............................................          13,566                    81,469                    15,808
                                                           ------------             -------------              ------------
                                                              6,656,077                14,131,433                 4,825,942
   Less fees waived ...................................        (370,981)               (1,291,010)                  (92,462)
   Expenses reimbursed by advisor .....................              --                        --                        --
                                                           ------------             -------------              ------------
        Total operating expenses ......................       6,285,096                12,840,423                 4,733,480
                                                           ------------             -------------              ------------
   Interest expense ...................................              --                        --                   246,512
                                                           ------------             -------------              ------------
        Total expenses ................................       6,285,096                12,840,423                 4,979,992
                                                           ------------             -------------              ------------
   Net investment income ..............................       1,459,982                12,854,962                 7,451,641
                                                           ------------             -------------              ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ........................     (21,284,095)              (81,697,824)              (23,012,472)
     Futures and options ..............................        (719,355)              (10,140,959)               (2,407,757)
     Swap and swaption contracts ......................              --                        --                   306,872
     Foreign currency related transactions ............              --                        --                        --
                                                           ------------             -------------              ------------
                                                            (22,003,450)              (91,838,783)              (25,113,357)
                                                           ------------             -------------              ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ...............     (50,099,077)             (347,297,338)               (6,262,392)
     Futures and options ..............................         (34,463)               (2,336,335)                  (23,244)
     Swap and swaption contracts ......................              --                        --                   131,964
     Foreign currency related transactions ............              --                        --                        --
                                                           ------------             -------------              ------------
                                                            (50,133,540)             (349,633,673)               (6,153,672)
                                                           ------------             -------------              ------------
Net loss on investments and foreign
   currency transactions ..............................     (72,136,990)             (441,472,456)              (31,267,029)
                                                           ------------             -------------              ------------
Net decrease in net assets resulting from
   operations .........................................    $(70,677,008)            $(428,617,494)             $(23,815,388)
                                                           ============             =============              ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                LARGE CAP                         LARGE CAP
                                                                         VALUE EQUITY PORTFOLIO            GROWTH EQUITY PORTFOLIO
                                                                     -------------------------------  -----------------------------
                                                                         FOR THE         FOR THE        FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                         9/30/02         9/30/01        9/30/02        9/30/01 1
                                                                     ---------------  --------------  -------------  --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................................... $     7,606,188  $   18,867,224  $  (1,230,698) $   (2,909,419)
    Net realized gain (loss) on investments, futures, options and swap and swaption contracts and foreign currency related
      transactions .................................................     (62,491,314)     58,060,557      5,181,746    (421,592,525)
    Net unrealized gain (loss) on investments, futures, options and swap and swaption contracts and foreign currency related
      transactions .................................................    (190,253,671)   (220,969,967)   (87,553,554)   (553,526,158)
                                                                     ---------------  --------------  -------------  --------------
    Net increase (decrease) in net assets
      resulting from operations ....................................    (245,138,797)   (144,042,186)   (83,602,506)   (978,028,102)
                                                                     ---------------  --------------  -------------  --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ............................................      (6,688,642)    (16,581,599)            --              --
    Service Class ..................................................        (600,136)     (2,238,842)            --              --
    Investor A Class ...............................................        (229,558)       (299,195)            --              --
    Investor B Class ...............................................              --              --             --              --
    Investor C Class ...............................................              --              --             --              --
                                                                     ---------------  --------------  -------------  --------------
    Total distributions from net investment income .................      (7,518,336)    (19,119,636)            --              --
                                                                     ---------------  --------------  -------------  --------------
  Capital:
    Institutional Class ............................................              --              --             --        (123,926)
    Service Class ..................................................              --              --             --         (29,976)
    Investor A Class ...............................................              --              --             --          (8,797)
    Investor B Class ...............................................              --              --             --          (6,944)
    Investor C Class ...............................................              --              --             --          (1,216)
                                                                     ---------------  --------------  -------------  --------------
    Total distributions from capital ...............................              --              --             --        (170,859)
                                                                     ---------------  --------------  -------------  --------------
  Short-term and foreign currency gains:
    Institutional Class ............................................              --              --             --     (50,908,376)
    Service Class ..................................................              --              --             --     (12,314,165)
    Investor A Class ...............................................              --              --             --      (3,613,711)
    Investor B Class ...............................................              --              --             --      (2,852,660)
    Investor C Class ...............................................              --              --             --        (499,648)
                                                                     ---------------  --------------  -------------  --------------
    Total distributions from short-term and foreign currency gains .              --              --             --     (70,188,560)
                                                                     ---------------  --------------  -------------  --------------
  Long-term gains:
    Institutional Class ............................................     (37,916,978)   (146,936,136)            --     (96,297,344)
    Service Class ..................................................      (6,700,090)    (27,781,659)            --     (23,290,609)
    Investor A Class ...............................................      (2,018,751)     (4,459,509)            --      (6,839,770)
    Investor B Class ...............................................        (856,460)     (2,390,358)            --      (5,396,153)
    Investor C Class ...............................................        (299,945)       (659,088)            --        (945,123)
                                                                     ---------------  --------------  -------------  --------------
    Total distributions from long-term gains .......................     (47,792,224)   (182,226,750)            --    (132,768,999)
                                                                     ---------------  --------------  -------------  --------------
    Total distributions to shareholders ............................     (55,310,560)   (201,346,386)            --    (203,128,418)
                                                                     ---------------  --------------  -------------  --------------
Capital share transactions .........................................    (793,287,926)   (213,292,564)  (416,275,966)    245,906,655
                                                                     ---------------  --------------  -------------  --------------
    Total increase (decrease) in net assets ........................  (1,093,737,283)   (558,681,136)  (499,878,472)   (935,249,865)
Net assets:
    Beginning of period ............................................   1,696,656,708   2,255,337,844    782,600,805   1,717,850,670
                                                                     ---------------  --------------  -------------  --------------
    End of period .................................................. $   602,919,425  $1,696,656,708  $ 282,722,333  $  782,600,805
                                                                     ===============  ==============  =============  ==============

                                                                             MID-CAP VALUE                  MID-CAP GROWTH
                                                                            EQUITY PORTFOLIO               EQUITY PORTFOLIO
                                                                     ---------------------------    -----------------------------
                                                                        FOR THE       FOR THE          FOR THE         FOR THE
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                        9/30/02        9/30/01         9/30/02        9/30/01 1
                                                                     -------------  ------------    -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................................... $    (128,210) $  1,629,581    $  (3,949,936)  $  (1,358,398)
    Net realized gain (loss) on investments, futures, options and swap and swaption contracts and foreign currency related
      transactions .................................................     7,110,713      (523,440)     (35,709,734)   (368,601,639)
    Net unrealized gain (loss) on investments, futures, options and swap and swaption contracts and foreign currency related
      transactions .................................................    (4,104,011)  (24,932,513)      10,234,919    (204,229,864)
                                                                     -------------  ------------    -------------   -------------
    Net increase (decrease) in net assets
      resulting from operations ....................................     2,878,492   (23,826,372)     (29,424,751)   (574,189,901)
                                                                     -------------  ------------    -------------   -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ............................................      (236,522)   (1,328,495)              --              --
    Service Class ..................................................            --      (119,180)              --              --
    Investor A Class ...............................................            --        (8,249)              --              --
    Investor B Class ...............................................            --        (2,426)              --              --
    Investor C Class ...............................................            --          (780)              --              --
                                                                     -------------  ------------    -------------   -------------
    Total distributions from net investment income .................      (236,522)   (1,459,130)              --              --
                                                                     -------------  ------------    -------------   -------------
  Capital:
    Institutional Class ............................................            --            --               --         (36,095)
    Service Class ..................................................            --            --               --          (3,316)
    Investor A Class ...............................................            --            --               --          (5,137)
    Investor B Class ...............................................            --            --               --          (7,521)
    Investor C Class ...............................................            --            --               --          (3,764)
                                                                     -------------  ------------    -------------   -------------
    Total distributions from capital ...............................            --            --               --         (55,833)
                                                                     -------------  ------------    -------------   -------------
  Short-term and foreign currency gains:
    Institutional Class ............................................            --            --               --    (154,958,687)
    Service Class ..................................................            --            --               --     (14,236,993)
    Investor A Class ...............................................            --            --               --     (22,052,722)
    Investor B Class ...............................................            --            --               --     (32,288,478)
    Investor C Class ...............................................            --            --               --     (16,158,473)
                                                                     -------------  ------------    -------------   -------------
    Total distributions from short-term and foreign currency gains .            --            --               --    (239,695,353)
                                                                     -------------  ------------    -------------   -------------
  Long-term gains:
    Institutional Class ............................................       (59,779)   (3,694,446)              --     (18,281,263)
    Service Class ..................................................            --      (311,567)              --      (1,679,339)
    Investor A Class ...............................................            --       (68,213)              --      (2,601,367)
    Investor B Class ...............................................            --       (87,238)              --      (3,807,955)
    Investor C Class ...............................................            --       (28,063)              --      (1,902,728)
                                                                     -------------  ------------    -------------   -------------
    Total distributions from long-term gains .......................       (59,779)   (4,189,527)              --     (28,272,652)
                                                                     -------------  ------------    -------------   -------------
    Total distributions to shareholders ............................      (296,301)   (5,648,657)              --    (268,023,838)
                                                                     -------------  ------------    -------------   -------------
Capital share transactions .........................................  (165,773,984)   34,461,673     (246,668,549)    306,486,320
                                                                     -------------  ------------    -------------   -------------
    Total increase (decrease) in net assets ........................  (163,191,793)    4,986,644     (276,093,300)   (535,727,419)
Net assets:
    Beginning of period ............................................   249,640,969   244,654,325      450,024,763     985,752,182
                                                                     -------------  ------------    -------------   -------------
    End of period .................................................. $  86,449,176  $249,640,969    $ 173,931,463   $ 450,024,763
                                                                     =============  ============    =============   =============

                                                                               SMALL CAP
                                                                        VALUE EQUITY PORTFOLIO
                                                                     ----------------------------
                                                                        FOR THE         FOR THE
                                                                       YEAR ENDED      YEAR ENDED
                                                                        9/30/02        9/30/01 1
                                                                     -------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ................................... $    (726,693)  $  4,149,879
    Net realized gain (loss) on investments, futures, options and swap and swaption contracts and foreign currency related
      transactions .................................................    38,255,268     59,233,729
    Net unrealized gain (loss) on investments, futures, options and swap and swaption contracts and foreign currency related
      transactions .................................................   (34,697,660)   (56,974,908)
                                                                     -------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ....................................     2,830,915      6,408,700
                                                                     -------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ............................................      (166,474)    (3,768,380)
    Service Class ..................................................            --       (305,814)
    Investor A Class ...............................................            --       (114,517)
    Investor B Class ...............................................            --         (9,555)
    Investor C Class ...............................................            --         (3,821)
                                                                     -------------   ------------
    Total distributions from net investment income .................      (166,474)    (4,202,087)
                                                                     -------------   ------------
  Capital:
    Institutional Class ............................................            --             --
    Service Class ..................................................            --             --
    Investor A Class ...............................................            --             --
    Investor B Class ...............................................            --             --
    Investor C Class ...............................................            --             --
                                                                     -------------   ------------
    Total distributions from capital ...............................            --             --
                                                                     -------------   ------------
  Short-term and foreign currency gains:
    Institutional Class ............................................    (7,904,498)   (11,674,979)
    Service Class ..................................................      (830,956)    (1,286,312)
    Investor A Class ...............................................      (972,665)      (658,706)
    Investor B Class ...............................................      (419,728)      (373,447)
    Investor C Class ...............................................      (173,690)      (128,073)
                                                                     -------------   ------------
    Total distributions from short-term and foreign currency gains .   (10,301,537)   (14,121,517)
                                                                     -------------   ------------
  Long-term gains:
    Institutional Class ............................................   (38,489,057)   (10,886,455)
    Service Class ..................................................    (4,125,511)    (1,199,435)
    Investor A Class ...............................................    (4,829,223)      (614,217)
    Investor B Class ...............................................    (2,083,854)      (348,225)
    Investor C Class ...............................................      (862,361)      (119,424)
                                                                     -------------   ------------
    Total distributions from long-term gains .......................   (50,390,006)   (13,167,756)
                                                                     -------------   ------------
    Total distributions to shareholders ............................   (60,858,017)   (31,491,360)
                                                                     -------------   ------------
Capital share transactions .........................................  (213,707,486)   (72,836,697)
                                                                     -------------   ------------
    Total increase (decrease) in net assets ........................  (271,734,588)   (97,919,357)
Net assets:
    Beginning of period ............................................   466,107,164    564,026,521
                                                                     -------------   ------------
    End of period .................................................. $ 194,372,576   $466,107,164
                                                                     =============   ============

----------
1 Certain prior year amounts were reclassified to conform to current year presentation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


64 & 65

                                 BLACKROCK FUNDS


                                                                                 SMALL CAP                  U.S. OPPORTUNITIES
                                                                          GROWTH EQUITY PORTFOLIO                PORTFOLIO
                                                                      -------------------------------  ----------------------------
                                                                         FOR THE         FOR THE          FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                         9/30/02         9/30/01 1        9/30/02        9/30/01 1
                                                                      --------------  ---------------  -------------  -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .................................... $   (6,451,517) $     7,012,326  $  (3,822,337) $  (2,203,553)
    Net realized loss on investments, futures, options, swap and
      swaption contracts and foreign currency related transactions ..   (136,177,816)    (586,973,139)   (27,407,679)  (106,713,021)
    Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions ..................................................     43,449,233     (865,885,187)    (5,429,548)  (136,299,142)
                                                                      --------------  ---------------  -------------  -------------
    Net decrease in net assets resulting from operations ............    (99,180,100)  (1,445,846,000)   (36,659,564)  (245,215,716)
                                                                      --------------  ---------------  -------------  -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................             --       (7,916,980)      (749,219)            --
    Service Class ...................................................             --         (772,672)       (17,936)            --
    Investor A Class ................................................             --         (435,129)      (803,632)            --
    Investor B Class ................................................             --         (243,467)      (593,139)            --
    Investor C Class ................................................             --         (125,801)      (306,144)            --
                                                                      --------------  ---------------  -------------  -------------
    Total distributions from net investment income ..................             --       (9,494,049)    (2,470,070)            --
                                                                      --------------  ---------------  -------------  -------------
  Capital:
    Institutional Class .............................................             --       (5,941,182)            --         (3,242)
    Service Class ...................................................             --         (904,232)            --            (85)
    Investor A Class ................................................             --         (509,217)            --         (4,994)
    Investor B Class ................................................             --         (284,921)            --         (7,365)
    Investor C Class ................................................             --         (147,222)            --         (4,443)
                                                                      --------------  ---------------  -------------  -------------
    Total distributions from capital ................................             --       (7,786,774)            --        (20,129)
                                                                      --------------  ---------------  -------------  -------------
  Short-term and foreign currency gains:
    Institutional Class .............................................             --     (222,103,027)            --    (19,876,139)
    Service Class ...................................................             --      (33,803,514)            --       (523,723)
    Investor A Class ................................................             --      (19,036,401)            --    (30,610,561)
    Investor B Class ................................................             --      (10,651,389)            --    (45,145,711)
    Investor C Class ................................................             --       (5,503,711)            --    (27,232,443)
                                                                      --------------  ---------------  -------------  -------------
    Total distributions from short-term and foreign currency gains ..             --     (291,098,042)            --   (123,388,577)
                                                                      --------------  ---------------  -------------  -------------
  Long-term gains:
    Institutional Class .............................................             --     (289,497,370)            --       (935,254)
    Service Class ...................................................             --      (44,062,807)            --        (24,643)
    Investor A Class ................................................             --      (24,817,089)            --     (1,435,409)
    Investor B Class ................................................             --      (13,879,317)            --     (2,129,619)
    Investor C Class ................................................             --       (7,173,745)            --     (1,281,396)
                                                                      --------------  ---------------  -------------  -------------
    Total distributions from long-term gains ........................             --     (379,430,328)            --     (5,806,321)
                                                                      --------------  ---------------  -------------  -------------
    Total distributions to shareholders .............................             --     (687,809,193)    (2,470,070)  (129,215,027)
                                                                      --------------  ---------------  -------------  -------------
Capital share transactions ..........................................   (692,787,800)     426,089,131    (64,452,454)   (23,917,425)
                                                                      --------------  ---------------  -------------  -------------
Redemption fees .....................................................             --               --             --             --
                                                                      --------------  ---------------  -------------  -------------
    Total increase (decrease) in net assets .........................   (791,967,900)  (1,707,566,062)  (103,582,088)  (398,348,168)
Net assets:
    Beginning of period .............................................  1,125,091,688    2,832,657,750    209,567,747    607,915,915
                                                                      --------------  ---------------  -------------  -------------
    End of period ................................................... $  333,123,788  $ 1,125,091,688  $ 105,985,659  $ 209,567,747
                                                                      ==============  ===============  =============  =============

                                                                            GLOBAL SCIENCE
                                                                      & TECHNOLOGY OPPORTUNITIES               EUROPEAN
                                                                               PORTFOLIO                   EQUITY PORTFOLIO
                                                                      ---------------------------    -----------------------------
                                                                         FOR THE       FOR THE         FOR THE           FOR THE
                                                                       YEAR ENDED     YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                                         9/30/02        9/30/01         9/30/02          9/30/01 1
                                                                      ------------   ------------    -----------       -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .................................... $   (905,375)  $   (688,328)   $   211,311       $   (16,619)
    Net realized loss on investments, futures, options, swap and
      swaption contracts and foreign currency related transactions ..   (2,026,963)   (78,125,174)    (1,604,680)       (1,687,119)
    Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions ..................................................   (1,767,659)   (24,457,286)      (899,645)       (1,207,786)
                                                                      ------------   ------------    -----------       -----------
    Net decrease in net assets resulting from operations ............   (4,699,997)  (103,270,788)    (2,293,014)       (2,911,524)
                                                                      ------------   ------------    -----------       -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................           --             --       (145,115)           (4,043)
    Service Class ...................................................           --             --             (2)               --
    Investor A Class ................................................           --             --        (13,745)               --
    Investor B Class ................................................           --             --        (19,360)               --
    Investor C Class ................................................           --             --         (6,775)               --
                                                                      ------------   ------------    -----------       -----------
    Total distributions from net investment income ..................           --             --       (184,997)           (4,043)
                                                                      ------------   ------------    -----------       -----------
  Capital:
    Institutional Class .............................................           --             --             --                --
    Service Class ...................................................           --             --             --                --
    Investor A Class ................................................           --             --             --                --
    Investor B Class ................................................           --             --             --                --
    Investor C Class ................................................           --             --             --                --
                                                                      ------------   ------------    -----------       -----------
    Total distributions from capital ................................           --             --             --                --
                                                                      ------------   ------------    -----------       -----------
  Short-term and foreign currency gains:
    Institutional Class .............................................           --             --             --           (17,936)
    Service Class ...................................................           --             --             --                --
    Investor A Class ................................................           --             --             --                --
    Investor B Class ................................................           --             --             --                --
    Investor C Class ................................................           --             --             --                --
                                                                      ------------   ------------    -----------       -----------
    Total distributions from short-term and foreign currency gains ..           --             --             --           (17,936)
                                                                      ------------   ------------    -----------       -----------
  Long-term gains:
    Institutional Class .............................................           --             --             --                --
    Service Class ...................................................           --             --             --                --
    Investor A Class ................................................           --             --             --                --
    Investor B Class ................................................           --             --             --                --
    Investor C Class ................................................           --             --             --                --
                                                                      ------------   ------------    -----------       -----------
    Total distributions from long-term gains ........................           --             --             --                --
                                                                      ------------   ------------    -----------       -----------
    Total distributions to shareholders .............................           --             --       (184,997)          (21,979)
                                                                      ------------   ------------    -----------       -----------
Capital share transactions ..........................................  (17,355,420)    16,774,755        682,827         6,650,982
                                                                      ------------   ------------    -----------       -----------
Redemption fees .....................................................           --             --          6,386                --
                                                                      ------------   ------------    -----------       -----------
    Total increase (decrease) in net assets .........................  (22,055,417)   (86,496,033)    (1,788,798)        3,717,479
Net assets:
    Beginning of period .............................................   49,528,720    136,024,753      9,519,602         5,802,123
                                                                      ------------   ------------    -----------       -----------
    End of period ................................................... $ 27,473,303   $ 49,528,720    $ 7,730,804       $ 9,519,602
                                                                      ============   ============    ===========       ===========


                                                                               INTERNATIONAL
                                                                             EQUITY PORTFOLIO
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                         9/30/02          9/30/01
                                                                      -------------   --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .................................... $  12,970,171   $    3,250,596
    Net realized loss on investments, futures, options, swap and
      swaption contracts and foreign currency related transactions ..   (71,499,503)    (149,383,525)
    Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions ..................................................    19,842,652      (91,047,306)
                                                                      -------------   --------------
    Net decrease in net assets resulting from operations ............   (38,686,680)    (237,180,235)
                                                                      -------------   --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................            --               --
    Service Class ...................................................            --               --
    Investor A Class ................................................            --               --
    Investor B Class ................................................            --               --
    Investor C Class ................................................            --               --
                                                                      -------------   --------------
    Total distributions from net investment income ..................            --               --
                                                                      -------------   --------------
  Capital:
    Institutional Class .............................................      (135,766)              --
    Service Class ...................................................       (24,880)              --
    Investor A Class ................................................        (9,827)              --
    Investor B Class ................................................        (1,520)              --
    Investor C Class ................................................          (582)              --
                                                                      -------------   --------------
    Total distributions from capital ................................      (172,575)              --
                                                                      -------------   --------------
  Short-term and foreign currency gains:
    Institutional Class .............................................            --               --
    Service Class ...................................................            --               --
    Investor A Class ................................................            --               --
    Investor B Class ................................................            --               --
    Investor C Class ................................................            --               --
                                                                      -------------   --------------
    Total distributions from short-term and foreign currency gains ..            --               --
                                                                      -------------   --------------
  Long-term gains:
    Institutional Class .............................................    (2,023,139)    (140,257,963)
    Service Class ...................................................      (368,858)     (20,488,401)
    Investor A Class ................................................      (145,702)      (4,555,158)
    Investor B Class ................................................       (22,542)      (1,307,213)
    Investor C Class ................................................        (8,627)        (287,404)
                                                                      -------------   --------------
    Total distributions from long-term gains ........................    (2,568,868)    (166,896,139)
                                                                      -------------   --------------
    Total distributions to shareholders .............................    (2,741,443)    (166,896,139)
                                                                      -------------   --------------
Capital share transactions ..........................................  (192,832,486)    (334,908,130)
                                                                      -------------   --------------
Redemption fees .....................................................       187,774               --
                                                                      -------------   --------------
    Total increase (decrease) in net assets .........................  (234,072,835)    (738,984,504)
Net assets:
    Beginning of period .............................................   544,483,224    1,283,467,728
                                                                      -------------   --------------
    End of period ................................................... $ 310,410,389   $  544,483,224
                                                                      =============   ==============

----------
1 Certain prior year amounts were reclassified to conform to current year presentation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


66 & 67

                                 BLACKROCK FUNDS

                                                                              INTERNATIONAL
                                                                              OPPORTUNITIES                    ASIA PACIFIC
                                                                                PORTFOLIO                    EQUITY PORTFOLIO
                                                                      ----------------------------     --------------------------
                                                                        FOR THE         FOR THE          FOR THE         FOR THE
                                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                        9/30/02          9/30/01         9/30/02         9/30/01
                                                                      ------------    ------------     ----------     -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...................................  $   (364,761)   $  1,606,883     $   (5,822)    $     2,544
    Net realized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions .................................................     3,588,161     (49,684,163)      (311,713)       (858,751)
    Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions .................................................    (1,498,241)    (29,670,039)       259,658        (201,657)
                                                                      ------------    ------------     ----------     -----------
    Net increase (decrease) in net assets
      resulting from operations ....................................     1,725,159     (77,747,319)       (57,877)     (1,057,864)
                                                                      ------------    ------------     ----------     -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ............................................            --              --         (5,615)         (2,704)
    Service Class ..................................................            --              --             --              --
    Investor A Class ...............................................            --              --             --             (33)
    Investor B Class ...............................................            --              --             --              (5)
    Investor C Class ...............................................            --              --             --              (2)
                                                                      ------------    ------------     ----------     -----------
    Total distributions from net investment income .................            --              --         (5,615)         (2,744)
                                                                      ------------    ------------     ----------     -----------
  Capital:
    Institutional Class ............................................            --            (507)            --              --
    Service Class ..................................................            --              (4)            --              --
    Investor A Class ...............................................            --            (277)            --              --
    Investor B Class ...............................................            --            (378)            --              --
    Investor C Class ...............................................            --            (293)            --              --
                                                                      ------------    ------------     ----------     -----------
    Total distributions from capital ...............................            --          (1,459)            --              --
                                                                      ------------    ------------     ----------     -----------
  Short-term and foreign currency gains:
    Institutional Class ............................................            --        (150,305)       (13,034)        (64,506)
    Service Class ..................................................            --          (1,097)            --              (2)
    Investor A Class ...............................................            --         (82,249)            --            (779)
    Investor B Class ...............................................            --        (112,208)            --            (112)
    Investor C Class ...............................................            --         (86,782)            --             (52)
                                                                      ------------    ------------     ----------     -----------
    Total distributions from short-term and foreign currency gains .            --        (432,641)       (13,034)        (65,451)
                                                                      ------------    ------------     ----------     -----------
  Long-term gains:
    Institutional Class ............................................            --              --             --              --
    Service Class ..................................................            --              --             --              --
    Investor A Class ...............................................            --              --             --              --
    Investor B Class ...............................................            --              --             --              --
    Investor C Class ...............................................            --              --             --              --
                                                                      ------------    ------------     ----------     -----------
    Total distributions from long-term gains .......................            --              --             --              --
                                                                      ------------    ------------     ----------     -----------
    Total distributions to shareholders ............................            --        (434,100)       (18,649)        (68,195)
                                                                      ------------    ------------     ----------     -----------
Capital share transactions .........................................   (15,454,798)     (8,682,469)       (73,384)        241,022
                                                                      ------------    ------------     ----------     -----------
Redemption fees ....................................................       323,149              --          2,961              --
                                                                      ------------    ------------     ----------     -----------
    Total decrease in net assets ...................................   (13,406,490)    (86,863,888)      (146,949)       (885,037)
Net assets:
    Beginning of period ............................................   138,725,901     225,589,789      1,971,441       2,856,478
                                                                      ------------    ------------     ----------     -----------
    End of period ..................................................  $125,319,411    $138,725,901     $1,824,492     $ 1,971,441
                                                                      ============    ============     ==========     ===========

                                                                                   SELECT                          INDEX
                                                                              EQUITY PORTFOLIO                EQUITY PORTFOLIO
                                                                      -----------------------------  ------------------------------
                                                                          FOR THE      FOR THE          FOR THE         FOR THE
                                                                        YEAR ENDED    YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                         9/30/02       9/30/01 1        9/30/02         9/30/01
                                                                      -------------  --------------  --------------  --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...................................  $   1,459,982  $    3,775,517  $   12,854,962  $    8,070,277
    Net realized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions .................................................    (22,003,450)    (97,015,109)    (91,838,783)    (11,378,805)
    Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions .................................................    (50,133,540)   (512,526,780)   (349,633,673)   (582,598,312)
                                                                      -------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from operations ....................................    (70,677,008)   (605,766,372)   (428,617,494)   (585,906,840)
                                                                      -------------  --------------  --------------  --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ............................................             --      (3,733,951)     (9,983,695)     (5,289,041)
    Service Class ..................................................             --        (329,171)       (729,259)     (1,699,762)
    Investor A Class ...............................................             --         (35,684)     (2,138,035)       (283,907)
    Investor B Class ...............................................             --              --              --              --
    Investor C Class ...............................................             --              --              --              --
                                                                      -------------  --------------  --------------  --------------
    Total distributions from net investment income .................             --      (4,098,806)    (12,850,989)     (7,272,710)
                                                                      -------------  --------------  --------------  --------------
  Capital:
    Institutional Class ............................................             --      (1,453,678)             --              --
    Service Class ..................................................             --        (238,855)             --              --
    Investor A Class ...............................................             --         (73,466)             --              --
    Investor B Class ...............................................             --         (80,418)             --              --
    Investor C Class ...............................................             --          (9,429)             --              --
                                                                      -------------  --------------  --------------  --------------
    Total distributions from capital ...............................             --      (1,855,846)             --              --
                                                                      -------------  --------------  --------------  --------------
  Short-term and foreign currency gains:
    Institutional Class ............................................             --        (287,071)             --              --
    Service Class ..................................................             --         (47,098)             --              --
    Investor A Class ...............................................             --         (14,514)             --              --
    Investor B Class ...............................................             --         (16,271)             --              --
    Investor C Class ...............................................             --          (1,908)             --              --
                                                                      -------------  --------------  --------------  --------------
    Total distributions from short-term and foreign currency gains .             --        (366,862)             --              --
                                                                      -------------  --------------  --------------  --------------
  Long-term gains:
    Institutional Class ............................................             --    (212,904,294)             --              --
    Service Class ..................................................             --     (34,929,706)             --              --
    Investor A Class ...............................................             --     (10,765,068)             --              --
    Investor B Class ...............................................             --     (12,069,524)             --              --
    Investor C Class ...............................................             --      (1,414,815)             --              --
                                                                      -------------  --------------  --------------  --------------
    Total distributions from long-term gains .......................             --    (272,083,407)             --              --
                                                                      -------------  --------------  --------------  --------------
    Total distributions to shareholders ............................             --    (278,404,921)    (12,850,989)     (7,272,710)
                                                                      -------------  --------------  --------------  --------------
Capital share transactions .........................................   (722,418,569)     (3,577,853)    343,911,312     134,106,238
                                                                      -------------  --------------  --------------  --------------
Redemption fees ....................................................             --              --              --              --
                                                                      -------------  --------------  --------------  --------------
    Total decrease in net assets ...................................   (793,095,577)   (887,749,146)    (97,557,171)   (459,073,312)
Net assets:
    Beginning of period ............................................    980,609,379   1,868,358,525   1,570,979,959   2,030,053,271
                                                                      -------------  --------------  --------------  --------------
    End of period ..................................................  $ 187,513,802  $  980,609,379  $1,473,422,788  $1,570,979,959
                                                                      =============  ==============  ==============  ==============

                                                                           BALANCED PORTFOLIO
                                                                      -----------------------------
                                                                         FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED
                                                                         9/30/02         9/30/01 1
                                                                      -------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...................................  $   7,451,641   $  13,336,187
    Net realized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions .................................................    (25,113,357)    (34,869,768)
    Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
      transactions .................................................     (6,153,672)   (141,825,510)
                                                                      -------------   -------------
    Net increase (decrease) in net assets
      resulting from operations ....................................    (23,815,388)   (163,359,091)
                                                                      -------------   -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ............................................     (1,850,151)     (7,208,526)
    Service Class ..................................................       (374,339)     (3,732,583)
    Investor A Class ...............................................     (4,146,870)     (2,580,642)
    Investor B Class ...............................................       (984,216)     (1,050,371)
    Investor C Class ...............................................       (127,004)       (148,018)
                                                                      -------------   -------------
    Total distributions from net investment income .................     (7,482,580)    (14,720,140)
                                                                      -------------   -------------
  Capital:
    Institutional Class ............................................             --              --
    Service Class ..................................................             --              --
    Investor A Class ...............................................             --              --
    Investor B Class ...............................................             --              --
    Investor C Class ...............................................             --              --
                                                                      -------------   -------------
    Total distributions from capital ...............................             --              --
                                                                      -------------   -------------
  Short-term and foreign currency gains:
    Institutional Class ............................................             --      (1,606,127)
    Service Class ..................................................             --        (893,787)
    Investor A Class ...............................................             --        (674,340)
    Investor B Class ...............................................             --        (448,471)
    Investor C Class ...............................................             --         (51,183)
                                                                      -------------   -------------
    Total distributions from short-term and foreign currency gains .             --      (3,673,908)
                                                                      -------------   -------------
  Long-term gains:
    Institutional Class ............................................             --     (49,709,138)
    Service Class ..................................................             --     (27,662,411)
    Investor A Class ...............................................             --     (20,870,598)
    Investor B Class ...............................................             --     (13,880,021)
    Investor C Class ...............................................             --      (1,584,099)
                                                                      -------------   -------------
    Total distributions from long-term gains .......................             --    (113,706,267)
                                                                      -------------   -------------
    Total distributions to shareholders ............................     (7,482,580)   (132,100,315)
                                                                      -------------   -------------
Capital share transactions .........................................   (318,544,958)    (13,484,025)
                                                                      -------------   -------------
Redemption fees ....................................................             --              --
                                                                      -------------   -------------
    Total decrease in net assets ...................................   (349,842,926)   (308,943,431)
Net assets:
    Beginning of period ............................................    538,572,144     847,515,575
                                                                      -------------   -------------
    End of period ..................................................  $ 188,729,218   $ 538,572,144
                                                                      =============   =============

----------
1 Certain prior year amounts were reclassified to conform to current year presentation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


68 & 69

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                                       NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS  DISTRIBUTIONS    ASSET
                               VALUE         NET         INVESTMENTS      FROM NET       FROM NET       VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT      REALIZED      END OF         TOTAL
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME          GAINS       PERIOD        RETURN
===============================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/02                       $12.60       $ 0.10          $ (3.42)        $(0.09)        $(0.37)      $ 8.82        (27.41)%
9/30/01                        15.13         0.14            (1.28)         (0.14)         (1.25)       12.60         (8.22)
9/30/00                        15.75         0.16             0.79          (0.16)         (1.41)       15.13          6.24
9/30/99                        14.69         0.22             2.01          (0.22)         (0.95)       15.75         15.38
9/30/98                        17.53         0.22            (0.58)         (0.23)         (2.25)       14.69         (2.27)

SERVICE CLASS
9/30/02                       $12.61       $ 0.06          $ (3.42)        $(0.05)        $(0.37)      $ 8.83        (27.66)%
9/30/01                        15.13         0.10            (1.27)         (0.10)         (1.25)       12.61         (8.44)
9/30/00                        15.75         0.11             0.79          (0.11)         (1.41)       15.13          5.91
9/30/99                        14.69         0.16             2.02          (0.17)         (0.95)       15.75         15.03
9/30/98                        17.52         0.21            (0.61)         (0.18)         (2.25)       14.69         (2.50)

INVESTOR A CLASS
9/30/02                       $12.59       $ 0.02          $ (3.39)        $(0.02)        $(0.37)      $ 8.83        (27.70)% 3
9/30/01                        15.11         0.07            (1.27)         (0.07)         (1.25)       12.59         (8.64) 3
9/30/00                        15.74         0.10             0.77          (0.09)         (1.41)       15.11          5.71 3
9/30/99                        14.68         0.16             2.01          (0.16)         (0.95)       15.74         14.85 3
9/30/98                        17.52         0.17            (0.60)         (0.16)         (2.25)       14.68         (2.63) 3

INVESTOR B CLASS
9/30/02                       $12.43       $(0.07)         $ (3.33)        $   --         $(0.37)      $ 8.66        (28.32)% 4
9/30/01                        14.97        (0.03)           (1.26)            --          (1.25)       12.43         (9.36) 4
9/30/00                        15.61        (0.01)            0.77             --          (1.40)       14.97          4.93 4
9/30/99                        14.59         0.02             1.99          (0.04)         (0.95)       15.61         13.93 4
9/30/98                        17.44         0.05            (0.61)         (0.04)         (2.25)       14.59         (3.45) 4

INVESTOR C CLASS
9/30/02                       $12.44       $(0.07)         $ (3.33)        $   --         $(0.37)      $ 8.67        (28.29)% 4
9/30/01                        14.97        (0.03)           (1.25)            --          (1.25)       12.44         (9.29) 4
9/30/00                        15.61         0.01             0.75             --          (1.40)       14.97          4.93 4
9/30/99                        14.59         0.03             1.98          (0.04)         (0.95)       15.61         13.93 4
9/30/98                        17.44         0.06            (0.62)         (0.04)         (2.25)       14.59         (3.45) 4

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/02                       $ 9.10       $(0.01)         $ (2.38)        $   --         $   --       $ 6.71        (26.26)%
9/30/01                        23.72        (0.02)          (11.82)            --          (2.78)        9.10        (55.58)
9/30/00                        22.57        (0.06)            4.83             --          (3.62)       23.72         22.90
9/30/99                        18.14           --             6.06             --          (1.63)       22.57         35.46
9/30/98                        18.92         0.03             1.85          (0.02)         (2.64)       18.14         11.76

SERVICE CLASS
9/30/02                       $ 8.99       $(0.02)         $ (2.37)        $   --         $   --       $ 6.60        (26.59)%
9/30/01                        23.52        (0.05)          (11.70)            --          (2.78)        8.99        (55.68)
9/30/00                        22.47        (0.13)            4.80             --          (3.62)       23.52         22.50
9/30/99                        18.11        (0.07)            6.06             --          (1.63)       22.47         35.10
9/30/98                        18.93        (0.03)            1.85             --          (2.64)       18.11         11.33

INVESTOR A CLASS
9/30/02                       $ 8.90       $(0.05)         $ (2.32)        $   --         $   --       $ 6.53        (26.63)% 3
9/30/01                        23.36        (0.09)          (11.59)            --          (2.78)        8.90        (55.78) 3
9/30/00                        22.37        (0.16)            4.77             --          (3.62)       23.36         22.31 3
9/30/99                        18.06        (0.09)            6.03             --          (1.63)       22.37         34.91 3
9/30/98                        18.91        (0.05)            1.84             --          (2.64)       18.06         11.16 3

INVESTOR B CLASS
9/30/02                       $ 8.39       $(0.12)         $ (2.16)        $   --         $   --       $ 6.11        (27.18)% 4
9/30/01                        22.34        (0.19)          (10.98)            --          (2.78)        8.39        (56.08) 4
9/30/00                        21.68        (0.28)            4.56             --          (3.62)       22.34         21.37 4
9/30/99                        17.68        (0.20)            5.83             --          (1.63)       21.68         33.83 4
9/30/98                        18.69        (0.15)            1.78             --          (2.64)       17.68         10.33 4


                                                                                                 RATIO OF NET
                                 NET                     RATIO OF EXPENSES                     INVESTMENT INCOME
                               ASSETS        RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                               END OF       EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS      PORTFOLIO
                               PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET       (EXCLUDING      TURNOVER
                                (000)         ASSETS         WAIVERS)            ASSETS            WAIVERS)          RATE
===============================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/02                      $  369,792        0.79%           0.84%             0.72%               0.68%           128%
9/30/01                       1,345,903        0.79            0.80              1.00                0.99            114
9/30/00                       1,821,839        0.78            0.78              1.11                1.11            121
9/30/99                       1,909,445        0.78            0.78              1.37                1.37             42
9/30/98                       1,841,171        0.83            0.84              1.45                1.44             33

SERVICE CLASS
9/30/02                      $  133,903        1.09%           1.15%             0.45%               0.40%           128%
9/30/01                         254,166        1.09            1.10              0.69                0.69            114
9/30/00                         337,993        1.08            1.08              0.82                0.82            121
9/30/99                         374,907        1.08            1.08              1.07                1.07             42
9/30/98                         387,323        1.13            1.14              1.14                1.13             33

INVESTOR A CLASS
9/30/02                      $   76,044        1.27%           1.32%             0.22%               0.17%           128%
9/30/01                          57,672        1.27            1.27              0.53                0.52            114
9/30/00                          56,689        1.23            1.23              0.66                0.66            121
9/30/99                          61,657        1.19            1.19              0.96                0.96             42
9/30/98                          51,151        1.27            1.28              0.99                0.98             33

INVESTOR B CLASS
9/30/02                      $   17,312        2.01%           2.07%            (0.51)%             (0.56)%          128%
9/30/01                          29,178        2.01            2.02             (0.23)              (0.24)           114
9/30/00                          31,208        2.00            2.00             (0.11)              (0.11)           121
9/30/99                          33,206        2.00            2.00              0.15                0.15             42
9/30/98                          29,450        2.06            2.07              0.20                0.19             33

INVESTOR C CLASS
9/30/02                      $    5,868        2.01%           2.06%            (0.50)%             (0.55)%          128%
9/30/01                           9,738        2.01            2.02             (0.24)              (0.25)           114
9/30/00                           7,608        2.00            2.00             (0.13)              (0.13)           121
9/30/99                           4,172        2.00            2.00              0.15                0.15             42
9/30/98                           3,146        2.04            2.05              0.22                0.21             33

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/02                      $  100,521        0.82%           0.87%            (0.05)%             (0.09)%          130%
9/30/01                         557,928        0.82            0.83             (0.11)              (0.12)           164
9/30/00                       1,263,796        0.80            0.80             (0.24)              (0.24)           121
9/30/99                       1,115,368        0.81            0.81             (0.01)              (0.01)            60
9/30/98                         922,896        0.86            0.86              0.18                0.18             54

SERVICE CLASS
9/30/02                      $  130,932        1.12%           1.17%            (0.30)%             (0.34)%          130%
9/30/01                         158,367        1.12            1.13             (0.41)              (0.42)           164
9/30/00                         288,904        1.10            1.10             (0.54)              (0.54)           121
9/30/99                         248,901        1.11            1.11             (0.31)              (0.31)            60
9/30/98                         187,738        1.16            1.16             (0.13)              (0.13)            54

INVESTOR A CLASS
9/30/02                      $   34,513        1.29%           1.34%            (0.48)%             (0.52)%          130%
9/30/01                          35,609        1.29            1.30             (0.59)              (0.60)           164
9/30/00                          87,375        1.25            1.25             (0.70)              (0.70)           121
9/30/99                          61,211        1.22            1.22             (0.42)              (0.42)            60
9/30/98                          33,340        1.33            1.33             (0.30)              (0.30)            54

INVESTOR B CLASS
9/30/02                      $   14,332        2.04%           2.09%            (1.23)%             (1.28)%          130%
9/30/01                          25,986        2.04            2.05             (1.33)              (1.34)           164
9/30/00                          65,977        2.01            2.01             (1.46)              (1.46)           121
9/30/99                          37,032        2.03            2.03             (1.23)              (1.23)            60
9/30/98                          14,713        2.07            2.07             (1.03)              (1.03)            54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


70 & 71

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                                                          NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS                     DISTRIBUTIONS    ASSET
                               VALUE         NET         INVESTMENTS      FROM NET       DISTRIBUTIONS       FROM NET      VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT          FROM           REALIZED      END OF
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME           CAPITAL           GAINS       PERIOD
==================================================================================================================================
INVESTOR C CLASS
9/30/02                       $ 8.37       $(0.13)         $ (2.14)        $   --           $   --           $   --       $ 6.10
9/30/01                        22.31        (0.19)          (10.97)            --               --            (2.78)        8.37
9/30/00                        21.68        (0.25)            4.50             --               --            (3.62)       22.31
9/30/99                        17.68        (0.18)            5.81             --               --            (1.63)       21.68
9/30/98                        18.69        (0.15)            1.78             --               --            (2.64)       17.68

--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/02                       $11.34       $ 0.01          $ (0.89)        $(0.02)          $   --           $   --       $10.44
9/30/01                        12.66         0.08            (1.12)         (0.07)              --            (0.21)       11.34
9/30/00                        11.35         0.08             1.56          (0.08)              --            (0.25)       12.66
9/30/99                        10.63         0.11             0.72          (0.11)              --               --        11.35
9/30/98                        12.80         0.10            (1.81)         (0.10)              --            (0.36)       10.63

SERVICE CLASS
9/30/02                       $11.32       $(0.05)         $ (0.87)        $   --           $   --           $   --       $10.40
9/30/01                        12.66         0.03            (1.11)         (0.05)              --            ( .21)       11.32
9/30/00                        11.34         0.06             1.54          (0.03)              --            (0.25)       12.66
9/30/99                        10.62         0.07             0.73          (0.08)              --               --        11.34
9/30/98                        12.79         0.08            (1.82)         (0.07)              --            (0.36)       10.62

INVESTOR A CLASS
9/30/02                       $11.31       $(0.06)         $ (0.87)        $   --           $   --           $   --       $10.38
9/30/01                        12.64         0.03            (1.12)         (0.03)              --            (0.21)       11.31
9/30/00                        11.33         0.02             1.56          (0.02)              --            (0.25)       12.64
9/30/99                        10.61         0.05             0.72          (0.05)              --               --        11.33
9/30/98                        12.77         0.05            (1.81)         (0.04)              --            (0.36)       10.61

INVESTOR B CLASS
9/30/02                       $11.10       $(0.15)         $ (0.84)        $   --           $   --           $   --       $10.11
9/30/01                        12.49        (0.06)           (1.11)         (0.01)              --            (0.21)       11.10
9/30/00                        11.26        (0.07)            1.55             --               --            (0.25)       12.49
9/30/99                        10.58        (0.04)            0.72             --               --               --        11.26
9/30/98                        12.78        (0.03)           (1.81)            --               --            (0.36)       10.58

INVESTOR C CLASS
9/30/02                       $11.10       $(0.15)         $ (0.84)        $   --           $   --           $   --       $10.11
9/30/01                        12.49        (0.06)           (1.11)         (0.01)              --            (0.21)       11.10
9/30/00                        11.26        (0.06)            1.54             --               --            (0.25)       12.49
9/30/99                        10.58        (0.03)            0.71             --               --               --        11.26
9/30/98                        12.78        (0.02)           (1.82)            --               --            (0.36)       10.58

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
9/30/02                       $ 7.49       $(0.06) 12      $ (1.37)        $   --           $   --           $   --       $ 6.06
9/30/01                        26.58         0.01           (11.62)            --               --            (7.48)        7.49
9/30/00                        19.12        (0.08)           14.16             --               --            (6.62)       26.58
9/30/99                        11.12        (0.07)            8.07             --               --               --        19.12
9/30/98                        12.20        (0.02)           (0.96)            --            (0.01)           (0.09)       11.12

SERVICE CLASS
9/30/02                       $ 7.31       $(0.11)         $ (1.31)        $   --           $   --           $   --       $ 5.89
9/30/01                        26.19        (0.03)          (11.37)            --               --            (7.48)        7.31
9/30/00                        18.96        (0.19)           14.04             --               --            (6.62)       26.19
9/30/99                        11.06        (0.13)            8.03             --               --               --        18.96
9/30/98                        12.17        (0.09)           (0.92)            --            (0.01)           (0.09)       11.06

INVESTOR A CLASS
9/30/02                       $ 7.17       $(0.11)         $ (1.29)        $   --           $   --           $   --       $ 5.77
9/30/01                        25.92        (0.04)          (11.23)            --               --            (7.48)        7.17
9/30/00                        18.85        (0.13)           13.82             --               --            (6.62)       25.92
9/30/99                        11.02        (0.11)            7.94             --               --               --        18.85
9/30/98                        12.14        (0.07)           (0.95)            --            (0.01)           (0.09)       11.02

                                                                                                           RATIO OF NET
                                             NET                   RATIO OF EXPENSES                     INVESTMENT INCOME
                                           ASSETS        RATIO OF     TO AVERAGE        RATIO OF NET        TO AVERAGE
                                           END OF      EXPENSES TO    NET ASSETS      INVESTMENT INCOME     NET ASSETS     PORTFOLIO
                              TOTAL        PERIOD      AVERAGE NET    (EXCLUDING       TO AVERAGE NET       (EXCLUDING     TURNOVER
                             RETURN         (000)         ASSETS       WAIVERS)            ASSETS            WAIVERS)        RATE
====================================================================================================================================
INVESTOR C CLASS
9/30/02                      (27.12)% 4  $    2,424        2.04%         2.09%             (1.23)%             (1.28)%        130%
9/30/01                      (56.11) 4        4,711        2.04          2.05              (1.33)              (1.34)         164
9/30/00                       21.21 4        11,799        2.01          2.01              (1.47)              (1.47)         121
9/30/99                       33.83 4         4,181        2.03          2.03              (1.23)              (1.23)          60
9/30/98                       10.33 4         1,037        2.06          2.06              (1.01)              (1.01)          54

--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/02                       (7.79)%    $   57,868        1.14%         1.14%              0.08%               0.08%         323%
9/30/01                       (8.29)        208,432        1.13          1.13               0.67                0.67          243
9/30/00                       14.35         216,660        1.13          1.13               0.66                0.66          205
9/30/99                        7.68         233,891        1.12          1.12               0.88                0.88           88
9/30/98                      (13.68)        205,634        1.14          1.20               0.89                0.83           71

SERVICE CLASS
9/30/02                       (8.13)%    $   13,767        1.45%         1.45%             (0.28)%             (0.28)%        323%
9/30/01                       (8.60)         26,046        1.44          1.44               0.36                0.36          243
9/30/00                       14.45          18,373        1.42          1.42               0.34                0.34          205
9/30/99                        7.29          40,852        1.42          1.42               0.58                0.58           88
9/30/98                      (13.94)         28,879        1.44          1.50               0.60                0.54           71

INVESTOR A CLASS
9/30/02                       (8.22)% 3  $    5,141        1.63%         1.63%             (0.40)%             (0.40)%        323%
9/30/01                       (8.73) 3        4,566        1.61          1.61               0.20                0.20          243
9/30/00                       14.17 3         3,805        1.60          1.60               0.19                0.19          205
9/30/99                        7.14 3         4,328        1.59          1.60               0.41                0.41           88
9/30/98                      (14.06) 3        3,983        1.61          1.67               0.41                0.35           71

INVESTOR B CLASS
9/30/02                       (8.92)% 4  $    7,411        2.37%         2.37%             (1.20)%             (1.20)%        323%
9/30/01                       (9.45) 4        7,900        2.36          2.36              (0.55)              (0.55)         243
9/30/00                       13.35 4         4,871        2.34          2.34              (0.55)              (0.55)         205
9/30/99                        6.33 4         5,147        2.34          2.34              (0.34)              (0.34)          88
9/30/98                      (14.66) 4        6,375        2.35          2.41              (0.33)              (0.39)          71

INVESTOR C CLASS
9/30/02                       (8.92)% 4  $    2,262        2.37%         2.37%             (1.20)%             (1.20)%        323%
9/30/01                       (9.45) 4        2,697        2.36          2.36              (0.56)              (0.56)         243
9/30/00                       13.35 4           946        2.34          2.34              (0.58)              (0.58)         205
9/30/99                        6.33 4           420        2.34          2.34              (0.34)              (0.34)          88
9/30/98                      (14.66) 4          259        2.33          2.39              (0.28)              (0.34)          71

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
9/30/02                      (19.09)%    $   77,693        1.14%         1.14%             (0.76)%             (0.76)%        279%
9/30/01                      (56.71)        301,779        1.13          1.13               0.06                0.06          584
9/30/00                       91.06         666,420        1.10          1.10              (0.37)              (0.37)         425
9/30/99                       71.94         361,901        1.11          1.12              (0.48)              (0.49)         318
9/30/98                       (8.05)        220,903        1.14          1.20              (0.37)              (0.43)         204

SERVICE CLASS
9/30/02                      (19.43)%    $   24,082        1.45%         1.45%             (1.07)%             (1.07)%        279%
9/30/01                      (56.78)         37,691        1.44          1.44              (0.28)              (0.28)         584
9/30/00                       91.13          51,912        1.40          1.40              (0.69)              (0.69)         425
9/30/99                       71.43          46,639        1.41          1.42              (0.78)              (0.79)         318
9/30/98                       (8.32)         28,601        1.44          1.50              (0.68)              (0.74)         204

INVESTOR A CLASS
9/30/02                      (19.53)% 3  $   26,242        1.62%         1.62%             (1.24)%             (1.24)%        279%
9/30/01                      (56.91) 3       38,225        1.60          1.60              (0.38)              (0.38)         584
9/30/00                       90.62 3        83,152        1.57          1.57              (0.80)              (0.80)         425
9/30/99                       71.05 3        12,795        1.58          1.59              (0.95)              (0.96)         318
9/30/98                       (8.42) 3        4,090        1.61          1.67              (0.85)              (0.91)         204


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


72 & 73

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                                                          NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS                     DISTRIBUTIONS    ASSET
                               VALUE         NET         INVESTMENTS      FROM NET       DISTRIBUTIONS       FROM NET      VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT          FROM           REALIZED      END OF
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME 10        CAPITAL           GAINS       PERIOD
==================================================================================================================================
INVESTOR B CLASS
9/30/02                       $ 6.77       $(0.16)         $ (1.20)        $   --           $   --           $   --       $ 5.41
9/30/01                        25.12        (0.12)          (10.75)            --               --            (7.48)        6.77
9/30/00                        18.52        (0.22)           13.44             --               --            (6.62)       25.12
9/30/99                        10.90        (0.18)            7.80             --               --               --        18.52
9/30/98                        12.11        (0.14)           (0.97)            --            (0.01)           (0.09)       10.90

INVESTOR C CLASS
9/30/02                       $ 6.77       $(0.18)         $ (1.18)        $   --           $   --           $   --       $ 5.41
9/30/01                        25.10        (0.13)          (10.72)            --               --            (7.48)        6.77
9/30/00                        18.52        (0.21)           13.41             --               --            (6.62)       25.10
9/30/99                        10.90        (0.10)            7.72             --               --               --        18.52
9/30/98                        12.11        (0.14)           (0.97)            --            (0.01)           (0.09)       10.90

----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/02                       $16.18       $   --          $ (1.02)        $(0.02)          $   --           $(2.33)      $12.81
9/30/01                        17.12         0.16            (0.11)         (0.15)              --            (0.84)       16.18
9/30/00                        14.73         0.08             2.44          (0.13)              --               --        17.12
9/30/99                        14.89         0.12             0.67          (0.28)              --            (0.67)       14.73
9/30/98                        20.20         0.13            (3.19)         (0.13)              --            (2.12)       14.89

SERVICE CLASS
9/30/02                       $16.18       $(0.04)         $ (1.04)        $   --           $   --           $(2.33)      $12.77
9/30/01                        17.10         0.10            (0.08)         (0.10)              --            (0.84)       16.18
9/30/00                        14.71           --             2.47          (0.08)              --               --        17.10
9/30/99                        14.88         0.07             0.68          (0.25)              --            (0.67)       14.71
9/30/98                        20.20         0.09            (3.21)         (0.08)              --            (2.12)       14.88

INVESTOR A CLASS
9/30/02                       $16.18       $(0.10)         $ (0.99)        $   --           $   --           $(2.33)      $12.76
9/30/01                        17.10         0.06            (0.07)         (0.07)              --            (0.84)       16.18
9/30/00                        14.71        (0.02)            2.46          (0.05)              --               --        17.10
9/30/99                        14.88         0.03             0.69          (0.22)              --            (0.67)       14.71
9/30/98                        20.20         0.06            (3.20)         (0.06)              --            (2.12)       14.88

INVESTOR B CLASS
9/30/02                       $15.58       $(0.20)         $ (0.94)        $   --           $   --           $(2.33)      $12.11
9/30/01                        16.56        (0.06)           (0.07)         (0.01)              --            (0.84)       15.58
9/30/00                        14.31        (0.23)            2.48             --               --               --        16.56
9/30/99                        14.53        (0.06)            0.66          (0.15)              --            (0.67)       14.31
9/30/98                        19.86        (0.02)           (3.19)            --               --            (2.12)       14.53

INVESTOR C CLASS
9/30/02                       $15.59       $(0.20)         $ (0.94)        $   --           $   --           $(2.33)      $12.12
9/30/01                        16.57        (0.05)           (0.08)         (0.01)              --            (0.84)       15.59
9/30/00                        14.31        (0.28)            2.54             --               --               --        16.57
9/30/99                        14.53        (0.01)            0.61          (0.15)              --            (0.67)       14.31
9/30/98                        19.86        (0.04)           (3.17)            --               --            (2.12)       14.53

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/02                       $11.74       $(0.17)         $ (2.57)        $   --           $   --           $   --       $ 9.00
9/30/01                        35.76         0.09           (15.38)         (0.12)           (0.10)           (8.51)       11.74
9/30/00                        25.38         0.07            14.45             --               --            (4.14)       35.76
9/30/99                        17.50        (0.06)            7.94             --               --               --        25.38
9/30/98                        23.62           --            (4.98)            --            (0.02)           (1.12)       17.50

SERVICE CLASS
9/30/02                       $11.36       $(0.19)         $ (2.50)        $   --           $   --           $   --       $ 8.67
9/30/01                        34.91         0.03           (14.89)         (0.08)           (0.10)           (8.51)       11.36
9/30/00                        24.93        (0.03)           14.15             --               --            (4.14)       34.91
9/30/99                        17.24        (0.13)            7.82             --               --               --        24.93
9/30/98                        23.43        (0.14)           (4.91)            --            (0.02)           (1.12)       17.24

                                                                                                           RATIO OF NET
                                             NET                    RATIO OF EXPENSES                    INVESTMENT INCOME
                                           ASSETS        RATIO OF      TO AVERAGE        RATIO OF NET       TO AVERAGE
                                           END OF      EXPENSES TO     NET ASSETS      INVESTMENT INCOME    NET ASSETS     PORTFOLIO
                              TOTAL        PERIOD      AVERAGE NET     (EXCLUDING       TO AVERAGE NET      (EXCLUDING     TURNOVER
                             RETURN         (000)         ASSETS        WAIVERS)            ASSETS           WAIVERS)        RATE
====================================================================================================================================
INVESTOR B CLASS
9/30/02                      (20.09)% 4  $   33,822        2.37%          2.37%             (1.98)%            (1.98)%        279%
9/30/01                      (57.24) 4       51,186        2.35           2.35              (1.12)             (1.12)         584
9/30/00                       89.38 4       122,726        2.31           2.31              (1.53)             (1.53)         425
9/30/99                       69.91 4        12,698        2.33           2.34              (1.70)             (1.71)         318
9/30/98                       (9.19) 4        4,088        2.35           2.41              (1.60)             (1.66)         204

INVESTOR C CLASS
9/30/02                      (20.09)% 4  $   12,092        2.37%          2.37%             (1.98)%            (1.98)%        279%
9/30/01                      (57.19) 4       21,144        2.35           2.35              (1.10)             (1.10)         584
9/30/00                       89.23 4        61,542        2.30           2.30              (1.51)             (1.51)         425
9/30/99                       69.91 4         1,770        2.33           2.34              (1.70)             (1.71)         318
9/30/98                       (9.19) 4          230        2.34           2.40              (1.56)             (1.62)         204

----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/02                       (8.25)%    $  122,732        0.88%          0.89%              0.00%             (0.01)%        260%
9/30/01                        0.47         367,167        0.87           0.87               0.87               0.87          184
9/30/00                       17.15         470,830        0.86           0.86               0.79               0.79          168
9/30/99                        5.22         519,388        0.86           0.86               0.88               0.88           48
9/30/98                      (17.03)        527,374        0.87           0.88               0.79               0.78           45

SERVICE CLASS
9/30/02                       (8.64)%    $    7,242        1.18%          1.19%             (0.24)%            (0.25)%        260%
9/30/01                        0.28          47,095        1.17           1.17               0.56               0.56          184
9/30/00                       16.80          50,980        1.16           1.16               0.49               0.49          168
9/30/99                        4.88          66,728        1.16           1.16               0.58               0.58           48
9/30/98                      (17.33)         77,893        1.17           1.18               0.44               0.43           45

INVESTOR A CLASS
9/30/02                       (8.71)% 3  $   43,884        1.35%          1.37%             (0.62)%            (0.64)%        260%
9/30/01                        0.09 3        28,195        1.34           1.34               0.38               0.38          184
9/30/00                       16.60 3        25,719        1.32           1.32               0.31               0.31          168
9/30/99                        4.71 3        31,843        1.30           1.30               0.44               0.44           48
9/30/98                      (17.43) 3       34,286        1.32           1.33               0.32               0.31           45

INVESTOR B CLASS
9/30/02                       (9.46)% 4  $   14,402        2.10%          2.12%             (1.32)%            (1.34)%        260%
9/30/01                       (0.66) 4       16,599        2.09           2.09              (0.37)             (0.37)         184
9/30/00                       15.72 4        11,831        2.08           2.08              (0.43)             (0.43)         168
9/30/99                        3.93 4        19,000        2.08           2.08              (0.34)             (0.34)          48
9/30/98                      (18.08) 4       20,717        2.08           2.09              (0.43)             (0.44)          45

INVESTOR C CLASS
9/30/02                       (9.45)% 4  $    6,113        2.10%          2.12%             (1.32)%            (1.33)%        260%
9/30/01                       (0.65) 4        7,051        2.09           2.09              (0.37)             (0.37)         184
9/30/00                       15.79 4         4,666        2.08           2.08              (0.43)             (0.43)         168
9/30/99                        3.93 4         9,162        2.08           2.08              (0.34)             (0.34)          48
9/30/98                      (18.08) 4        5,491        2.08           2.09              (0.42)             (0.43)          45

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/02                      (23.34)%    $  176,858        0.85%          0.87%             (0.67)%            (0.69)%        238%
9/30/01                      (53.73)        843,359        0.82           0.82               0.52               0.52          363
9/30/00                       63.03       2,196,700        0.78           0.78               0.20               0.20          218
9/30/99                       44.95       1,426,124        0.82           0.82              (0.25)             (0.25)         176
9/30/98                      (21.93)      1,022,404        0.87           0.87              (0.13)             (0.13)         159

SERVICE CLASS
9/30/02                      (23.68)%    $   29,023        1.15%          1.17%             (0.97)%            (0.99)%        238%
9/30/01                      (53.76)        141,001        1.11           1.11               0.20               0.20          363
9/30/00                       62.51         315,647        1.08           1.08              (0.09)             (0.09)         218
9/30/99                       44.52         170,900        1.12           1.12              (0.55)             (0.55)         176
9/30/98                      (22.40)        141,470        1.17           1.17              (0.46)             (0.46)         159


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


74 & 75

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                                                          NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS                     DISTRIBUTIONS    ASSET
                               VALUE         NET         INVESTMENTS      FROM NET       DISTRIBUTIONS       FROM NET      VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT          FROM           REALIZED      END OF
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME           CAPITAL           GAINS       PERIOD
==================================================================================================================================
INVESTOR A CLASS
9/30/02                       $11.12       $(0.14)         $ (2.50)        $   --           $   --           $   --       $ 8.48
9/30/01                        34.47        (0.01)          (14.65)         (0.08)           (0.10)           (8.51)       11.12
9/30/00                        24.73        (0.06)           13.94             --               --            (4.14)       34.47
9/30/99                        17.12        (0.13)            7.74             --               --               --        24.73
9/30/98                        23.25        (0.11)           (4.88)            --            (0.02)           (1.12)       17.12

INVESTOR B CLASS
9/30/02                       $10.39       $(0.23)         $ (2.30)        $   --           $   --           $   --       $ 7.86
9/30/01                        33.05        (0.12)          (13.85)         (0.08)           (0.10)           (8.51)       10.39
9/30/00                        23.97        (0.26)           13.48             --               --            (4.14)       33.05
9/30/99                        16.73        (0.33)            7.57             --               --               --        23.97
9/30/98                        22.89        (0.22)           (4.80)            --            (0.02)           (1.12)       16.73

INVESTOR C CLASS
9/30/02                       $10.39       $(0.23)         $ (2.30)        $   --           $   --           $   --       $ 7.86
9/30/01                        33.05        (0.12)          (13.85)         (0.08)           (0.10)           (8.51)       10.39
9/30/00                        23.97        (0.22)           13.44             --               --            (4.14)       33.05
9/30/99                        16.73        (0.35)            7.59             --               --               --        23.97
9/30/98                        22.89        (0.26)           (4.76)            --            (0.02)           (1.12)       16.73

------------------
U.S. OPPORTUNITIES
------------------
INSTITUTIONAL CLASS
9/30/02                       $17.76       $(0.23) 12      $ (4.06)        $   --           $(0.41)          $   --       $13.06
9/30/01                        45.41         0.04           (17.61)            --               --           (10.08)       17.76
9/30/00                        24.73         0.03            23.95             --               --            (3.30)       45.41
9/30/99                         9.38        (0.06)           15.41             --               --               --        24.73
5/1/98 1 through 9/30/98       10.00        (0.01)           (0.61)            --               --               --         9.38

SERVICE CLASS
9/30/02                       $17.51       $(0.51)         $ (3.79)        $   --           $(0.33)          $   --       $12.88
9/30/01                        45.08        (0.05)          (17.44)            --               --           (10.08)       17.51
9/30/00                        24.64        (0.07)           23.81             --               --            (3.30)       45.08
9/30/99                         9.38        (0.07)           15.33             --               --               --        24.64
5/1/98 1 through 9/30/98       10.00        (0.02)          (0.60)             --               --               --         9.38

INVESTOR A CLASS
9/30/02                       $17.41       $(0.42)         $ (3.89)        $   --           $(0.29)          $   --       $12.81
9/30/01                        44.93        (0.09)          (17.35)            --               --           (10.08)       17.41
9/30/00                        24.60        (0.17)           23.80             --               --            (3.30)       44.93
9/30/99                         9.38        (0.11)           15.33             --               --               --        24.60
5/1/98 1 through 9/30/98       10.00        (0.02)           (0.60)            --               --               --         9.38

INVESTOR B CLASS
9/30/02                       $16.86       $(0.54)         $ (3.78)        $   --           $(0.13)          $   --       $12.41
9/30/01                        44.15        (0.28)          (16.93)            --               --           (10.08)       16.86
9/30/00                        24.38        (0.45)           23.52             --               --            (3.30)       44.15
9/30/99                         9.36        (0.18)           15.20             --               --               --        24.38
5/1/98 1 through 9/30/98       10.00        (0.04)           (0.60)            --               --               --         9.36

INVESTOR C CLASS
9/30/02                       $16.85       $(0.55)         $ (3.77)        $   --           $(0.13)          $   --       $12.40
9/30/01                        44.14        (0.29)          (16.92)            --               --           (10.08)       16.85
9/30/00                        24.38        (0.44)           23.50             --               --            (3.30)       44.14
9/30/99                         9.36        (0.16)           15.18             --               --               --        24.38
5/1/98 1 through 9/30/98       10.00        (0.04)           (0.60)            --               --               --         9.36

-----------------------------------------
GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES
-----------------------------------------
INSTITUTIONAL CLASS
9/30/02                       $ 4.41       $(0.06) 12      $ (0.76)        $   --           $   --           $   --       $ 3.59
9/30/01                        12.49         0.01            (8.09)            --               --               --         4.41
5/15/00 1 through 9/30/00      10.00        (0.01)            2.50             --               --               --        12.49

                                                                                                           RATIO OF NET
                                             NET                    RATIO OF EXPENSES                    INVESTMENT INCOME
                                           ASSETS       RATIO OF       TO AVERAGE        RATIO OF NET       TO AVERAGE
                                           END OF     EXPENSES TO      NET ASSETS      INVESTMENT INCOME    NET ASSETS     PORTFOLIO
                              TOTAL        PERIOD     AVERAGE NET      (EXCLUDING       TO AVERAGE NET      (EXCLUDING     TURNOVER
                             RETURN         (000)        ASSETS         WAIVERS)            ASSETS           WAIVERS)        RATE
====================================================================================================================================
INVESTOR A CLASS
9/30/02                      (23.74)% 3  $   95,620       1.33%           1.36%             (1.14)%            (1.17)%        238%
9/30/01                      (53.90) 3       85,211       1.29            1.29               0.02               0.02          363
9/30/00                       61.96 3       175,112       1.23            1.23              (0.21)             (0.21)         218
9/30/99                       44.37 3        79,478       1.23            1.23              (0.66)             (0.66)         176
9/30/98                      (22.31) 3       48,190       1.32            1.32              (0.61)             (0.61)         159

INVESTOR B CLASS
9/30/02                      (24.35)% 4  $   21,958       2.07%           2.10%             (1.89)%            (1.92)%        238%
9/30/01                      (54.22) 4       37,351       2.03            2.03              (0.69)             (0.69)         363
9/30/00                       61.07 4        95,922       1.98            1.98              (0.96)             (0.96)         218
9/30/99                       43.28 4        44,109       2.00            2.00              (1.43)             (1.43)         176
9/30/98                      (22.89) 4       38,485       2.07            2.07              (1.36)             (1.36)         159

INVESTOR C CLASS
9/30/02                      (24.35)% 4  $    9,665       2.07%           2.10%             (1.89)%            (1.92)%        238%
9/30/01                      (54.21) 4       18,170       2.03            2.03              (0.67)             (0.67)         363
9/30/00                       61.07 4        49,276       1.99            1.99              (0.92)             (0.92)         218
9/30/99                       43.28 4        13,541       2.05            2.05              (1.48)             (1.48)         176
9/30/98                      (22.89) 4       11,931       2.09            2.09              (1.38)             (1.38)         159

------------------
U.S. OPPORTUNITIES
------------------
INSTITUTIONAL CLASS
9/30/02                      (25.04)%    $   10,867       1.45%           1.49%             (1.23)%            (1.27)%        361%
9/30/01                      (46.34)         35,869       1.45            1.47               0.15               0.14          402
9/30/00                      103.63         106,727       1.44            1.44               0.09               0.09          445
9/30/99                      163.37          28,106       1.43            1.65              (0.72)             (0.94)         346
5/1/98 1 through 9/30/98      (6.10)          1,302       1.40 2          2.73 2            (0.33) 2           (1.66) 2       119

SERVICE CLASS
9/30/02                      (25.26)%    $      483       1.75%           1.79%             (1.51)%            (1.56)%        361%
9/30/01                      (46.55)          1,059       1.75            1.77              (0.19)             (0.21)         402
9/30/00                      102.98           2,824       1.75            1.75              (0.20)             (0.20)         445
9/30/99                      162.41             690       1.73            1.92              (1.00)             (1.19)         346
5/1/98 1 through 9/30/98      (6.10)             69       1.68 2          3.01 2            (0.61) 2           (1.94) 2       119

INVESTOR A CLASS
9/30/02                      (25.39)% 3  $   28,733       1.92%           1.97%             (1.68)%            (1.73)%        361%
9/30/01                      (46.61) 3       51,232       1.93            1.94              (0.30)             (0.32)         402
9/30/00                      102.68 3       151,588       1.91            1.91              (0.41)             (0.41)         445
9/30/99                      162.26 3        45,429       1.90            2.23              (1.17)             (1.50)         346
5/1/98 1 through 9/30/98      (6.20) 3        6,100       1.84 2          3.17 2            (0.70) 2           (2.03) 2       119

INVESTOR B CLASS
9/30/02                      (25.92)% 4  $   43,883       2.67%           2.72%             (2.43)%            (2.47)%        361%
9/30/01                      (47.01) 4       79,401       2.67            2.69              (1.06)             (1.08)         402
9/30/00                      101.17 4       213,237       2.66            2.66              (1.14)             (1.14)         445
9/30/99                      160.19 4        53,476       2.65            3.01              (1.91)             (2.27)         346
5/1/98 1 through 9/30/98      (6.30) 4        8,560       2.55 2          3.88 2            (1.44) 2           (2.77) 2       119

INVESTOR C CLASS
9/30/02                      (25.93)% 4  $   22,020       2.67%           2.72%             (2.43)%            (2.48)%        361%
9/30/01                      (47.02) 4       42,007       2.67            2.69              (1.02)             (1.04)         402
9/30/00                      101.12 4       133,540       2.65            2.65              (1.12)             (1.12)         445
9/30/99                      160.19 4        19,993       2.63            2.93              (1.91)             (2.21)         346
5/1/98 1 through 9/30/98      (6.30) 4        1,809       2.53 2          3.86 2            (1.45) 2           (2.78) 2       119

-----------------------------------------
GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES
-----------------------------------------
INSTITUTIONAL CLASS
9/30/02                      (18.59)%    $    2,385       1.20%           1.31%             (1.00)%            (1.11)%        587%
9/30/01                      (64.69)          7,189       1.20            1.45               0.14              (0.11)         748
5/15/00 1 through 9/30/00     24.90          21,383       1.20            2.19              (0.21)             (1.20)         175


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


76 & 77

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                                       NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS  DISTRIBUTIONS    ASSET
                               VALUE         NET         INVESTMENTS      FROM NET       FROM NET       VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT      REALIZED      END OF     TOTAL
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME          GAINS       PERIOD    RETURN
================================================================================================================================
SERVICE CLASS
9/30/02                       $ 4.39       $(0.06) 12      $(0.76)         $   --         $   --       $ 3.57    (18.68)%
9/30/01                        12.47           --           (8.08)             --             --         4.39    (64.80)
5/15/00 1 through 9/30/00      10.00        (0.01)           2.48              --             --        12.47     24.70

INVESTOR A CLASS
9/30/02                       $ 4.38       $(0.09)         $(0.74)         $   --         $   --       $ 3.55    (18.95)% 3
9/30/01                        12.47        (0.03)          (8.06)             --             --         4.38    (64.88) 3
5/15/00 1 through 9/30/00      10.00        (0.02)           2.49              --             --        12.47     24.70 3

INVESTOR B CLASS
9/30/02                       $ 4.33       $(0.14)         $(0.70)         $   --         $   --       $ 3.49    (19.40)% 4
9/30/01                        12.44        (0.09)          (8.02)             --             --         4.33    (65.19) 4
5/15/00 1 through 9/30/00      10.00        (0.03)           2.47              --             --        12.44     24.40 4

INVESTOR C CLASS
9/30/02                       $ 4.33       $(0.15)         $(0.69)         $   --         $   --       $ 3.49    (19.40)% 4
9/30/01                        12.44        (0.10)          (8.01)             --             --         4.33    (65.19) 4
5/15/00 1 through 9/30/00      10.00        (0.03)           2.47              --             --        12.44     24.40 4

---------------
EUROPEAN EQUITY
---------------
INSTITUTIONAL CLASS
9/30/02                       $ 7.21       $ 0.18          $(1.71)         $(0.17)        $   --       $ 5.51    (21.81)%
9/30/01                         9.51         0.04           (2.31)          (0.01)         (0.02)        7.21    (24.00)
6/23/00 1 through 9/30/00      10.00           --           (0.49)             --             --         9.51     (4.90)

SERVICE CLASS
9/30/02                       $ 7.22       $ 0.02 12       $(1.58)         $(0.15)        $   --       $ 5.51    (22.12)%
9/30/01                         9.50         0.02           (2.30)             --             --         7.22    (24.00)
6/23/00 1 through 9/30/00      10.00       (0.06)           (0.44)             --             --         9.50     (5.00)

INVESTOR A CLASS
9/30/02                       $ 7.20       $ 0.15          $(1.73)         $(0.12)        $   --       $ 5.50    (22.32)% 3,11
9/30/01                         9.50        (0.02)          (2.28)             --             --         7.20    (24.21) 3
6/23/00 1 through 9/30/00      10.00           --           (0.50)             --             --         9.50     (5.00) 3

INVESTOR B CLASS
9/30/02                       $ 7.12       $ 0.10          $(1.70)         $(0.07)        $   --       $ 5.45    (22.75)% 4,11
9/30/01                         9.48        (0.07)          (2.29)             --             --         7.12    (24.89) 4
6/23/00 1 through 9/30/00      10.00        (0.01)          (0.51)             --             --         9.48     (5.20) 4

INVESTOR C CLASS
9/30/02                       $ 7.13       $ 0.09          $(1.69)         $(0.07)        $   --       $ 5.46    (22.72)% 4,11
9/30/01                         9.48        (0.07)          (2.28)             --             --         7.13    (24.79) 4
6/23/00 1 through 9/30/00      10.00        (0.02)          (0.50)             --             --         9.48     (5.20) 4

--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/02                       $ 8.21       $ 0.31          $(1.46)         $   --         $(0.05)      $ 7.01    (14.16)%
9/30/01                        13.92         0.06           (3.63)             --          (2.14)        8.21    (29.74)
9/30/00                        15.94         0.07            0.09           (0.05)         (2.13)       13.92      0.12
9/30/99                        13.23         0.07            3.57           (0.13)         (0.80)       15.94     28.59
9/30/98                        14.65         0.27           (1.29)          (0.20)         (0.20)       13.23     (7.03)

SERVICE CLASS
9/30/02                       $ 8.12       $ 0.21 12       $(1.38)         $   --         $(0.05)      $ 6.90    (14.57)%
9/30/01                        13.82         0.03           (3.59)             --          (2.14)        8.12    (29.91)
9/30/00                        15.84         0.04            0.08           (0.01)         (2.13)       13.82     (0.15)
9/30/99                        13.15        (0.02)           3.59           (0.08)         (0.80)       15.84     28.14
9/30/98                        14.58         0.02           (1.09)          (0.16)         (0.20)       13.15     (7.34)

INVESTOR A CLASS
9/30/02                       $ 8.04       $ 0.20 12       $(1.36)         $   --         $(0.05)      $ 6.83    (14.59)% 3,11
9/30/01                        13.76         0.01           (3.59)             --          (2.14)        8.04    (30.24) 3
9/30/00                        15.79           --            0.08              --          (2.11)       13.76     (0.32) 3
9/30/99                        13.14        (0.05)           3.58           (0.08)         (0.80)       15.79     27.82 3
9/30/98                        14.57         0.10           (1.20)          (0.13)         (0.20)       13.14     (7.56) 3

                                                                                                RATIO OF NET
                                NET                     RATIO OF EXPENSES                     INVESTMENT INCOME
                              ASSETS        RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                              END OF       EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS      PORTFOLIO
                              PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET       (EXCLUDING      TURNOVER
                               (000)         ASSETS         WAIVERS)            ASSETS            WAIVERS)          RATE
============================================================================================================================
SERVICE CLASS
9/30/02                      $       30       1.50%           1.63%            (1.30)%             (1.43)%          587%
9/30/01                              19       1.50            1.73              0.00               (0.24)           748
5/15/00 1 through 9/30/00            17       1.50 2          2.49 2           (0.51) 2            (1.50) 2         175

INVESTOR A CLASS
9/30/02                      $    9,104       1.67%           1.79%            (1.47)%             (1.59)%          587%
9/30/01                          14,551       1.67            1.91             (0.36)              (0.60)           748
5/15/00 1 through 9/30/00        41,474       1.67 2          2.66 2           (0.68) 2            (1.67) 2         175

INVESTOR B CLASS
9/30/02                      $   12,944       2.38%           2.50%            (2.18)%             (2.29)%          587%
9/30/01                          22,062       2.42            2.65             (1.12)              (1.35)           748
5/15/00 1 through 9/30/00        60,094       2.42 2          3.41 2           (1.43) 2            (2.42) 2         175

INVESTOR C CLASS
9/30/02                      $    3,010       2.59%           2.72%            (2.37)%             (2.50)%          587%
9/30/01                           5,708       2.42            2.65             (1.09)              (1.32)           748
5/15/00 1 through 9/30/00        13,057       2.42 2          3.41 2           (1.43) 2            (2.42) 2         175

---------------
EUROPEAN EQUITY
---------------
INSTITUTIONAL CLASS
9/30/02                      $    5,212       1.45%           1.83%             2.46%               2.08%            88%
9/30/01                           5,687       1.45            2.41              0.19               (0.77)           218
6/23/00 1 through 9/30/00         4,848       1.45 2          6.12 2            0.08 2             (4.59) 2         177

SERVICE CLASS
9/30/02                      $       --       1.75%           2.11%             0.30%              (0.06)%           88%
9/30/01                              64       1.60            2.69              1.31                0.22            218
6/23/00 1 through 9/30/00            --       1.75 2          6.42 2           (0.22) 2            (4.89) 2         177

INVESTOR A CLASS
9/30/02                      $      547       1.92%           2.28%             2.25%               1.89%            88%
9/30/01                             959       1.92            2.86             (0.23)              (1.17)           218
6/23/00 1 through 9/30/00           472       1.92 2          6.59 2           (0.39) 2            (5.06) 2         177

INVESTOR B CLASS
9/30/02                      $    1,416       2.65%           3.01%             1.36%               1.00%            88%
9/30/01                           2,060       2.65            3.56             (0.97)              (1.87)           218
6/23/00 1 through 9/30/00           381       2.67 2          7.34 2           (1.14) 2            (5.81) 2         177

INVESTOR C CLASS
9/30/02                      $      556       2.72%           3.11%             1.31%               0.93%            88%
9/30/01                             750       2.65            3.56             (0.94)              (1.84)           218
6/23/00 1 through 9/30/00           101       2.67 2          7.34 2           (1.14) 2            (5.81) 2         177

--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/02                      $  228,086       1.06%           1.12%             3.14%               3.08%           275%
9/30/01                         410,744       1.06            1.07              0.46                0.45            306
9/30/00                       1,109,017       1.06            1.07              0.35                0.34            153
9/30/99                       1,116,766       1.04            1.04              0.55                0.55             62
9/30/98                       1,012,132       1.06            1.11              1.00                0.95             57

SERVICE CLASS
9/30/02                      $   62,149       1.36%           1.42%             2.51%               2.44%           275%
9/30/01                          78,595       1.36            1.37              0.28                0.26            306
9/30/00                         134,447       1.36            1.37              0.06                0.05            153
9/30/99                         118,323       1.34            1.34              0.21                0.21             62
9/30/98                         143,526       1.36            1.41              0.49                0.44             57

INVESTOR A CLASS
9/30/02                      $   16,088       1.55%           1.60%             2.41%               2.35%           275%
9/30/01                          48,813       1.54            1.55              0.10                0.08            306
9/30/00                          29,881       1.53            1.53             (0.08)              (0.08)           153
9/30/99                          33,106       1.48            1.48              0.23                0.23             62
9/30/98                          26,637       1.52            1.57              0.31                0.26             57


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


78 & 79

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                                                        NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS    DISTRIBUTIONS    REDEMPTION     ASSET
                               VALUE         NET         INVESTMENTS      FROM NET          FROM NET      FEES ADDED     VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT        REALIZED       TO PAID-IN     END OF
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME            GAINS          CAPITAL      PERIOD
==================================================================================================================================
INVESTOR B CLASS
9/30/02                       $ 7.79       $ 0.16          $(1.34)         $   --           $(0.05)        $   --        $ 6.56
9/30/01                        13.45        (0.08)          (3.44)             --            (2.14)            --          7.79
9/30/00                        15.55        (0.10)           0.08              --            (2.08)            --         13.45
9/30/99                        12.94        (0.10)           3.51              --            (0.80)            --         15.55
9/30/98                        14.38        (0.01)          (1.16)          (0.07)           (0.20)            --         12.94

INVESTOR C CLASS
9/30/02                       $ 7.80       $ 0.05          $(1.26)         $   --           $(0.05)        $   --        $ 6.54
9/30/01                        13.45        (0.06)          (3.45)             --            (2.14)            --          7.80
9/30/00                        15.55        (0.06)           0.04              --            (2.08)            --         13.45
9/30/99                        12.94        (0.02)           3.43              --            (0.80)            --         15.55
9/30/98                        14.38           --           (1.17)          (0.07)           (0.20)            --         12.94

---------------------------
INTERNATIONAL OPPORTUNITIES
---------------------------
INSTITUTIONAL CLASS
9/30/02                       $14.86       $ 0.05          $ 0.27          $   --           $   --         $ 0.04        $15.22
9/30/01                        22.54         0.30           (7.93)             --            (0.05)            --         14.86
9/30/00                        12.90         0.13           10.91              --            (1.40)            --         22.54
9/30/99                         9.56         0.03            4.44           (0.02)           (1.11)            --         12.90
9/30/98                         9.94         0.07           (0.40)          (0.05)              --             --          9.56

SERVICE CLASS
9/30/02                       $14.66       $(0.02)         $ 0.30          $   --           $   --         $ 0.04        $14.98
9/30/01                        22.36         0.29           (7.94)             --            (0.05)            --         14.66
9/30/00                        12.84         0.08           10.84              --            (1.40)            --         22.36
9/30/99                         9.56         0.02            4.39           (0.02)           (1.11)            --         12.84
9/30/98                         9.94         0.02           (0.35)          (0.05)              --             --          9.56

INVESTOR A CLASS
9/30/02                       $14.65       $(0.03)         $ 0.28          $   --           $   --         $ 0.04        $14.94
9/30/01                        22.34         0.13           (7.77)             --            (0.05)            --         14.65
9/30/00                        12.84         0.08           10.82              --            (1.40)            --         22.34
9/30/99                         9.54        (0.01)           4.42              --            (1.11)            --         12.84
9/30/98                         9.94         0.02           (0.39)          (0.03)              --             --          9.54

INVESTOR B CLASS
9/30/02                       $14.37       $(0.16)         $ 0.29          $   --           $   --         $ 0.04        $14.54
9/30/01                        22.06         0.01           (7.65)             --            (0.05)            --         14.37
9/30/00                        12.78        (0.04)          10.72              --            (1.40)            --         22.06
9/30/99                         9.48        (0.10)           4.51              --            (1.11)            --         12.78
9/30/98                         9.94        (0.05)          (0.39)          (0.02)              --             --          9.48

INVESTOR C CLASS
9/30/02                       $14.36       $(0.15)         $ 0.29          $   --           $   --         $ 0.04        $14.54
9/30/01                        22.06         0.01           (7.66)             --            (0.05)            --         14.36
9/30/00                        12.78        (0.04)          10.72              --            (1.40)            --         22.06
9/30/99                         9.48        (0.03)           4.44              --            (1.11)            --         12.78
9/30/98                         9.94        (0.04)          (0.40)          (0.02)              --             --          9.48

-------------------
ASIA PACIFIC EQUITY
-------------------
INSTITUTIONAL CLASS
9/30/02                       $ 6.16       $(0.02)         $(0.23)         $(0.06)          $   --         $ 0.01        $ 5.86
9/30/01                         9.24         0.01           (2.88)          (0.01)           (0.20)            --          6.16
6/23/00 1 through 9/30/00      10.00         0.02           (0.78)             --               --             --          9.24

SERVICE CLASS
9/30/02                       $ 6.16       $(0.07)         $(0.24)         $   --           $   --         $ 0.01        $ 5.86
9/30/01                         9.20        (0.05)          (2.78)          (0.01)           (0.20)            --          6.16
6/23/00 1 through 9/30/00      10.00        (0.02)          (0.78)             --               --             --          9.20

INVESTOR A CLASS
9/30/02                       $ 6.06       $(0.07)         $(0.25)         $   --           $   --         $ 0.01        $ 5.75
9/30/01                         9.20        (0.04)          (2.89)          (0.01)           (0.20)            --          6.06
6/23/00 1 through 9/30/00      10.00         0.01           (0.81)             --               --             --          9.20

                                                                                                            RATIO OF NET
                                                NET                 RATIO OF EXPENSES                    INVESTMENT INCOME
                                              ASSETS     RATIO OF      TO AVERAGE       RATIO OF NET        TO AVERAGE
                                              END OF   EXPENSES TO     NET ASSETS     INVESTMENT INCOME     NET ASSETS     PORTFOLIO
                              TOTAL           PERIOD   AVERAGE NET     (EXCLUDING      TO AVERAGE NET       (EXCLUDING     TURNOVER
                             RETURN           (000)      ASSETS        WAIVERS)           ASSETS             WAIVERS)        RATE
====================================================================================================================================
INVESTOR B CLASS
9/30/02                      (15.31)% 4,11  $    2,743     2.27%          2.33%            1.83%               1.77%         275%
9/30/01                      (30.53) 4           4,226     2.28           2.29            (0.73)              (0.74)         306
9/30/00                       (1.10) 4           8,399     2.28           2.29            (0.85)              (0.86)         153
9/30/99                       26.98 4            7,822     2.26           2.26            (0.66)              (0.66)          62
9/30/98                       (8.19) 4           6,509     2.28           2.33            (0.38)              (0.43)          57

INVESTOR C CLASS
9/30/02                      (15.68)% 4,11  $    1,344     2.31%          2.37%            0.50%               0.44%         275%
9/30/01                      (30.44) 4           2,105     2.27           2.28            (0.62)              (0.64)         306
9/30/00                       (1.10) 4           1,723     2.28           2.28            (0.71)              (0.71)         153
9/30/99                       26.98 4            1,018     2.26           2.26            (0.27)              (0.27)          62
9/30/98                       (8.19) 4             294     2.27           2.32            (0.31)              (0.36)          57

---------------------------
INTERNATIONAL OPPORTUNITIES
---------------------------
INSTITUTIONAL CLASS
9/30/02                        2.42%        $   54,164     1.33%          1.43%            0.27%               0.17%         104%
9/30/01                      (33.93)            60,531     1.33           1.40             1.36                1.30          207
9/30/00                       91.76             85,206     1.33           1.48             0.74                0.59          296
9/30/99                       51.88             23,814     1.33           2.00             0.19               (0.48)         224
9/30/98                       (3.57)            16,233     1.32           2.17             0.65               (0.20)          76

SERVICE CLASS
9/30/02                        2.18%        $      670     1.60%          1.70%           (0.17)%             (0.27)%        104%
9/30/01                      (34.29)               500     1.63           1.84             1.50                1.29          207
9/30/00                       91.21                457     1.63           1.69             0.60                0.54          296
9/30/99                       51.14                 --     1.63           2.30            (0.11)              (0.78)         224
9/30/98                       (3.62)                 5     1.62           2.47             0.28               (0.57)          76

INVESTOR A CLASS
9/30/02                        1.98% 3,11   $   25,969     1.80%          1.91%           (0.17)%             (0.27)%        104%
9/30/01                      (34.27) 3          28,781     1.80           1.89             0.80                0.72          207
9/30/00                       91.04 3           40,545     1.79           1.85             0.45                0.39          296
9/30/99                       50.71 3            1,092     1.80           2.47            (0.23)              (0.90)         224
9/30/98                       (3.98) 3             849     1.78           2.63             0.20               (0.65)          76

INVESTOR B CLASS
9/30/02                        1.18% 4,11   $   25,917     2.54%          2.64%           (0.93)%             (1.03)%        104%
9/30/01                      (34.71) 4          27,895     2.55           2.64             0.06               (0.03)         207
9/30/00                       89.64 4           56,136     2.52           2.60            (0.27)              (0.33)         296
9/30/99                       49.83 4            2,208     2.55           3.22            (0.99)              (1.66)         224
9/30/98                       (4.73) 4           1,725     2.53           3.38            (0.54)              (1.39)          76

INVESTOR C CLASS
9/30/02                        1.25% 4,11   $   18,599     2.55%          2.66%           (0.95)%             (1.05)%        104%
9/30/01                      (34.71) 4          21,019     2.55           2.66             0.07               (0.03)         207
9/30/00                       89.64 4           43,722     2.52           2.58            (0.27)              (0.32)         296
9/30/99                       49.83 4            1,019     2.55           3.22            (0.99)              (1.66)         224
9/30/98                       (4.73) 4             423     2.53           3.38            (0.54)              (1.39)          76

-------------------
ASIA PACIFIC EQUITY
-------------------
INSTITUTIONAL CLASS
9/30/02                       (3.94)%       $    1,756     1.45%          5.64%           (0.26)%             (4.45)%        107%
9/30/01                      (31.69)             1,931     1.45           5.03             0.11               (3.46)         206
6/23/00 1 through 9/30/00     (7.60)             2,810     1.45 2         9.16 2           0.62 2             (7.09) 2       145

SERVICE CLASS
9/30/02                       (4.87)%       $       --     1.75%          8.73%           (0.56)%             (6.90)%        107%
9/30/01                      (31.38)                --     1.75           4.59            (0.94)              (3.76)         206
6/23/00 1 through 9/30/00     (8.00)                --     1.75 2         9.46 2           0.32 2             (7.39) 2       145

INVESTOR A CLASS
9/30/02                       (5.12)% 3,11  $       52     1.92%          3.05%           (0.70)%             (1.83)%        107%
9/30/01                      (32.50) 3              29     1.93           5.70            (0.39)              (4.16)         206
6/23/00 1 through 9/30/00     (8.00) 3              35     1.92 2         9.63 2           0.15 2             (7.56) 2       145


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


80 & 81

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN
                               ASSET                      (LOSS) ON     DISTRIBUTIONS                   DISTRIBUTIONS   REDEMPTION
                               VALUE         NET         INVESTMENTS      FROM NET      DISTRIBUTIONS     FROM NET      FEES ADDED
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT         FROM          REALIZED      TO PAID-IN
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME          CAPITAL          GAINS         CAPITAL
===================================================================================================================================
INVESTOR B CLASS
9/30/02                       $ 6.05       $(0.09)         $(0.20)         $   --          $   --          $   --         $ 0.01
9/30/01                         9.22        (0.06)          (2.90)          (0.01)             --           (0.20)            --
6/23/00 1 through 9/30/00      10.00           --           (0.78)             --              --              --             --

INVESTOR C CLASS
9/30/02                       $ 6.05       $(0.25)         $(0.04)         $   --          $   --          $   --         $ 0.01
9/30/01                         9.24        (0.08)          (2.90)          (0.01)             --           (0.20)            --
6/23/00 1 through 9/30/00      10.00           --           (0.76)             --              --              --             --

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/02                       $11.25       $ 0.11          $(2.86)         $   --          $   --          $   --         $   --
9/30/01                        20.77         0.06           (6.46)          (0.05)          (0.02)          (3.05)            --
9/30/00                        20.77         0.07            1.61           (0.05)             --           (1.63)            --
9/30/99                        17.01         0.14            4.36           (0.13)             --           (0.61)            --
9/30/98                        17.51         0.16            0.49           (0.15)             --           (1.00)            --

SERVICE CLASS
9/30/02                       $11.21       $ 0.01 12       $(2.78)         $   --          $   --          $   --         $   --
9/30/01                        20.73         0.01           (6.43)          (0.03)          (0.02)          (3.05)            --
9/30/00                        20.76         0.01            1.61           (0.02)             --           (1.63)            --
9/30/99                        17.00         0.07            4.37           (0.07)             --           (0.61)            --
9/30/98                        17.50         0.12            0.48           (0.10)             --           (1.00)            --

INVESTOR A CLASS
9/30/02                       $11.17       $(0.01)         $(2.75)         $   --          $   --          $   --         $   --
9/30/01                        20.69        (0.02)          (6.42)          (0.01)          (0.02)          (3.05)            --
9/30/00                        20.75        (0.02)           1.60           (0.01)             --           (1.63)            --
9/30/99                        17.00         0.05            4.36           (0.05)             --           (0.61)            --
9/30/98                        17.50         0.08            0.50           (0.08)             --           (1.00)            --

INVESTOR B CLASS
9/30/02                       $10.79       $(0.10)         $(2.63)         $   --          $   --          $   --         $   --
9/30/01                        20.21        (0.13)          (6.22)             --           (0.02)          (3.05)            --
9/30/00                        20.44        (0.18)           1.58              --              --           (1.63)            --
9/30/99                        16.85        (0.10)           4.30              --              --           (0.61)            --
9/30/98                        17.40        (0.03)           0.48              --              --           (1.00)            --

INVESTOR C CLASS
9/30/02                       $10.79       $(0.11)         $(2.62)         $   --          $   --          $   --         $   --
9/30/01                        20.20        (0.15)          (6.19)             --           (0.02)          (3.05)            --
9/30/00                        20.44        (0.16)           1.55              --              --           (1.63)            --
9/30/99                        16.85        (0.08)           4.28              --              --           (0.61)            --
9/30/98                        17.40        (0.02)           0.47              --              --           (1.00)            --

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/02                       $20.03       $ 0.25          $(4.34)         $(0.25)         $   --          $   --         $   --
9/30/01                        27.59         0.26           (7.63)          (0.19)             --              --             --
9/30/00                        24.69         0.27            2.97           (0.18)             --           (0.16)            --
9/30/99                        19.65         0.27            5.10           (0.27)             --           (0.06)            --
9/30/98                        18.32         0.24            1.39           (0.26)             --           (0.04)            --

SERVICE CLASS
9/30/02                       $19.97       $ 0.25          $(4.41)         $(0.19)         $   --          $   --         $   --
9/30/01                        27.54         0.16           (7.61)          (0.12)             --              --             --
9/30/00                        24.67         0.16            2.97           (0.10)             --           (0.16)            --
9/30/99                        19.64         0.19            5.10           (0.20)             --           (0.06)            --
9/30/98                        18.32         0.22            1.34           (0.20)             --           (0.04)            --



                              NET                           NET                     RATIO OF EXPENSES    RATIO OF EXPENSES
                             ASSET                        ASSETS        RATIO OF       TO AVERAGE           TO AVERAGE
                             VALUE                        END OF      EXPENSES TO      NET ASSETS           NET ASSETS
                             END OF       TOTAL           PERIOD      AVERAGE NET      (EXCLUDING           (EXCLUDING
                             PERIOD      RETURN           (000)         ASSETS      INTEREST EXPENSE)         WAIVERS)
=============================================================================================================================
INVESTOR B CLASS
9/30/02                      $ 5.77      (4.63)% 4,11   $        15      2.65%            2.65%                6.57%
9/30/01                        6.05     (32.75) 4                 9      2.65             2.65                 6.47
6/23/00 1 through 9/30/00      9.22      (7.80) 4                10      2.67 2           2.67 2              10.38 2

INVESTOR C CLASS
9/30/02                      $ 5.77      (4.63)% 4,11   $         1      2.67%            2.67%                3.81%
9/30/01                        6.05     (32.90) 4                 2      2.66             2.66                 6.32
6/23/00 1 through 9/30/00      9.24      (7.60) 4                 2      2.67 2           2.67 2              10.38 2

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/02                      $ 8.50     (24.44)%        $   134,859      0.81%            0.81%                0.87%
9/30/01                       11.25     (35.29)             755,701      0.81             0.81                 0.82
9/30/00                       20.77       8.14            1,466,964      0.80             0.80                 0.80
9/30/99                       20.77      26.96            1,443,128      0.80             0.80                 0.80
9/30/98                       17.01       4.07           1,286,032       0.86             0.86                 0.86

SERVICE CLASS
9/30/02                      $ 8.44     (24.71)%        $     3,797      1.11%            1.11%                1.16%
9/30/01                       11.21     (35.49)             143,283      1.11             1.11                 1.12
9/30/00                       20.73       7.81              232,287      1.10             1.10                 1.10
9/30/99                       20.76      26.61              223,215      1.10             1.10                 1.10
9/30/98                       17.00       3.77              203,754      1.16             1.16                 1.16

INVESTOR A CLASS
9/30/02                      $ 8.41     (24.71)% 3      $    24,816      1.28%            1.28%                1.36%
9/30/01                       11.17     (35.65) 3            37,267      1.28             1.28                 1.30
9/30/00                       20.69       7.64 3             76,438      1.25             1.25                 1.25
9/30/99                       20.75      26.44 3             66,646      1.21             1.21                 1.21
9/30/98                       17.00       3.62 3             35,359      1.32             1.32                 1.32

INVESTOR B CLASS
9/30/02                      $ 8.06     (25.30)% 4      $    22,119      2.03%            2.03%                2.11%
9/30/01                       10.79     (36.11) 4            40,403      2.03             2.03                 2.05
9/30/00                       20.21       6.82 4             81,562      2.01             2.01                 2.01
9/30/99                       20.44      25.38 4             66,854      2.02             2.02                 2.02
9/30/98                       16.85       2.90 4             39,971      2.07             2.07                 2.07

INVESTOR C CLASS
9/30/02                      $ 8.06     (25.30)% 4      $     1,923      2.03%            2.03%                2.11%
9/30/01                       10.79     (36.07) 4             3,955      2.03             2.03                 2.04
9/30/00                       20.20       6.77 4             11,108      2.01             2.01                 2.01
9/30/99                       20.44      25.38 4              6,543      2.02             2.02                 2.02
9/30/98                       16.85       2.90 4              2,450      2.06             2.06                 2.06

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/02                      $15.69     (20.65)%        $   741,161      0.18%++          0.18%++              0.33%++
9/30/01                       20.03     (26.78)             557,845      0.18++           0.18++               0.33++
9/30/00                       27.59      13.10              665,743      0.18++           0.18++               0.33++
9/30/99                       24.69      27.36              507,841      0.22++           0.22++               0.33++
9/30/98                       19.65       8.91              354,215      0.18++           0.18++               0.34++

SERVICE CLASS
9/30/02                      $15.62     (21.02)%        $    63,468      0.61%++          0.61%++              0.67%++
9/30/01                       19.97     (27.10)             292,389      0.61++           0.61++               0.63++
9/30/00                       27.54      12.66              378,997      0.59++           0.59++               0.63++
9/30/99                       24.67      26.96              354,283      0.56++           0.56++               0.63++
9/30/98                       19.64       8.54              233,696      0.48++           0.48++               0.64++

                                                    RATIO OF NET
                                                 INVESTMENT INCOME
                                RATIO OF NET         TO AVERAGE
                             INVESTMENT INCOME      NET ASSETS       PORTFOLIO
                               TO AVERAGE NET        (EXCLUDING       TURNOVER
                                   ASSETS             WAIVERS)          RATE
================================================================================
INVESTOR B CLASS
9/30/02                            (1.46)%             (5.38)%          107%
9/30/01                            (0.85)              (4.67)           206
6/23/00 1 through 9/30/00          (0.60) 2            (8.31) 2         145

INVESTOR C CLASS
9/30/02                            (0.82)%             (1.95)%          107%
9/30/01                            (1.08)              (4.73)           206
6/23/00 1 through 9/30/00          (0.60) 2            (8.31) 2         145

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/02                             0.36%               0.30%           124%
9/30/01                             0.38                0.37            114
9/30/00                             0.33                0.33            103
9/30/99                             0.67                0.67             22
9/30/98                             0.93                0.93             27

SERVICE CLASS
9/30/02                             0.06%               0.02%           124%
9/30/01                             0.07                0.06            114
9/30/00                             0.03                0.03            103
9/30/99                             0.37                0.37             22
9/30/98                             0.63                0.63             27

INVESTOR A CLASS
9/30/02                            (0.04)%             (0.11)%          124%
9/30/01                            (0.09)              (0.10)           114
9/30/00                            (0.11)              (0.11)           103
9/30/99                             0.26                0.26             22
9/30/98                             0.44                0.44             27

INVESTOR B CLASS
9/30/02                            (0.78)%             (0.86)%          124%
9/30/01                            (0.84)              (0.85)           114
9/30/00                            (0.87)              (0.87)           103
9/30/99                            (0.55)              (0.55)            22
9/30/98                            (0.29)              (0.29)            27

INVESTOR C CLASS
9/30/02                            (0.80)%             (0.87)%          124%
9/30/01                            (0.09)              (0.09)           114
9/30/00                            (0.87)              (0.87)           103
9/30/99                            (0.55)              (0.55)            22
9/30/98                            (0.30)              (0.30)            27

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/02                             1.35%               1.20%             6% 9
9/30/01                             1.11                0.96              8 8
9/30/00                             0.98                0.83              8 7
9/30/99                             1.14                1.04              5 6
9/30/98                             1.40                1.24              9 5

SERVICE CLASS
9/30/02                             0.87%               0.81%             6% 9
9/30/01                             0.68                0.66              8 8
9/30/00                             0.57                0.54              8 7
9/30/99                             0.80                0.74              5 6
9/30/98                             1.09                0.93              9 5


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


82 & 83

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                                       NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS   DISTRIBUTIONS   ASSET
                               VALUE         NET         INVESTMENTS      FROM NET        FROM NET      VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT       REALIZED      END OF       TOTAL
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME          GAINS        PERIOD      RETURN
==================================================================================================================================
INVESTOR A CLASS
9/30/02                       $19.95       $ 0.13          $(4.31)         $(0.15)         $   --       $15.62      (21.09)% 3
9/30/01                        27.51         0.12           (7.60)          (0.08)             --        19.95      (27.23) 3
9/30/00                        24.66         0.11            2.96           (0.06)          (0.16)       27.51       12.43 3
9/30/99                        19.64         0.17            5.10           (0.19)          (0.06)       24.66       26.74 3
9/30/98                        18.32         0.18            1.35           (0.17)          (0.04)       19.64        8.37 3

INVESTOR B CLASS
9/30/02                       $19.61       $(0.01)         $(4.25)         $   --          $   --       $15.35      (21.72)% 4
9/30/01                        27.15        (0.06)          (7.48)             --              --        19.61      (27.77) 4
9/30/00                        24.44           --            2.84              --           (0.13)       27.15       11.61 4
9/30/99                        19.52        (0.02)           5.05           (0.05)          (0.06)       24.44       25.78 4
9/30/98                        18.22         0.05            1.34           (0.05)          (0.04)       19.52        7.63 4

INVESTOR C CLASS
9/30/02                       $19.61       $(0.01)         $(4.25)         $   --          $   --       $15.35      (21.72)% 4
9/30/01                        27.15        (0.06)          (7.48)             --              --        19.61      (27.77)4
9/30/00                        24.44           --            2.84              --           (0.13)       27.15       11.61 4
9/30/99                        19.52           --            5.03           (0.05)          (0.06)       24.44       25.78 4
9/30/98                        18.22         0.05            1.34           (0.05)          (0.04)       19.52        7.63 4

--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/02                       $13.28       $ 0.58          $(2.35)         $(0.39)         $   --       $11.12      (13.62)%
9/30/01                        20.16         0.35           (4.05)          (0.37)          (2.81)       13.28      (20.83)
9/30/00                        19.75         0.48            1.10           (0.47)          (0.70)       20.16        8.05
9/30/99                        18.35         0.49            2.18           (0.48)          (0.79)       19.75       14.81
9/30/98                        18.22         0.38            1.43           (0.43)          (1.25)       18.35       10.82

SERVICE CLASS
9/30/02                       $13.26       $ 0.27 12       $(2.07)         $(0.35)         $   --       $11.11      (13.83)%
9/30/01                        20.15         0.29           (4.04)          (0.33)          (2.81)       13.26      (21.15)
9/30/00                        19.73         0.42            1.11           (0.41)          (0.70)       20.15        7.78
9/30/99                        18.34         0.42            2.18           (0.42)          (0.79)       19.73       14.49
9/30/98                        18.21         0.42            1.34           (0.38)          (1.25)       18.34       10.43

INVESTOR A CLASS
9/30/02                       $13.25       $ 0.28          $(2.10)         $(0.33)         $   --       $11.10      (14.01)% 3
9/30/01                        20.13         0.26           (4.03)          (0.30)          (2.81)       13.25      (21.26) 3
9/30/00                        19.72         0.38            1.11           (0.38)          (0.70)       20.13        7.59 3
9/30/99                        18.33         0.41            2.18           (0.41)          (0.79)       19.72       14.40 3
9/30/98                        18.22         0.39            1.33           (0.36)          (1.25)       18.33       10.19 3

INVESTOR B CLASS
9/30/02                       $13.14       $ 0.20          $(2.10)         $(0.23)         $   --       $11.01      (14.67)% 4
9/30/01                        19.98         0.15           (4.00)          (0.18)          (2.81)       13.14      (21.84) 4
9/30/00                        19.59         0.22            1.09           (0.22)          (0.70)       19.98        6.72 4
9/30/99                        18.22         0.24            2.18           (0.26)          (0.79)       19.59       13.46 4
9/30/98                        18.13         0.25            1.31           (0.22)          (1.25)       18.22        9.40 4

INVESTOR C CLASS
9/30/02                       $13.14       $ 0.21          $(2.11)         $(0.23)         $   --       $11.01      (14.67)% 4
9/30/01                        19.98         0.13           (3.98)          (0.18)          (2.81)       13.14      (21.84) 4
9/30/00                        19.59         0.22            1.09           (0.22)          (0.70)       19.98        6.73 4
9/30/99                        18.22         0.23            2.19           (0.26)          (0.79)       19.59       13.46 4
9/30/98                        18.13         0.24            1.32           (0.22)          (1.25)       18.22        9.40 4


                                 NET                     RATIO OF EXPENSES    RATIO OF EXPENSES
                               ASSETS        RATIO OF       TO AVERAGE           TO AVERAGE          RATIO OF NET
                               END OF      EXPENSES TO      NET ASSETS           NET ASSETS       INVESTMENT INCOME
                               PERIOD      AVERAGE NET      (EXCLUDING           (EXCLUDING         TO AVERAGE NET
                               (000)         ASSETS      INTEREST EXPENSE)         WAIVERS)             ASSETS
=====================================================================================================================
INVESTOR A CLASS
9/30/02                      $  222,736       0.79%++         0.79%++               0.78%++              0.72%
9/30/01                          76,363       0.79++          0.79++                0.81++               0.50
9/30/00                          93,935       0.78++          0.78++                0.81++               0.38
9/30/99                          85,174       0.75++          0.75++                0.81++               0.62
9/30/98                          42,891       0.65++          0.65++                0.81++               0.92

INVESTOR B CLASS
9/30/02                      $  175,100       1.53%++         1.53%++               1.55%++             (0.04)%
9/30/01                         262,027       1.53++          1.53++                1.55++              (0.25)
9/30/00                         360,792       1.51++          1.51++                1.54++              (0.35)
9/30/99                         302,071       1.49++          1.49++                1.55++              (0.13)
9/30/98                         109,019       1.38++          1.38++                1.54++               0.19

INVESTOR C CLASS
9/30/02                      $  270,958       1.53%++         1.53%++               1.55%++             (0.04)%
9/30/01                         382,356       1.53++          1.53++                1.55++              (0.25)
9/30/00                         530,586       1.53++          1.53++                1.56++              (0.37)
9/30/99                         391,152       1.51++          1.51++                1.55++              (0.15)
9/30/98                          81,529       1.38++          1.38++                1.54++               0.19

--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/02                      $   24,055       0.92%           0.86%                 0.93%                2.36%
9/30/01                         205,085       0.86            0.86                  0.88                 2.04
9/30/00                         385,793       0.85            0.85                  0.85                 2.30
9/30/99                         414,057       0.86            0.86                  0.86                 2.44
9/30/98                         374,899       0.90            0.90                  0.90                 2.48

SERVICE CLASS
9/30/02                      $    3,379       1.21%           1.16%                 1.26%                2.00%
9/30/01                         147,535       1.16            1.16                  1.18                 1.93
9/30/00                         197,633       1.15            1.15                  1.15                 2.00
9/30/99                         219,018       1.16            1.16                  1.16                 2.14
9/30/98                         176,557       1.20            1.20                  1.20                 2.22

INVESTOR A CLASS
9/30/02                      $  115,667       1.42%           1.34%                 1.44%                2.25%
9/30/01                         108,795       1.34            1.34                  1.36                 1.75
9/30/00                         149,594       1.30            1.29                  1.30                 1.86
9/30/99                         132,833       1.25            1.25                  1.25                 2.05
9/30/98                          96,795       1.30            1.30                  1.30                 2.13

INVESTOR B CLASS
9/30/02                      $   40,717       2.16%           2.08%                 2.19%                1.48%
9/30/01                          67,732       2.08            2.09                  2.10                 1.01
9/30/00                         102,530       2.07            2.07                  2.07                 1.09
9/30/99                          96,253       2.07            2.07                  2.07                 1.23
9/30/98                          46,303       2.11            2.11                  2.11                 1.30

INVESTOR C CLASS
9/30/02                      $    4,911       2.16%           2.08%                 2.19%                1.47%
9/30/01                           9,425       2.09            2.09                  2.11                 0.97
9/30/00                          11,967       2.07            2.06                  2.07                 1.09
9/30/99                          10,095       2.07            2.07                  2.07                 1.23
9/30/98                             699       1.92            1.92                  1.92                 1.46

                                RATIO OF NET
                             INVESTMENT INCOME
                                 TO AVERAGE
                                NET ASSETS       PORTFOLIO
                                 (EXCLUDING       TURNOVER
                                  WAIVERS)          RATE
============================================================
INVESTOR A CLASS
9/30/02                             0.72%            6% 9
9/30/01                             0.48             8 8
9/30/00                             0.35             8 7
9/30/99                             0.56             5 6
9/30/98                             0.76             9 5

INVESTOR B CLASS
9/30/02                            (0.05)%           6% 9
9/30/01                            (0.26)            8 8
9/30/00                            (0.38)            8 7
9/30/99                            (0.18)            5 6
9/30/98                             0.03             9 5

INVESTOR C CLASS
9/30/02                            (0.05)%           6% 9
9/30/01                            (0.26)            8 8
9/30/00                            (0.40)            8 7
9/30/99                            (0.19)            5 6
9/30/98                             0.03             9 5

--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/02                             2.34%          232%
9/30/01                             2.03           210
9/30/00                             2.30           176
9/30/99                             2.44           122
9/30/98                             2.48           134

SERVICE CLASS
9/30/02                             1.96%          232%
9/30/01                             1.91           210
9/30/00                             2.00           176
9/30/99                             2.14           122
9/30/98                             2.22           134

INVESTOR A CLASS
9/30/02                             2.22%          232%
9/30/01                             1.74           210
9/30/00                             1.86           176
9/30/99                             2.05           122
9/30/98                             2.13           134

INVESTOR B CLASS
9/30/02                             1.45%          232%
9/30/01                             1.00           210
9/30/00                             1.09           176
9/30/99                             1.23           122
9/30/98                             1.30           134

INVESTOR C CLASS
9/30/02                             1.44%          232%
9/30/01                             0.96           210
9/30/00                             1.09           176
9/30/99                             1.23           122
9/30/98                             1.46           134

 1. Commencement of operations of share class.
 2. Annualized.
 3. Sales load not reflected in total return.
 4. Contingent deferred sales load not reflected in total return.
 5. For period 12/1/97 through 11/30/98.
 6. For period 12/1/98 through 11/30/99.
 7. For period 12/1/99 through 11/30/00.
 8. For period 12/1/00 through 9/30/01.
 9. For period 12/1/01 through 9/30/02.
10. Certain prior year amounts were reclassified to conform to current year presentation.
11. Redemption fee of 2.00% effective December 5, 2001 is not reflected in total return calculations.
12. Calculated using the average shares outstanding method.
++ Including expenses allocated from the U.S. Large Company Series of The DFA Investment Trust Company of 0.06% for the years ended 9/30/98 through 9/30/02.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


84 & 85

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds SM (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 40 publicly-offered portfolios, 15 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
         Portfolio                                                       Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                                Institutional           Service            Investor A           Investor B           Investor C
------------------------------------------------------------------------------------------------------------------------------------
                            Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual  Actual
                               Fees     Fees (4)   Fees (1)  Fees (4)   Fees (2)  Fees (4)   Fees (3)  Fees (4)   Fees (3)  Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity         None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Equity        None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity           None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Equity          None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity         None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Equity        None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Opportunities             None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Global Science & Technology
Opportunities                  None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
European Equity                None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
International Equity           None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities    None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Equity            None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Select Equity                  None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Index Equity                   None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Balanced                       None       None      0.30%      0.30%      0.50%     0.40%     1.15%      1.15%     1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1)--the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2)--the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3)--the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4)--the actual fees are as of September 30, 2002.


     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series (the "Series") of The DFA Investment Trust Company (the "DFA Trust"). Advisory fees are accrued daily and paid monthly to Dimensional Fund Advisors, Inc. at the Series level as described within the DFA Trust financial statements which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

                                 BLACKROCK FUNDS

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities that are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, Portfolio securities are valued at the mean between the last reported bid and asked prices, or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Funds' Board of Trustees. As of September 30, 2002, there were two securities in U.S. Opportunities Portfolio with a total market value of $517, representing less than .01% of the Portfolio's net assets and one security in Global Science & Technology Opportunities Portfolio with a total market value of $100 representing less than .01% of the Portfolio's net assets, that were valued in accordance with such procedures.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II)purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There were no forward currency contracts held at September 30, 2002.

     SWAP AGREEMENTS -- The Balanced Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

                                 BLACKROCK FUNDS

     At September 30, 2002, the Balanced Portfolio had the following swap agreements outstanding:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                       INTEREST           INTEREST         NOTIONAL AMOUNT        APPRECIATION
  PORTFOLIO   COUNTER-PARTY     TERMINATION DATE    RECEIVABLE RATE     PAYABLE RATE       (U.S. DOLLARS)        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
  Balanced    Deutsche Bank         05/22/06             5.71%              1.77%+           $13,000,000           $1,312,807
              Goldman Sachs         11/15/21             1.76+              6.04               2,000,000             (272,843)
-------------------------------------------------------------------------------------------------------------------------------

     + Rate shown is based on the 3 month LIBOR as of September 30, 2002.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date.

     OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- On October 1, 2001, the Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required for fiscal years beginning after December 15, 2000. Prior to October 1, 2001, the Balanced Portfolio recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting changes had no impact on total net assets of the Fund or the Fund's net asset value, but resulted in a $333,605 increase in interest income and a corresponding $333,605 decrease in realized gains. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statement of Assets and Liabilities. At the time the Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purposes of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolios invest in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These Portfolios' futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

                                 BLACKROCK FUNDS

     OPTION WRITING/PURCHASING -- The Portfolios may write or purchase financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     SWAPTIONS WRITING -- The Portfolios may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Portfolios represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

     When a Portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Assets and Liabilities or Statement of Net Assets. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Portfolio as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolios enter into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The Portfolios bear the market risk arising from any change in index values or interest rates.

     Written Option and Swaption transactions entered into during the year ended September 30, 2002, are summarized as follows:

                                                      BALANCED PORTFOLIO
                                                -------------------------------
                                                NUMBER OF
                                                CONTRACTS              PREMIUM
                                                -------------------------------
     Balance at 9/30/01 .....................       --                $      --
     Written ................................    5,245                  842,867
     Expired ................................      (22)                 (28,591)
     Closed .................................   (4,305)                (638,514)
     Exercised ..............................       (7)                 (10,081)
                                                ------                ---------
     Balance at 9/30/02 .....................      911                $ 165,681
                                                ======                =========

     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

                                 BLACKROCK FUNDS

     FINANCING TRANSACTIONS --- The Balanced Portfolio may enter into financial transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     SECURITIES LENDING -- Through an agreement with PFPC Trust Co., the Portfolios may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolios a negotiated fee. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of securities in the BlackRock International Equity and International Opportunities Portfolios are secured by collateral at least equal to 105% of the market value on securities on loan. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust (the "Trust"), a portfolio of money market securities advised by BlackRock Capital Management, Inc., or high-quality, short-term instruments with a maturity date not to exceed 397 days. At September 30, 2002, the market value of securities on loan, cash collateral invested in the Trust and total value of collateral held in connection with securities lending is summarized as follows:

                                                                    MARKET VALUE        MARKET VALUE OF         TOTAL MARKET
                                                                    OF SECURITIES       CASH COLLATERAL           VALUE OF
                                                                       ON LOAN       INVESTED IN THE TRUST   COLLATERAL RECEIVED
                                                                    -------------    ---------------------   -------------------
            Large Cap Value Equity Portfolio .....................   $108,240,041          $66,358,829          $117,723,174
            Large Cap Growth Equity Portfolio ....................     45,414,024           17,048,807            48,406,686
            Mid-Cap Value Equity Portfolio .......................     14,718,180            4,421,589            17,466,308
            Mid-Cap Growth Equity Portfolio ......................     54,563,226           31,088,424            60,321,501
            Small Cap Value Equity Portfolio .....................     17,151,419            8,383,025            19,690,761
            Small Cap Growth Equity Portfolio ....................     42,825,622            8,402,350            45,269,002
            International Equity Portfolio .......................     11,912,127           13,319,200            13,319,200
            International Opportunities Portfolio ................      1,201,500            1,281,600             1,281,600
            Select Equity Portfolio ..............................     32,076,215           13,889,583            33,797,842
            Balanced Portfolio ...................................     28,652,419           14,198,200            29,993,565

     BlackRock Capital Management, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Trust, but receives no fees for these services. Administrative and accounting services are provided by PFPC, Inc., an indirect wholly-owned subsidiary of the PNC Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0. 10% of the Trust's average daily net assets.

     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     TRANSFERS IN-KIND -- On October 17, 2001 the BlackRock Small Cap Value Equity and Small Cap Growth Equity Portfolios transferred securities and cash in the amounts of $26,141,082 and $20,494,043 respectively, due to an in-kind redemption. On May 6, 2002 the BlackRock Small Cap Growth Equity Portfolio transferred securities and cash in the amount of $21,200,012 due to an in-kind redemption. For purposes of generally accepted accounting principles, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. The result was a permanent difference of $4,585,363 and $4,799,722 respectively.
Gains resulting from such in-kind redemptions, included in the realized gains/(losses) from investment transactions on the Statement of Operations, were as follows:

            Small Cap Value Equity Portfolio ......................   $4,585,363
            Small Cap Growth Equity Portfolio .....................    4,799,722

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

                                 BLACKROCK FUNDS

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on its investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund are allocated pro rata at the time of such determination.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's equity Portfolios, except for Index Equity, European Equity and Asia Pacific Equity Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the Balanced Portfolio. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the investment advisor for the European Equity and Asia Pacific Equity Portfolios and serves as the sub-adviser for the International Equity and International Opportunities Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For their advisory services, BlackRock and BIL (with respect to the European Equity and Asia Pacific Equity Portfolios) are entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion and ..45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity -- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

     U.S. Opportunities Portfolio -- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion and 1.00% of the net assets in excess of $3 billion.

     Global Science & Technology Opportunities, European Equity and Asia Pacific Equity Portfolios -- .90% of the first $1 billion, .85% of the next $1 billion, ..80% of the next $1 billion and .75% of net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Opportunities -- 1.00% of the first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     For the year ended September 30, 2002, advisory fees and waivers for each portfolio were as follows:

                                                                                  GROSS                                  NET
                                                                              ADVISORY FEE           WAIVER         ADVISORY FEE
                                                                              ------------          --------        ------------
     Large Cap Value Equity Portfolio ....................................     $6,705,299           $575,502         $6,129,797
     Large Cap Growth Equity Portfolio ...................................      3,214,282            262,175          2,952,107
     Mid-Cap Value Equity Portfolio ......................................      1,550,453                 --          1,550,453
     Mid-Cap Growth Equity Portfolio .....................................      2,907,698                 --          2,907,698
     Small Cap Value Equity Portfolio ....................................      1,922,593             43,425          1,879,168
     Small Cap Growth Equity Portfolio ...................................      4,122,885            148,693          3,974,192

                                 BLACKROCK FUNDS

                                                                                  GROSS                                  NET
                                                                              ADVISORY FEE           WAIVER         ADVISORY FEE
                                                                              ------------          --------        ------------
     U.S. Opportunities Portfolio ........................................      2,044,534             87,139          1,957,395
     Global Science & Technology Opportunities Portfolio .................        440,533             56,646            383,887
     European Equity Portfolio ...........................................         93,153             39,202             53,951
     International Equity Portfolio ......................................      3,265,433            252,743          3,012,690
     International Opportunities Portfolio ...............................      1,390,446            133,079          1,257,367
     Asia Pacific Equity Portfolio .......................................         18,549             18,549                 --
     Select Equity Portfolio .............................................      3,607,315            370,981          3,236,334
     Balanced Portfolio ..................................................      1,941,401             92,462          1,848,939

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. BIL and the Fund have entered into a series of annual expense limitation agreements beginning June 6, 2000, with respect to the European Equity and Asia Pacific Portfolios. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock or BIL to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock or BIL are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock or BIL up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) BlackRock or BIL continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock or BIL on a quarterly basis.

     At September 30, 2002, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                     EXPENSE                                                           TOTAL WAIVERS
                                                   LIMITATION      EXPIRING          EXPIRING           EXPIRING         SUBJECT TO
                                                   PERCENTAGE  JANUARY 31, 2003  JANUARY 31, 2004   JANUARY 31, 2005   REIMBURSEMENT
                                                   ----------  ----------------  ----------------   ----------------   -------------
     Large Cap Value Equity Portfolio ...........     0.630%       $     --          $208,489           $439,132          $647,621
     Large Cap Growth Equity Portfolio ..........     0.650%             --           246,565            191,806           438,371
     Mid-Cap Value Equity Portfolio .............     0.995%             --                --                 --                --
     Mid-Cap Growth Equity Portfolio ............     0.995%             --                --                 --                --
     Small Cap Value Equity Portfolio ...........     0.705%             --                --             43,425            43,425
     Small Cap Growth Equity Portfolio ..........     0.690%             --                --            148,693           148,693
     U.S. Opportunities Portfolio ...............     1.305%             --            51,147             44,718            95,865
     Global Science & Technology
       Opportunities Portfolio ..................     1.025%        357,260            96,594             40,440           494,294
     European Equity Portfolio ..................     1.275%         43,830            71,767             35,113           150,710
     International Equity Portfolio .............     0.900%         17,503           151,936            102,003           271,442
     International Opportunities Portfolio ......     1.155%        326,434           113,174             98,886           538,494
     Asia Pacific Equity Portfolio ..............     1.275%         32,676           109,348             35,824           177,848
     Select Equity Portfolio ....................     0.645%            600           232,403            233,292           466,295
     Index Equity Portfolio .....................     0.150%             --                --                 --                --
     Balanced Portfolio .........................     0.690%             --            91,242             83,548           174,790

     BlackRock pays BIL and BFM fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million, and ..125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

                                 BLACKROCK FUNDS

     For the year ended September 30, 2002, administration fees and waivers for each Portfolio were as follows:

                                                                                GROSS                                    NET
                                                                           ADMINISTRATION                          ADMINISTRATION
                                                                                 FEE               WAIVER                FEE
                                                                           --------------        ----------        --------------
     Large Cap Value Equity Portfolio ...................................     $2,657,222         $       --          $2,657,222
     Large Cap Growth Equity Portfolio ..................................      1,317,009                 --           1,317,009
     Mid-Cap Value Equity Portfolio .....................................        445,755                 --             445,755
     Mid-Cap Growth Equity Portfolio ....................................        835,963                 --             835,963
     Small Cap Value Equity Portfolio ...................................        803,994                 --             803,994
     Small Cap Growth Equity Portfolio ..................................      1,668,197                 --           1,668,197
     U.S. Opportunities Portfolio .......................................        427,493                 --             427,493
     Global Science & Technology Opportunities Portfolio ................        112,581                 --             112,581
     European Equity Portfolio ..........................................         23,806                 --              23,806
     International Equity Portfolio .....................................      1,000,144                 --           1,000,144
     International Opportunities Portfolio ..............................        319,803                 --             319,803
     Asia Pacific Equity Portfolio ......................................          4,740              4,740                  --
     Select Equity Portfolio ............................................      1,462,630                 --           1,462,630
     Index Equity Portfolio .............................................      3,655,489          1,291,010           2,364,479
     Balanced Portfolio .................................................        810,286                 --             810,286

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio.

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the Notes to Financial Statements for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2002, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                                                          PURCHASES                 SALES
                                                                                        --------------         --------------
     Large Cap Value Equity Portfolio ..............................................    $1,568,794,951         $2,379,778,100
     Large Cap Growth Equity Portfolio .............................................       729,913,769          1,119,491,092
     Mid-Cap Value Equity Portfolio ................................................       606,492,039            771,658,746
     Mid-Cap Growth Equity Portfolio ...............................................       955,163,421          1,193,395,459
     Small Cap Value Equity Portfolio ..............................................       896,117,413          1,155,007,493
     Small Cap Growth Equity Portfolio .............................................     1,633,523,029          2,314,296,897
     U.S. Opportunities Portfolio ..................................................       595,440,855            666,855,781
     Global Science & Technology Opportunities Portfolio ...........................       254,639,453            268,716,066
     European Equity Portfolio .....................................................         9,609,992              8,572,441
     International Equity Portfolio ................................................     1,153,382,568          1,294,785,582
     International Opportunities Portfolio .........................................       120,787,014            130,730,525
     Asia Pacific Equity Portfolio .................................................         2,169,899              2,072,510
     Select Equity Portfolio .......................................................       789,302,130          1,502,881,495
     Balanced Portfolio ............................................................       580,469,932            855,663,763

                                 BLACKROCK FUNDS

     For the year ended September 30, 2002, purchases and sales of government securities were as follows:

                                                                                          PURCHASES                 SALES
                                                                                         ------------              ----------
     Large Cap Growth Equity Portfolio .............................................     $  5,794,618              $  799,703
     Mid-Cap Growth Equity Portfolio ...............................................       54,772,820              22,890,996
     Small Cap Growth Equity Portfolio .............................................       29,375,638              12,192,082
     U.S. Opportunities Portfolio ..................................................        2,897,005               7,597,043
     Global Science & Technology Opportunities Portfolio ...........................        3,998,125               2,698,540
     European Equity Portfolio .....................................................          499,841                      --
     International Equity Portfolio ................................................        2,999,048                      --
     International Opportunities Portfolio .........................................       13,090,004               1,099,592
     Select Equity Portfolio .......................................................        6,497,530                      --
     Balanced Portfolio ............................................................      253,207,147             282,025,138

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                               LARGE CAP VALUE EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                 SHARES            VALUE               SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................     8,654,830      $ 104,104,841         20,064,051       $ 288,132,216
     Service Class ........................................    12,489,320        136,830,476          6,810,933          97,611,984
     Investor A Class .....................................    15,733,240        192,424,954          9,782,875         138,501,911
     Investor B Class .....................................       381,990          4,681,793            671,619           9,290,654
     Investor C Class .....................................       548,925          6,580,127            680,352           9,599,748
Shares issued in reinvestment of dividends:
     Institutional Class ..................................     2,342,282         30,012,609          7,930,253         110,141,760
     Service Class ........................................       566,977          7,178,873          2,130,672          29,564,609
     Investor A Class .....................................       154,377          1,937,042            284,010           3,937,372
     Investor B Class .....................................        46,100            584,551            135,150           1,853,178
     Investor C Class .....................................         6,696             84,973             16,638             228,330
Shares redeemed:
     Institutional Class ..................................   (75,885,858)      (905,277,177)       (41,640,176)       (598,937,232)
     Service Class ........................................   (18,055,654)      (216,770,363)       (11,121,897)       (157,534,721)
     Investor A Class .....................................   (11,850,849)      (139,329,668)        (9,238,849)       (132,160,705)
     Investor B Class .....................................      (777,050)        (8,643,285)          (544,215)         (7,568,262)
     Investor C Class .....................................      (661,600)        (7,687,672)          (422,413)         (5,953,406)
                                                              -----------      -------------        -----------       -------------
Net decrease ..............................................   (66,306,274)     $(793,287,926)       (14,460,997)      $(213,292,564)
                                                              ===========      =============        ===========       =============

                                 BLACKROCK FUNDS

                                                                               LARGE CAP GROWTH EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                 SHARES            VALUE               SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................     5,569,896      $  53,095,120         21,012,749       $ 287,480,482
     Service Class ........................................    20,191,920        174,367,045         15,009,325         205,676,108
     Investor A Class .....................................    14,271,637        137,494,229         17,068,436         225,676,854
     Investor B Class .....................................       263,199          2,251,460            810,005          11,883,342
     Investor C Class .....................................       133,472          1,203,485            341,707           4,922,054
Shares issued in reinvestment of dividends:
     Institutional Class ..................................            --                 --          7,208,616         127,159,986
     Service Class ........................................            --                 --          2,020,157          35,271,942
     Investor A Class .....................................            --                 --            538,785           9,331,767
     Investor B Class .....................................            --                 --            422,419           6,940,342
     Investor C Class .....................................            --                 --             50,570             828,849
Shares redeemed:
     Institutional Class ..................................   (51,901,535)      (494,555,391)       (20,193,705)       (267,118,932)
     Service Class ........................................   (17,988,236)      (157,851,522)       (11,686,822)       (156,743,837)
     Investor A Class .....................................   (12,987,682)      (121,358,648)       (17,345,634)       (227,097,177)
     Investor B Class .....................................    (1,015,121)        (8,425,615)        (1,086,139)        (13,682,752)
     Investor C Class .....................................      (298,546)        (2,496,129)          (358,461)         (4,622,373)
                                                              -----------      -------------        -----------       -------------
Net increase (decrease) ...................................   (43,760,996)     $(416,275,966)        13,812,008       $ 245,906,655
                                                              ===========      =============        ===========       =============

                                                                                   MID-CAP VALUE EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------         ------------------------------
                                                                 SHARES            VALUE               SHARES             VALUE
                                                              -----------      -------------         ----------        ------------
Shares sold:
     Institutional Class ..................................     2,619,538      $  31,414,720          8,398,367        $105,253,748
     Service Class ........................................     1,316,747         16,322,313          2,646,469          32,978,095
     Investor A Class .....................................     2,156,084         27,067,533            240,022           3,004,409
     Investor B Class .....................................       271,530          3,361,413            440,424           5,434,625
     Investor C Class .....................................        78,866            969,441            304,988           3,804,823
Shares issued in reinvestment of dividends:
     Institutional Class ..................................        10,871            134,477            298,557           3,623,192
     Service Class ........................................            --                 --             35,051             425,287
     Investor A Class .....................................            --                 --              5,447              65,792
     Investor B Class .....................................            --                 --              5,949              70,910
     Investor C Class .....................................            --                 --              1,468              17,501
Shares redeemed:
     Institutional Class ..................................   (15,472,105)      (187,265,189)        (7,421,641)        (93,094,402)
     Service Class ........................................    (2,294,727)       (28,518,000)        (1,831,586)        (22,096,943)
     Investor A Class .....................................    (2,064,537)       (25,132,233)          (142,739)         (1,782,394)
     Investor B Class .....................................      (250,360)        (2,947,667)          (124,630)         (1,518,703)
     Investor C Class .....................................       (98,128)        (1,180,792)          (139,185)         (1,724,267)
                                                              -----------      -------------         ----------        ------------
Net increase (decrease) ...................................   (13,726,221)     $(165,773,984)         2,716,961        $ 34,461,673
                                                              ===========      =============         ==========        ============

                                 BLACKROCK FUNDS

                                                                                MID-CAP GROWTH EQUITY PORTFOLIO
                                                             ----------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                             -------------------------------        -------------------------------
                                                                SHARES             VALUE               SHARES             VALUE
                                                             -----------       -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................   26,410,900       $ 210,440,607         35,086,037       $ 369,414,636
     Service Class ........................................    5,902,546          47,807,164          5,067,995          56,870,206
     Investor A Class .....................................   21,282,579         165,971,268         10,899,166         117,835,663
     Investor B Class .....................................      991,229           7,346,484          3,301,645          38,825,762
     Investor C Class .....................................      430,126           3,188,598          1,891,067          22,985,301
Shares issued in reinvestment of dividends:
     Institutional Class ..................................           --                  --          9,885,787         137,807,873
     Service Class ........................................           --                  --          1,113,554          15,177,743
     Investor A Class .....................................           --                  --          1,489,625          19,960,798
     Investor B Class .....................................           --                  --          2,066,370          26,325,557
     Investor C Class .....................................           --                  --            682,854           8,692,724
Shares redeemed:
     Institutional Class ..................................  (53,876,455)       (432,174,257)       (29,762,539)       (316,464,509)
     Service Class ........................................   (6,974,655)        (52,727,099)        (3,004,036)        (31,861,882)
     Investor A Class .....................................  (22,065,784)       (171,379,022)       (10,265,835)       (108,782,258)
     Investor B Class .....................................   (2,297,850)        (15,839,689)        (2,695,101)        (29,602,592)
     Investor C Class .....................................   (1,319,151)         (9,302,603)        (1,900,590)        (20,698,702)
                                                             -----------       -------------        -----------       -------------
Net increase (decrease) ...................................  (31,516,515)      $(246,668,549)        23,855,999       $ 306,486,320
                                                             ===========       =============         ==========        ============

                                                                               SMALL CAP VALUE EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE               SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................     6,069,176      $  93,208,227          4,786,782       $  82,047,270
     Service Class ........................................       644,568          9,955,160          2,339,408          41,523,139
     Investor A Class .....................................     9,250,778        142,648,810          2,911,257          51,724,773
     Investor B Class .....................................       460,213          6,870,549            436,371           7,252,393
     Investor C Class .....................................       574,671          8,624,145            665,881          11,209,321
Shares issued in reinvestment of dividends:
     Institutional Class ..................................     2,792,712         41,431,388          1,339,745          21,224,498
     Service Class ........................................       331,948          4,919,466            174,806           2,766,358
     Investor A Class .....................................       317,182          4,700,635             70,093           1,107,702
     Investor B Class .....................................       106,062          1,501,828             32,973             502,392
     Investor C Class .....................................        29,802            422,293              5,229              79,677
Shares redeemed:
     Institutional Class 1 ................................   (21,967,223)      (341,198,977)       (10,945,240)       (187,823,938)
     Service Class ........................................    (3,321,075)       (51,901,908)        (2,583,656)        (45,375,411)
     Investor A Class .....................................    (7,870,661)      (120,240,840)        (2,743,337)        (48,681,066)
     Investor B Class .....................................      (443,189)        (6,328,240)          (117,999)         (1,915,888)
     Investor C Class .....................................      (552,340)        (8,320,022)          (500,281)         (8,477,917)
                                                              -----------      -------------        -----------       -------------
Net decrease ..............................................   (13,577,376)     $(213,707,486)        (4,127,968)      $ (72,836,697)
                                                              ===========      =============        ===========       =============

1 Includes 1,558,800 shares redeemed in-kind via transfer of securities and cash from the Portfolio to the shareholder(s).  See Note
  A to the financial statements.

                                 BLACKROCK FUNDS

                                                                                  SMALL CAP GROWTH EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE               SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................    16,050,397      $ 178,818,457         21,202,514       $ 396,476,097
     Service Class ........................................     3,015,125         36,007,263          4,313,196          76,361,308
     Investor A Class .....................................    46,073,198        511,424,318         20,472,663         344,136,550
     Investor B Class .....................................       289,761          3,088,513          1,044,498          18,688,301
     Investor C Class .....................................       285,030          3,056,908          1,124,120          20,143,147
Shares issued in reinvestment of dividends:
     Institutional Class ..................................            --                 --         20,215,568         431,637,657
     Service Class ........................................            --                 --          3,829,667          79,044,333
     Investor A Class .....................................            --                 --          1,115,747          22,605,024
     Investor B Class .....................................            --                 --            828,041          15,774,175
     Investor C Class .....................................            --                 --            301,794           5,746,160
Shares redeemed:
     Institutional Class ..................................   (68,219,438)      (798,214,754)       (31,023,537)       (554,700,532)
     Service Class ........................................   (12,085,529)      (143,723,815)        (4,767,893)        (78,173,158)
     Investor A Class .....................................   (42,458,041)      (464,013,053)       (19,006,230)       (313,909,212)
     Investor B Class .....................................    (1,091,985)       (10,902,707)        (1,178,838)        (18,745,689)
     Investor C Class .....................................      (804,694)        (8,328,930)        (1,168,405)        (18,995,030)
                                                              -----------      -------------        -----------       -------------
Net increase (decrease) ...................................   (58,946,176)     $(692,787,800)        17,302,905       $ 426,089,131
                                                              ===========      =============        ===========       =============

                                                                                     U.S. OPPORTUNITIES PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE               SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................    1,422,812       $ 22,339,547            435,498        $ 10,796,126
     Service Class ........................................        6,651            134,166              4,738             102,400
     Investor A Class .....................................    1,427,539         23,342,948            898,522          21,602,364
     Investor B Class .....................................      140,500          2,544,681            675,127          17,609,404
     Investor C Class .....................................      118,366          1,965,358            571,637          14,662,138
Shares issued in reinvestment of dividends:
     Institutional Class ..................................       13,217            276,772            441,837          11,964,918
     Service Class ........................................          509             10,544             12,279             328,969
     Investor A Class .....................................       30,141            621,197            881,076          23,489,495
     Investor B Class .....................................       21,250            426,695          1,240,337          32,236,368
     Investor C Class .....................................        8,599            172,577            561,234          14,580,858
Shares redeemed:
     Institutional Class 1 ................................   (2,623,591)       (43,879,051)        (1,207,745)        (32,068,664)
     Service Class ........................................      (30,182)          (542,732)           (19,175)           (580,743)
     Investor A Class .....................................   (2,157,104)       (35,897,928)        (2,210,360)        (52,430,420)
     Investor B Class .....................................   (1,333,037)       (21,855,838)        (2,037,050)        (46,406,985)
     Investor C Class .....................................     (843,459)       (14,111,390)        (1,665,620)        (39,803,653)
                                                              -----------      -------------        -----------       -------------
Net decrease ..............................................   (3,797,789)      $(64,452,454)        (1,417,665)       $(23,917,425)
                                                              ===========      =============        ===========       =============

1 Includes 3,374,885 shares redeemed in-kind via transfer of securities and cash from the Portfolio to the shareholder(s).  See Note
  A to the financial statements.

                                 BLACKROCK FUNDS

                                                                        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE               SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................       64,704          $ 335,165          1,332,412        $ 12,592,459
     Service Class ........................................        4,860             26,249              8,942              90,118
     Investor A Class .....................................    2,235,700         10,999,618          1,697,511          16,578,038
     Investor B Class .....................................      301,730          1,599,290          2,265,740          21,734,135
     Investor C Class .....................................      119,583            616,064          1,314,203          12,675,467
Shares redeemed:
     Institutional Class ..................................   (1,033,026)        (5,493,898)        (1,412,744)        (10,985,439)
     Service Class ........................................         (681)            (3,474)            (5,980)            (49,872)
     Investor A Class .....................................   (2,999,144)       (14,569,921)        (1,698,625)        (13,071,732)
     Investor B Class .....................................   (1,686,201)        (8,011,253)        (2,006,176)        (14,963,381)
     Investor C Class .....................................     (574,895)        (2,853,260)        (1,046,967)         (7,825,038)
                                                              -----------      -------------        -----------       -------------
Net increase (decrease) ...................................   (3,567,370)      $(17,355,420)           448,316        $ 16,774,755
                                                              ===========      =============        ===========       =============

                                                                                       EUROPEAN EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES              VALUE              SHARES              VALUE
                                                              ----------         -----------        -----------         -----------
Shares sold:
     Institutional Class ..................................    1,224,810         $ 9,069,543        1,222,854           $10,748,968
     Service Class ........................................      123,770             901,189          129,492             1,094,595
     Investor A Class .....................................      165,967           1,171,111          189,393             1,599,635
     Investor B Class .....................................       13,150              92,003          314,862             2,881,577
     Investor C Class .....................................       37,418             246,501          102,980               962,591
Shares issued in reinvestment of dividends:
     Institutional Class ..................................        5,045              37,032              568                 5,227
     Service Class ........................................           --                   2               --                    --
     Investor A Class .....................................        1,542              11,350               --                    --
     Investor B Class .....................................        1,015               7,437               --                    --
     Investor C Class .....................................          213               1,562               --                    --
Shares redeemed:
     Institutional Class ..................................   (1,072,674)         (8,000,388)        (945,062)           (8,173,359)
     Service Class ........................................     (132,645)           (835,820)        (120,617)           (1,028,105)
     Investor A Class .....................................     (201,470)         (1,446,472)        (105,795)             (816,928)
     Investor B Class .....................................      (43,577)           (313,585)         (65,837)             (548,075)
     Investor C Class .....................................      (40,890)           (258,638)          (8,442)              (75,144)
                                                              ----------         -----------        ---------           -----------
Net increase ..............................................       81,674         $   682,827          714,396           $ 6,650,982
                                                              ==========         ===========        =========           ===========

                                 BLACKROCK FUNDS

                                                                                  INTERNATIONAL EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------       --------------------------------
                                                                SHARES             VALUE              SHARES             VALUE
                                                              -----------      -------------       ------------     ---------------
Shares sold:
     Institutional Class ..................................    30,033,543      $ 252,661,760         49,454,871     $   497,572,273
     Service Class ........................................    13,106,342        108,646,321         19,496,882         195,203,081
     Investor A Class .....................................    26,768,584        221,255,351        119,620,539       1,200,648,887
     Investor B Class .....................................        19,267            153,344             74,084             782,458
     Investor C Class .....................................    12,122,009         95,506,886          6,596,633          62,214,971
Shares issued in reinvestment of dividends:
     Institutional Class ..................................       231,462          1,969,738         11,188,570         125,311,984
     Service Class ........................................        44,655            375,102          1,824,691          20,254,071
     Investor A Class .....................................        14,407            119,864            375,723           4,191,495
     Investor B Class .....................................         2,329             18,749             90,287             969,680
     Investor C Class .....................................           404              3,259              8,183              87,886
Shares redeemed:
     Institutional Class ..................................   (47,725,829)      (406,514,080)       (90,313,141)       (983,245,066)
     Service Class ........................................   (13,831,640)      (114,708,128)       (21,366,811)       (215,329,127)
     Investor A Class .....................................   (30,498,309)      (253,838,090)      (116,095,315)     (1,179,928,546)
     Investor B Class .....................................      (146,137)        (1,164,640)          (246,060)         (2,479,948)
     Investor C Class .....................................   (12,186,771)       (97,317,922)        (6,463,027)        (61,162,229)
                                                              -----------      -------------       ------------     ---------------
Net decrease ..............................................   (22,045,684)     $(192,832,486)       (25,753,891)    $  (334,908,130)
                                                              ===========      =============       ============     ===============

                                                                               INTERNATIONAL OPPORTUNITIES PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE              SHARES             VALUE
                                                              -----------      -------------        -----------     ---------------
Shares sold:
     Institutional Class ..................................     3,149,666      $  52,658,055          6,092,426       $ 114,066,756
     Service Class ........................................       177,336          2,808,624          1,756,467          32,757,997
     Investor A Class .....................................     8,695,209        135,131,513         13,559,205         231,973,515
     Investor B Class .....................................       843,874         14,404,425            378,978           6,794,908
     Investor C Class .....................................     1,557,773         24,267,223          3,257,516          55,875,100
Shares issued in reinvestment of dividends:
     Institutional Class ..................................            --                 --              5,276             108,375
     Service Class ........................................            --                 --                 37                 757
     Investor A Class .....................................            --                 --              2,368              48,173
     Investor B Class .....................................            --                 --              3,329              66,838
     Investor C Class .....................................            --                 --              2,089              41,952
Shares redeemed:
     Institutional Class ..................................    (3,664,866)       (60,437,038)        (5,796,525)       (104,887,948)
     Service Class ........................................      (166,767)        (2,571,942)        (1,742,756)        (31,164,509)
     Investor A Class .....................................    (8,921,496)      (138,118,736)       (13,407,919)       (231,019,968)
     Investor B Class .....................................    (1,003,185)       (16,698,132)          (979,958)        (17,499,137)
     Investor C Class .....................................    (1,741,776)       (26,898,790)        (3,774,302)        (65,845,278)
                                                              -----------      -------------        -----------        ------------
Net decrease ..............................................    (1,074,232)     $ (15,454,798)          (643,769)       $ (8,682,469)
                                                              ===========      =============        ===========        ============

                                 BLACKROCK FUNDS


                                                                                   ASIA PACIFIC EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                                         9/30/02                                 9/30/01
                                                              ----------------------------            -----------------------------
                                                                SHARES             VALUE               SHARES              VALUE
                                                              ---------          ---------            --------          -----------
Shares sold:
     Institutional Class ..................................       1,946          $  13,800             142,935          $ 1,187,900
     Service Class ........................................          --                 --             234,620            1,787,651
     Investor A Class .....................................     162,351          1,007,051             224,138            1,608,469
     Investor B Class .....................................       1,717             11,749                 909                7,345
     Investor C Class .....................................     145,880            886,260                   1                   --
Shares issued in reinvestment of dividends:
     Institutional Class ..................................          --                 --                 323                2,741
     Service Class ........................................          --                 --                  --                    2
     Investor A Class .....................................          --                 --                  96                  812
     Investor B Class .....................................          --                 --                  14                  117
     Investor C Class .....................................          --                 --                   6                   54
Shares redeemed:
     Institutional Class ..................................     (15,371)           (99,715)           (133,733)            (940,169)
     Service Class ........................................          --                 --            (234,620)          (1,801,902)
     Investor A Class .....................................    (158,070)          (995,291)           (223,354)          (1,607,030)
     Investor B Class .....................................        (646)            (3,994)               (534)              (4,968)
     Investor C Class .....................................    (145,928)          (893,244)                 --                   --
                                                              ---------          ---------            --------          -----------
Net increase (decrease) ...................................      (8,121)         $ (73,384)             10,801          $   241,022
                                                              =========          =========            ========          ===========

                                                                                      SELECT EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE              SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................     4,252,670      $  48,924,441         10,896,169       $ 162,915,751
     Service Class ........................................     3,272,744         38,186,254          6,120,528          89,418,221
     Investor A Class .....................................     7,585,474         89,512,380          1,734,408          25,048,026
     Investor B Class .....................................       123,805          1,391,525            408,999           6,089,156
     Investor C Class .....................................     1,230,624         14,087,823            144,082           2,216,876
Shares issued in reinvestment of dividends:
     Institutional Class ..................................            --                 --         11,533,752         185,620,001
     Service Class ........................................            --                 --          2,192,936          35,185,321
     Investor A Class .....................................            --                 --            554,612           8,888,629
     Investor B Class .....................................            --                 --            658,711          10,262,716
     Investor C Class .....................................            --                 --             36,221             563,964
Shares redeemed:
     Institutional Class ..................................   (55,574,858)      (628,783,552)       (25,876,993)       (373,097,304)
     Service Class ........................................   (15,602,465)      (166,352,184)        (6,739,070)        (94,123,656)
     Investor A Class .....................................    (7,968,673)       (92,388,103)        (2,648,039)        (37,944,871)
     Investor B Class .....................................    (1,122,081)       (11,541,136)        (1,359,659)        (19,101,034)
     Investor C Class .....................................    (1,358,516)       (15,456,017)          (363,592)         (5,519,649)
                                                              -----------      -------------        -----------       -------------
Net decrease ..............................................   (65,161,276)     $(722,418,569)        (2,706,935)      $  (3,577,853)
                                                              ===========      =============        ===========       =============

                                 BLACKROCK FUNDS

                                                                                      INDEX EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE              SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................    32,016,197      $ 671,595,946         12,726,461       $ 309,400,335
     Service Class ........................................     1,567,965         31,406,876          3,327,217          80,988,172
     Investor A Class .....................................    19,788,369        405,843,099          1,839,570          43,916,296
     Investor B Class .....................................     1,446,273         29,099,475          2,613,246          62,361,855
     Investor C Class .....................................     3,554,360         72,240,755          4,480,767         107,705,966
Shares issued in reinvestment of dividends:
     Institutional Class ..................................       313,956          5,870,474            131,600           2,932,365
     Service Class ........................................        35,952            682,726             75,236           1,667,978
     Investor A Class .....................................       109,078          2,065,533             10,694             235,759
     Investor B Class .....................................            --                 --                 --                 (13)
     Investor C Class .....................................            --                 --                 --                  --
Shares redeemed:
     Institutional Class ..................................   (12,946,578)      (262,007,394)        (9,140,356)       (218,585,026)
     Service Class ........................................   (12,183,981)      (259,030,088)        (2,523,728)        (59,043,159)
     Investor A Class .....................................    (9,460,460)      (183,848,146)        (1,437,776)        (33,723,683)
     Investor B Class .....................................    (3,401,376)       (65,192,488)        (2,542,190)        (59,310,919)
     Investor C Class .....................................    (5,399,430)      (104,815,456)        (4,528,254)       (104,439,688)
                                                              -----------      -------------        -----------       -------------
Net increase ..............................................    15,440,325      $ 343,911,312          5,032,487       $ 134,106,238
                                                              ===========      =============        ===========       =============

                                                                                          BALANCED PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                         9/30/02                                9/30/01
                                                              ------------------------------        -------------------------------
                                                                SHARES             VALUE              SHARES             VALUE
                                                              -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..................................       208,142       $  2,868,364           694,209        $  11,308,309
     Service Class ........................................       220,390          3,013,312         1,852,540           30,256,136
     Investor A Class .....................................    11,714,153        160,357,004         4,776,132           73,379,718
     Investor B Class .....................................       330,497          4,246,330           946,795           14,997,067
     Investor C Class .....................................        38,644            499,005           571,444            9,063,347
Shares issued in reinvestment of dividends:
     Institutional Class ..................................        28,364            373,225         2,925,425           47,777,534
     Service Class ........................................        27,004            360,453         1,991,967           32,179,460
     Investor A Class .....................................       275,106          3,490,889         1,029,937           16,635,910
     Investor B Class .....................................        62,400            782,499           762,554           12,257,048
     Investor C Class .....................................         2,665             33,355            31,716              509,689
Shares redeemed:
     Institutional Class ..................................   (13,521,791)      (185,811,610)       (7,304,798)        (113,483,809)
     Service Class ........................................   (11,065,912)      (154,456,406)       (2,531,661)         (39,508,926)
     Investor A Class .....................................    (9,780,072)      (126,616,856)       (5,026,989)         (75,788,846)
     Investor B Class .....................................    (1,849,612)       (23,685,857)       (1,686,516)         (25,733,279)
     Investor C Class .....................................      (312,558)        (3,998,665)         (484,846)          (7,333,383)
                                                              -----------      -------------        -----------       -------------
Net decrease ..............................................   (23,622,580)     $(318,544,958)       (1,452,091)       $ (13,484,025)
                                                              ===========      =============        ===========       =============

     There is a 2%  redemption  fee on shares  redeemed  which have been held 90 days or less on the BlackRock European Equity, International Equity, International Opportunities and Asia Pacific Equity Portfolios. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

                                 BLACKROCK FUNDS

     On September 30, 2002 two shareholders held approximately 73% of the Large Cap Value Equity Portfolio, two shareholders held approximately 72% of the Large Cap Growth Equity Portfolio, two shareholders held approximately 74% of the Mid-Cap Value Equity Portfolio, one shareholder held approximately 39% of the Mid-Cap Growth Equity Portfolio, two shareholders held approximately 65% of the Small Cap Value Equity Portfolio, two shareholders held approximately 49% of the Small Cap Growth Equity Portfolio, three shareholders held approximately 63% of the European Equity Portfolio, two shareholders held approximately 87% of the International Equity Portfolio, two shareholders held approximately 36% of the International Opportunities Portfolio, one shareholder held approximately 96% of the Asia Pacific Equity Portfolio, one shareholder held approximately 62% of the Select Equity Portfolio, two shareholders held approximately 55% of the Index Equity Portfolio and two shareholders held approximately 37% of the Balanced Portfolio. Some of the shareholders are comprised of omnibus accounts which are held on behalf of several individual shareholders.


(E) AT SEPTEMBER 30, 2002, NET ASSETS CONSISTED OF:

                                                  LARGE CAP         LARGE CAP         MID-CAP          MID-CAP          SMALL CAP
                                                VALUE EQUITY      GROWTH EQUITY    VALUE EQUITY     GROWTH EQUITY     VALUE EQUITY
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                ------------      -------------    ------------     -------------     ------------
Capital paid in ..............................  $757,844,111      $ 711,014,381     $87,225,712     $ 603,547,032     $171,266,451
Undistributed (accumulated) net
   investment income .........................       215,281                 --              --                --               --
Accumulated net realized gain (loss)
   on investment transactions, futures
   and options contracts .....................   (80,097,028)      (423,020,820)      3,823,086      (410,571,046)      26,435,325
Net unrealized depreciation on investment
   transactions, futures and options
   contracts .................................   (75,042,939)        (5,271,228)     (4,599,622)      (19,044,523)      (3,329,200)
                                                ------------      -------------     -----------     -------------     ------------
                                                $602,919,425      $ 282,722,333     $86,449,176     $ 173,931,463     $194,372,576
                                                ============      =============     ===========     =============     ============

                                                                                  GLOBAL SCIENCE
                                                   SMALL CAP          U.S.         & TECHNOLOGY       EUROPEAN        INTERNATIONAL
                                                 GROWTH EQUITY    OPPORTUNITIES    OPPORTUNITIES       EQUITY            EQUITY
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                --------------    -------------   --------------     ------------    --------------
Capital paid in ..............................  $1,125,777,569    $ 254,682,937    $119,562,779      $13,396,980     $ 567,673,421
Undistributed (accumulated) net
   investment income (loss) ..................              --               --              --           29,323          (206,701)
Accumulated net realized loss on
   investment transactions, futures
   contracts and foreign currency
   related transactions ......................    (761,939,958)    (135,594,184)    (85,898,351)      (3,392,792)     (217,675,471)
Net unrealized depreciation on investment
   transactions, futures contracts and
   foreign currency related transactions .....     (30,713,823)     (13,103,094)     (6,191,125)      (2,302,707)      (39,380,860)
                                                --------------    -------------    ------------      -----------     -------------
                                                $  333,123,788    $ 105,985,659    $ 27,473,303      $ 7,730,804     $ 310,410,389
                                                ==============    =============    ============      ===========     =============

                                 BLACKROCK FUNDS

                                                INTERNATIONAL   ASIA PACIFIC        SELECT              INDEX
                                                OPPORTUNITIES      EQUITY           EQUITY             EQUITY           BALANCED
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                -------------   ------------     -------------     --------------      ------------
Capital paid in ..............................  $197,492,960     $ 3,253,009     $ 302,181,156     $1,889,794,903      $247,092,231
Undistributed (accumulated) net
   investment income (loss) ..................      (257,866)          1,638         1,459,982            801,540           296,115
Accumulated net realized loss on
   investment transactions, futures,
   options, swap contracts and
   foreign currency related transactions .....   (60,643,171)     (1,215,456)     (122,756,662)      (129,103,134)      (61,576,354)
Net unrealized appreciation (depreciation)
   on investment transactions, futures,
   options, swap contracts and foreign
   currency related transactions .............   (11,272,512)       (214,699)        6,629,326       (288,070,521)        2,917,226
                                                -------------    -----------     -------------     --------------      ------------
                                                $125,319,411     $ 1,824,492     $ 187,513,802     $1,473,422,788      $188,729,218
                                                ============     ===========     =============     ==============      ============

(F)    FEDERAL TAX INFORMATION

     No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain and foreign currency distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of September 30, 2002, attributable to realized foreign currency gains/(losses), in-kind redemptions, non-taxable distributions, foreign futures realized gains/(losses), paydown adjustments and certain net operating losses which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                                                                                      INCREASE          INCREASE
                                                                                                     (DECREASE)        (DECREASE)
                                                                                    INCREASE         ACCUMULATED      UNDISTRIBUTED
                                                                                   (DECREASE)       NET REALIZED     NET INVESTMENT
                                                                                 PAID IN-CAPITAL     GAIN (LOSS)         INCOME
                                                                                 ---------------    =-----------     --------------
Large Cap Value Equity Portfolio ............................................       $        --       $  (13,323)      $    13,323
Large Cap Growth Equity Portfolio ...........................................        (1,230,698)              --         1,230,698
Mid-Cap Value Equity Portfolio ..............................................          (128,210)         (59,779)          187,989
Mid-Cap Growth Equity Portfolio .............................................        (3,949,936)              --         3,949,936
Small Cap Value Equity Portfolio ............................................         4,585,363       (5,332,876)          747,513
Small Cap Growth Equity Portfolio ...........................................        (1,651,795)      (4,799,722)        6,451,517
U.S. Opportunities Portfolio ................................................        (6,292,407)              --         6,292,407
Global Science & Technology Opportunities Portfolio .........................          (986,657)          (4,304)          990,961
European Equity Portfolio ...................................................            29,310          (48,556)           19,246
International Equity Portfolio ..............................................        11,054,890          379,826       (11,434,716)
International Opportunities Portfolio .......................................          (427,675)         320,780           106,895
Asia Pacific Equity Portfolio ...............................................                --           (7,780)            7,780
Balanced Portfolio ..........................................................                --           59,430           (59,430)

     These reclassifications had no effect on net assets or net asset value per share.

                                 BLACKROCK FUNDS

     As of September 30, 2002, the components of distributable earnings/ (accumulated losses) were as follows:

                                                                     UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL           POST-
                                                                       ORDINARY       LONG-TERM         LOSS           OCTOBER
                                                                        INCOME       CAPITAL GAIN   CARRYFOWARDS       LOSSES
                                                                    -------------   -------------  -------------   ---------------
Large Cap Value Equity Portfolio ...............................     $  215,281      $        --   $ (17,617,370)  $  (15,064,406)
Large Cap Growth Equity Portfolio ..............................             --               --    (417,839,582)              --
Mid-Cap Value Equity Portfolio .................................             --        5,446,807              --               --
Mid-Cap Growth Equity Portfolio ................................             --               --    (386,622,297)     (20,941,543)
Small Cap Value Equity Portfolio ...............................             --       27,872,128              --               --
Small Cap Growth Equity Portfolio ..............................             --               --    (643,318,325)    (116,670,987)
U.S. Opportunities Portfolio ...................................             --               --    (120,764,633)     (14,308,509)
Global Science & Technology Opportunities Portfolio ............             --               --     (84,271,694)      (1,144,968)
European Equity Portfolio ......................................         29,323               --      (1,996,936)      (1,202,566)
International Equity Portfolio .................................             --               --    (155,266,135)     (50,846,727) 1
International Opportunities Portfolio ..........................             --               --     (60,643,076)        (257,866) 1
Asia Pacific Equity Portfolio ..................................          1,638               --        (858,503)        (345,298)
Select Equity Portfolio ........................................      1,459,982               --     (93,625,471)     (24,689,261)
Index Equity Portfolio 2 .......................................      2,123,137               --      (9,983,954)     (11,296,140)
Balanced Portfolio .............................................        296,115               --     (32,053,692)     (26,143,061)

1. Includes Post-October currency losses of $206,701 for BlackRock International Equity Portfolio and $257,866 for BlackRock International Opportunities Portfolio.
2. Blackrock Index Equity Portfolio has a tax year end of 11/30. Therefore, these amounts are reflective of the 11/30/01 tax year.

     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                                          EXPIRING SEPTEMBER 30
                                                                   -----------------------------------------------------------------
                                                                      2008              2009             2010               TOTAL
                                                                   ----------       -----------      ------------       ------------
Large Cap Value Equity Portfolio ...........................       $       --       $        --      $ 17,617,370       $ 17,617,370
Large Cap Growth Equity Portfolio ..........................               --        11,079,766       406,759,816        417,839,582
Mid-Cap Growth Equity Portfolio ............................               --        21,893,482       364,728,815        386,622,297
Small Cap Growth Equity Portfolio ..........................               --                --       643,318,325        643,318,325
U.S. Opportunities Portfolio ...............................               --                --       120,764,633        120,764,633
Global Science & Technology Opportunities Portfolio ........        5,068,539         7,130,245        72,072,910         84,271,694
European Equity Portfolio ..................................               --           106,346         1,890,590          1,996,936
International Equity Portfolio .............................               --                --       155,266,135        155,266,135
International Opportunities Portfolio ......................               --        31,930,224        28,712,852         60,643,076
Asia Pacific Equity Portfolio ..............................               --                --           858,503            858,503
Select Equity Portfolio ....................................               --        13,330,826        80,294,645         93,625,471
Balanced Portfolio .........................................               --         6,410,154        25,643,538         32,053,692


                                                                                       EXPIRING NOVEMBER 30
                                                                   -----------------------------------------------------------------
                                                                      2008              2009             TOTAL
                                                                   ----------       -----------      ------------
Index Equity Portfolio .....................................       $1,523,612       $ 8,460,342       $ 9,983,954

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of U.S. Opportunities, European Equity, International Opportunities, Asia Pacific Equity and Index Equity Portfolios and the statements of assets and liabilities, including the schedules of investments, of Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Global Science & Technology Opportunities, International Equity, Select Equity and Balanced Portfolios (constituting the equity portfolios of BlackRock Funds, hereafter referred to as the "Funds") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
November 18, 2002

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.


------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                                  NUMBER OF
                                        OFFICE (3)                                               PORTFOLIOS
NAME, ADDRESS,           POSITION(S)   AND LENGTH               PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                HELD WITH FUND    OF TIME                DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                         SERVED                                                   OVERSEEN
                                                                                                 BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)   Trustee         Since 1996     Retired; Treasurer of Princeton                 43
c/o BlackRock Funds                                   University from 1987 to 2001; Trustee,
100 Bellevue Parkway                                  The Compass Capital Group of Funds from
Wilmington, DE 19809                                  1987 to 1996; Trustee, Chemical Bank,
Age: 67                                               New Jersey Advisory Board from 1994
                                                      until 1995; Chairman of Board of
                                                      Trustees, American Red Cross - Central
                                                      N.J. Chapter; Trustee, Medical Center of
                                                      Princeton; and Trustee, United
                                                      Way-Greater Mercer County from
                                                      1996-1997.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)   Trustee and     Since 2000     Director, Chairman and Chief Executive          43
BlackRock, Inc.        President                      Officer of BlackRock, Inc. since its
40 E. 52nd Street                                     formation in 1998 and of BlackRock,
New York, NY 10022                                    Inc.'s predecessor entities since 1988;
Age: 49                                               Chairman of the Management Committee and
                                                      Co-chair of the Investment Strategy
                                                      Group of BlackRock, Inc.; Treasurer
                                                      of BlackRock Funds from 2000 to 2002;
                                                      formerly, Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of its
                                                      Taxable Fixed Income Division and Head
                                                      of its Mortgage and Real Estate Products
                                                      Group; formerly, Chairman of the Board
                                                      and Director of BlackRock's closed-end
                                                      funds; Chairman of the Board and
                                                      Director of Anthracite Capital, Inc.;
                                                      Director of BlackRock's offshore funds
                                                      and alternative investment vehicles and
                                                      Chairman of the Board of Nomura
                                                      BlackRock Asset Management Co., Ltd.;
                                                      Director of the New York Stock Exchange;
                                                      Vice Chairman of the Board of Trustees
                                                      of Mount Sinai-New York University
                                                      Medical Center and Health System;
                                                      Co-Chairman of the Board of Trustees of
                                                      NYU Hospitals Center; and a Member of
                                                      the Board of Trustees of New York
                                                      University, NYU School of Medicine and
                                                      of Phoenix House.
------------------------------------------------------------------------------------------------------------------------------------

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           FUND MANAGEMENT (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF                                        NUMBER OF
                                                 OFFICE (3)                                     PORTFOLIOS
NAME, ADDRESS,                    POSITION(S)   AND LENGTH     PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                         HELD WITH FUND    OF TIME      DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                                  SERVED                                         OVERSEEN
                                                                                                BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat   Trustee         Since 2001   Partner, Covington & Burling           43
Covington & Burling                                          (law firm) (2001-Present);
1201 Pennsylvania Avenue, NW                                 Deputy Secretary of the
Washington, DC  20004                                        Treasury (1999-2001), Under
Age: 59                                                      Secretary of State for
                                                             Economic, Business and
                                                             Agricultural Affairs
                                                             (1997-1999), Under Secretary
                                                             of Commerce for International
                                                             Trade (1996-1997), Special
                                                             Representative of the
                                                             President and Secretary of
                                                             State on Holocaust Issues
                                                             (1995-2001), and U.S.
                                                             Ambassador to the European
                                                             Union, Department of State
                                                             (1993-1996), Government of
                                                             the United States of America;
                                                             Partner, Vice-Chairman and
                                                             Chairman of the Washington
                                                             Office, Powell, Goldstein,
                                                             Frazer & Murphy (1981-1993);
                                                             Director, Overseas Private
                                                             Investment Corporation
                                                             (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez        Trustee, Vice        Since 1996   Retired; Director of USX               43       Director and
c/o BlackRock Funds        Chairman and                      Corporation (a diversified                      Chairman of the
100 Bellevue Parkway       Chairman of                       company principally engaged                     Board, RTI
Wilmington, DE 19809       the                               in energy and steel                             International
Age: 58                    Nominating                        businesses) from 1991 to                        Metals, Inc.;
                           Committee                         2001, Vice Chairman and Chief                   Director, Eastman
                                                             Financial Officer from 1994                     Chemical Company.
                                                             to 2001; Executive Vice
                                                             President - Accounting and
                                                             Finance and Chief Financial
                                                             Officer from 1991 to 1994;
                                                             Director and Chairman of the
                                                             Executive Committee, ACE
                                                             Limited (insurance company).
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin           Trustee              Since 2001   President, Professor of                43       Director, Aetna,
President                                                    Psychology (School of Arts                      Inc.; Director, AMR
University of Pennsylvania                                   and Sciences), and Professor                    Corporation;
Office of the President                                      of Medicine and Psychiatry                      Director, Electronic
100 College Hall                                             (School of Medicine),                           Data Systems
Philadelphia, PA 19104-6380                                  University of Pennsylvania                      Corporation.
Age: 58                                                      (1994-present); Provost
                                                             (1992-1994), Dean of Graduate
                                                             School of Arts and Sciences
                                                             (1991-1992), and Chair of
                                                             Psychology Department
                                                             (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.   Trustee and          Since 1996   Chairman, Wilmerding &                 44 (4)
Rosemont Business Campus   Chairman of                       Associates, Inc. (investment
Building One, Suite 100    the Board                         advisers) since 1989;
919 Conestoga Road                                           Director, Beaver Management
Rosemont, PA 19010                                           Corporation (land management
Age: 67                                                      corporation); Managing
                                                             General Partner, Chestnut
                                                             Street Exchange Fund;
                                                             Director, Peoples First, The
                                                             Peoples Bank of Oxford;
                                                             Director Emeritus, The Mutual
                                                             Fire, Marine and Inland
                                                             Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

* William O. Albertini, a disinterested Trustee of the Fund since 1996, resigned from the board in November 2002.

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           FUND MANAGEMENT (CONCLUDED)


------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF
                                                 OFFICE (3)
NAME, ADDRESS,                    POSITION(S)   AND LENGTH                           PRINCIPAL OCCUPATION(S)
    AGE                         HELD WITH FUND    OF TIME                            DURING PAST FIVE YEARS
                                                  SERVED

------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                 Treasurer            Since 2002     Managing Director and Chief Financial Officer of BlackRock, Inc.
BlackRock, Inc.                                                since 1998; Treasurer of BlackRock Provident Institutional Funds
40 E. 52nd Street                                              since 2001; Senior Vice President of PNC Bank Corp. from 1991 to
New York, NY 10022                                             1998.
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley              Assistant            Since 2000     Managing Director, BlackRock Advisors, Inc. since May 2000; First
BlackRock, Inc.            Secretary                           Vice President and Operating Officer, Mergers and Acquisitions Group
40 E. 52nd Street                                              (1997-2000), First Vice President and Operating Officer, Public
New York, NY 10022                                             Finance Group (1995-1997), and First Vice President, Emerging Markets
Age: 40                                                        Fixed Income Research (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson            Assistant            Since 1998     Vice President and Director of Mutual Fund Accounting and
PFPC Inc.                  Treasurer                           Administration, PFPC Inc. since November 1997; Assistant Vice
103 Bellevue Parkway                                           President, PFPC Inc. from March 1997 to November 1997; Senior
Wilmington, DE 19809                                           Accounting Officer, PFPC Inc. from March 1993 to March 1997.
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Secretary            Since 1997     Director and Senior Counsel (since January 2001), and Vice President
BlackRock Advisors, Inc.                                       and Senior Counsel (1998-2000), BlackRock Advisors, Inc.; Senior
100 Bellevue Parkway                                           Counsel, PNC Bank Corp. from May 1995 to April 1998; Associate,
Wilmington, DE 19809                                           Stradley, Ronon, Stevens & Young, LLP from March 1990 to May 1995.
Age: 43
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES

TABLE OF CONTENTS                               THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                       Page
Unaudited Schedule of Investments as of September 30, 2002 ..........  111

Audited Financial Statements as of and for the year ended
    November 30, 2001:

Schedule of Investments .............................................  115

Statements of Assets and Liabilities ................................  119

Statement of Operations .............................................  121

Statements of Changes in Net Assets .................................  122

Financial Highlights ................................................  123

Notes to Financial Statements .......................................  124

Report of Independent Certified Public Accountants ..................  126


THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
COMMON STOCKS -- (96.7%)
   3M Co. ......................................    118,900   $   13,075,433
   Abbott Laboratories .........................    476,500       19,250,600
   Ace, Ltd. ...................................     80,000        2,368,800
   ADC Telecommunications, Inc. ................    242,900          280,549*
   Adobe Systems, Inc. .........................     73,201        1,398,496
   Advanced Micro Devices, Inc. ................    104,400          557,496*
   AES Corp. ...................................    165,500          415,405*#
   Aetna, Inc. .................................     45,900        1,643,679
   AFLAC, Inc. .................................    157,700        4,839,813
   Agere Systems, Inc. Class B .................    277,553          274,777*
   Agilent Technologies, Inc. ..................    141,600        1,849,296*
   Air Products & Chemicals, Inc. ..............     69,300        2,911,293
   Alberto-Culver Co. Class B ..................     17,700          867,831
   Albertson's, Inc. ...........................    124,100        2,998,256#
   Alcoa, Inc. .................................    257,500        4,969,750
   Allegheny Energy, Inc. ......................     38,300          501,730
   Allegheny Teledyne, Inc. ....................     24,600          170,232
   Allergan, Inc. ..............................     39,400        2,143,360
   Allied Waste Industries, Inc. ...............     60,100          441,735*
   Allstate Corp. ..............................    215,200        7,650,360
   Alltel Corp. ................................     94,900        3,808,337#
   Altera Corp. ................................    116,500        1,012,967*
   Ambac Financial Group, Inc. .................     32,300        1,740,647
   Amerada Hess Corp. ..........................     27,200        1,846,336#
   Ameren Corp. ................................     44,200        1,840,930
   American Electric Power Co., Inc. ...........    103,300        2,945,083
   American Express Co. ........................    405,300       12,637,254
   American Greetings Corp. Class A ............     20,100          323,610#
   American International Group, Inc. ..........    796,200       43,552,140
   American Power Conversion Corp. .............     59,800          572,884*
   American Standard Companies, Inc. ...........     21,900        1,393,278*
   AmerisourceBergen Corp. .....................     32,300        2,306,866
   Amgen, Inc. .................................    389,800       16,252,711*
   AMR Corp. ...................................     47,300          197,714*
   AmSouth Bancorporation ......................    109,400        2,268,956
   Anadarko Petroleum Corp. ....................     75,800        3,376,132
   Analog Devices, Inc. ........................    111,500        2,196,550*
   Andrew Corp. ................................     29,900          195,546*
   Anheuser-Busch Companies, Inc. ..............    264,900       13,403,940
   Anthem, Inc. ................................     43,000        2,795,000*
   AOL Time Warner, Inc. .......................  1,361,200       15,926,040*
   AON Corp. ...................................     83,200        1,704,768
   Apache Corp. ................................     43,900        2,609,855
   Apollo Group, Inc. (Class A) ................     52,900        2,298,240*
   Apple Computer, Inc. ........................    109,500        1,587,202*
   Applera Corporation - Applied Biosystems
     Group .....................................     64,800        1,185,840
   Applied Materials, Inc. .....................    501,700        5,797,143*
   Applied Micro Circuits Corp. ................     91,800          263,466*
   Archer-Daniels Midland Co. ..................    198,700        2,485,737
   Ashland, Inc. ...............................     21,000          562,590
   AT&T Corp. ..................................  1,172,700       14,084,127
   AT&T Wireless Services, Inc. ................    825,800        3,402,296*
   Autodesk, Inc. ..............................     35,000          440,300
   Automatic Data Processing, Inc. .............    189,100        6,575,007
   Autozone, Inc. ..............................     32,200        2,539,292*
   Avaya, Inc. .................................    110,400          157,872*
   Avery Dennison Corp. ........................     33,500        1,908,830
   Avon Products, Inc. .........................     72,000        3,319,200
   B B & T Corp. ...............................    147,500        5,168,400
   Baker Hughes, Inc. ..........................    102,900        2,987,187
   Ball Corp. ..................................     17,300          871,747#
   Bank of America Corp. .......................    458,300       29,239,540
   Bank of New York Co., Inc. ..................    221,500        6,365,910
   Bank One Corp. ..............................    357,900       13,385,460

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Bard (C.R.), Inc. ...........................     15,700   $      857,691
   Bausch & Lomb, Inc. .........................     16,400          543,988
   Baxter International, Inc. ..................    183,900        5,618,145
   Bear Stearns Companies, Inc. ................     30,100        1,697,640
   Becton Dickinson & Co. ......................     78,300        2,223,720
   Bed, Bath and Beyond, Inc. ..................     89,100        2,903,323*
   Bellsouth Corp. .............................    570,800       10,479,888
   Bemis Co., Inc. .............................     16,100          795,340
   Best Buy Co., Inc. ..........................     98,000        2,186,380*
   Big Lots, Inc. ..............................     35,400          560,382*
   Biogen, Inc. ................................     45,300        1,324,798*
   Biomet, Inc. ................................     80,300        2,140,396
   BJ Services, Co. ............................     47,800        1,242,800*
   Black & Decker Corp. ........................     24,600        1,031,478
   Block (H.&R.), Inc. .........................     55,100        2,314,751
   BMC Software, Inc. ..........................     73,500          960,645*
   Boeing Co. ..................................    256,000        8,737,280
   Boise Cascade Corp. .........................     17,800          405,840
   Boston Scientific Corp. .....................    124,100        3,916,596*
   Bristol Myers Squibb Co. ....................    590,800       14,061,040
   Broadcom Corp. ..............................     83,600          895,774*
   Brown-Forman Corp. Class B ..................     20,900        1,399,255
   Brunswick Corp. .............................     27,500          578,600
   Burlington Northern Santa Fe Corp. ..........    116,100        2,777,112
   Burlington Resources, Inc. ..................     61,400        2,355,304#
   Calpine Corp. ...............................    114,900          283,803*#
   Campbell Soup Co. ...........................    125,100        2,762,208
   Capital One Financial Corp. .................     67,600        2,360,592#
   Cardinal Health, Inc. .......................    137,800        8,571,160
   Carnival Corp. ..............................    178,900        4,490,390
   Caterpillar, Inc. ...........................    105,000        3,908,100
   Cendant Corp. ...............................    317,200        3,413,072*
   Centex Corp. ................................     18,800          833,780#
   CenturyTel, Inc. ............................     43,300          971,219#
   Charter One Financial, Inc. .................     70,000        2,080,400
   ChevronTexaco Corp. .........................    325,700       22,554,725
   Chiron Corp. ................................     57,600        2,011,104*#
   Chubb Corp. .................................     52,400        2,873,092
   CIENA Corp. .................................    131,600          391,510*
   CIGNA Corp. .................................     42,700        3,021,025
   Cincinnati Financial Corp. ..................     49,400        1,760,369
   Cinergy Corp. ...............................     51,100        1,606,073
   Cintas Corp. ................................     51,800        2,171,456
   Circuit City Stores, Inc.
     (Circuit City Group) ......................     64,000          969,600
   Cisco Sytems, Inc. ..........................  2,231,500       23,386,120*
   Citigroup, Inc. .............................  1,543,500       45,764,775
   Citizens Communications Co. .................     86,100          583,758*#
   Citrix Systems, Inc. ........................     53,400          322,269*#
   Clear Channel Communications, Inc. ..........    186,800        6,491,300*
   Clorox Co. ..................................     70,300        2,824,654
   CMS Energy Corp. ............................     43,900          353,834
   Coca-Cola Co. ...............................    757,100       36,310,516
   Coca-Cola Enterprises, Inc. .................    136,700        2,903,508#
   Colgate-Palmolive Co. .......................    165,500        8,928,725
   Comcast Corp. Class A Special ...............    288,700        6,025,169*#
   Comerica, Inc. ..............................     53,300        2,570,126
   Computer Associates International, Inc. .....    176,200        1,691,520
   Computer Sciences Corp. .....................     52,300        1,453,417*
   Compuware Corp. .............................    114,600          350,103*
   Comverse Technology, Inc. ...................     57,000          398,715*
   Conagra, Inc. ...............................    163,800        4,070,430
   Concord EFS, Inc. ...........................    156,500        2,490,697*
   ConocoPhilips ...............................    206,400        9,543,936
   Consolidated Edison, Inc. ...................     65,000        2,614,300#
   Constellation Energy Group ..................     50,100        1,241,979
   Convergys Corp. .............................     52,800          793,584*

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Cooper Industries, Ltd. .....................     28,400   $      861,940#
   Cooper Tire & Rubber Co. ....................     22,400          361,536
   Coors (Adolph) Co. Class B ..................     11,000          619,300
   Corning, Inc. ...............................    290,300          464,480*
   Costco Wholesale Corp. ......................    138,700        4,490,412*
   Countrywide Credit Industries, Inc. .........     38,300        1,805,845
   Crane Co. ...................................     18,200          359,632
   CSX Corp. ...................................     64,900        1,712,062
   Cummins Engine Co., Inc. ....................     12,600          297,612#
   CVS Corp. ...................................    119,700        3,034,395
   Dana Corp. ..................................     45,300          592,524
   Danaher Corp. ...............................     46,100        2,620,785
   Darden Restaurants, Inc. ....................     52,200        1,265,328#
   Deere & Co. .................................     72,700        3,304,215
   Dell Computer Corp. .........................    791,300       18,599,506*
   Delphi Automotive Systems Corp. .............    170,600        1,458,630
   Delta Air Lines, Inc. .......................     37,600          349,304#
   Deluxe Corp. ................................     19,100          860,646
   Devon Energy Corp. ..........................     47,700        2,301,525
   Dillards, Inc. Class A ......................     25,700          518,626#
   Disney (Walt) Co. ...........................    622,500        9,424,650
   Dollar General Corp. ........................    101,600        1,363,472
   Dominion Resources, Inc. ....................     84,800        4,301,904
   Donnelley (R.R.) & Sons Co. .................     34,600          813,446
   Dover Corp. .................................     61,800        1,568,484
   Dow Chemical Co. ............................    277,800        7,586,718
   Dow Jones & Co., Inc. .......................     25,600          983,296
   DTE Energy Co. ..............................     51,100        2,079,770#
   Duke Power Co. ..............................    254,100        4,967,655#
   DuPont (E.I.) de Nemours & Co., Inc. ........    302,900       10,925,603
   Dynegy, Inc. ................................    112,600          130,616
   Eastman Chemical Co. ........................     23,600          900,812
   Eastman Kodak Co. ...........................     89,000        2,424,360
   Eaton Corp. .................................     21,500        1,370,410
   eBay, Inc. ..................................     86,000        4,543,810*#
   Ecolab, Inc. ................................     39,400        1,644,162
   Edison International ........................     99,400          994,000*
   El Paso Corp. ...............................    178,400        1,475,368
   Electronic Arts, Inc. .......................     42,500        2,805,850*
   Electronic Data Systems Corp. ...............    146,500        2,048,070
   EMC Corp. ...................................    672,100        3,071,497*
   Emerson Electric Co. ........................    128,400        5,641,896#
   Engelhard Corp. .............................     39,200          934,136
   Entergy Corp. ...............................     68,300        2,841,280
   EOG Resources, Inc. .........................     35,400        1,272,984
   Equifax, Inc. ...............................     43,900          954,386
   Equity Office Properties Trust ..............    127,700        3,297,214
   Equity Residential Corp. ....................     84,000        2,010,960
   Exelon Corp. ................................     98,200        4,664,500
   Exxon Mobil Corp. ...........................  2,060,900       65,742,710
   Family Dollar Stores, Inc. ..................     52,900        1,421,952
   Fannie Mae ..................................    303,500       18,070,390
   Federal Home Loan Mortgage
     Corporation ...............................    212,200       11,861,980
   Federated Department Stores, Inc. ...........     61,500        1,810,560*
   FedEx Corp. .................................     90,800        4,546,356#
   Fifth Third Bancorp .........................    177,000       10,833,285
   First Data Corp. ............................    230,900        6,453,655
   First Tennessee National Corp. ..............     38,600        1,338,262
   FirstEnergy Corp. ...........................     90,800        2,714,012#
   Fiserv, Inc. ................................     58,600        1,650,176*
   FleetBoston Financial Corp. .................    319,500        6,495,435
   Fluor Corp. .................................     24,600          601,224
   Ford Motor Co. ..............................    556,000        5,448,800#
   Forest Laboratories, Inc. ...................     54,800        4,494,148*
   Fortune Brands, Inc. ........................     45,800        2,165,882
   FPL Group, Inc. .............................     55,500        2,985,900#

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Franklin Resources, Inc. ....................     79,300   $    2,466,230
   Freeport McMoran Copper & Gold, Inc.
     Class B ...................................     44,200          594,932*
   Gannett Co., Inc. ...........................     81,400        5,875,452
   Gap, Inc. ...................................    265,300        2,878,505
   Gateway, Inc. ...............................     98,800          293,436*
   General Dynamics Corp. ......................     61,600        5,009,928
   General Electric Co. ........................  3,034,500       74,800,425
   General Mills, Inc. .........................    112,200        4,983,924
   General Motors Corp. ........................    170,900        6,648,010#
   Genuine Parts Co. ...........................     53,300        1,633,112
   Genzyme Corp. ...............................     65,400        1,347,567*
   Georgia-Pacific Corp. .......................     70,200          918,918
   Gillette Co. ................................    322,600        9,548,960
   Golden West Financial Corp. .................     47,100        2,928,678
   Goodrich (B.F.) Co. .........................     31,100          587,168
   Goodyear Tire & Rubber Co. ..................     49,800          442,722
   Grainger (W.W.), Inc. .......................     28,400        1,208,420
   Great Lakes Chemical Corp. ..................     15,300          367,506
   Guidant Corp. ...............................     93,200        3,011,292*
   Halliburton Co. .............................    133,100        1,718,321
   Harley-Davidson, Inc. .......................     92,200        4,282,690
   Harrahs Entertainment, Inc. .................     34,100        1,643,961*
   Hartford Financial Services
     Group, Inc. ...............................     75,500        3,095,500
   Hasbro, Inc. ................................     52,800          587,664
   HCA, Inc. ...................................    158,100        7,527,141
   Health Management Associates, Inc. ..........     72,700        1,469,994*
   Healthsouth Corp. ...........................    120,900          501,735*
   Heinz (H.J.) Co. ............................    107,000        3,570,590
   Hercules, Inc. ..............................     33,300          306,693*
   Hershey Foods Corp. .........................     41,700        2,587,485
   Hewlett-Packard Co. .........................    930,700       10,861,269
   Hilton Hotels Corp. .........................    114,700        1,305,286
   Home Depot, Inc. ............................    718,600       18,755,460
   Honeywell International, Inc. ...............    249,900        5,412,834
   Household International, Inc. ...............    138,700        3,926,597
   Humana, Inc. ................................     51,700          641,080*
   Huntington Bancshares, Inc. .................     73,400        1,338,816
   Illinois Tool Works, Inc. ...................     93,400        5,448,022
   IMS Health, Inc. ............................     86,500        1,294,905
   Ingersoll-Rand Co., Ltd. Class A ............     51,600        1,777,104
   Intel Corp. .................................  2,032,700       28,203,712
   International Business Machines Corp. .......    516,700       30,170,113
   International Flavors & Fragrances, Inc. ....     28,900          920,465
   International Game Technology ...............     26,400        1,825,296*
   International Paper Co. .....................    146,900        4,904,991
   Interpublic Group of Companies, Inc. ........    117,000        1,854,450
   Intuit, Inc. ................................     64,500        2,937,007*
   ITT Industries, Inc. ........................     28,000        1,745,240
   Jabil Circuit, Inc. .........................     60,300          891,234*
   JDS Uniphase Corp. ..........................    415,300          811,911*#
   Jefferson-Pilot Corp. .......................     45,100        1,808,510
   John Hancock Financial Services, Inc. .......     88,500        2,460,300
   Johnson & Johnson ...........................    907,400       49,072,192
   Johnson Controls, Inc. ......................     27,100        2,081,822
   Jones Apparel Group, Inc. ...................     39,300        1,206,510*
   JP Morgan Chase & Co. .......................    608,100       11,547,819
   KB Home Corp. ...............................     15,200          742,368#
   Kellogg Co. .................................    125,100        4,159,575
   Kerr-McGee Corp. ............................     30,600        1,329,264
   KeyCorp .....................................    130,100        3,248,597
   KeySpan Corp. ...............................     43,100        1,443,850
   Kimberly Clark Corp. ........................    157,600        8,926,464
   Kinder Morgan, Inc. .........................     37,200        1,318,740
   King Pharmaceuticals, Inc. ..................     74,300        1,350,031*
   KLA-Tencor Corp. ............................     57,700        1,612,715*

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Knight Ridder, Inc. .........................     25,400   $    1,432,814
   Kohls Corp. .................................    102,700        6,245,187*
   Kroger Co. ..................................    240,600        3,392,460*
   Leggett and Platt, Inc. .....................     59,700        1,181,463
   Lehman Brothers Holdings, Inc. ..............     74,300        3,644,415
   Lexmark International Group, Inc. ...........     38,500        1,809,500*
   Lilly (Eli) & Co. ...........................    342,600       18,959,484
   Limited Brands, Inc. ........................    159,000        2,280,060
   Lincoln National Corp. ......................     56,200        1,716,910
   Linear Technology Corp. .....................     96,800        2,006,180
   Liz Claiborne, Inc. .........................     32,500          810,875
   Lockheed Martin Corp. .......................    138,700        8,969,729
   Loews Corp. .................................     56,800        2,436,152
   Louisiana-Pacific Corp. .....................     31,900          206,393*
   Lowe's Companies, Inc. ......................    237,400        9,828,360
   LSI Logic Corp. .............................    113,400          720,090*
   Lucent Technologies, Inc. ...................  1,046,900          795,644*#
   Manor Care, Inc. ............................     30,000          674,400*#
   Marathon Oil Corp. ..........................     94,500        2,143,260
   Marriott International, Inc. Class A ........     73,700        2,136,563
   Marsh & McLennan Companies, Inc. ............    163,400        6,803,976
   Marshall & Isley Corp. ......................     64,100        1,787,749#
   Masco Corp. .................................    151,300        2,957,915
   Mattel, Inc. ................................    133,200        2,398,932
   Maxim Integrated Products, Inc. .............     98,500        2,438,860*
   May Department Stores Co. ...................     87,900        2,001,483
   Maytag Corp. ................................     23,800          551,684
   MBIA, Inc. ..................................     44,900        1,793,755
   MBNA Corp. ..................................    389,700        7,162,686
   McDermott International, Inc. ...............     19,300          118,309*
   McDonalds Corp. .............................    388,900        6,867,974
   McGraw-Hill Companies, Inc. .................     59,200        3,624,224
   McKesson Corp. ..............................     88,500        2,507,205
   MeadWestavco Corp. ..........................     61,000        1,171,810
   Medimmune, Inc. .............................     76,500        1,600,763*
   Medtronic, Inc. .............................    370,100       15,588,612
   Mellon Financial Corp. ......................    132,700        3,440,911
   Merck & Co., Inc. ...........................    686,100       31,361,631
   Mercury Interactive Corp. ...................     25,600          439,936*
   Meredith Corp. ..............................     15,100          650,055
   Merrill Lynch & Co., Inc. ...................    263,900        8,695,505
   MetLife, Inc. ...............................    214,100        4,872,916
   MGIC Investment Corp. .......................     31,300        1,277,979
   Micron Technology, Inc. .....................    184,100        2,277,317*
   Microsoft Corp. .............................  1,651,600       72,224,468*
   Millipore Corp. .............................     14,800          470,492
   Mirant Corp. ................................    122,600          270,946*
   Molex, Inc. .................................     59,000        1,384,730
   Monsanto Co. ................................     79,700        1,218,613*
   Moody's Corp. ...............................     47,400        2,298,900
   Morgan Stanley Dean Witter & Co. ............    334,200       11,322,696
   Motorola, Inc. ..............................    701,200        7,138,216
   Nabors Industries, Ltd. .....................     44,000        1,441,000*
   National City Corp. .........................    186,400        5,317,992
   National Semiconductor Corp. ................     55,100          657,894*
   Navistar International Corp. ................     18,400          398,912
   NCR Corp. ...................................     29,900          592,020*
   Network Appliance Corp. .....................    102,600          750,519*
   New York Times Class A ......................     46,200        2,099,790#
   Newell Rubbermaid, Inc. .....................     81,500        2,515,905#
   Newmont Mining Corp. ........................    122,400        3,367,224#
   Nextel Communications Corp. Class A .........    277,700        2,106,355*#
   Nicor, Inc. .................................     13,400          377,880
   Nike, Inc. Class B ..........................     81,400        3,514,852
   NiSource, Inc. ..............................     63,300        1,090,659
   Noble Corp. .................................     40,900        1,267,900*

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Nordstrom, Inc. .............................     41,200   $      739,128
   Norfolk Southern Corp. ......................    118,500        2,392,515
   North Fork Bancorporation, Inc. .............     49,800        1,884,432
   Northern Trust Corp. ........................     67,600        2,549,196
   Northrop Grumman Corp. ......................     34,500        4,279,380#
   Novell, Inc. ................................    111,100          231,644*
   Novellus Systems, Inc. ......................     44,200          919,581*
   Nucor Corp. .................................     23,800          902,020
   Nvidia Corp. ................................     46,700          399,986*
   Occidental Petroleum Corp. ..................    114,800        3,258,024
   Office Depot, Inc. ..........................     94,300        1,163,662*
   Omnicom Group, Inc. .........................     57,300        3,190,464#
   Oracle Systems Corp. ........................  1,657,100       13,033,092*
   Paccar, Inc. ................................     35,300        1,192,964
   Pactiv Corp. ................................     48,300          794,535*
   Pall Corp. ..................................     37,400          590,546
   Parametric Technology Corp. .................     79,700          143,062*
   Parker-Hannifin Corp. .......................     36,000        1,375,560#
   Paychex, Inc. ...............................    114,600        2,789,937#
   Penney (J.C.) Co., Inc. .....................     81,500        1,297,480#
   Peoples Energy Corp. ........................     10,800          363,852
   Peoplesoft, Inc. ............................     95,200        1,179,052*
   Pepsi Bottling Group, Inc. ..................     87,000        2,035,800
   Pepsico, Inc. ...............................    540,500       19,971,475
   PerkinElmer, Inc. ...........................     38,100          207,645
   Pfizer, Inc. ................................  1,887,800       54,783,956#
   PG&E Corp. (Holding Co.) ....................    119,900        1,350,074*#
   Pharmacia Corp. .............................    393,500       15,299,280
   Phelps Dodge Corp. ..........................     27,100          694,573*
   Philip Morris Companies, Inc. ...............    644,700       25,014,360
   Pinnacle West Capital Corp. .................     25,900          718,984#
   Pitney Bowes, Inc. ..........................     72,700        2,216,623
   Plum Creek Timber Co., Inc. .................     56,400        1,275,204
   PMC Sierra, Inc. ............................     51,000          197,370*#
   PNC Financial Services Group,
     Inc. ......................................     86,600        3,651,922
   Power-One, Inc. .............................     24,300           72,293*
   PPG Industries, Inc. ........................     51,700        2,310,990
   PPL Corp. ...................................     45,000        1,464,300
   Praxair, Inc. ...............................     49,200        2,514,612
   Principal Financial Group ...................    105,800        2,769,844*
   Procter & Gamble Co. ........................    396,400       35,430,232
   Progress Energy, Inc. .......................     67,500        2,758,725
   Progressive Corp. ...........................     66,400        3,361,832
   Providian Financial Corp. ...................     88,100          431,690*
   Prudential Financial, Inc. ..................    177,000        5,055,120*
   Public Service Enterprise Group, Inc. .......     63,000        1,921,500
   Pulte Homes Inc. ............................     18,700          797,181
   Q Logic Corp. ...............................     28,500          742,710*#
   Qualcomm, Inc. ..............................    237,000        6,544,755*
   Quintiles Transnational Corp. ...............     35,900          341,230*
   Qwest Communications International, Inc. ....    511,400        1,165,992*
   Radioshack Corp. ............................     52,300        1,049,138*#
   Rational Software Corp. .....................     58,900          254,154*
   Raytheon Co. ................................    122,900        3,600,970
   Reebok International, Ltd. ..................     18,200          455,910*
   Regions Financial Corp. .....................     67,500        2,205,225
   Reliant Energy, Inc. ........................     92,700          927,927
   RJ Reynolds Tobacco Holdings, Inc. ..........     27,300        1,100,736
   Robert Half International, Inc. .............     53,400          847,458*
   Rockwell Collins, Inc. ......................     55,800        1,224,252
   Rockwell International Corp. ................     56,700          922,509
   Rohm & Haas Co. .............................     67,400        2,089,400#
   Rowan Companies, Inc. .......................     28,600          533,104#
   Ryder System, Inc. ..........................     19,000          473,670
   Sabre Holdings Corp. ........................     44,200          855,270*
   Safeco Corp. ................................     39,000        1,239,810

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Safeway, Inc. ...............................    142,300   $    3,173,290*
   Saint Jude Medical, Inc. ....................     53,900        1,924,230*
   Saint Paul Companies, Inc. ..................     69,000        1,981,680#
   Sanmina Corp. ...............................    160,000          444,000*
   Sara Lee Corp. ..............................    239,300        4,376,797
   SBC Communications, Inc. ....................  1,014,100       20,383,410
   Schering-Plough Corp. .......................    447,200        9,534,304
   Schlumberger, Ltd. ..........................    176,100        6,772,806
   Schwab (Charles) Corp. ......................    416,300        3,621,810
   Scientific-Atlanta, Inc. ....................     47,800          597,978
   Sealed Air Corp. ............................     25,600          432,384*
   Sears, Roebuck & Co. ........................     96,400        3,759,600
   Sempra Energy ...............................     62,500        1,228,125
   Sherwin-Williams Co. ........................     45,900        1,086,912
   Siebel Systems, Inc. ........................    145,800          839,079*#
   Sigma-Aldrich Corp. .........................     22,300        1,100,171#
   Simon Property Group, Inc. ..................     56,600        2,022,318#
   SLM Corp. ...................................     47,200        4,396,208
   Snap-On, Inc. ...............................     17,800          409,044
   Solectron Corp. .............................    251,300          530,243*
   Southern Co. ................................    216,100        6,219,358
   SouthTrust Corp. ............................    105,800        2,553,483
   Southwest Airlines Co. ......................    235,700        3,078,242#
   Sprint Corp. ................................    272,300        2,483,376
   Sprint Corp. (PCS Group) ....................    304,100          596,036*
   Stanley Works ...............................     26,100          852,687
   Staples, Inc. ...............................    142,600        1,824,567*
   Starbucks Corp. .............................    118,400        2,444,368*
   Starwood Hotels and Resorts Worldwide,
     Inc. ......................................     60,800        1,355,840
   State Street Corp. ..........................     98,800        3,817,632
   Stilwell Financial, Inc. ....................     67,800          818,346
   Stryker Corp. ...............................     60,300        3,473,280
   Sun Microsystems, Inc. ......................    990,100        2,559,409*
   Sungard Data Systems, Inc. ..................     86,200        1,676,590*
   Sunoco, Inc. ................................     23,300          702,728
   Suntrust Banks, Inc. ........................     86,900        5,342,612
   Supervalu, Inc. .............................     40,800          658,920
   Symbol Technologies, Inc. ...................     70,000          536,900
   Synovus Financial Corp. .....................     90,400        1,864,048
   Sysco Corp. .................................    202,300        5,743,297
   T. Rowe Price Group, Inc. ...................     37,300          932,687
   Target Corp. ................................    276,700        8,168,184
   Teco Energy, Inc. ...........................     47,600          755,888#
   Tektronix, Inc. .............................     27,200          446,896*
   Tellabs, Inc. ...............................    125,500          509,530*
   Temple-Inland, Inc. .........................     16,400          633,532
   Tenet Healthcare Corp. ......................    149,100        7,380,450*
   Teradyne, Inc. ..............................     55,800          535,680*
   Texas Corp. .................................     84,900        3,541,179
   Texas Instruments, Inc. .....................    528,700        7,808,899
   Textron, Inc. ...............................     42,100        1,435,610
   The Goldman Sachs Group, Inc. ...............    146,900        9,699,807
   Thermo-Electron Corp. .......................     50,800          819,404*#
   Thomas & Betts Corp. ........................     17,800          250,802*
   Tiffany & Co. ...............................     44,400          951,492
   TJX Companies, Inc. .........................    164,600        2,798,200#
   TMP Worldwide, Inc. .........................     34,100          306,389*
   Torchmark Corp. .............................     36,300        1,243,638
   Toys R Us, Inc. .............................     64,800          659,664*#
   Transocean, Inc. ............................     97,400        2,025,920
   Travelers Property Casualty B ...............    305,000        4,126,650*
   Travelers Property Casualty Corp. ...........     67,705          893,706*
   Tribune Co. .................................     92,100        3,850,701#
   TRW, Inc. ...................................     39,200        2,295,160
   Tupperware Corp. ............................     17,800          295,836

----------------------------------------------------------------------------
                                                      SEPTEMBER 30, 2002
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Tyco International, Ltd. ....................    608,500   $    8,579,850
   U.S. Bancorp ................................    583,900       10,848,862
   Union Pacific Corp. .........................     77,100        4,461,777
   Union Planters Corp. ........................     61,000        1,675,060
   Unisys Corp. ................................     98,600          690,200*
   United Parcel Service, Inc. .................    340,500       21,291,465
   United States Steel Corp. ...................     31,100          361,071
   United Technologies Corp. ...................    143,900        8,128,911
   Unitedhealth Group, Inc. ....................     92,500        8,067,850
   Univision Communications, Inc.
     Class A ...................................     69,900        1,593,720*#
   Unocal Corp. ................................     74,600        2,341,694
   UnumProvident Corp. .........................     73,600        1,497,760
   UST, Inc. ...................................     51,600        1,455,636
   Veritas Software Co. ........................    125,200        1,837,310*
   Verizon Communications, Inc. ................    832,100       22,832,824
   VF Corp. ....................................     33,400        1,201,732
   Viacom, Inc. Class B ........................    538,200       21,824,010*
   Visteon Corp. ...............................     39,900          377,853
   Vulcan Materials Co. ........................     31,000        1,120,960
   Wachovia Corp. ..............................    418,200       13,670,958
   Walgreen Co. ................................    312,400        9,609,424
   Wal-Mart Stores, Inc. .......................  1,356,600       66,798,984
   Washington Mutual, Inc. .....................    295,000        9,283,650
   Waste Management, Inc. ......................    186,500        4,349,180
   Waters Corp. ................................     40,000          970,000*#
   Watson Pharmaceuticals, Inc. ................     32,600          799,026*
   Wellpoint Health Networks, Inc. .............     44,400        3,254,520*
   Wells Fargo & Co. ...........................    518,100       24,951,696
   Wendy's International, Inc. .................     35,300        1,168,783
   Weyerhaeuser Co. ............................     66,800        2,923,836#
   Whirlpool Corp. .............................     20,800          953,888
   Williams Companies, Inc. ....................    157,500          355,950
   Winn-Dixie Stores, Inc. .....................     42,900          562,848
   Worthington Industries, Inc. ................     26,100          488,070
   Wrigley (Wm.) Jr. Co. .......................     68,700        3,399,963#
   Wyeth .......................................    404,100       12,850,380
   XCEL Energy, Inc. ...........................    121,400        1,130,234#
   Xerox Corp. .................................    222,700        1,102,365*#
   Xilinx, Inc. ................................    102,900        1,628,907*
   XL Capital, Ltd. ............................     41,400        3,042,900
   Yahoo!, Inc. ................................    183,200        1,750,476*
   Yum! Brands, Inc. ...........................     90,600        2,510,526*
   Zimmer Holdings, Inc. .......................     59,400        2,277,396*
   Zions Bancorp ...............................     28,000        1,218,140
                                                              --------------
TOTAL COMMON STOCKS
   (Cost $2,700,688,065) .......................              $2,294,005,610
                                                              --------------

                                                FACE AMOUNT
                                                   (000)          VALUE+
                                                -----------   --------------
TEMPORARY CASH INVESTMENTS -- (3.3%)
   Repurchase Agreement, PNC Capital Markets
   Inc. 1.79%, 10/01/02 (Collateralized by FHLB
   2.06%, 08/12/03, valued at $79,614,439) to
   be repurchased at $78,440,900.
   (Cost $78,437,000) ..........................    $78,437   $   78,437,000
                                                              --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,779,125,065)++ .....................              $2,372,442,610
                                                              ==============

--------------------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
++ The cost for federal income tax purposes is $2,820,064,476.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
COMMON STOCKS -- (98.8%)
   Abbott Laboratories .........................    418,100   $   22,995,500#
   ADC Telecommunications, Inc. ................    211,000          937,895*
   Adobe Systems, Inc. .........................     64,600        2,072,045
   Advanced Micro Devices, Inc. ................     92,800        1,258,368*
   AES Corp. ...................................    143,600        2,372,272*
   Aetna Inc. ..................................     38,500        1,200,045
   AFLAC, Inc. .................................    141,900        3,888,060
   Agilent Technologies, Inc. ..................    123,300        3,362,391*#
   Air Products & Chemicals, Inc. ..............     61,500        2,811,780
   Alberto-Culver Co. Class B ..................     15,300          665,856
   Albertson's, Inc. ...........................    109,300        3,668,108#
   Alcan Aluminum, Ltd. ........................     86,200        3,101,476
   Alcoa, Inc. .................................    233,000        8,993,800
   Allegheny Energy, Inc. ......................     33,700        1,174,445
   Allegheny Teledyne, Inc. ....................     21,600          333,504
   Allergan, Inc. ..............................     35,500        2,679,895
   Allied Waste Industries, Inc. ...............     53,300          631,072*
   Allstate Corp. ..............................    195,600        6,697,344
   Alltel Corp. ................................     84,500        5,499,260
   Altera Corp. ................................    104,400        2,377,188*
   Ambac, Inc. .................................     28,600        1,603,888
   Amerada Hess Corp. ..........................     24,100        1,400,210
   Ameren Corp. ................................     37,000        1,512,560
   American Electric Power Co., Inc. ...........     87,000        3,588,750
   American Express Co. ........................    357,100       11,752,161
   American Greetings Corp. Class A ............     17,100          223,155
   American Home Products Corp. ................    354,800       21,323,480
   American International Group, Inc. ..........    707,186       58,272,126
   American Power Conversion Corp. .............     52,600          724,039*
   Amerisource Bergen Corp. ....................     27,800        1,653,822
   Amgen, Inc. .................................    281,600       18,677,120*#
   AMR Corp. ...................................     41,500          886,440*
   AmSouth Bancorporation ......................    100,000        1,832,000
   Anadarko Petroleum Corp. ....................     67,700        3,513,630
   Analog Devices, Inc. ........................     97,100        4,126,750*
   Andrew Corp. ................................     22,000          463,650*
   Anheuser-Busch Companies, Inc. ..............    242,200       10,438,820
   AOL Time Warner, Inc. .......................  1,196,000       41,740,400*
   AON Corp. ...................................     70,700        2,533,181
   Apache Corp. ................................     33,900        1,559,061
   Apple Computer, Inc. ........................     94,200        2,005,989*
   Applera Corporation - Applied Biosystems
     Group .....................................     57,000        1,886,700
   Applied Materials, Inc. .....................    219,400        8,713,471*
   Applied Micro Circuits Corp. ................     81,100        1,104,987*#
   Archer-Daniels Midland Co. ..................    179,125        2,756,734
   Ashland, Inc. ...............................     18,800          801,820
   AT&T Corp. ..................................    931,400       16,290,186
   AT&T Wireless Services, Inc. ................    682,923        9,540,434*#
   Autodesk, Inc. ..............................     14,500          538,602
   Automatic Data Processing, Inc. .............    168,500        9,345,010
   Autozone, Inc. ..............................     30,200        2,032,460*
   Avaya, Inc. .................................     76,600          870,942*
   Avery Dennison Corp. ........................     29,800        1,608,604#
   Avon Products, Inc. .........................     64,000        3,055,360#
   B B & T Corp. ...............................    118,300        4,039,945
   Baker Hughes, Inc. ..........................     90,600        2,987,082
   Ball Corp. ..................................      7,400          507,048
   Bank of America Corp. .......................    432,600       26,552,988
   Bank Of New York Co., Inc. ..................    198,500        7,789,140
   Bank One Corp. ..............................    314,600       11,778,624
   Bard (C.R.), Inc. ...........................     13,700          864,196
   Barrick Gold Corp. ..........................    106,900        1,617,397#
   Bausch & Lomb, Inc. .........................     14,500          482,125
   Baxter International, Inc. ..................    159,900        8,314,800

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
COMMON STOCKS -- (98.8%)
   Bear Stearns Companies, Inc. ................     25,400   $    1,460,500
   Becton Dickinson & Co. ......................     69,500        2,353,965
   Bed, Bath And Beyond, Inc. ..................     77,900        2,528,244*
   Bellsouth Corp. .............................    505,900       19,477,150
   Bemis Co., Inc. .............................     14,300          718,861
   Best Buy Co., Inc. ..........................     56,500        4,033,535*#
   Big Lots, Inc. ..............................     30,600          287,640
   Biogen, Inc. ................................     40,100        2,361,088*
   Biomet, Inc. ................................     72,500        2,031,087
   Black & Decker Corp. ........................     21,900          811,176
   Block (H.& R.), Inc. ........................     49,300        1,964,112
   BMC Software, Inc. ..........................     65,800        1,102,150*
   Boeing Co. ..................................    235,500        8,266,050
   Boise Cascade Corp. .........................     15,500          496,620
   Boston Scientific Corp. .....................    108,400        2,883,440*
   Bristol Myers Squibb Co. ....................    524,600       28,202,496
   Broadcom Corp. ..............................     70,200        3,088,449*
   Brown-Forman Corp. Class B ..................     18,500        1,126,650
   Brunswick Corp. .............................     23,600          464,920
   Burlington Northern
     Santa Fe Corp. ............................    105,700        3,098,067
   Burlington Resources, Inc. ..................     57,100        2,006,494
   Calpine Corp. ...............................     80,600        1,737,736*#
   Campbell Soup Co. ...........................    110,200        3,229,962
   Capital One Financial Corp. .................     56,300        2,816,689
   Cardinal Health, Inc. .......................    120,300        8,218,896
   Carnival Corp. ..............................    157,800        4,120,158#
   Caterpillar, Inc. ...........................     92,700        4,395,834#
   Cendant Corp. ...............................    261,300        4,452,552*#
   Centex Corp. ................................     16,000          723,040
   CenturyTel, Inc. ............................     38,100        1,287,780
   Charter One Financial, Inc. .................     58,555        1,613,190
   ChevronTexaco Corp. .........................    287,677       24,455,422#
   Chiron Corp. ................................     51,300        2,226,676*#
   Chubb Corp. .................................     47,300        3,313,838
   CIENA Corp. .................................     88,300        1,566,883*
   CIGNA Corp. .................................     40,400        3,685,692
   Cincinnati Financial Corp. ..................     43,400        1,673,938
   Cinergy Corp. ...............................     42,900        1,264,692
   Cintas Corp. ................................     45,600        1,949,628
   Circuit City Stores, Inc.
     (Circuit City Group) ......................     56,200          986,310
   Cisco Systems, Inc. .........................  1,975,600       40,371,386*
   Citigroup, Inc. .............................  1,357,400       65,019,460
   Citizens Communications Co. .................     77,000          753,830*
   Citrix Systems, Inc. ........................     49,900        1,118,758*#
   Clear Channel Communications, Inc. ..........    158,600        7,411,378*
   Clorox Co. ..................................     63,800        2,521,376
   CMS Energy Corp. ............................     35,600          819,868
   Coca-Cola Co. ...............................    671,400       31,528,944
   Coca-Cola Enterprises, Inc. .................    120,200        2,097,490
   Colgate-Palmolive Co. .......................    151,400        8,835,704
   Comcast Corp. Class A Special ...............    255,100        9,707,830*
   Comerica, Inc. ..............................     48,200        2,475,552
   Compaq Computer Corp. .......................    455,900        4,627,385
   Computer Associates International, Inc. .....    155,600        5,176,812
   Computer Sciences Corp. .....................     45,500        2,168,075*
   Compuware Corp. .............................     99,300        1,110,670*
   Comverse Technology Inc. ....................     50,100        1,071,889*
   Conagra Inc. ................................    145,000        3,330,650
   Concord EFS, Inc. ...........................    130,000        3,892,850*
   Conexant Systems, Inc. ......................     66,700          993,830*
   Conoco, Inc. ................................    168,600        4,614,582
   Conseco, Inc. ...............................     91,200          385,776*#
   Consolidated Edison, Inc. ...................     57,300        2,212,926
   Constellation Energy Group ..................     44,200        1,049,750
   Convergys Corp. .............................     46,100        1,531,903*
   Cooper Industries, Inc. .....................     25,300        1,033,505

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Cooper Tire & Rubber Co. ....................     19,600   $      290,472
   Coors (Adolph) Co. Class B ..................     10,100          576,003
   Corning, Inc. ...............................    251,100        2,367,873#
   Costco Wholesale Corp. ......................    121,500        4,963,882*
   Countrywide Credit Industries, Inc. .........     32,000        1,359,360
   Crane Co. ...................................     16,100          381,570
   CSX Corp. ...................................     57,600        2,154,240
   Cummins Engine Co., Inc. ....................     11,100          402,486
   CVS Corp. ...................................    106,200        2,862,090#
   Dana Corp. ..................................     39,900          546,630
   Danaher Corp. ...............................     38,500        2,258,025#
   Darden Restaurants, Inc. ....................     31,900          980,606
   Deere & Co. .................................     63,400        2,535,366
   Dell Computer Corp. .........................    702,100       19,606,142*
   Delphi Automotive Systems Corp. .............    151,100        2,073,092
   Delta Air Lines, Inc. .......................     33,200          962,136
   Deluxe Corp. ................................     19,100          754,832
   Devon Energy Corp. ..........................     34,900        1,200,211#
   Dillards, Inc. Class A ......................     23,000          380,650
   Disney (Walt) Co. ...........................    564,200       11,549,174
   Dollar General Corp. ........................     89,200        1,204,200
   Dominion Resources, Inc. ....................     70,600        4,126,570#
   Donnelley (R.R) & Sons Co. ..................     31,700          928,810
   Dover Corp. .................................     54,900        2,023,614
   Dow Chemical Co. ............................    242,300        9,086,250
   Dow Jones & Co., Inc. .......................     23,300        1,179,446
   DTE Energy ..................................     44,500        1,837,850
   Duke Power Co. ..............................    208,400        7,533,660#
   Dupont (E.I.) de Nemours & Co., Inc. ........    281,500       12,481,710
   Dynegy, Inc. ................................     88,000        2,670,800#
   Eastman Chemical Co. ........................     20,800          798,096
   Eastman Kodak Co. ...........................     78,300        2,370,141
   Eaton Corp. .................................     18,600        1,294,746
   Ecolab, Inc. ................................     34,400        1,286,560
   Edison International ........................     87,900        1,327,290*
   El Paso Corp. ...............................    137,400        6,114,300
   Electronic Data Systems Corp. ...............    126,300        8,742,486
   EMC Corp. MA ................................    595,700       10,001,803*
   Emerson Electric Co. ........................    115,700        6,254,742
   Engelhard Corp. .............................     35,300          986,635
   Entergy Corp. ...............................     59,600        2,199,240
   EOG Resources, Inc. .........................     31,300        1,094,874
   Equifax, Inc. ...............................     38,700          963,243
   Equity Office Properties Trust ..............    109,400        3,260,120
   Equity Residential Properties Corp. .........     71,600        2,072,820
   Exelon Corp. ................................     86,500        3,858,765
   Exxon Mobil Corp. ...........................  1,862,500       69,657,500
   Family Dollar Stores, Inc. ..................     46,400        1,382,720
   Fannie Mae ..................................    270,000       21,222,000
   Federal Home Loan Mortgage Corporation ......    187,000       12,373,790
   Federated Department Stores, Inc. ...........     53,400        1,975,800*
   Fedex Corp. .................................     82,900        3,801,794*
   Fifth Third Bancorp .........................    155,300        9,328,094
   First Data Corp. ............................    105,800        7,748,792
   FirstEnergy Corp. ...........................     80,280        2,711,858
   Fiserv, Inc. ................................     50,350        1,968,937*
   FleetBoston Financial Corp. .................    292,400       10,745,700
   Fluor Corp. .................................     21,400          809,990
   FMC Corp. ...................................      8,400          449,820*
   Ford Motor Co. ..............................    493,900        9,354,466
   Forest Laboratories, Inc. ...................     47,600        3,370,080*
   Fortune Brands, Inc. ........................     41,300        1,621,851
   FPL Group, Inc. .............................     47,500        2,631,500
   Franklin Resources, Inc. ....................     71,400        2,552,550
   Freeport Mcmoran Copper & Gold, Inc.
     Class B ...................................     38,900          519,315*

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Gannett Co., Inc. ...........................     71,400   $    4,958,730
   Gap, Inc. ...................................    232,000        3,069,360
   Gateway, Inc. ...............................     87,200          819,680*
   General Dynamics Corp. ......................     54,200        4,506,730
   General Electric Co. ........................  2,681,300      103,230,050
   General Mills, Inc. .........................     98,100        4,841,235
   General Motors Corp. ........................    148,100        7,360,570
   Genuine Parts Co. ...........................     46,400        1,563,680
   Georgia-Pacific Corp. .......................     61,000        1,955,660
   Gillette Co. ................................    284,700        9,309,690
   Golden West Financial Corp. .................     42,800        2,212,760
   Goodrich (B.F.) Co. .........................     27,900          679,923
   Goodyear Tire & Rubber Co. ..................     42,900          960,960
   Grainger (W.W.), Inc. .......................     25,600        1,198,080
   Great Lakes Chemical Corp. ..................     13,600          332,112
   Guidant Corp. ...............................     82,900        4,046,349*
   Halliburton Co. .............................    115,800        2,481,594
   Harley-Davidson, Inc. .......................     81,600        4,290,528
   Harrahs Entertainment, Inc. .................     31,600        1,018,468*
   Hartford Financial Services Group, Inc. .....     64,000        3,788,800
   Hasbro, Inc. ................................     46,600          766,570
   HCA, Inc. ...................................    145,100        5,628,429
   Health Management Associates, Inc. ..........     66,200        1,291,562*
   Healthsouth Corp. ...........................    105,200        1,548,544*
   Heinz (H.J.) Co. ............................     94,100        3,587,092
   Hercules, Inc. ..............................     29,200          294,920*
   Hershey Foods Corp. .........................     36,900        2,415,474
   Hewlett Packard Co. .........................    524,400       11,531,556
   Hilton Hotels Corp. .........................     99,600          986,040
   Home Depot, Inc. ............................    629,900       29,391,134
   Homestake Mining Co. ........................     71,100          563,112
   Honeywell International, Inc. ...............    218,500        7,241,090
   Household International, Inc. ...............    125,200        7,385,548
   Humana, Inc. ................................     45,900          577,422*
   Huntington Bancshares, Inc. .................     67,800        1,097,682
   Illinois Tool Works, Inc. ...................     82,000        5,030,700
   Immunex Corp. ...............................    144,200        3,894,121*
   IMS Health, Inc. ............................     79,500        1,628,160
   Inco, Ltd. ..................................     49,100          790,510*
   Ingersoll Rand Co. ..........................     45,500        1,905,995
   Intel Corp. .................................  1,815,300       59,278,621
   International Business Machines Corp. .......    469,000       54,211,710
   International Flavors & Fragrances, Inc. ....     25,900          793,835
   International Game Technology ...............     20,000        1,239,800*#
   International Paper Co. .....................    130,400        5,209,480
   Interpublic Group of Companies, Inc. ........    101,200        2,947,956
   Intuit Inc. .................................     56,300        2,472,133*
   ITT Industries, Inc. ........................     23,700        1,162,248
   JP Morgan Chase & Co. .......................    535,900       20,214,148
   Jabil Circuit, Inc. .........................     51,600        1,357,080*
   JDS Uniphase Corp. ..........................    355,300        3,581,424*#
   Jefferson-Pilot Corp. .......................     41,100        1,828,950
   John Hancock Financial Services, Inc. .......     83,200        3,273,088
   Johnson & Johnson ...........................    817,400       47,613,550
   Johnson Controls, Inc. ......................     23,400        1,860,768
   K Mart Corp. ................................    132,200          806,420*#
   KB Home Corp. ...............................     12,000          403,440
   Kellogg Co. .................................    109,600        3,232,104
   Kerr-Mcgee Corp. ............................     27,000        1,418,580
   KeyCorp .....................................    114,600        2,624,340
   KeySpan Corporation .........................     37,100        1,229,123
   Kimberly-Clark Corp. ........................    143,700        8,359,029
   Kinder Morgan, Inc. .........................     30,900        1,511,937#
   King Pharmaceuticals, Inc. ..................     65,966        2,628,085*
   KLA Tencor Corp. ............................     50,000        2,511,250*
   Knight-Ridder, Inc. .........................     19,800        1,199,880#

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Kohls Corp. .................................     89,900   $    6,099,715*
   Kroger Co. ..................................    218,800        5,540,016*
   Leggett And Platt, Inc. .....................     53,000        1,146,920
   Lehman Brothers Holdings, Inc. ..............     66,500        4,398,975
   Lexmark International Group, Inc. ...........     34,600        1,787,782*
   Lilly (Eli) & Co. ...........................    303,400       25,082,078
   Limited, Inc. ...............................    115,100        1,602,192
   Lincoln National Corp. ......................     50,700        2,418,390
   Linear Technology Corp. .....................     85,800        3,520,803
   Liz Claiborne, Inc. .........................     14,200          709,716
   Lockheed Martin Corp. .......................    117,200        5,443,940
   Loews Corp. .................................     53,200        3,023,356
   Louisiana-Pacific Corp. .....................     28,200          216,576
   Lowe's Companies, Inc. ......................    207,600        9,406,356
   LSI Logic Corp. .............................     97,500        1,584,375*
   Lucent Technologies, Inc. ...................    919,300        6,729,276
   Manor Care, Inc. ............................     27,800          649,130*
   Marriott International, Inc. Class A ........     65,800        2,475,396
   Marsh & McLennan Companies, Inc. ............     74,400        7,958,568
   Masco Corp. .................................    124,100        2,597,413
   Mattel, Inc. ................................    116,300        2,141,083
   Maxim Integrated Products, Inc. .............     88,600        4,855,723*
   May Department Stores Co. ...................     80,700        2,892,288
   Maytag Corp. ................................     20,500          593,065
   MBIA, Inc. ..................................     40,000        2,037,200
   MBNA Corp. ..................................    229,900        7,411,976
   McDermott International, Inc. ...............     16,500          185,955*
   McDonalds Corp. .............................    349,100        9,369,844
   McGraw-Hill Companies, Inc. .................     52,700        2,977,550
   McKesson HBOC, Inc. .........................     76,900        2,866,063
   Mead Corp. ..................................     26,800          828,656
   Medimmune, Inc. .............................     57,400        2,531,053*
   Medtronic, Inc. .............................    326,300       15,427,464
   Mellon Financial Corp. ......................    128,800        4,815,832
   Merck & Co., Inc. ...........................    619,000       41,937,250
   Mercury Interactive Corp. ...................     22,300          686,505*
   Meredith Corp. ..............................     13,400          456,940
   Merrill Lynch & Co., Inc. ...................    226,600       11,350,394
   MetLife, Inc. ...............................    202,400        5,551,832
   MGIC Investment Corp. .......................     28,900        1,692,095
   Micron Technology, Inc. .....................    160,900        4,370,044*
   Microsoft Corp. .............................  1,452,800       93,284,288*
   Millipore Corp. .............................     12,700          758,190
   Minnesota Mining & Manufacturing Co. ........    106,900       12,248,602
   Mirant Corp. ................................     91,600        2,235,956*
   Molex, Inc. .................................     52,700        1,514,862
   Moody's Corp. ...............................     42,500        1,473,475
   Morgan Stanley Dean Witter & Co. ............    300,400       16,672,200
   Motorola, Inc. ..............................    592,800        9,864,192
   Nabors Industries, Inc. .....................     39,600        1,247,400*
   National City Corp. .........................    162,200        4,541,600
   National Semiconductor Corp. ................     46,800        1,410,084*
   Navistar International Corp. ................     16,000          585,440
   NCR Corp. ...................................     26,000          999,180*
   Network Appliance Corp. .....................     87,900        1,355,858*
   New York Times Class A ......................     43,000        1,954,350
   Newell Rubbermaid, Inc. .....................     72,000        1,846,800
   Newmont Mining Corp. ........................     52,800        1,038,576#
   Nextel Communications Corp. Class A .........    206,500        2,209,550*#
   Niagra Mohawk Holdings, Inc. ................     43,300          768,142*
   Nicor, Inc. .................................     12,300          479,331
   Nike, Inc. Class B ..........................     73,200        3,878,868
   NiSource, Inc. ..............................     55,700        1,164,130
   Noble Drilling Corp. ........................     36,200        1,067,900*
   Nordstrom, Inc. .............................     36,100          683,373
   Norfolk Southern Corp. ......................    103,800        2,012,682

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Nortel Network Corp. ........................    860,100   $    6,708,780
   Northern Trust Corp. ........................     60,100        3,477,086
   Northrop Grumman Corp. ......................     29,700        2,788,236
   Novell, Inc. ................................     97,200          413,586*
   Novellus System, Inc. .......................     38,500        1,464,733*
   Nucor Corp. .................................     20,900        1,034,132
   Occidental Petroleum Corp. ..................    100,000        2,500,000
   Office Depot, Inc. ..........................     80,300        1,296,845*
   Omnicom Group, Inc. .........................     50,000        4,293,000
   Oracle Systems Corp. ........................  1,515,300       21,252,083*
   Paccar, Inc. ................................     20,700        1,260,941#
   Pactiv Corp. ................................     42,800          749,000*
   Pall Corp. ..................................     33,100          761,962
   Palm, Inc. ..................................    153,100          533,554*
   Parametric Technology Corp. .................     71,300          622,449*
   Parker-Hannifin Corp. .......................     31,500        1,293,075
   Paychex, Inc. ...............................    100,800        3,532,536
   Penny (J.C.) Co., Inc. ......................     71,000        1,799,140
   Peoples Energy Corp. ........................      9,600          368,832
   Peoplesoft, Inc. ............................     79,400        2,766,693*
   Pepsi Bottling ..............................     38,800        1,724,660
   Pepsico, Inc. ...............................    477,150       23,203,805
   PerkinElmer, Inc. ...........................     33,000          914,760
   Pfizer, Inc. ................................  1,704,100       73,804,571
   PG&E Corp. (Holding Co.) ....................    104,500        1,912,350
   Pharmacia Corp. .............................    351,200       15,593,280
   Phelps Dodge Corp. ..........................     21,200          759,596
   Phillip Morris Companies, Inc. ..............    593,800       28,009,546
   Phillips Petroleum Co. ......................    102,380        5,695,399
   Pinnacle West Capital Corp. .................     22,900          956,075
   Pitney Bowes, Inc. ..........................     66,600        2,762,568
   Placer Dome, Inc. ...........................     88,400          964,444
   PMC Sierra, Inc. ............................     44,400        1,011,876*
   PNC Financial Services Group, Inc. ..........     78,000        4,520,100
   Power-One, Inc. .............................     21,200          211,682*
   PPG Industries, Inc. ........................     45,500        2,446,535
   PPL Corp. ...................................     39,400        1,401,458
   Praxair, Inc. ...............................     43,400        2,296,728
   Procter & Gamble Co. ........................    349,600       27,080,016
   Progress Energy, Inc. .......................     58,600        2,428,970
   Progressive Corp. ...........................     19,900        2,915,947
   Providian Financial Corp. ...................     77,100          205,857
   Public Service Enterprises Group, Inc. ......     56,100        2,274,855#
   Pulte Corp. .................................     15,900          624,075
   Q Logic Corp. ...............................     24,900        1,231,803*
   QUALCOMM, Inc. ..............................    204,400       11,999,302*
   Quintiles Transnational Corp. ...............     31,500          521,483*
   Qwest Communication International, Inc. .....    448,300        5,334,770
   Radioshack Corp. ............................     50,100        1,450,896
   Ralston Purina Group ........................     83,600        2,769,668
   Raytheon Co. ................................    103,800        3,401,526
   Reebok International, Ltd. ..................     15,800          367,508*
   Regions Financial Corp. .....................     61,400        1,765,557
   Reliant Energy, Inc. ........................     80,300        2,051,665
   Robert Half International, Inc. .............     47,300        1,274,735*
   Rockwell Collins ............................     49,400          830,908
   Rockwell International Corp. ................     49,400          815,100
   Rohm & Haas Co. .............................     59,400        2,108,700
   Rowan Companies, Inc. .......................     25,500          416,670*
   Royal Dutch Petroleum Co. Den Haag
     (N.Y. Registry) ...........................    578,800       27,979,192
   Ryder System, Inc. ..........................     16,300          334,150
   Sabre Holdings Corp. ........................     35,900        1,245,371*
   Safeco Corp. ................................     34,500        1,109,003
   Safeway, Inc. ...............................    136,400        6,077,984*
   Saint Jude Medical, Inc. ....................     23,100        1,720,950*

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   St. Paul Companies, Inc. ....................     57,900   $    2,725,932
   Sanmina Corp. ...............................     86,300        1,847,683*#
   Sapient Corp. ...............................     33,200          205,840*
   Sara Lee Corp. ..............................    212,300        4,645,124
   SBC Communications, Inc. ....................    909,100       33,982,158
   Schering-Plough Corp. .......................    394,900       14,109,777
   Schlumberger, Ltd. ..........................    154,700        7,427,147
   Schwab (Charles) Corp. ......................    374,200        5,373,512
   Scientific Atlanta, Inc. ....................     44,000        1,183,160
   Sealed Air Corp. ............................     22,600        1,037,340*
   Sears, Roebuck & Co. ........................     88,700        4,036,737
   Sempra Energy ...............................     55,600        1,287,696
   Sherwin-Williams Co. ........................     42,300        1,183,977
   Siebel Systems, Inc. ........................    122,300        2,735,240*
   Sigma-Aldrich Corp. .........................     20,400          872,202
   Snap-On, Inc. ...............................     15,600          488,280
   Solectron Corp. .............................    217,200        3,192,840*#
   Southern Co. ................................    184,900        4,206,475
   SouthTrust Corp. ............................     91,800        2,247,264
   Southwest Airlines Co. ......................    205,600        3,855,000
   Sprint Corp. ................................    239,200        5,212,168
   Sprint Corp. (PCS Group) ....................    252,900        6,309,855*#
   Stanley Works ...............................     23,000          961,170
   Staples, Inc. ...............................    123,200        2,166,472*
   Starbucks Corp. .............................    102,600        1,818,585*
   Starwood Hotels and Resorts Worldwide,
     Inc. ......................................     53,600        1,454,704
   State Street Corp. ..........................     87,800        4,595,452
   Stilwell Financial, Inc. ....................     59,200        1,404,224
   Stryker Corp. ...............................     52,900        2,904,739
   Sun Microsystems ............................    879,100       12,522,780*
   Sunoco, Inc. ................................     22,600          826,256#
   Suntrust Banks, Inc. ........................     78,800        4,984,888#
   Supervalu, Inc. .............................     35,700          809,319
   Symbol Technologies, Inc. ...................     61,200        1,017,144
   Synovus Financial Corp. .....................     78,300        1,840,050
   Sysco Corp. .................................    181,500        4,463,085
   T. Rowe Price Group, Inc. ...................     33,200        1,056,424
   Target Corp. ................................    242,600        9,107,204
   Teco Energy, Inc. ...........................     36,600          966,606
   Tektronix, Inc. .............................     25,300          568,744*
   Tellabs, Inc. ...............................    110,500        1,685,678*
   Temple-Inland, Inc. .........................     13,300          759,962
   Tenet Healthcare Corp. ......................     87,500        5,250,000*
   Teradyne, Inc. ..............................     47,100        1,312,206*
   Texas Corp. .................................     69,300        3,125,430
   Texas Instruments, Inc. .....................    468,600       15,018,630
   Textron, Inc. ...............................     38,100        1,510,665
   Thermo-Electron Corp. .......................     48,900        1,061,130*
   Thomas & Betts Corp. ........................     15,700          320,437
   Tiffany & Co. ...............................     39,400        1,134,720
   TJX Companies, Inc. .........................     75,700        2,853,133
   TMP Worldwide, Inc. .........................     28,700        1,184,449*#
   Torchmark Corp. .............................     33,900        1,337,355
   Toys R Us, Inc. .............................     53,300        1,146,483*
   Transocean Sedco Forex, Inc. ................     85,800        2,428,140
   Tribune Co. .................................     80,600        2,909,660#
   Tricon Global Restaurants, Inc. .............     39,700        1,883,765*
   TRW, Inc. ...................................     33,700        1,314,974
   Tupperware Corp. ............................     15,600          306,696
   Tyco International, Ltd. ....................    522,800       30,740,640#
   U.S. Bancorp ................................    514,400        9,763,312
   Unilever NV .................................    154,300        8,779,670
   Union Pacific Corp. .........................     66,900        3,682,845
   Union Planters Corp. ........................     37,000        1,606,170

----------------------------------------------------------------------------
                                                      NOVEMBER 30, 2001
                                                  --------------------------
                                                          (UNAUDITED)
                                                    SHARES         VALUE+
                                                  ---------   --------------
   Unisys Corp. ................................     85,500   $    1,017,450*
   United Technologies Corp. ...................    127,100        7,651,420
   Unitedhealth Group, Inc. ....................     85,600        6,116,120
   Univision Communications, Inc. Class A ......     56,300        2,004,843*#
   Unocal Corp. ................................     65,700        2,160,873
   UnumProvident Corp. .........................     65,200        1,682,160
   USA Education, Inc. .........................     44,000        3,743,080
   USAir Group, Inc. ...........................     18,100          135,569*#
   UST, Inc. ...................................     44,100        1,583,190
   USX-Marathon Group, Inc. ....................     83,300        2,282,420
   USX-US Steel Group ..........................     24,000          405,360
   Veritas Software Co. ........................    107,300        4,173,434*
   Verizon Communications, Inc. ................    730,100       34,314,700
   VF Corp. ....................................     30,200        1,146,996
   Viacom, Inc. Class B ........................    480,500       20,973,825*
   Visteon Corp. ...............................     35,300          487,140
   Vitesse Semiconductor, Inc. .................     49,500          603,653*
   Vulcan Materials Co. ........................     27,300        1,262,625
   Wachovia Corp. ..............................    378,500       11,714,575
   Walgreen Co. ................................    274,800        9,068,400
   Wal-Mart Stores, Inc. .......................  1,206,900       66,560,535
   Washington Mutual, Inc. .....................    236,900        7,410,232
   Waste Management, Inc. ......................    168,800        4,945,840
   Watson Pharmaceuticals, Inc. ................     28,600          855,998*
   Wellpoint Health Networks, Inc. .............     17,100        2,016,090*
   Wells Fargo Company .........................    463,300       19,829,240
   Wendy's International, Inc. .................     30,700          872,801
   Westvaco Corp. ..............................     27,200          778,192
   Weyerhaeuser Co. ............................     58,100        3,070,585
   Whirlpool Corp. .............................     18,000        1,183,680
   Willamette Industries, Inc. .................     29,600        1,428,200
   Williams Companies, Inc. ....................    138,800        3,708,736
   Winn-Dixie Stores, Inc. .....................     37,900          519,609
   Worldcom, Inc. ..............................    779,600       11,343,180*
   Worthington Industries, Inc. ................     23,000          340,400
   Wrigley (Wm.) Jr. Co. .......................     61,000        3,082,940#
   XCEL Energy, Inc. ...........................     92,600        2,528,906
   Xerox Corp. .................................    187,400        1,574,160#
   Xilinx, Inc. ................................     89,800        3,242,229*
   XL Capital, Ltd. ............................     36,100        3,356,578#
   Yahoo!, Inc. ................................    153,000        2,380,680*
   Zimmer Holdings, Inc. .......................     52,450        1,692,037*
   Zions Bancorp ...............................     24,900        1,202,048
                                                              --------------
TOTAL COMMON STOCKS
   (Cost $2,398,058,961) .......................              $2,798,961,450
                                                              --------------

                                                 FACE AMOUNT
                                                     (000)        VALUE+
                                                 ------------ --------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
   Repurchase Agreement, PNC Capital Markets,
   Inc. 2.00%, 12/03/01 (Collateralized by
   U.S. Treasury Notes 6.75%, 05/15/05,
   valued at $35,836,900) to be repurchased
   at $35,311,884.
   (Cost $35,306,000) ..........................    $35,306   $   35,306,000
                                                              --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,433,364,961)++ .....................              $2,834,267,450
                                                              ==============

--------------------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
++ The cost for federal income tax purposes is $2,461,636,976.

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                     (AMOUNTS IN THOUSANDS)

                                                       SEPTEMBER 30, 2002
                                                     ----------------------
                                                          (UNAUDITED)
ASSETS:
   Investments at Value ...............................    $2,372,443
   Collateral for Securities Loaned ...................       117,983
   Cash ...............................................         5,699
   Receivables:
     Dividends and Interest ...........................         3,319
     Prepaid Expenses and Other Assets ................             6
                                                           ----------
        Total Assets ..................................    $2,499,450
                                                           ----------

LIABILITIES:
   Payables:
     Collateral on Securities Loaned ..................       117,983
     Futures Margin Variation .........................         1,011
   Accrued Expenses and Other Liabilities .............           250
                                                           ----------
        Total Liabilities .............................       119,244
                                                           ----------

NET ASSETS ............................................    $2,380,206
                                                           ==========

   Investments at Cost ................................    $2,779,125
                                                           ==========

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                     (AMOUNTS IN THOUSANDS)

                                                        NOVEMBER 30, 2001
                                                     ----------------------
ASSETS:
   Investments at Value ...............................    $2,834,267
   Collateral for Securities Loaned ...................       105,565
   Cash ...............................................         1,969
   Receivables:
     Dividends and Interest ...........................         3,862
     Investment Securities Sold .......................           275
     Fund Shares Sold .................................         1,322
   Prepaid Expenses and Other Assets ..................             1
                                                           ----------
        Total Assets ..................................    $2,947,261
                                                           ----------

LIABILITIES:
   Payables:
     Collateral on Securities Loaned ..................       105,565
     Investment Securities Purchased ..................         3,079
     Fund Shares Redeemed .............................         6,593
     Futures Margin Variation .........................           140
   Accrued Expenses and Other Liabilities .............           234
                                                           ----------
        Total Liabilities .............................       115,611
                                                           ----------

NET ASSETS ............................................    $2,831,650
                                                           ==========
   Investments at Cost ................................    $2,433,365
                                                           ==========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS                         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                        YEAR
                                                                       ENDED
                                                                     NOV. 30,
                                                                        2001
                                                                     ---------
INVESTMENT INCOME
   Dividends ...................................................     $  37,692
   Interest ....................................................         1,226
   Income from Securities Lending ..............................           120
                                                                     ---------
     Total Investment Income ...................................        39,038
                                                                     ---------
EXPENSES
   Investment Advisory Services ................................           745
   Accounting & Transfer Agent Fees ............................           447
   Custodian Fees ..............................................           107
   Legal Fees ..................................................            24
   Audit Fees ..................................................            41
   Shareholders' Reports .......................................            15
   Trustees' Fees and Expenses .................................            34
   Other .......................................................           124
                                                                     ---------
     Total Expenses ............................................         1,537
                                                                     ---------
     NET INVESTMENT INCOME .....................................        37,501
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Loss on Investment Securities Sold .............       (81,255)
   Net Realized Loss on Futures ................................       (14,349)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities .....................................      (344,426)
     Futures ...................................................           915
                                                                     ---------
   NET LOSS ON INVESTMENT SECURITIES ...........................      (439,115)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     $(401,614)
                                                                     =========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                 (AMOUNTS IN THOUSANDS)

                                                                 YEAR              YEAR
                                                                ENDED             ENDED
                                                               NOV. 30,          NOV. 30,
                                                                 2001              2000
                                                              ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ................................     $   37,501       $   35,967
   Net Realized Loss on Investment Securities Sold ......        (81,255)         (23,065)
   Net Realized Loss on Futures .........................        (14,349)          (1,770)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities ..............................       (344,426)        (166,154)
     Futures ............................................            915             (881)
                                                              ----------       ----------
     Net Decrease in Net Assets Resulting from Operations       (401,614)        (155,903)
                                                              ----------       ----------
Transactions in Interest:
   Contributions ........................................        552,671          798,812
   Withdrawals ..........................................       (458,219)        (279,159)
                                                              ----------       ----------
     Net Increase from Transactions in Interest .........         94,452          519,653
                                                              ----------       ----------
     Total Increase (Decrease) ..........................       (307,162)         363,750
                                                              ----------       ----------
NET ASSETS
   Beginning of Period ..................................      3,138,812        2,775,062
                                                              ----------       ----------
   End of Period ........................................     $2,831,650       $3,138,812
                                                              ==========       ==========

See accompanying notes to financial statements.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS                            THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                                    (AMOUNTS IN THOUSANDS)

                                                               YEAR             YEAR           YEAR           YEAR           YEAR
                                                               ENDED            ENDED         ENDED          ENDED          ENDED
                                                             NOV. 30,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                               2001             2000           1999           1998           1997
                                                            ----------       ----------     ----------     ----------      --------
Net Asset Value, Beginning of
   Period ..............................................           N/A              N/A            N/A            N/A           N/A
                                                            ----------       ----------     ----------     ----------      --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss). .......................            --               --             --             --            --
   Net Gains (Losses) on Securities
     (Realized and Unrealized) .........................            --               --             --             --            --
                                                            ----------       ----------     ----------     ----------      --------
   Total from Investment Operations ....................            --               --             --             --            --
                                                            ----------       ----------     ----------     ----------      --------
LESS DISTRIBUTIONS
   Net Investment Income ...............................            --               --             --             --            --
   Net Realized Gains ..................................            --               --             --             --            --
                                                            ----------       ----------     ----------     ----------      --------
        Total Distributions ............................            --               --             --             --            --
                                                            ----------       ----------     ----------     ----------      --------
Net Asset Value, End of Period .........................           N/A              N/A            N/A            N/A           N/A
                                                            ==========       ==========     ==========     ==========      ========
Total Return ...........................................           N/A              N/A            N/A            N/A           N/A
                                                            ==========       ==========     ==========     ==========      ========
Net Assets, End of Period (thousands) ..................    $2,831,650       $3,138,812     $2,775,062     $1,557,174      $822,493
Ratio of Expenses to Average Net Assets ................          0.05%            0.06%          0.06%          0.06%         0.07%
Ratio of Net Investment Income to Average
   Net Assets ..........................................          1.26%            1.12%          1.27%          1.47%         1.75%
Portfolio Turnover Rate ................................             8%               8%             4%             9%            4%

----------------
N/A Not applicable as The U.S. Large Company Series is organized as a partnership.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                   THE DFA INVESTMENT TRUST COMPANY

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2001, the Trust consisted of twenty-five investment portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its feeders.

     3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of the average daily net assets.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

    Purchases ........................................     $357,208
    Sales ............................................      244,724

E.   INVESTMENT TRANSACTIONS:

     At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of futures and investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation ....................    $ 702,656
    Gross Unrealized Depreciation ....................     (330,026)
                                                          ---------
    Net ..............................................    $ 372,630
                                                          =========

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described as follows:

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE DFA INVESTMENT TRUST COMPANY

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

     2. FUTURES CONTRACTS: During the year ended November 30, 2001, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2001, the Series had outstanding 130 long futures contracts on the S&P 500 Index, all of which expire on December 21, 2001. The value of such contracts on November 30, 2001 was $37,050,000, which resulted in an unrealized gain of $33,618.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001, borrowings under the line were as follows:

                                                                                                                        MAXIMUM
                                                                                                                        AMOUNT
                                                              WEIGHTED         WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                                               AVERAGE          AVERAGE        DAYS        EXPENSE      DURING
                                                            INTEREST RATE    LOAN BALANCE   OUTSTANDING   INCURRED    THE PERIOD
                                                            -------------    ------------   -----------   --------    ---------
     Year Ended November 30, 2001 .....................          3.97%         $8,513,500        14        $12,851    $27,081,000

     The Series had no outstanding borrowings under the line of credit at November 30, 2001.

     The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

H. SECURITIES LENDING:

     Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JP MorganChase and UBS Warburg which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $100,417,592, the related value of collateral and indemnification was $105,564,675 and the value of collateral on overnight repurchase agreements was $107,734,138.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                                                THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser -- Large Cap Value
Equity Portfolio, Large Cap Growth Equity
Portfolio, Mid-Cap Value Equity Portfolio,
Mid-Cap Growth Equity Portfolio, Small
Cap Value Equity Portfolio, Small Cap
Growth Equity Portfolio, U.S. Opportunities
Portfolio, Global Science & Technology
Opportunities Portfolio, International Equity
Portfolio, International Opportunities
Portfolio, Select Equity Portfolio and
Balanced Portfolio
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Investment Adviser -- European Equity
Portfolio and Asia Pacific Equity Portfolio
   BlackRock International, Limited
   Edinburgh, Scotland EH3 8JB

Sub-Adviser -- International Equity
Portfolio and International Opportunities
Portfolio
   BlackRock International, Limited
   Edinburgh, Scotland EH3 8JB

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson Thacher & Bartlett
   New York, New York 10017

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $18 BILLION IN 39 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.

Stock Portfolios
-----------------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         U.S. Opportunities

         Global Science & Technology Opportunities
         European Equity
         International Equity
         International Opportunities
         Asia Pacific Equity
         Select Equity
         Index Equity

Stock & Bond Portfolios
-----------------------
         Balanced

Bond Portfolios
-----------------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA


         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

Tax-Free Bond Portfolios
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income


         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

Money market Portfolios
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market


         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds.(1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

(LOGO)
BLACKROCK
FUNDS
[GRAPHIC OMITTED]


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                          EQ-ANN